PORTICO FUNDS

                                 Annual Report
                                October 31, 1995

                                 Institutional
                               Money Market Fund

                              NOTICE TO INVESTORS

-Shares of Portico Funds:

 - ARE NOT INSURED BY THE
   FDIC, the US Government or any
   other governmental agency;

 - are not bank deposits or obligations
   of or guaranteed by Firstar Bank, its parent company or its affiliates;

 - are subject to investment risks,
   including possible loss of principal; and

 - are offered by B.C. Ziegler and Company, member NASD, SIPC, and an independent third-party distributor.

-Firstar Bank affiliates serve as investment adviser, custodian, transfer agent, administrator, and accounting services agent and receive compensation for such services as disclosed in the current prospectus.

-There can be no assurance that the money market fund will be able to maintain a stable net asset value of $1.00 per share.


December 1995
Dear Shareowner:
INVESTMENT REVIEW

As fears of slow economic growth rose during the last six months, the Federal Reserve Board did an "about face" and lowered short-term interest rates 25 basis points. Money market rates have reflected that drop, but still remain attractive, yielding slightly less than two-, three-, and five-year Treasury securities. Additionally, when adjusted for inflation, the "real" yields on money market investments remain very attractive by historical standards.

Portico Institutional Money Market Fund is managed with quality and safety of principal as our primary goals. All securities purchased by the Fund must meet strict guidelines set by the SEC for presenting minimal credit risk as well as our own high internal standards. Our credit research team closely monitors all investments to ensure quality standards are met.


                                7-Day Yield<F1>
                         Period Ended October 31, 1995
Institutional Money Market Fund
Current    5.50%
Effective  5.65%

<F1>After fee waivers. Had fees not been waived, the current and effective yields would have been 5.17% and 5.32%, respectively. Reflects past performance; yields will vary. An investment in Portico Institutional Money Market Fund is neither insured nor guaranteed by the U.S. Government nor is there any assurance the Fund will be able to maintain a stable net asset value of $1.00 per share.

Current yield refers to income earned by a fund's investments over a 7-day period. It is then annualized and stated as a percentage of the investment. Effective yield is the same as current yield except that it assumes the income earned by an investment in a fund will be reinvested.


                             Yield Comparisons<F2>

Average                                 Donoghue's Institutional
Monthly        Portico Institutional          AverageTM/
Rates            Money Market Fund            All Taxable
----------     ---------------------    ------------------------
1995
--------
October              5.48%                       5.42%
September            5.51                        5.44
August               5.57                        5.47
July                 5.68                        5.56
June                 5.79                        5.68
May                  5.84                        5.71
April                5.87                        5.73
March                5.89                        5.72
February             5.85                        5.65
January              5.68                        5.38

1994
--------
December             5.39                        5.24
November             4.97                        4.85

We compare the Portico Institutional Money Market Fund to the IBC/Donoghue's Institutional AverageTM/All Taxable, which is a composite of professionally managed money market investment funds with similar objectives.

<F2>After fee waivers. Had fees not been waived, performance would have been reduced. Reflects past performance; yields will vary. An investment in Portico Institutional Money Market Fund is neither insured nor guaranteed by the U.S. Government nor is there any assurance the Fund will be able to maintain a stable net asset value of $1.00 per share.


LOOKING AHEAD - THE FORECAST
Inflation appears to be under control which has allowed the Federal Reserve Board to cut short-term interest rates. As inflation remains in check, we expect short-term interest rates to decline further over the next six months and anticipate at least maintaining an average maturity in Portico Institutional Money Market Fund comparable to the industry benchmark.

As always, we pride ourselves on meeting three important objectives for our money market shareowners: preservation of principal, liquidity and competitive investment income. We believe these principles, combined with a disciplined approach to quality, continue to be appropriate for our money market investors. Your continued confidence in Portico Institutional Money Market Fund is important to us and we look forward to working with you in the future.

Jane T. Keelan
Carl J. Smith

Portfolio Managers
Firstar Investment Research & Management Company



INSTITUTIONAL MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES
(Amounts in thousands, except per share data)
October 31, 1995

ASSETS:
 Investments, at amortized cost                $719,652
 Interest receivable                                275
 Other                                                3
                                               --------

   Total Assets                                 719,930
                                               --------

LIABILITIES:
 Dividends payable                                3,139
 Payable to affiliates                              197
 Accrued expenses                                    28
                                               --------
   Total Liabilities                              3,364
                                               --------
NET ASSETS                                     $716,566
                                               ========

CAPITAL STOCK, $.0001 par value
 Authorized                                   5,000,000
 Issued and outstanding                         716,566

NET ASSET VALUE,
 REDEMPTION PRICE AND
 OFFERING PRICE PER SHARE                         $1.00
                                                =======

See notes to the financial statements.



INSTITUTIONAL MONEY MARKET FUND
STATEMENT OF OPERATIONS
(Amounts in thousands)
Year Ended October 31, 1995

INVESTMENT INCOME:
 Interest income                                $42,483
                                               --------
EXPENSES:
 Investment advisory fees                         3,552
 Administration fees                                864
 Service organization fees                          271
 Custody fees                                       170
 Federal and state registration fees                 42
 Shareowner servicing and
   accounting costs                                  63
 Professional fees                                   27
 Reports to shareowners                              13
 Amortization of organization costs                   4
 Directors' fees and expenses                         5
 Other                                               32
                                               --------
 Total expenses before waiver                     5,043
  Less: Waiver of expenses                      (2,530)
                                               --------
  Net Expenses                                    2,513
                                               --------
NET INVESTMENT INCOME                           $39,970
                                               ========


STATEMENT OF CHANGES IN NET ASSETS
(Amounts in thousands)
                                        Year Ended October 31,
                                        ----------------------
                                         1995             1994
                                         ----             ----
OPERATIONS:
 Net investment income               $   39,970      $   24,254
                                     ----------      ----------
 Increase in net assets resulting
  from operations                        39,970          24,254
                                     ----------      ----------

CAPITAL SHARE
 TRANSACTIONS:
 Shares sold                          2,916,794       1,760,075
 Shares issued to owners in
  reinvestment of dividends               4,010           1,226
                                     ----------      ----------
                                      2,920,804       1,761,301

 Shares redeemed                    (2,958,874)     (1,594,966)
                                     ----------      ----------
 Net increase (decrease)               (38,070)         166,335
                                     ----------      ----------

DIVIDENDS PAID FROM:
 Net investment income                 (39,970)        (24,254)
                                     ----------      ----------

TOTAL INCREASE (DECREASE)
 IN NET ASSETS                         (38,070)         166,335

NET ASSETS:
 Beginning of year                      754,636         588,301
                                     ----------      ----------
 End of year                         $  716,566      $  754,636
                                     ==========      ==========

See notes to the financial statements.


INSTITUTIONAL MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
                                                                     April 26,
                                                                      1991<F3>
                                          Year ended Oct.31,          through
                                   ----------------------------------- Oct.31,
                                   1995      1994     1993   1992<F4>   1991
                                   ----      ----     ----   --------   ----
Per Share Data:
Net asset value,
 beginning of period               $1.00    $1.00    $1.00    $1.00    $1.00

Income from investment
operations:
 Net investment income              0.06     0.04     0.03     0.04     0.03
                                 -------  -------  -------  -------  -------

 Total from investment
 operations                         0.06     0.04     0.03     0.04     0.03
                                 -------  -------  -------  -------  -------

Less distributions:
 Dividends from net
   investment income              (0.06)   (0.04)   (0.03)   (0.04)   (0.03)
                                 -------  -------  -------  -------  -------

 Total distributions              (0.06)   (0.04)   (0.03)   (0.04)   (0.03)
                                 -------  -------  -------  -------  -------

Net asset value, end of period     $1.00    $1.00    $1.00    $1.00    $1.00
                                 =======  =======  =======  =======  =======

Total Return<F5>                   5.77%    3.65%    2.92%    3.88%    2.87%

Supplemental data and ratios:
 Net assets, in thousands,
   end of period                $716,566 $754,636 $588,301 $696,132 $189,048
 Ratio of net expenses to
   average net assets<F6>          0.35%    0.37%    0.38%    0.41%    0.50%
 Ratio of net investment income
   to average net assets<F6>       5.63%    3.64%    2.87%    3.75%    5.47%


<F3>Commencement of operations.
<F4>Effective February 3, 1992, FIRMCO assumed the investment advisory responsibilities of Firstar Trust Company.
<F5>Not annualized for the period ended October 31, 1991.
<F6>Annualized for the period ended October 31, 1991.

See notes to the financial statements.


INSTITUTIONAL MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
October 31, 1995

   Principal                                        Amortized
    Amount                                            Cost
(in thousands)                                   (in thousands)
--------------                                    --------------

            COMMERCIAL PAPER 90.2%
            Asset Backed 10.4%
            Ciesco L.P.,
   $15,000     5.67%, 11/09/95                       $14,981
    15,000     5.68%, 11/22/95                        14,950
            Corporate Asset Funding Co., Inc.,
    15,000     5.68%, 11/21/95                        14,953
    15,000     5.69%, 1/09/96                         14,836
    15,000  New Center Asset Trust,
            5.75%, 11/29/95                           14,933
                                                      ------

                                                      74,653
                                                      ------
            Auto & Truck 3.7%
            Ford Credit Europe PLC,
    15,000     5.71%, 1/08/96                         14,838
    12,000     5.69%, 1/25/96                         11,839
                                                      ------

                                                      26,677
                                                      ------
            Basic Industry 2.1%
    15,000  U.S. Borax & Chemical Corp.,
            5.70%, 1/16/96                            14,820
                                                      ------
            Conglomerates 7.2%
            Mitsubishi International Corp.,
    14,000     5.74%, 11/01/95                        14,000
     8,000     5.85%, 1/04/96                          7,917
            Sumitomo Corporation of America,
    15,000     5.75%, 11/16/95                        14,964
    15,000     5.80%, 1/29/96                         14,785
                                                      ------
                                                      51,666
                                                      ------
            Consumer Staples 1.4%
    10,000  Hitachi America, Ltd.,
            5.68%, 11/20/95                            9,970
                                                      ------
            Drugs 9.3%
            Colgate-Palmolive Company,
    15,000     5.67%, 11/13/95                        14,972
    12,000     5.71%, 12/11/95                        11,924
    10,000  Lilly (Eli) & Co.,
            6.37%, 11/07/95                            9,989
            Sandoz Corporation,
    15,000     5.65%, 11/03/95                        14,995
    15,000     5.68%, 11/15/95                        14,967
                                                      ------
                                                      66,847
                                                      ------
            Electronics 2.1%
    15,000  Panasonic Finance,
            5.70%, 12/29/95                           14,862
                                                      ------
            Energy 3.2%
            Arco Coal Australia Inc.,
    12,624     5.66%, 12/07/95                        12,552
    10,550     5.66%, 12/08/95                        10,489
                                                      ------
                                                      23,041
                                                      ------
            Finance 21.1%
            American Express Credit Corporation,
    15,000     5.63%, 11/02/95                        14,998
    13,000     5.70%, 11/13/95                        12,975
    15,000  CIT Group Holdings, Inc.,
            5.66%, 12/21/95                           14,882
    13,000  General Electric Capital Corporation,
            5.67%, 12/15/95                           12,910
    13,000  Hanson Finance (U.K.) PLC,
            5.62%, 1/12/96                            12,854
            Heller Financial, Inc.,
    13,000     5.69%, 11/28/95                        12,945
    15,000     5.70%, 1/19/96                         14,812
    13,000  Household Finance Corporation,
            5.70%, 1/16/96                            12,844
    10,000  National Rural Utilities C.F.C.,
            5.80%, 11/01/95                           10,000
            Paccar Financial Company,
    10,000     5.62%, 12/15/95                         9,931
     9,000     5.60%, 12/19/95                         8,933
    13,000  Swedish Export Credit Corporation,
            5.67%, 12/05/95                           12,930
                                                     -------
                                                     151,014
                                                     -------
            Finance - Services 10.1%
            Goldman Sachs Group, L.P.,
    15,000     5.70%, 1/10/96                         14,834
    15,000     5.73%, 1/11/96                         14,830
    13,000  Merrill Lynch & Co., Inc.,
            5.68%, 11/27/95                           12,947
            Morgan Stanley Group, Inc.,
    15,000     5.70%, 1/18/96                         14,815
    15,000     5.72%, 1/23/96                         14,802
                                                      ------
                                                      72,228
                                                      ------
            Food 1.4%
    10,000  CPC International, Inc.,
            5.70%, 1/22/96                             9,870
                                                      ------
            Insurance 8.0%
    12,900  American Family Financial Services, Inc.,
            5.74%, 12/13/95                           12,814
            ITT Hartford Group, Inc.,
    14,000     5.77%, 11/06/95                        13,989
     7,562     5.73%, 12/06/95                         7,520
     8,500  John Hancock Capital Corp.,
            5.72%, 12/28/95                            8,423
    15,000  Prudential Funding Corp.,
            5.62%, 12/28/95                           14,866
                                                      ------
                                                      57,612
                                                      ------
            Miscellaneous 1.4%
    10,000  International Lease Finance Corp.,
            5.68%, 11/10/95                            9,986
                                                      ------
           Sovereign 4.7%
            Quebec Province of Canada,
    14,000     5.71%, 1/30/96                         13,800
    12,000     5.60%, 2/29/96                         11,776
     8,000  Wool International,
            5.69%, 12/01/95                            7,962
                                                      ------

                                                      33,538
                                                      ------
            Technology 2.0%
    15,000  Xerox Corporation,
            5.70%, 1/17/96                            14,817
                                                      ------
            Utilities 2.1%
    15,000  AT & T Capital Corp.,
            5.64%, 11/17/95                           14,962
                                                      ------

            Total Commercial Paper                   646,563
                                                     -------

            VARIABLE RATE DEMAND NOTES 2.8%
    20,000  WPL Holdings Demand Note                  20,000
                                                      ------


            Total Variable Rate Demand Notes          20,000
                                                      ------
   Number
  of Shares
(in thousands)
--------------

            INVESTMENT COMPANIES 7.4%
    18,797  Financial Square Prime Obligation Fund    18,797
    34,292  Short-Term Investments Co.
            Liquid Assets Portfolio                   34,292
                                                      ------


            Total Investment Companies                53,089
                                                      ------


            Total Investments 100.4%                 719,652
                                                     -------


            Liabilities, less Other Assets (0.4)%    (3,086)
                                                     -------


            NET ASSETS 100.0%                       $716,566
                                                    ========

See notes to the financial statements.



INSTITUTIONAL MONEY MARKET FUND
Notes to the Financial Statements

1. ORGANIZATION
 Portico Funds, Inc. (the "Company") was incorporated on February 15, 1988, as a Wisconsin Corporation and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. The Institutional Money Market Fund (the "Fund") which commenced operations on April 26, 1991, is a separate, diversified investment portfolio of the Company.

2. SIGNIFICANT ACCOUNTING POLICIES
 The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

a) Investment Valuation - The securities are valued on the basis of amortized cost for financial reporting purposes and federal income tax purposes, which approximates market value. Variable rate demand notes are valued at cost which approximates market value.

b) Federal Income Taxes - No provision for federal income taxes has been made since the Fund has complied with the provisions of the Internal Revenue Code available to regulated investment companies and intends to continue to so comply in future years.

c) Expenses - The Fund is charged for those expenses that are directly attributable to it, such as advisory, administration, service organization fees and certain shareowner service fees. Expenses that are not directly attributable to a portfolio are typically allocated among the Company's portfolios in proportion to their respective net assets, number of shareowner accounts or net sales, where applicable.

d) Distributions to Shareowners - Dividends from net investment income are declared daily and paid monthly. Distributions of net realized capital gains, if any, will be declared at least annually.

e) Other - The Fund recognizes interest income on the accrual basis. Discounts and premiums are amortized over the life of the respective security. Investment and shareowner transactions are recorded no later than the first business day after the trade date. Realized gains and losses from investment transactions are reported on an identified cost basis which is the same basis the Fund uses for federal income tax purposes. Transactions in capital shares at $1.00 per share are shown in the Statement of Changes in Net Assets. Generally accepted accounting principles require that permanent financial reporting and tax differences be reclassified to capital stock.

3. INVESTMENT ADVISORY AND OTHER AGREEMENTS
 The Fund has entered into an Investment Advisory Agreement with Firstar Investment Research & Management Company ("FIRMCO"). FIRMCO is a subsidiary of Firstar Corporation, a publicly held bank holding company. Pursuant to its Advisory Agreement with the Fund, FIRMCO is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 0.50% of the Fund's first $2 billion of average daily net assets, and 0.40% of the Fund's average daily net assets in excess of $2 billion. For the year ended October 31, 1995, FIRMCO voluntarily waived $1,882 of its advisory fees, in thousands, for the Fund.

 Firstar Trust Company, an affiliate of FIRMCO, serves as custodian, transfer agent and accounting services agent for the Fund.


 The Company has entered into a Co-Administration Agreement with B.C. Ziegler and Company and Firstar Trust Company (the "Co-Administrators") for certain administrative services. Pursuant to the Co-Administration Agreement with the Company, the Co-Administrators are entitled to receive a fee, computed daily and payable monthly, at the annual rate of 0.125% of the Company's first $2 billion of average aggregate daily net assets, plus 0.10% of the Company's average aggregate daily net assets in excess of $2 billion. For the year ended October 31, 1995, $648 of administration fees, in thousands, were voluntarily waived for the Fund.

 Prior to January 1, 1995, the Fund had entered into Servicing Agreements with certain Service Organizations, including affiliates of FIRMCO. The Service Organizations were entitled to receive fees from the Fund up to an annual rate of 0.25% of the daily net assets of the Fund for certain support and/or distribution services to customers of the Service Organizations who were beneficial owners of Fund shares. Service Organization fees, in thousands, paid by the Fund to affiliates of FIRMCO aggregated $293 for the year ended October 31, 1995. The Servicing Agreements were terminated effective January 1, 1995.

 Each Director of the Company who is not affiliated with FIRMCO receives an annual fee from the Company for service as a Director and is eligible to participate in a deferred compensation plan with respect to these fees. Participants in the plan may designate their deferred Director's fees as if invested in any one of the Portico Funds (with the exception of the MicroCap
Fund) or in 90-day U.S. Treasury bills. The value of each Director's deferred compensation account will increase or decrease as if it were invested in shares of the selected Portico Funds or 90-day U.S.Treasury bills. The Fund maintains its proportionate share of the Company's liability for deferred fees.


Report of Independent Accountants

To the Board of Directors and Shareholders of the Portico Institutional Money Market Fund

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Portico Institutional Money Market Fund (one of the portfolios of Portico Funds, Inc. (the "Fund") at October 31, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended and for the period April 26, 1991 (commencement of operations) through October 31, 1991, all in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1995 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

/s/ Price Waterhouse
Milwaukee, Wisconsin
November 29, 1995


-Portico Funds are available through:
 - the Portico Funds Center,
 - Investment Specialists who are registered representatives of Elan Investment Services, Inc., a registered broker/dealer, NASD and SIPC member,
 - and through selected shareholder organizations.
This report is authorized for distribution only when preceded or accompanied by a current prospectus.

To Open an Account or Request Information
1-800-982-8909
1-414-287-3710

For Account Balances and Investor Services
1-800-228-1024
1-414-287-3808

Portico Funds Center
615 East Michigan Street
P.O. Box 3011
Milwaukee, WI53201-3011


------------------------------------------------------------------------------

                                 PORTICO FUNDS
                                 Annual Report
                                October 31, 1995


                         Money Market Fund U.S. Treasury
                        Money Market Fund U.S. Government
                          Money Market Fund Tax-Exempt
                               Money Market Fund


                              NOTICE TO INVESTORS

- Shares of Portico Funds:

 - ARE NOT INSURED BY THE
   FDIC, the US Government or any
   other governmental agency;

 - are not bank deposits or obligations
   of or guaranteed by Firstar Bank, its parent company or its affiliates;

 - are subject to investment risks,
   including possible loss of principal; and

 - are offered by B.C. Ziegler and Company, member NASD, SIPC, and an independent third-party distributor.

- Firstar Bank affiliates serve as investment adviser, custodian, transfer agent, administrator, and accounting services agent and receive compensation for such services as disclosed in the current prospectus.

- There can be no assurance that the money market funds will be able to maintain a stable net asset value of $1.00 per share.


DECEMBER 1995
Dear Shareowner:
INVESTMENT REVIEW

As fears of slow economic growth rose during the last six months, the Federal Reserve Board did an "about face" and lowered short-term interest rates 25 basis points. Money market rates have reflected that drop, but still remain attractive, yielding slightly less than two-, three-, and five-year Treasury securities. Additionally, when adjusted for inflation, the "real" yields on money market investments remain very attractive by historical standards.

Portico money market funds are managed with quality and safety of principal as our primary goals. All securities purchased by the Funds must meet strict guidelines set by the SEC for presenting minimal credit risk, as well as our own high internal standards. Our credit research team closely monitors all investments to ensure quality standards are met.

                  PORTICO MONEY MARKET FUNDS 7-DAY YIELDS<F7>
                         PERIOD ENDED OCTOBER 31, 1995
MONEY MARKET FUND
     CURRENT        EFFECTIVE
     5.23%          5.36%

U.S. TREASURY
MONEY MARKET FUND
     CURRENT        EFFECTIVE
     4.89%          5.01%

U.S. GOVERNMENT
MONEY MARKET FUND
     CURRENT        EFFECTIVE
     4.60%          4.70%

TAX-EXEMPT
MONEY MARKET FUND
     CURRENT        EFFECTIVE
     3.40%          3.46%

<F7>After fee waivers. Had fees not been waived, current and effective yields would have been 4.96% and 5.09% for the Money Market Fund; 4.65% and 4.77% for the U.S. Treasury Money Market Fund; 4.46% and 4.56% for the U.S. Government Money Market Fund; and 3.21% and 3.27% for the Tax-Exempt Money Market Fund, respectively. Reflects past performance; yields will vary. An investment in any one of the Portico money market funds is neither insured nor guaranteed by the U.S. Government nor is there any assurance the Funds will be able to maintain a stable net asset value of $1.00 per share.

Current yield refers to income earned by a fund's investments over a 7-day period. It is then annualized and stated as a percentage of the investment. Effective yield is the same as current yield except that it assumes the income earned by an investment in a fund will be reinvested.


                                          PORTICO MONEY MARKET FUNDS YIELD COMPARISONS<F8>
AVERAGE
MONTHLY
RATES

                                                                                                                      Donoghue's
                                                                                                          Portico     Money Fund
                                               Donoghue's             Donoghue's  Portico   Donoghue's   Tax-Exempt   AverageTM/
                     Donoghue's    Portico        Money     Portico      Money      Tax-       Money       Money     All Tax-Free
          Portico    Money Fund U.S. Treasury     Fund    U.S. Gov't.    Fund      Exempt      Fund      Market Tax       Tax
           Money     AverageTM/     Money      AverageTM/    Money    AverageTM/   Money    AverageTM/   Equivalent   Equivalent
           Market   All Taxable   Market<F10> U.S. Treasury  Market     Gov't.     Market  All Tax-Free  Yield<F9>    Yield<F9>
          -------   -----------   ----------- -------------  ------    ---------   ------  ------------  ----------  ----------
1995
October     5.21%       5.22%        4.89%         4.90%      4.90%       5.04%     3.32%       3.24%       5.19%         5.06%
September   5.25        5.25         4.97         4.96        5.12       5.08       3.35       3.28         5.23         5.13
August      5.31        5.27         5.04         5.02        5.23       5.09       3.30       3.22         5.16         5.03
July        5.42        5.36         5.22         5.08        5.31       5.18       3.19       3.10         4.98         4.84
June        5.53        5.48         5.29         5.18        5.42       5.32       3.41       3.32         5.33         5.19
May         5.58        5.51         5.32         5.24        5.50       5.34       3.83       3.74         5.98         5.84
April       5.62        5.53         5.39         5.25        5.51       5.35       3.52       3.59         5.50         5.61
March       5.66        5.52         5.29         5.24        5.54       5.34       3.43       3.36         5.36         5.25
February    5.62        5.44         5.11         5.09        5.50       5.24       3.44       3.36         5.38         5.25
January     5.45        5.19         4.89         4.85        5.31       4.95       3.12       3.05         4.88         4.77

1994
December    5.11        5.04         4.70         4.66        4.90       4.82       3.49       3.42         5.45         5.34
November    4.71        4.63         4.44         4.37        4.61       4.46       3.01       2.96         4.70         4.63
We compare our Funds to the IBC/Donoghue's Money Fund Averages, which are composites of professionally managed money market investment funds with similar objectives.

<F8>After fee waivers. Had fees not been waived, performance would be reduced. Reflects past performance; yields will vary. An investment in any one of the Portico money market funds is neither insured nor guaranteed by the U.S. Government nor is there any assurance the Funds will be able to maintain a stable net asset value of $1.00 per share.

<F9>Assumes a 36% tax bracket.

<F10>Effective January 1, 1995, the Fund's name was changed to the U.S. Treasury Money Market Fund.

LOOKING AHEAD - THE FORECAST

Inflation appears to be under control which has allowed the Federal Reserve Board to cut short-term interest rates. As inflation remains in check, we expect short-term interest rates to decline further over the next six months and anticipate at least maintaining an average maturity in the Portico money market funds comparable to their industry benchmarks.

As always, we pride ourselves on meeting three important objectives for our money market shareowners: PRESERVATION OF PRINCIPAL, LIQUIDITY and COMPETITIVE INVESTMENT INCOME. We believe these principles, combined with a disciplined approach to quality, continue to be appropriate for our money market investors. Your continued confidence in the Portico money market funds is important to us and we look forward to working with you in the future.

Jane T. Keelan
Carl J. Smith

Portfolio Managers
Firstar Investment Research & Management Company


STATEMENT OF ASSETS AND LIABILITIES
(AMOUNTS IN THOUSANDS, EXCEPT PER SHARE DATA)
OCTOBER 31, 1995                              U.S.         U.S.
                                            TREASURY    GOVERNMENT  TAX-EXEMPT
                               MONEY         MONEY        MONEY        MONEY
                            MARKET FUND   MARKET FUND  MARKET FUND  MARKET FUND
                            -----------   -----------  -----------  -----------
ASSETS:
  Investments, at
    amortized cost           $173,033       $63,872      $163,056      $83,469
  Interest receivable              80         1,082           769          654
  Cash                              -             -             -          223
  Other                             9             4             9            3
                              -------        ------       -------      -------


   Total Assets               173,122        64,958       163,834       84,349
                              -------        ------       -------       ------


LIABILITIES:
  Dividends payable               723           258           659          211
  Payable to affiliates           109            28            81           34
  Accrued expenses and other
   liabilities                     29            17            26           20
                              -------       -------       -------      -------


   Total Liabilities              861           303           766          265
                              -------       -------       -------      -------


NET ASSETS                   $172,261       $64,655      $163,068      $84,084
                             ========       =======      ========      =======

CAPITAL STOCK, $.0001
    par value
  Authorized                5,000,000     5,000,000     5,000,000    5,000,000
  Issued and outstanding      172,261        64,655       163,068       84,084

NET ASSET VALUE,
  REDEMPTION PRICE AND
  OFFERING PRICE PER SHARE      $1.00         $1.00         $1.00        $1.00
                             ========       =======      ========      =======

See notes to the financial statements.


STATEMENT OF OPERATIONS
(AMOUNTS IN THOUSANDS)
YEAR ENDED OCTOBER 31, 1995                   U.S.         U.S.
                                            TREASURY    GOVERNMENT   TAX-EXEMPT
                                MONEY        MONEY        MONEY        MONEY
                             MARKET FUND  MARKET FUND  MARKET FUND  MARKET FUND
                             -----------  -----------  -----------  -----------
INVESTMENT INCOME:
 Interest income               $9,388        $3,348       $10,115        $2,779
                               ------        ------       -------        ------


EXPENSES:
 Investment advisory fees         788           297           866           351
 Administration fees              191            72           208            83
 Service organization fees         55            12            54            19
 Custody fees                      47            18            50            19
 Shareowner servicing and
   accounting costs               238            45            62            57
 Professional fees                 25            22            23            21
 Reports to shareowners            48             9            12             9
 Federal and state
   registration fees               29            15            20            23
 Directors' fees and expenses       3             4             4             5
 Other                              6             4             6             3
                               ------        ------       -------       -------


 Total expenses before waiver   1,430           498         1,305           590
  Less: Waiver of expenses      (485)         (142)         (266)         (170)
                               ------        ------       -------       -------


  Net Expenses                    945           356         1,039           420
                               ------        ------       -------       -------



NET INVESTMENT INCOME          $8,443        $2,992       $ 9,076        $2,359
                               ======        ======       =======        ======

See notes to the financial statements.



STATEMENT OF CHANGES IN NET ASSETS, PART 1
(AMOUNTS IN THOUSANDS)                                       U.S. TREASURY
                                MONEY MARKET FUND          MONEY MARKET FUND
                                -----------------          -----------------
                             Year ended October 31,     Year ended October 31,
                              ---------------------      ---------------------
                                1995         1994          1995          1994
                                ----         ----          ----          ----
OPERATIONS:
 Net investment income      $   8,443     $   4,842     $   2,992    $   1,470
                            ---------     ---------     ---------    ---------

 Increase in net assets
  resulting from
  operations                    8,443         4,842         2,992        1,470
                            ---------     ---------     ---------    ---------


CAPITAL SHARE
 TRANSACTIONS:
 Shares sold                  601,835       626,248       205,921      137,603
 Shares issued to
  owners in reinvestment
  of dividends                  7,100         3,613           283          148
                            ---------     ---------     ---------    ---------

                              608,935       629,861       206,204      137,751

 Shares redeemed            (601,692)     (597,411)     (197,569)    (122,475)
                            ---------     ---------     ---------    ---------

 Net increase (decrease)        7,243        32,450         8,635       15,276
                            ---------     ---------     ---------    ---------

DIVIDENDS PAID FROM:
 Net investment income        (8,443)       (4,842)       (2,992)      (1,470)
                            ---------     ---------     ---------    ---------


TOTAL INCREASE
 (DECREASE) IN
  NET ASSETS                    7,243        32,450         8,635       15,276

NET ASSETS:
 Beginning of year            165,018       132,568        56,020       40,744
                              -------       -------        ------       ------


 End of year                 $172,261      $165,018      $ 64,655     $ 56,020
                             ========      ========      ========     ========


STATEMENT OF CHANGES IN NET ASSETS, PART 2
(AMOUNTS IN THOUSANDS)

                                 U.S. GOVERNMENT               TAX-EXEMPT
                                MONEY MARKET FUND          MONEY MARKET FUND
                             ---------------------       ---------------------
                             Year ended October 31,      Year ended October 31,
                               1995          1994          1995          1994
                               ----          ----          ----          ----
OPERATIONS:
 Net investment income       $  9,076      $  6,375      $  2,359     $  1,724
                             --------      --------      --------     --------

 Increase in net assets
  resulting from
  operations                    9,076         6,375         2,359        1,724
                             --------      --------      --------     --------


CAPITAL SHARE
 TRANSACTIONS:
 Shares sold                  875,356       672,045       182,982      173,282
 Shares issued to
  owners in reinvestment
  of dividends                  2,649         1,425           884          676
                            ---------     ---------      --------    ---------

                              878,005       673,470       183,866      173,958

 Shares redeemed            (898,528)     (693,044)     (170,218)    (177,143)
                            ---------     ---------     ---------    ---------

 Net increase (decrease)     (20,523)      (19,574)        13,648      (3,185)
                            ---------     ---------     ---------    ---------


DIVIDENDS PAID FROM:
 Net investment income        (9,076)       (6,375)       (2,359)      (1,724)
                            ---------     ---------     ---------    ---------


TOTAL INCREASE
 (DECREASE) IN
  NET ASSETS                 (20,523)      (19,574)        13,648      (3,185)

NET ASSETS:
 Beginning of year            183,591       203,165        70,436       73,621
                            ---------     ---------     ---------    ---------


 End of year                 $163,068      $183,591      $ 84,084     $ 70,436
                            =========     =========     =========    =========

See notes to the financial statements.


FINANCIAL HIGHLIGHTS, PART 1

                                                                     MONEY MARKET FUND
                                -------------------------------------------------------------------------------------------
                                                                                                                    March 16,
                                                                                                                   1988<F11>
                                                            Year ended October 31,                                   through
                                                                                                                    Oct. 31,
                                1995        1994        1993       1992<F12>      1991         1990        1989       1988
                                ----        ----        ----       --------      ----         ----        ----        ----

Per Share Data:
Net asset value,
  beginning of
  period                        $1.00        $1.00       $1.00        $1.00       $1.00        $1.00       $1.00        $1.00

Income from
  investment
  operations:
  Net investment
   income<F13>                   0.05         0.03        0.03         0.04        0.06         0.08        0.08         0.05
                                 ----         ----        ----         ----        ----         ----        ----         ----


  Total from
    investment
    operations                   0.05         0.03        0.03         0.04        0.06         0.08        0.08         0.05
                                 ----         ----        ----         ----        ----         ----        ----         ----


Less distributions:
  Dividends from
  net investment
  income                       (0.05)       (0.03)      (0.03)       (0.04)      (0.06)       (0.08)      (0.08)       (0.05)
                               ------       ------      ------       ------      ------       ------      ------       ------


  Total
    distributions              (0.05)       (0.03)      (0.03)       (0.04)      (0.06)       (0.08)      (0.08)       (0.05)
                               ------       ------      ------       ------      ------       ------      ------       ------


Net asset value,
  end of period                 $1.00        $1.00       $1.00        $1.00       $1.00        $1.00       $1.00        $1.00
                                =====        =====       =====        =====       =====        =====       =====        =====

Total Return<F14>               5.51%        3.42%       2.71%        3.73%       6.39%        8.14%       9.01%        4.63%

Supplemental data and ratios:
  Net assets, in
  thousands,
    end of period            $172,261     $165,018    $132,568     $146,012    $628,697     $762,170    $201,097     $100,373
  Ratio of net
    expenses to
    average net
    assets<F15>                 0.60%        0.60%       0.60%        0.58%       0.50%        0.51%       0.60%        0.44%
  Ratio of net
    investment
    income to
    average
    net assets<F15>             5.36%        3.44%       2.67%        3.84%       6.28%        7.81%       8.66%        7.35%




FINANCIAL HIGHLIGHTS, PART 2

                                                  U.S. TREASURY
                                                MONEY MARKET FUND
                                 -----------------------------------------------

                                                                       April 29,
                                                                       1991<F11>
                                       Year ended October 31,           through
                                       ----------------------           Oct. 31,
                                 1995      1994      1993    1992<F12>    1991
                                 ----      ----      ----    --------     ----

Per Share Data:
Net asset value,
 beginning of period             $1.00    $1.00     $1.00     $1.00       $1.00

Income from investment
 operations:
 Net investment income<F13>       0.05     0.03      0.03      0.04        0.03
                                  ----     ----      ----      ----        ----


 Total from investment
  operations                      0.05     0.03      0.03      0.04        0.03
                                  ----     ----      ----      ----        ----


Less distributions:
 Dividends from net
  investment income             (0.05)   (0.03)    (0.03)    (0.04)      (0.03)
                                ------   ------    ------    ------      ------


 Total distributions            (0.05)   (0.03)    (0.03)    (0.04)      (0.03)
                                ------   ------    ------    ------      ------


Net asset value,
 end of period                   $1.00    $1.00     $1.00     $1.00       $1.00
                                 =====    =====     =====     =====       =====

Total Return<F14>                5.16%    3.20%     2.59%     3.48%       2.69%

Supplemental data and ratios:
 Net assets, in thousands,
  end of period                $64,655  $56,020   $40,744   $37,342     $36,267
 Ratio of net expenses to
  average net assets<F15>         0.60%    0.60%     0.60%     0.60%       0.52%
 Ratio of net investment
  income to average
  net assets<F15>                5.04%    3.14%     2.55%     3.42%       5.23%



FINANCIAL HIGHLIGHTS, PART 3

                                                                         U.S. GOVERNMENT
                                                                        MONEY MARKET FUND
                             -------------------------------------------------------------------------------------------------------
                                                                                                                    Aug. 1,1988<F11>
                                                                     Year ended October 31,                              through
                                                                     ----------------------

                                                                                                                         Oct. 31,
                                  1995         1994        1993     1992<F12>       1991         1990        1989          1988
                                  ----         ----        ----     --------        ----         ----        ----          ----

Per Share Data:
Net asset value,
  beginning of period              $1.00       $1.00        $1.00       $1.00        $1.00       $1.00        $1.00        $1.00

Income from investment
  operations:
  Net investment income<F13>        0.05        0.03         0.03        0.04         0.06        0.08         0.08         0.02
                                    ----        ----         ----        ----         ----        ----         ----         ----


  Total from investment
    operations                      0.05        0.03         0.03        0.04         0.06        0.08         0.08         0.02
                                    ----        ----         ----        ----         ----        ----         ----         ----


Less distributions:
  Dividends from net
    investment income             (0.05)      (0.03)       (0.03)      (0.04)       (0.06)      (0.08)       (0.08)       (0.02)
                                  ------      ------       ------      ------       ------      ------       ------       ------


  Total distributions             (0.05)      (0.03)       (0.03)      (0.04)       (0.06)      (0.08)       (0.08)       (0.02)
                                  ------      ------       ------      ------       ------      ------       ------       ------


Net asset value,
  end of period                    $1.00       $1.00        $1.00       $1.00        $1.00       $1.00        $1.00        $1.00
                                   =====       =====        =====       =====        =====       =====        =====        =====

Total Return<F14>                  5.37%       3.35%        2.63%       3.60%        6.02%       7.84%        8.72%        1.91%

Supplemental data and ratios:
  Net assets, in thousands,
    end of period               $163,068    $183,591     $203,165    $211,521     $237,752    $153,480     $101,497      $49,069
  Ratio of net expenses to
    average net assets<F15>        0.60%       0.60%        0.60%       0.60%        0.60%       0.60%        0.61%        0.50%
  Ratio of net investment
    income to average
    net assets<F15>                5.24%       3.29%        2.59%       3.56%        5.80%       7.55%        8.43%        7.56%



FINANCIAL HIGHLIGHTS, PART 4

                                                                           TAX-EXEMPT
                                                                        MONEY MARKET FUND
                                  ---------------------------------------------------------------------------------------------
                                                                                                                        June 27,
                                                                                                                       1988<F11>
                                                               Year ended October 31,                                   through
                                                               ----------------------
                                  1995         1994        1993       1992<F12>     1991         1990        1989    Oct. 31, 1988
                                  ----         ----        ----       --------      ----         ----        ----     -------------
Per Share Data:
Net asset value,
   beginning of
     period                        $1.00       $1.00        $1.00       $1.00        $1.00       $1.00        $1.00        $1.00

Income from investment
   operations:
   Net investment
     income<F13>                    0.03        0.02         0.02        0.03         0.04        0.05         0.06         0.02
                                    ----        ----         ----        ----         ----        ----         ----         ----


   Total from investment
     operations                     0.03        0.02         0.02        0.03         0.04        0.05         0.06         0.02
                                    ----        ----         ----        ----         ----        ----         ----         ----


Less distributions:
   Dividends from net
     investment
     income                       (0.03)      (0.02)       (0.02)      (0.03)       (0.04)      (0.05)       (0.06)       (0.02)
                                  ------      ------       ------      ------       ------      ------       ------       ------


   Total
   distributions                  (0.03)      (0.02)       (0.02)      (0.03)       (0.04)      (0.05)       (0.06)       (0.02)
                                  ------      ------       ------      ------       ------      ------       ------       ------


Net asset value,
   end of period                   $1.00       $1.00        $1.00       $1.00        $1.00       $1.00        $1.00        $1.00
                                   =====       =====        =====       =====        =====       =====        =====        =====

Total Return<F14>                  3.42%       2.25%        2.17%       2.91%        4.49%       5.51%        5.99%        1.78%

Supplemental data and ratios:
   Net assets, in thousands,
     end of period               $84,084     $70,436      $73,621     $74,343      $29,714     $16,424      $18,429      $10,838
   Ratio of net
     expenses to
     average net
     assets<F15>                   0.60%       0.60%        0.60%       0.60%        0.63%       0.64%        0.60%        0.52%
   Ratio of net investment
     income to
     average
     net assets<F15>               3.36%       2.23%        2.12%       2.83%        4.34%       5.38%        5.82%        5.10%

<F11> Commencement of operations.
<F12>Effective February 3, 1992, FIRMCO assumed the investment advisory responsibilities of Firstar Trust Company.
<F13> For the Tax-Exempt Money Market Fund, substantially all investment income is exempt from Federal income tax.
<F14> Not annualized for the period ended October 31, 1988, for the Money Market, U.S. Government Money Market and Tax-Exempt Money
Market Funds and for the period ended October 31, 1991, for the U.S. Treasury Money Market Fund.
<F15> Annualized for the period ended October 31, 1988, for the Money Market, U.S. Government Money Market and Tax-Exempt Money
Market Funds and for the period ended October 31, 1991, for the U.S. Treasury Money Market Fund.

See notes to the financial statement.



MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
OCTOBER 31, 1995

   Principal                                    Amortized
    Amount                                        Cost
(in thousands)                               (in thousands)
 ------------                                 ------------
       COMMERICAL PAPER 89.4%
       ASSET BACKED 2.0%
$3,500 Ciesco L.P.,
        5.67%, 11/09/95                         $ 3,496
                                                -------
       AUTOS & TRUCKS 4.6%
       Ford Credit Europe PLC,
 4,000  5.71%, 1/08/96                            3,957
 4,000  5.69%, 1/25/96                            3,946
                                                  -----
                                                  7,903
                                                  -----
       BANKING - FOREIGN 2.3%
 4,000 Deutsche Bank Financial Inc.,
        5.68%, 1/16/96                            3,952
                                                  -----
       BEVERAGES 2.0%
 3,500 Brown-Forman Corporation,
        5.62%, 12/18/95                           3,474
                                                  -----
       CONGLOMERATES 6.4%
       Mitsubishi International Corp.,
 3,500  5.73%, 11/10/95                           3,495
 3,500  5.76%, 1/24/96                            3,453
 4,000 Sumitomo Corporation of America,
        5.80%, 1/29/96                            3,943
                                                  -----
                                                 10,891
                                                 ------
       CONSUMER STAPLES 3.9%
 2,656 Hitachi America, Ltd.,
        5.65%, 1/12/96                            2,626
 4,000 Unilever Capital Corporation,
        5.62%, 11/29/95                           3,982
                                                  -----
                                                  6,608
                                                  -----
       DRUGS 5.8%
 3,500 Colgate-Palmolive Company,
        5.68%, 12/11/95                           3,478
       Sandoz Corporation,
 3,500  5.65%, 11/03/95                           3,499
 3,000  5.68%, 11/15/95                           2,993
                                                  -----
                                                  9,970
                                                  -----
       ELECTRONICS 2.0%
 3,500 Panasonic Finance Inc.,
        5.70%, 12/29/95                           3,468
                                                  -----
       ENERGY 4.0%
       Arco Coal Australia Inc.,
 3,500  5.66%, 12/07/95                           3,480
 3,500  5.66%, 12/13/95                           3,477
                                                  -----
                                                  6,957
                                                  -----
       EQUIPMENT - LEASING 2.0%
 3,500 International Lease Finance Corp.,
        5.70%, 11/20/95                           3,489
                                                  -----
       FINANCE 18.2%
       American Express Co.,
 3,000  5.63%, 11/02/95                           3,000
 3,000  5.60%, 11/07/95                           2,997
 4,000 General Electric Capital Corp.,
        5.67%, 11/14/95                           3,992
 4,000 Hanson Finance (U.K.) PLC,
        5.62%, 1/11/96                            3,956
 3,500 Heller Financial, Inc.,
        5.69%, 11/28/95                           3,485
 3,500 Paccar Financial Company,
        5.67%, 11/30/95                           3,484
 3,500 Swedish Export Credit Corp.,
        5.68%, 11/22/95                           3,488
       Transamerica Finance Corp.,
 3,500  5.71%, 11/17/95                           3,491
 3,500  5.71%, 11/21/95                           3,489
                                                  -----
                                                 31,382
                                                 ------
      FINANCE - SERVICES 10.6%
 4,000 Goldman Sachs Group, L.P.,
        5.70%, 1/10/96                            3,956
       Merrill Lynch and Co., Inc.,
 4,000  5.70%, 1/31/96                            3,942
 3,500  5.60%, 3/05/96                            3,432
       Morgan Stanley Group, Inc.,
 3,000  5.60%, 12/19/95                           2,978
 4,000  5.60%, 12/20/95                           3,970
                                                  -----
                                                 18,278
                                                 ------
       FOOD 2.3%
 4,000 CPC International, Inc.,
        5.69%, 2/05/96                            3,939
                                                  -----
       INSURANCE 8.7%
 3,500 American General Corporation,
        5.70%, 12/06/95                           3,481
 4,000 ITT Hartford Group, Inc.,
        5.77%, 11/06/95                           3,997
       John Hancock Capital Corp.,
 4,000  5.72%, 12/28/95                           3,964
 3,500  5.73%, 1/11/96                            3,460
                                                  -----
                                                 14,902
                                                 ------
       METALS & MINING 2.0%
 3,500 RTZ America Inc.,
        5.62%, 12/15/95                           3,476
                                                  -----
       SOVEREIGN 6.3%
       Quebec Province of Canada,
 4,000  5.62%, 1/09/96                            3,957
 4,000  5.71%, 1/30/96                            3,943
 3,000 Wool International,
        5.69%, 12/01/95                           2,986
                                                  -----
                                                 10,886
                                                 ------
       TECHNOLOGY 4.0%
 3,500 Pitney Bowes Credit Corporation,
        5.62%, 12/12/95                           3,477
 3,500 Xerox Corporation,
        5.65%, 12/04/95                           3,482
                                                  -----
                                                  6,959
                                                  -----
      UTILITIES 2.3%
 4,000 AT&T Capital Corporation,
        5.71%, 1/19/96                            3,950
                                                  -----

       Total Commercial Paper                   153,980
                                                -------
      VARIABLE RATE DEMAND NOTES 4.6%
 8,000  WPL Holdings Demand Note                   8,000
                                                  -----

       Total Variable Rate Demand Notes           8,000
                                                  -----

    Number
   of Shares
(in thousands)
 ------------
       INVESTMENT COMPANIES 6.4%
 2,442 Financial Square Prime
        Obligation Fund                           2,442
 8,611 Short-Term Investments Co.
        Liquid Assets Portfolio                   8,611
                                                  -----

       Total Investment Companies                11,053
                                                 ------

       Total Investments 100.4%                 173,033
                                                -------

       Liabilities, less Other Assets (0.4)%      (772)
                                                -------


       NET ASSETS 100.0%                       $172,261
                                                =======

See notes to the financial statement.



U.S. TREASURY MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
OCTOBER 31, 1995

   Principal                                    Amortized
    Amount                                        Cost
(in thousands)                               (in thousands)
 ------------                                -------------
       U.S. TREASURIES 90.2%
       U.S. TREASURY NOTES 68.7%
 7,000 11.50%, 11/15/95                            7,015
 5,500  5.125%, 11/15/95                           5,499
12,600  7.50%, 1/31/96                            12,654
 6,000  7.88%, 2/15/96                             6,039
 7,200  4.63%, 2/15/96                             7,180
 2,500  7.38%, 5/15/96                             2,523
 3,500  4.25%, 5/15/96                             3,475
                                                 -------
                                                  44,385
                                                 -------
       U.S. TREASURY BILLS 21.5%
 4,000 5.14%, 11/30/95                            3,983
 5,000 5.32%, 12/14/95                            4,968
 5,000 5.34%, 1/04/96                             4,953
                                                 ------
                                                 13,904
                                                 ------

       Total U.S. Treasuries                     58,289
                                                 ------
    Number
   of Shares
(in thousands)
 ------------
       INVESTMENT COMPANIES 8.6%
 2,826 Institutional Liquid Assets
        Treasury Instruments Portfolio            2,826
 2,757 Short-Term Investments Co.
        Treasury Tax Advantage Portfolio          2,757
                                                  -----

       Total Investment Companies                 5,583
                                                  -----

       Total Investments 98.8%                   63,872
                                                 ------


       Other Assets, less Liabilities 1.2%          783
                                                 ------
       NET ASSETS 100.0%                        $64,655
                                                 ======

See notes to the financial statement.




U.S. GOVERNMENT MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
OCTOBER 31, 1995

   Principal                                  Amortized
    Amount                                       Cost
(in thousands)                              (in thousands)
 ------------                                ------------
       U.S. GOVERNMENT AGENCIES 93.4%
       FEDERAL FARM CREDIT BANK 21.1%
       Federal Farm Credit Bank Discount Notes:
 5,000  5.55%, 11/01/95                           5,000
 6,000  5.59%, 11/15/95                           5,987
 5,000  5.59%, 11/21/95                           4,984
 3,615  5.56%, 12/01/95                           3,598
 5,000  5.59%, 12/04/95                           4,974
 5,000  5.57%, 12/14/95                           4,967
 5,000  5.46%, 1/23/96                            4,937
                                                 ------
                                                 34,447
                                                 ------

       FEDERAL HOME LOAN BANK 7.9%
       Federal Home Loan Bank Discount Notes:
 4,000  5.52%, 12/18/95                           3,971
 5,000  5.48%, 12/26/95                           4,958
 4,000  5.51%, 1/08/96                            3,959
                                                 ------
                                                 12,888
                                                 ------
       FEDERAL HOME LOAN MORTGAGE CORP. 16.5%
       Federal Home Loan Mortgage Corp. Discount Notes:
 4,000  5.59%, 11/06/95                           3,997
 4,000  5.62%, 11/17/95                           3,990
 4,000  5.60%, 11/20/95                           3,988
 5,000  5.58%, 12/07/95                           4,972
 3,000  5.58%, 12/08/95                           2,983
 4,000  5.59%, 1/09/96                            3,957
 3,000  5.58%, 1/17/96                            2,964
                                                 ------
                                                 26,851
                                                 ------

       FEDERAL NATIONAL MORTGAGE ASSN. 21.2%
       Federal National Mortgage Assn. Discount Notes:
 4,000  5.62%, 11/13/95                           3,993
 4,000  5.59%, 11/30/95                           3,982
 4,000  5.85%, 12/11/95                           3,974
 4,005  5.56%, 12/22/95                           3,973
 5,000  5.53%, 12/27/95                           4,957
 4,000  5.53%, 12/28/95                           3,965
 5,000  5.50%, 2/23/96                            4,913
 5,000  5.50%, 3/13/96                            4,898
                                                 ------
                                                 34,655
                                                 ------
       OTHER 2.4%
 4,000 Tennessee Valley Authority Discount Note,
        5.60%, 11/08/95                           3,996
                                                 ------

       STUDENT LOAN MARKETING ASSN. 16.8%
       Student Loan Marketing Assn. Floating Rate Notes:
 5,000  5.60%, 7/19/96                            5,001
13,500  5.66%, 12/20/96<F16>                     13,497
 3,810  5.80%, 10/30/97<F16>                      3,813
 5,000  5.80%, 11/20/97<F16>                      5,005
                                                 ------
                                                 27,316
                                                 ------
       GOVERNMENT BOND 7.5%
       Government Trust Certificates, Class 2-D:
 4,975  9.25%, 11/15/95                           5,015
 4,975  9.25%, 5/15/96                            5,044
 2,138  9.25%, 11/15/96                           2,168
                                                 ------
                                                 12,227
                                                 ------

       Total U.S. Government Agencies           152,380
                                                -------


    Number
   of Shares
(in thousands)
 ------------
       INVESTMENT COMPANIES 6.5%
 4,535 Financial Square Government
        Obligation Fund                           4,535
 6,141 Short-Term Investments Co.
        Treasury Portfolio                        6,141
                                                 ------


       Total Investment Companies                10,676
                                                 ------

       Total Investments 99.9%                  163,056
                                                -------


       Other Assets, less Liabilities 0.1%           12
                                                -------


       NET ASSETS 100.0%                       $163,068
                                               ========

<F16>Stated maturity with weekly interest rate reset.

See notes to the financial statements.


TAX-EXEMPT MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
OCTOBER 31, 1995

   Principal                                              Amortized
    Amount                                                  Cost
(in thousands)                                         (in thousands)
 ------------                                           ------------
       GENERAL OBLIGATION 4.7%
   930 Carson City, Nevada School District,
        9.00%, 4/01/96                                        947
   490 Fox Valley, Wisconsin, VTAE District,
        5.20%, 6/01/96                                        493
 1,000 Honolulu, Hawaii, City and County,
        9.00%, 3/01/96                                      1,018
 1,000 New Jersey State,
        7.30%, 11/01/95                                     1,000
   480 Northwestern Mutual Life,
        4.50%, 2/15/09<F17><F19>                              480
                                                            -----
       Total General Obligation                             3,938
                                                            -----
       NOTES AND BONDS 6.3%
       INDUSTRIAL DEVELOPMENT/
       POLLUTION CONTROL REVENUE 3.3%
 2,000 Illinois Development Finance Authority,
        Enterprise Office, 4.00%, 12/01/17<F17><F19>        2,000
   800 Moffat County, Colorado, Pollution Control,
        3.95%, 7/01/10<F17><F18>                              800
                                                            -----
                                                            2,800
                                                            -----
       MISCELLANEOUS 2.4%
 2,000 Illinois State Revenue Anticipation Certificates,
        4.50%, 5/10/96                                      2,008
                                                            -----
       TRANSPORTATION REVENUE 0.6%
   500 Maryland State Department of Transportation
        and Construction, 5.70%, 9/01/96                      507
                                                            -----

       Total Notes and Bonds                                5,315
                                                            -----

       PREREFUNDED AND ESCROWED
       TO MATURITY 12.9%
 1,000 District of Columbia - Series A,
        7.875%, 6/01/06, Prerefunded 6/01/96                1,043
 1,100 Harris County, Texas - Hospital District,
        8.50%, 4/01/15, Prerefunded 4/01/96                 1,143
 2,445 Kentucky Development Finance Authority -
        Good Samaritan Hospital,
        10.25%, 12/01/11, Prerefunded 12/01/95              2,505
 2,085 Lowndes County, Mississippi - Hospital Revenue,
        11.00%, 2/01/16, Prerefunded 2/01/96                2,179
   665 Maine Municipal Bond Bank,
        6.30%, 11/01/99, Prerefunded 11/01/96                 686
 1,000 Maricopa County, Arizona, State Transportation
        Board - Regional Area Road Fund,
        7.60%, 7/01/01, Prerefunded 7/01/96                 1,046
 2,155 Muskingum County, Ohio, Certificates -
        Office Building Project, 9.20%,
        6/01/10, Prerefunded 6/01/96                        2,259
                                                            -----

       Total Prerefunded and Escrowed to Maturity          10,861
                                                           ------


       REVENUE BONDS 62.3%
       (DAILY/WEEKLY/MONTHLY PUT BONDS)
       ELECTRIC REVENUE 6.2%
 2,100 County of Mason, Kentucky, Series 1984B,
        3.95%, 10/15/14<F17>                                2,100
 3,085 Putnam County, Florida Development
        Authority - Seminole Electric,
        3.95%, 3/15/14<F17>                                 3,085
                                                            -----

                                                            5,185
                                                            -----
       HOSPITAL REVENUE 23.5%
 2,000 Des Moines, Iowa, Methodist Medical
        Center Project, 4.00%, 8/01/15<F17>                 2,000
 1,000 Illinois Health Facilities Authority,
        4.00%, 1/01/16<F17>                                 1,000
 1,000 Illinois Health Facilities Authority -
        Evangelical Hospitals, 3.85%, 1/01/16<F17>          1,000
 3,000 Indiana Health,
        3.90%, 12/01/02<F17>                                3,000
 2,600 Jefferson Parish, Louisiana, Hospital,
        3.90%, 12/01/15<F17>                                2,600
 2,300 Louisiana PFA Hospital Equipment,
        4.30%, 12/01/05<F17>                                2,300
 1,845 Richland County, South Carolina, Orangeburg -
        Calhoun Regional Hospital, 4.30%, 10/01/06<F17> 1,845 500 West Virginia State Hospital Finance
        Authority -  St. Joseph's Hospital Project,
        4.15%, 10/01/10<F17>                                  500
 2,000 Wisconsin State Health & Educational
        Facilities - Blood Center, 3.95%, 6/01/19<F17>      2,000
 3,500 Wisconsin State Health & Educational
        Facilities - Marshfield Clinic, 3.90%,
        6/01/10<F17>                                        3,500
                                                           ------
                                                           19,745
                                                           ------
       HOUSING REVENUE 13.3%
 2,000 Broward County, Florida, Housing Finance
        Authority - Quiet Creek Apartments,
        4.15%, 12/01/29<F17>                                2,000
 1,800 Dade County, Florida, Housing Finance
        Authority - Nob Hill Project Series 1,
        4.15%, 12/01/29<F17>                                1,800
 2,200 Fulton County, Georgia, Housing Authority,
        4.30%, 8/01/16<F17>, called 11/01/95                2,200
 1,625 Illinois Development Finance Authority -
        St. Paul's House, 3.95%, 2/01/25<F17>               1,625
 2,990 Industrial Development Authority of St. Louis,
        4.15%, 2/01/07<F17>                                 2,990
   555 Washington State Housing Finance -
        Community Multifamily Mortgage,
        4.05%, 10/01/20<F17>                                  555
                                                           ------
                                                           11,170
                                                           ------
       INDUSTRIAL DEVELOPMENT/POLLUTION
        CONTROL REVENUE 4.7%
 1,350 Oakbrook Terrace, Illinois  - Oakbrook
        Terrace Atrium, 4.25%, 12/01/25<F17>                1,350
 2,600 Oklahoma County, Oklahoma Finance
        Authority - Perrine Office Project,
        4.25%, 12/01/14<F17>                                2,600
                                                            -----
                                                            3,950
                                                            -----
      MISCELLANEOUS 1.8%
 1,000 Glendale, California, Reliance Development
        Public Parking, 3.90%, 12/01/14<F17>                1,000
   510 Indianapolis, Indiana, Economic Development -
       Jewish Federation Campus, 3.90%, 4/01/05<F17>          510
                                                              ---
                                                            1,510
                                                            -----
       POOLED GOVERNMENT AUTHORITY REVENUE 6.1%
 3,100 Illinois Educational Facilities Authority,
        4.00%, 12/01/25, Prerefunded 12/01/95<F17>          3,100
 2,000 Indiana Hospital Equipment Financing
        Authority, Series A, 3.90%, 12/01/15<F17>           2,000
                                                            -----
                                                            5,100
                                                            -----
       UNIVERSITY REVENUE 10.4%
 2,500 Illinois Development Finance Authority -
        Aurora - Central Catholic High School,
        3.95%, 4/01/24<F17>                                 2,500
 2,000 Illinois Development Finance Authority -
        Lake Forest Academy, 3.95%, 12/01/24<F17>           2,000
 3,000 Illinois Development Finance Authority -
        St. Ignatius College Prep, 3.95%, 6/01/24<F17>      3,000
 1,275 University of Iowa, Facilities Corp.,
        4.00%, 6/01/05<F17>                                 1,275
                                                            -----
                                                            8,775
                                                            -----

       Total Revenue Bonds                                 55,435
                                                           ------
       INVESTMENT COMPANIES 9.4%
 4,204 Financial Square Tax-Exempt
        Money Market Fund                                   4,204
 3,716 Tax-Free Investment Trusts                           3,716
                                                            -----

       Total Investment Companies                           7,920
                                                            -----

       Total Investments 99.3%                             83,469
                                                           ------

       Other Assets, less Liabilities 0.7%                    615
                                                           ------


       NET ASSETS 100.0%                                  $84,084
                                                          =======

<F17>Variable rate security
<F18>Stated maturity with mandatory put
<F19>Stated maturity with option to put

See notes to the financial statements.


MONEY MARKET FUND
U.S. TREASURY MONEY MARKET FUND
U.S. GOVERNMENT MONEY MARKET FUND
TAX-EXEMPT MONEY MARKET FUND
NOTES TO THE FINANCIAL STATEMENTS

1.ORGANIZATION
 Portico Funds, Inc. (the "Company") was incorporated on February 15, 1988, as a Wisconsin Corporation and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. The Money Market, U.S. Treasury Money Market (formerly the U.S. Federal Money Market Fund), U.S. Government Money Market and Tax-Exempt Money Market Funds (the "Funds") are separate, diversified investment portfolios of the Company. The Money Market, U.S. Treasury Money Market, U.S. Government Money Market and Tax-Exempt Money Market Funds commenced operations on March 16, 1988, April 29, 1991, August 1, 1988 and June 27, 1988, respectively.

2.SIGNIFICANT ACCOUNTING POLICIES
 The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements. These policies are in conformity with generally accepted accounting principles.

a) Investment Valuation - The securities are valued on the basis of amortized cost for financial reporting purposes and federal income tax purposes, which approximates market value. Variable rate demand notes are valued at cost which approximates market value.

b) Federal Income Taxes - No provision for federal income taxes has been made since the Funds have complied with the provisions of the Internal Revenue Code available to regulated investment companies and intend to continue to so comply in future years.

c) Expenses - The Funds are charged for those expenses that are directly attributable to each portfolio such as advisory, administration, service organization fees and certain shareowner service fees. Expenses that are not directly attributable to a portfolio are typically allocated among the Company's portfolios in proportion to their respective net assets, number of shareowner accounts or net sales, where applicable.

d) Distributions to Shareowners - Dividends from net investment income are declared daily and paid monthly. Distributions of net realized capital gains, if any, will be declared at least annually.

e) Other - The Funds recognize interest income on the accrual basis. For securities with put provisions, discounts and premiums are amortized to the earlier of the put date or maturity. For the remainder of securities, discounts and premiums are amortized over the life of the respective securities. Investment and shareowner transactions are recorded no later than the first business day after the trade date. Realized gains and losses from investment transactions are reported on an identified cost basis which is the same basis the Funds use for federal income tax purposes. The U.S. Government Money Market Fund has investments in floating rate government agency notes. The notes have weekly interest rate reset provisions which are tied to the 90-day Treasury bill rate. The Fund values the securities at amortized cost, which approximates market. Transactions in capital shares at $1.00 per share are shown in the Statement of Changes in Net Assets. Generally accepted accounting principles require that permanent financial reporting and tax differences be reclassified to capital stock.

3. INVESTMENT ADVISORY AND OTHER AGREEMENTS
 The Funds have entered into an Investment Advisory Agreement with Firstar Investment Research & Management Company ("FIRMCO"). FIRMCO is a subsidiary of Firstar Corporation, a publicly held bank holding company. Pursuant to its Advisory Agreement with the Funds, FIRMCO is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 0.50% on the first $2 billion of each Fund's average daily net assets, and 0.40% of each Fund's average daily net assets in excess of $2 billion. For the year ended October 31, 1995, FIRMCO voluntarily waived $366, $97, $136 and $118 of its advisory fees, in thousands, for the Money Market, U.S. Treasury Money Market, U.S. Government Money Market and Tax-Exempt Money Market Funds, respectively.

 Firstar Trust Company, an affiliate of FIRMCO, serves as custodian, transfer agent and accounting services agent for the Funds.

 The Company has entered into a Co-Administration Agreement with B.C. Ziegler and Company and Firstar Trust Company (the "Co-Administrators") for certain administrative services. Pursuant to the Co-Administration Agreement with the Company, the Co-Administrators are entitled to receive a fee, computed daily and payable monthly, at the annual rate of 0.125% of the Company's first $2 billion of average aggregate daily net assets plus 0.10% of the Company's average aggregate daily net assets in excess of $2 billion. For the year ended October 31, 1995, $119, $45, $130 and $52 of administration fees, in thousands, are voluntarily waived for the Money Market, U.S. Treasury Money Market, U.S. Government Money Market and Tax-Exempt Money Market Funds, respectively.

 Prior to January 1, 1995, The Funds had Servicing Agreements with certain Service Organizations, including FIRMCO and its affiliates. The Service Organizations were entitled to receive fees from the Funds up to the annual rate of 0.25% of the average daily net assets of the Funds for certain support and/or distribution services to customers of the Service Organizations who were beneficial owners of Fund shares. Service Organization fees, in thousands, paid by the Money Market, U.S. Treasury Money Market, U.S. Government Money Market and Tax-Exempt Money Market Funds to FIRMCO and its affiliates aggregated $15, $19, $75 and $25, respectively, for the year ended October 31, 1995. The Servicing Agreements were terminated effective January 1, 1995.

 The Funds have adopted a Service and Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 and made payments, in thousands, for the Money Market Fund of $33, for the year ended October 31, 1995. No payments for the U.S. Government Money Market, U.S. Treasury Money Market or Tax-Exempt Money Market Funds were made during the year ended October 31, 1995.

 Each Director of the Company who is not affiliated with FIRMCO receives an annual fee from the Company for service as a Director and is eligible to participate in a deferred compensation plan with respect to these fees. Participants in the plan may designate their deferred Director's fees as if invested in any one of the Portico Funds (with the exception of the MicroCap
Fund)or in 90-day U.S. Treasury bills. The value of each Director's deferred compensation account will increase or decrease as if it were invested in shares of the selected Portico Funds or 90-day U.S. Treasury bills. The Funds maintain their proportionate share of the Company's liability for deferred fees.


Report of Independent Accountants

To the Board of Directors and Shareholders of the Portico Money Market Fund, the Portico U.S.Treasury Money Market Fund, the Portico U.S. Government Money Market Fund and the Portico Tax-Exempt Money Market Fund

In our opinion, the accompanying statement of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Portico Money Market Fund, the Portico U.S.Treasury Money Market Fund (formerly the Portico U.S. Federal Money Market Fund), the Portico U.S. Government Money Market Fund and the Portico Tax-Exempt Money Market Fund (four of the portfolios of Portico Funds, Inc. (the "Funds")) at October 31, 1995, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended, and each of their financial highlights for the year ended October 31, 1995, and for each of the other periods indicated, all in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1995 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

/s/ Price Waterhouse
Milwaukee, Wisconsin
November 29, 1995



-Portico Funds are available through:
 - the Portico Funds Center,
 - Investment Specialists who are registered representatives of Elan Investment Services, Inc., a registered broker/dealer, NASD and SIPC member,
 - and through selected shareholder organizations.
This report is authorized for distribution only when preceded or accompanied by a current prospectus.


                   To Open an Account or Request Information
                                 1-800-982-8909
                                 1-414-287-3710

                   For Account Balances and Investor Services
                                 1-800-228-1024
                                 1-414-287-3808

                              Portico Funds Center
                            615 East Michigan Street
                                 P.O. Box 3011
                            Milwaukee, WI 53201-3011
------------------------------------------------------------------------------

                                 PORTICO FUNDS
                                 ANNUAL REPORT
                                October 31, 1995

                                  RETAIL CLASS

                                   Short-Term
                                Bond Market Fund

                                  Intermediate
                                Bond Market Fund

                            Tax-Exempt Intermediate
                                   Bond Fund

                              Bond IMMDEX/TM Fund



                              NOTICE TO INVESTORS

-Shares of Portico Funds:

 - ARE NOT INSURED BY THE
   FDIC, the US Government or any
   other governmental agency;

 - are not bank deposits or obligations
   of or guaranteed by Firstar Bank, its parent company or its affiliates;

 - are subject to investment risks,
   including possible loss of principal; and

 - are offered by B.C. Ziegler and Company, member NASD, SIPC, and an independent third-party distributor.

-Firstar Bank affiliates serve as investment adviser, custodian, transfer agent, administrator, and accounting services agent and receive compensation for such services as disclosed in the current prospectus.



DECEMBER 1995
Dear Shareowner:
INVESTMENT REVIEW

Bond and stock market returns posted strong gains during our 1995 fiscal year with the S&P 500 gaining 26.4% and the Lehman Brothers Government/Corporate Bond Index up 16.2%. Of particular note, over the past five years ended October 31, 1995, Portico Bond IMMDEX/TM and Portico Special Growth Funds returned 10.2% and 21.2% (no load), respectively, comfortably exceeding the average return of similarly invested funds. During 1995, we launched Portico MicroCap Fund, a capital appreciation fund investing in very small companies.<F20> And, as we look to the future, we will consider additional new fund offerings and opportunities.

The Portico Fund Family is participating in the secular shift from savings to investments. With almost $3 billion in Portico assets, an expanding family of funds designed to meet diverse investor needs and competitive performance records, we are optimistic about the coming year.

MARKET OUTLOOK

Last December, we accurately forecast a Gross Domestic Product (GDP) slowdown, a decline in long-term interest rates, and improving price/earnings ratios for persistent growth companies. This resulted in improved relative and above normal absolute returns for equity funds and attractive investment results for the fixed-income market. On the other hand, our expectation for a 3-4% increase in the 1995 Consumer Price Index (CPI) (with raw material price pressures offset by subdued wage gains) and increased stock market volatility were overly pessimistic. As a whole, the favorable investment climate forecast did lead to a well above average 1995 year for stock and bond returns in general and in the Portico twin disciplines (structured fixed-income and growth equity) in particular.

For 1996, our market outlook is predicated on the following economic and investment trends:

1. LOW NOMINAL GDP AND RESILIENT "REAL ECONOMIC GROWTH". Well into the fifth year of an economic expansion, we expect 2-3% "real" economic growth and continued decelerating levels of inflation (the consumption deflator, a good current market basket index, rose only 1.7% over the past year) combining for 5% nominal growth versus the 10% average during the 1980s.

2. A FEDERAL BUDGET AGREEMENT built on a recalculated CPI, modestly enhanced economic growth assumptions, and a modest reduction in the growth rate of the key discretionary spending programs (Medicare/Medicaid).

3. Continued disinflationary productivity gains and expanding pockets of actual price deflation (technology and industrial commodities) along with the previously mentioned CPI recalculation will produce 1996 INFLATION OF 1.5-2.5%.

4. INVESTOR FRIENDLY TAX INITIATIVES for 1996, including a reduction in the capital gains tax rate (but no indexing), increased estate limits and expanded IRAs.

5. Continued emergence of the UNITED STATES AS THE "MARKET OF CHOICE" for the increasingly one market world of global investors.

6. TREASURY BOND YIELDS, WHICH HAVE DECLINED OVER 2% THIS YEAR, WILL AT LEAST RETEST THE SEPTEMBER 1993 LOW YIELD OF 5.8%. Short-term market yields, which have only declined about .5%, will fall more dramatically, perhaps by 3% over the next year. The unusually high inflation-adjusted ("real") yields currently available, along with multi-economic cycle lows in monetary growth, suggest a potential downside surprise in economic activity.

7. CORPORATE PROFIT GROWTH WILL DECELERATE steadily with the potential for flat annualized comparisons during 1996.

8. FOR STOCK PRICES, A MODESTLY ABOVE AVERAGE HISTORICAL RETURN (more than 11%) with continued outperformance of smaller company shares.

As always, we appreciate your continued confidence in the Portico Family of Funds and urge you to read the portfolio reviews that follow.


     J. Scott Harkness, CFA               Mary Ellen Stanek, CFA
     Chairman/Chief Investment Officer    President
                Firstar Investment Research & Management Company




<F20> Average annual total returns based on maximum offering price (4% sales charge) ended October 31, 1995 for Portico Special Growth Fund are as follows: 1 year:20.6%; 3 yrs: 12.9%; 5 yrs: 20.2%; Inception (12/28/89): 14.9%. Average
annual total returns based on the maximum offering price (2% sales charge) for the same period for Portico Bond IMMDEX/TM Fund are: 1 yr: 13.8%; 3 yrs: 7.4%; 5 yrs: 9.7%; Inception (12/29/89): 9.0%. In the best interest of investors and to keep the integrity of the Fund in place, Portico MicroCap Fund CLOSED on December 5, 1995. For more complete information about Portico Special Growth Fund, including charges and expenses, obtain a prospectus by calling the Portico Funds Center at 1-800-982-8909. Read it carefully before you invest or send money.


1995 FIXED-INCOME MARKET, A REVERSAL OF 1994

The past two years have been truly remarkable in the bond market for different reasons with 1995 appearing to be the reverse image of 1994. In 1994, inflation was perceived to be on the rise and the economy strong. The Federal Reserve RAISED short-term interest rates seven times during the year causing interest rates to rise dramatically and the prices of bonds to decline. You may remember we said in our 1994 annual report "By any standard, the last year in the bond market has been difficult." What an understatement! In fact, according to Ibbotson Associates, the 1994 long-term bond market experienced its worst year in the past 25 years, while the intermediate-term bond market experienced its worst year ever.

As we go through 1995, the bond market has experienced the other end of the spectrum. The economy has slowed to a more sustainable pace and the risk of inflation has diminished. The Federal Reserve LOWERED short-term interest rates from 6.0% to 5.75% in July. Short- and long-term rates fell and bond prices rose, resulting in one of the best years for the fixed-income markets (source:
Ibbotson).

The following yield curve chart illustrates the extreme movement of interest rates over the past two years. During this time period, the 2-Year Treasury Note yield rose from 4.0% to 6.8% and the 30-Year Treasury Bond yield rose from 6.0% to 8.0% in fiscal 1994. While in fiscal 1995, the 2-Year Treasury Note yield fell to 5.6% and the 30-Year Treasury Bond dropped to 6.3%. This volatility confirms why we believe interest rate timing is "hazardous to your wealth"-one poorly timed purchase or sale decision can substantially detract from your long-term return.


       U.S. TREASURY YIELD CURVE
           10/31/93  10/31/94  10/31/95
           --------  --------  --------
 3 MONTH    3.126     5.142     5.426
 1 YEAR     3.525     6.144     5.530
 2 YEAR     4.097     6.824     5.608
 3 YEAR     4.373     7.046     5.681
 5 YEAR     4.975     7.481     5.808
10 YEAR     5.556     7.807     6.033
30 YEAR     6.030     7.970     6.355


Although 1994 and 1995 were completely different markets, our fundamental investment approach of structured fixed-income management has remained the same. After we define the risk for each portfolio, we remain duration, or risk, neutral at all times and stay "matched" to the interest rate sensitivity of the portfolio's benchmark. We also try to add value by offsetting a portion, or all, of a fund's expenses through ISSUE SELECTION, SECTOR ALLOCATION and YIELD CURVE POSITIONING. For example, as the yield curve flattened in 1995, our portfolios benefited due to their positioning on the yield curve. Through our rigorous research, we search for opportunities to hit "singles" rather than attempt to hit the "home run" and take the risk of "striking out". We believe the best route to superior long-term results is through CONSISTENCY OF RETURN. Ultimately this approach truly offers our fixed-income shareowners the "What you see is what you get" style of bond management.


                OUR STRUCTURED FIXED-INCOME INVESTMENT APPROACH
Market timing in the bond market is extremely difficult. Rather than "out guess" the direction of interest rates and move the portfolio's maturity and duration around, we stay the course. We believe in the efficiency of the bond capital markets to reward greater risk with greater returns over time. In the bond market, the predominant component of a fund's risk is its principal fluctuation, or interest rate sensitivity, which is most accurately measured by duration. Over time, we seek to achieve higher total returns than the benchmarks through issue, sector and yield curve decisions while staying risk, or duration, neutral to the benchmark. This is the cornerstone of our structured fixed-income investment management approach.

Our goal is two-fold:
- Replicate the return of the market as defined by the fund's benchmark.
- Achieve added value by generating returns in excess of the benchmark on a consistent basis through issue selection, sector allocation and yield curve positioning.


ADDING VALUE

When we are successful, adding value contributes to offsetting a portion, or all, of the fund expenses. Shareowners have told us that this incremental performance differentiates our funds in both difficult and favorable market environments. It is our goal to continue to seek positive added value in the bond funds to increase portfolio returns in both the up and down phases of a market cycle. Historical analysis indicates that this "benchmark plus" approach generates excellent relative and absolute returns.

In the taxable funds, we offer a menu of bond fund choices, each targeted to a particular maturity segment of the bond market. Portico Short-Term Bond Market Fund is designed for investors with less tolerance for principal volatility and lower total return expectations. Intermediate maturities are represented by Portico Intermediate Bond Market Fund and, for investors seeking tax-exempt income, we offer Portico Tax-Exempt Intermediate Bond Fund. Portico Bond IMMDEX/TM Fund utilizes investments in the full maturity range (from cash investments to thirty year bonds or longer) to achieve total returns, which we expect will be higher than returns of either the Short-Term Bond Market Fund or the Intermediate Bond Market Fund over complete market cycles, but come with additional principal volatility.

PORTICO FAMILY OF FIXED-INCOME FUNDS
                         SHORT-TERM                          INTERMEDIATE-TERM BOND FUNDS                     FULL-TERM
                         BOND FUND                                                                            BOND FUND
                         -------------------        -----------------------------------------------------     -------------
                         Portico Short-Term         Portico Intermediate           Portico Tax-Exempt         Portico Bond
                         Bond Market Fund           Bond Market Fund               Intermediate Bond Fund     IMMDEX/TM Fund

                         LEHMAN BROTHERS            LEHMAN BROTHERS                LEHMAN BROTHERS            LEHMAN BROTHERS
BENCHMARK                1-3 YEAR GOV'T./CORP.      INTERMEDIATE                   5-YEAR GENERAL             GOV'T./CORP.
                         BOND INDEX                 GOV'T./CORP. BOND INDEX        OBLIGATION BOND INDEX      BOND INDEX
AVERAGE QUALITY
OF HOLDINGS <F21>        AA                         AA                             AAA                        AA

AVERAGE MATURITY         2.9 YEARS                  4.4 YEARS                      5.1 YEARS                  9.4 YEARS

DURATION                 1.7 YEARS                  3.2 YEARS                      4.2 YEARS                  5.1 YEARS

PRINCIPAL VOLATILITY     LOW                        MODERATE                       MODERATE                   HIGH

Average quality, maturity and duration reflect the portfolio as of October 31, 1995, and will change from time to time in connection with the management of the portfolios pursuant to the policies described in the current prospectus.

<F21> Dollar weighted average quality of portfolio securities held by the Funds.

Lehman Brothers is neither a sponsor of nor in any way affiliated with Portico Funds.

Since our funds are maintained with interest rate sensitivities (durations) which are essentially equivalent to their underlying benchmarks, Portico Short-Term Bond Market Fund should normally have less expected interest rate sensitivity than the other Portico bond funds-as evidenced by its shorter duration of 1.7<F22> years. Similarly, with its 5.1<F22> year duration, Portico Bond IMMDEX/TM Fund will have the greatest expected interest rate sensitivity. With durations of 3.2<F22> years and 4.2<F22> years, respectively, Portico Intermediate Bond Market Fund and Portico Tax-Exempt Intermediate Bond Fund are expected to display relatively moderate volatility when interest rates change. This relationship will NOT change as a result of our outlook for the future level of interest rates. Because of this, "what you see is what you get" in the Portico bond funds. The structured approach allows the investor to select the bond fund that is right for his or her needs and objectives, keeping in mind the principle of RISK AND REWARD TRADEOFF.

<F22>Durations as of October 31, 1995


CREDIT QUALITY AND PRINCIPAL VOLATILITY

Investors should be aware that there is an important distinction between a security's credit quality and its potential for principal volatility.

CREDIT QUALITY

Credit quality attempts to measure and define the likelihood of principal loss on an investment due to the issuer's financial deterioration or default. For example, the U.S. Government is considered to be the highest credit quality since it is presumed that all debt incurred will in fact be paid at maturity. Rating agencies such as Moody's or Standard & Poor's often give corporate bond issuers quality ratings that reflect their opinion of the company's financial soundness. These ratings can be broadly categorized as "investment grade" and "below investment grade." Instruments with below investment grade ratings are characterized as having more speculative aspects than investment grade securities. In the Portico bond funds, we invest in only investment grade securities which are rated Aaa or AAA through Baa or BBB.

PRINCIPAL VOLATILITY

Credit quality seeks to identify and measure only one source of principal variability for a bond. Often, a far more significant source of a bond's potential for a change in price is its interest rate sensitivity. Instruments with the highest interest rate sensitivity can have the highest credit quality. An accurate measure of a security's interest rate sensitivity is DURATION:

Generally, if a fund has a higher duration figure, it will be more sensitive to interest rate changes - and if a fund has a lower duration, the less it should be affected. For example, if a fund has a duration of 6 years, it could gain approximately 6% of its value (principal price change only) if interest rates fell by one percentage point and lose approximately 6% if rates rose by one point. The following is a good rule of thumb formula for understanding portfolio risk and the approximate absolute price change of a portfolio as interest rates change:

      DURATION X INTEREST RATE CHANGE = APPROXIMATE PRINCIPAL PRICE CHANGE

Duration can be thought of as a bond's "half-life," or average time to receipt of all of a bond's cash flows, both coupon and principal payments. Longer duration bonds, in general, have more risk (or are more sensitive to interest rate changes) than shorter duration bonds. Investors should examine their bond fund's reported duration with this in mind. Of course, duration as a risk indicator is based on historical data and does not predict future fund performance.



LOOKING AHEAD - THE FORECAST FOR 1996

At the end of 1994, we said we were optimistic about the coming year and our optimism has been rewarded with a stellar year in the bond market. Once again, we are optimistic about the coming year. Looking ahead, we continue to believe inflation and economic growth will remain moderate, allowing for the stabilization, and eventually a modest decline, of interest rates. We continue to advocate "staying the course", knowing that the Funds have achieved competitive relative returns and our disciplined, structured approach allows you to reasonably compare the volatility of our Fund options. And as always, we strongly believe in investor education and will continue to provide you with the tools you need to be a better investor.

We appreciate your confidence in the Portico Funds and look forward to providing you with the benefits of our structured fixed-income strategies.

Mary Ellen Stanek, CFA
Teresa R. Westman, CFA
Daniel A. Tranchita, CFA
Warren D. Pierson, CFA
Portfolio Managers
Firstar Investment Research & Management Company


                          SHORT-TERM BOND MARKET FUND
Portico Short-Term Bond Market Fund seeks to provide an annual rate of total return comparable to the annual rate of total return of the Lehman Brothers 1-3 Year Government/Corporate Bond Index, before Fund expenses. Of Portico's three taxable bond fund offerings, we expect the Short-Term Bond Market Fund will have the lowest volatility of principal and correspondingly lower expected total returns over complete market cycles.

With the dramatic decline in interest rates over the past twelve months, Portico Short-Term Bond Market Fund has performed well. This has been accomplished through added-value work in three broad areas: ISSUE SELECTION, SECTOR ALLOCATION, and YIELD CURVE POSITIONING.

ISSUE SELECTION decisions are a critical aspect of our structured management approach. Every aspect of a security is carefully analyzed. We examine a bond's credit quality, duration characteristics, and any embedded options. Our research plays a fundamental role in our added-value work.

In terms of SECTOR ALLOCATION decisions, we currently favor the finance, banking, brokerage, and asset-backed sectors. We continue to limit exposure to U.S. Government agency debentures; however, we do invest in short duration collateralized mortgage obligations (CMOs). Each CMO considered for purchase goes through rigorous testing of cash flows over a wide range of prepayment scenarios. Those backed by high quality mortgages with stable duration characteristics may be purchased. To increase the portfolio's yield, we have significant exposure to non-Treasury securities. Currently, incremental yield spreads over U.S. Treasury obligations are fairly modest, making higher quality securities attractive on a relative basis.

YIELD CURVE POSITIONING has played a lesser role in the Fund's performance over the last year. We believe our overweighting in the one- and three-year maturity area was responsible for a portion of the Fund's added value.

PORTFOLIO MANAGER PROFILE
Mary Ellen Stanek, CFA, President of Firstar Investment Research & Management Company (FIRMCO) and Daniel A. Tranchita, CFA, Vice President and Portfolio Manager, co-manage the Fund - Mary Ellen since its inception on December 29, 1989 and Dan since January 1, 1993. Mary Ellen has sixteen years of investment management experience and was named a Director of FIRMCO in 1992. Prior to joining FIRMCO, she headed the Fixed Income and Quantitative Investment Management Department at Firstar Trust Company. Mary Ellen received her BA from Marquette University in 1978 and her MBA from the University of Wisconsin-Milwaukee in 1984. Dan has been with Firstar since 1989 and has six years of investment management experience. He received his BA in 1987 and his MBA in 1989 from Marquette University. Mary Ellen and
Dan are both Chartered Financial Analysts.


                     12/29/89  10/90    10/91   10/92   10/93   10/94   10/95
                     --------  -----    -----   -----   -----   -----   -----
Portico Short-Term
  Bond Market Fund -
  No Load            10,000    10,464   11,865  12,966  13,835  14,037  15,264
Portico Short-Term
  Bond Market Fund -
  Load<F23>           9,800    10,259   11,632  12,713  13,567  13,769  14,972
Lehman Brothers
  1-3 Yr.
  Gov't./Corp.
  Bond Index         10,000    10,738   11,964  12,943  13,712  13,879  15,118

This chart assumes an initial investment of $10,000 made on 12/29/89 (inception). Performance reflects fee waivers in effect. In the absence of fee waivers, total return would be reduced. Returns shown include the reinvestment of all dividends and other distributions. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost.


                       AVERAGE ANNUAL RATE OF RETURN (%)
                       FOR PERIODS ENDED OCTOBER 31, 1995

                                                              Since Inception
                                   1 Year   3 Years  5 Years      12/29/89
                                   ------   ------   ------       --------
PORTICO SHORT-TERM BOND
  MARKET FUND - A - NO LOAD          8.7      5.6      7.8          7.5
PORTICO SHORT-TERM BOND
  MARKET FUND - A - LOAD<F23>        6.6      4.9      7.4          7.2
LEHMAN BROTHERS 1-3 YEAR
   GOV'T./CORP. BOND INDEX<F24>      8.9      5.3      7.1          7.3

<F23>Reflects maximum sales charge of 2.0%.

<F24>The Lehman Brothers 1-3 Year Gov't./Corp. Bond Index is an unmanaged market value weighted index measuring both principal price changes of, and income pro-vided by, the under lying universe of securities that comprise the index. Securities included in the index must meet the following criteria: fixed as opposed to variable rate; not less than one year to maturity; not more than three years remaining to maturity; and minimum out stand ing par value of $100 million. An investment cannot be made directly in an index.

Effective at the close of business on January 9, 1995, Portico Funds began to offer Series A (retail) shares and Series Institutional shares. Series A shares, unlike the Series Institutional shares, have a 2% maximum sales load and are subject to an annual 0.25% service organization fee. In addition, the purchase price adjustment on the Fund will no longer be applied to either the Series A or Series Institutional shares. The load performance for the Series A shares has been restated to reflect the impact of the sales charge (and the elimination of the purchase price adjustment). The no-load performance for the Series A shares has been restated to reflect the elimination of the purchase price adjustment. Prior to January 10, 1995, Series A performance does not reflect the service organization fees. If service organization fees had been reflected, performance would be reduced. Performance reflects fee waivers in effect. In the absence of fee waivers, total return would be reduced.

A = Series A (retail class)


SECTOR DISTRIBUTION 10/31/95
U.S. TREASURY                   10%
U.S. GOVERNMENT AGENCY           2%
MORTGAGE-BACKED                 19%
FINANCE, BANKING, BROKERAGE     24%
INDUSTRIAL                       9%
UTILITY                          4%
INTERNATIONAL/YANKEE             3%
ASSET-BACKED                    27%
CASH                             1%
OTHER                            1%
TOTAL                          100%

PORTFOLIO COMPOSITION 10/31/95
AVERAGE MATURITY          2.9 YEARS
AVERAGE DURATION          1.7 YEARS

QUALITY DISTRIBUTION 10/31/95
U.S. TREASURY                   10%
U.S. GOVERNMENT AGENCY          15%
Aaa                             34%
Aa                               2%
A                               36%
Baa                              3%
TOTAL                          100%

SEC 30-DAY YIELD
5.59%

TOTAL FUND NET ASSETS 10/31/95
$142,688,633



INTERMEDIATE BOND MARKET FUND
Portico Intermediate Bond Market Fund seeks to provide an annual rate of total return comparable to the annual rate of total return of the Lehman Brothers Intermediate Government/Corporate Bond Index, before Fund expenses. We expect the Intermediate Bond Market Fund will have moderate volatility of principal and higher expected total returns over complete market cycles.

With the dramatic decline in interest rates over the past twelve months, the Intermediate Bond Market Fund has performed well. This has been accomplished through added-value work in three broad areas: ISSUE SELECTION, SECTOR ALLOCATION, and YIELD CURVE POSITIONING.

ISSUE SELECTION decisions are a critical aspect of our structured management approach. Every aspect of a security is carefully analyzed. We examine a bond's credit quality, duration characteristics, and any embedded options. Our research plays a fundamental role in our added-value work.

In terms of SECTOR ALLOCATION decisions, we currently favor the finance, banking, brokerage, and asset-backed sectors. We continue to limit exposure to U.S. Government agency debentures and mortgage-backed securities. While we do invest in collateralized mortgage obligations, we scrutinize each investment carefully to confirm our belief that it will add value to the Fund. To increase the Portfolio's yield, we have significant exposure to non-Treasury securities. Currently, incremental yield spreads over U.S. Treasury obligations are fairly modest, making higher quality securities attractive on a relative basis.

YIELD CURVE POSITIONING has played a role in the Fund's performance over the last year. The yield curve has flattened substantially over the last twelve months to where the spread between the 2-Year Treasury Note and the 30-Year Treasury Bond is approximately 75 basis points - down from 115 basis points twelve months ago. We believe our emphasis on holdings in the three-to four-year maturity area will contribute to future performance.

PORTFOLIO MANAGER PROFILE
Mary Ellen Stanek, CFA, President of Firstar Investment Research & Management Company (FIRMCO) and Teresa R. Westman, CFA, Senior Vice President and Senior Portfolio Manager have co-managed the Fund since its inception on January 5, 1993. Mary Ellen has sixteen years of investment management experience and was named a Director of FIRMCO in 1992. Prior to joining FIRMCO, she headed the Fixed Income and Quantitative Investment Management Department at Firstar Trust Company. Mary Ellen received her BA from Marquette University in 1978 and her MBA from the University of Wisconsin-Milwaukee in 1984. Teresa has been with Firstar since 1987 and has eight years of investment management experience. Teresa received her BA from Augustana College in 1985 and her MBA from the University of Chicago in 1991. Mary Ellen and Teresa are both Chartered Financial Analysts.


                              1/5/93    10/93     10/94     10/95
                              ------    -----     -----     -----
Portico Intermediate Bond
  Market Fund - A - No Load   10,000    10,858    10,671    11,956
Portico Intermediate Bond
  Market Fund - A - Load<F25>  9,800    10,646    10,463    11,723
Lehman Brothers Intermediate
  Gov't./Corp. Bond Index     10,000    10,844    10,635    11,968

This chart assumes an initial investment of $10,000 made on 1/5/93
(inception). Performance reflects fee waivers in effect. In the absence of fee waivers, total return would be reduced. Returns shown include the reinvestment of all dividends and other distributions. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost.


                       AVERAGE ANNUAL RATE OF RETURN (%)
                       FOR PERIODS ENDED OCTOBER 31, 1995

                                                   Since Inception
                                          1 Year        1/5/93
                                          -----        -------
PORTICO INTERMEDIATE
  BOND MARKET FUND - A - NO LOAD           12.0          6.5
PORTICO INTERMEDIATE
  BOND MARKET FUND - LOAD<F25>              9.8          5.8
LEHMAN BROTHERS INTERMEDIATE
   GOV'T./CORP. BOND INDEX<F26>            12.5          6.6

<F25>Reflects maximum sales charge of 2.0%.

<F26>The Lehman Brothers Intermediate Gov't./Corp. Bond Index is an unmanaged market value weighted index measuring both principal price changes of, and income provided by, the underlying universe of securities that comprise the index. Securities included in the index must meet the following critieria: fixed as opposed to variable rate; remaining maturity of one to ten years; minimum outstanding par value of $100 million; and rated investment grade or higher by Moody's, Standard & Poor's, or Fitch, in that order. An investment cannot be made directly in an index.

Effective at the close of business on January 9, 1995, Portico Funds began to offer Series A (retail) shares and Series Institutional shares. Series A shares, unlike the Series Institutional shares, have a 2% maximum sales load and are subject to an annual 0.25% service organization fee. In addition, the purchase price adjustment on the Fund will no longer be applied to either the Series A or Series Institutional shares. The load performance for the Series A shares has been restated to reflect the impact of the sales charge (and the elimination of the purchase price adjustment). The no-load performance for the Series A shares has been restated to reflect the elimination of the purchase price adjustment. Prior to January 10, 1995, Series A performance does not reflect the service organization fees. If service organization fees had been reflected, performance would be reduced. Performance reflects fee waivers in effect. In the absence of fee waivers, total return would be reduced.

A = Series A (retail class)

SECTOR DISTRIBUTION 10/31/95
U.S. TREASURY                   40%
U.S. GOVERNMENT AGENCY           1%
MORTGAGE-BACKED                  5%
FINANCE, BANKING, BROKERAGE     26%
INDUSTRIAL                       2%
INTERNATIONAL                    2%
ASSET-BACKED                    19%
CASH                             2%
OTHER                            3%
TOTAL                          100%

PORTFOLIO COMPOSITION 10/31/95
AVERAGE MATURITY          4.4 YEARS
AVERAGE DURATION          3.2 YEARS

QUALITY DISTRIBUTION 10/31/95
U.S. TREASURY                   41%
U.S. GOVERNMENT AGENCY           7%
Aaa                             21%
Aa                               1%
A                               28%
Baa                              2%
TOTAL                          100%

SEC 30-DAY YIELD
5.53%

TOTAL FUND NET ASSETS 10/31/95
$140,517,003





TAX-EXEMPT INTERMEDIATE BOND FUND
Portico Tax-Exempt Intermediate Bond Fund seeks to provide current income exempt from federal income tax and emphasizes total return with relatively low volatility of principal. The securities in which the Fund currently invests have an average quality rating of AAA and a 5.1 year average maturity. Currently the Fund does not buy issues which are subject to the alternative minimum tax (AMT).

Despite discussions regarding tax reform (i.e. flat tax proposals), tax-exempt bonds have performed well this year. In a year of good returns, however, owners of many municipal debt funds may find a portion of their earnings subject to federal income tax in the form of capital gains and/or ordinary income. Over the last year, Portico Tax-Exempt Intermediate Bond Fund has benefited from a strong bond market and accomplished its goal of providing income entirely EXEMPT from federal income tax. The Fund's performance is attributable to careful security selection and strategic yield curve positioning.

CAREFUL SELECTION OF SECURITIES avoided the generation of income subject to federal tax. As a consequence of the Revenue Reconciliation Act of 1993, a portion of the annual income generated by many lower coupon bonds purchased at prices significantly below par is taxable as ordinary income. Portico Tax-Exempt Intermediate Bond Fund avoided this effect by emphasizing higher coupon bonds which trade at prices above par. Furthermore, 71% of the Fund is currently comprised of prerefunded bonds which are collateralized with U.S. Treasury issues for added security. We believe prerefunded bonds are valued very attractively relative to other sectors of the tax-exempt market at present and, with the supply of prerefunded issues diminishing, represent exceptional value moving forward. Because the Fund does not own any bonds subject to the AMT, none of the income generated by the Fund since inception has been subject to AMT.

YIELD CURVE POSITIONING also contributed to the Fund's performance over the last year. While the U.S. Treasury yield curve flattened significantly over the last year, talk of a flat tax muted the flattening of the municipal yield curve. We believe our distribution of maturities in the 5-8 year range benefited the Fund by capturing the bulk of the movement of intermediate maturities while maintaining relatively low volatility of principal value.

Tax-exempt bonds underperformed their taxable counterparts this year because of concerns over tax reform. We do not believe that changes in the tax code, if and when they are implemented, will be substantial enough to significantly alter the tax-exempt status of municipal bonds. Therefore, we believe that tax-exempt bonds of intermediate maturity presently offer good relative value and higher relative total return potential going forward.

PORTFOLIO MANAGER PROFILE
Warren D. Pierson, CFA, Vice President and Portfolio Manager of Firstar Investment Research & Management Company (FIRMCO) has managed the Fund since June 22, 1993. Since joining Firstar in 1985, his responsibilities have included trading government and government agency issues, as well as money market instruments. His current portfolio management responsibilities focus on the tax-exempt bond market. Warren received his BA from Lawrence University in 1984. He is a Chartered Financial Analyst, as well as a member of the Association for Investment Management and Research and the Milwaukee Investment Analysts Society.


                                         2/8/93    10/93     10/94     10/95
                                         ------    -----     -----     -----
Portico Tax-Exempt
  Intermediate Bond Fund - A - No Load   10,000    10,536    10,459    11,408
Portico Tax-Exempt
  Intermediate Bond Fund - A - Load<F27>  9,800    10,329    10,254    11,184
Lehman Brothers 5-Year
  General Obligation Bond Index          10,000    10,557    10,499    11,586

This chart assumes an initial investment of $10,000 made on 2/8/93
(inception). Performance reflects fee waivers in effect. In the absence of fee waivers, total return would be reduced. Returns shown include the reinvestment of all dividends and other distributions. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost.

                       AVERAGE ANNUAL RATE OF RETURN (%)
                       FOR PERIODS ENDED OCTOBER 31, 1995

                                                      Since Inception
                                            1 Year        2/8/93
                                            ------        ------
PORTICO TAX-EXEMPT INTERMEDIATE
  BOND FUND - A - NO LOAD                     9.1           4.9
PORTICO TAX-EXEMPT INTERMEDIATE
  BOND FUND - A - LOAD<F27>                   6.9           4.2
LEHMAN BROTHERS 5 YEAR GENERAL
   OBLIGATION BOND INDEX<F28>                10.4           5.7

<F27>Reflects maximum sales charge of 2.0%.

<F28>The Lehman Brothers 5 Year General Obligation Bond Index, an unmanaged index, is a total return performance benchmark for the investment-grade tax-exempt bond market. To be included in this index, a municipal bond must be a state or local General Obligation bond; have a minimum credit rating of at least Baa; have been issued as part of an offering of at least $50 million; have a maturity amount outstanding of at least $3 million; have been issued within the last five years; and have a maturity of 4 to 6 years. An investment cannot be made directly in an index.

Effective at the close of business on January 9, 1995, Portico Funds began to offer Series A (retail) shares and Series Institutional shares. Series A shares, unlike the Series Institutional shares, have a 2% maximum sales load and are subject to an annual 0.25% service organization fee. The load performance for the Series A shares has been restated to reflect the impact of the sales charge. Prior to January 10, 1995, Series A performance does not reflect the service organization fees. If service organization fees had been reflected, performance would be reduced. Performance reflects fee waivers in effect. In the absence of fee waivers, total return would be reduced.

A = Series A (retail class)

SECTOR DISTRIBUTION 10/31/95
GENERAL OBLIGATIONS              4%
ESCROWED/PREREFUNDED            72%
INSURED                          9%
REVENUE                          8%
CASH EQUIVALENT                  7%
TOTAL                          100%

QUALITY DISTRIBUTION 10/31/95
Aaa                             89%
Aa                               7%
A                                4%
Baa                              0%
TOTAL                          100%

PORTFOLIO COMPOSITION 10/31/95
AVERAGE MATURITY          5.1 YEARS
AVERAGE DURATION          4.2 YEARS

SEC 30-DAY YIELD
3.79%

TOTAL FUND NET ASSETS 10/31/95
$35,305,707



                             BOND IMMDEX/TM FUND
Portico Bond IMMDEX/TM Fund seeks to provide an annual rate of total return comparable to the annual rate of total return of the Lehman Brothers Government/Corporate Bond Index, before Fund expenses. Of Portico's three taxable bond fund offerings, we expect the Bond IMMDEX/TM Fund will have the highest volatility of principal and commensurate higher expected total returns over complete market cycles.
With the dramatic decline in interest rates over the past twelve months, the Bond IMMDEX/TM Fund has performed well. This has been accomplished through added-value work in three broad areas: ISSUE SELECTION, SECTOR ALLOCATION, and YIELD CURVE POSITIONING.

ISSUE SELECTION decisions are a critical aspect of our structured management approach. Every aspect of a security is carefully analyzed. We examine a bond's credit quality, duration characteristics, and any embedded options. Our research plays a fundamental role in our added value work.

In terms of SECTOR ALLOCATION decisions, we currently favor the finance, banking, brokerage, and asset-backed sectors. We continue to limit exposure to U.S. Government agency debentures and mortgage-backed securities. While we do invest in collateralized mortgage obligations, we scrutinize each investment carefully to confirm our belief that it will add value to the Fund. To increase the Portfolio's yield, we have significant exposure to non-Treasury securities. Currently, incremental yield spreads over U.S. Treasury obligations are fairly modest, making higher quality securities attractive on a relative basis.

YIELD CURVE POSITIONING has played an important role in the Fund's performance over the last year. The yield curve has flattened substantially over the last twelve months to where the spread between the 2-Year Treasury Note and the 30-Year Treasury Bond is approximately 75 basis points -down from 115 basis points twelve months ago. We believe our overweighting in the four-year maturity area and the twenty-year maturity area was responsible for a significant portion of the Fund's added value.

PORTFOLIO MANAGER PROFILE
Mary Ellen Stanek, CFA, President of Firstar Investment Research & Management Company (FIRMCO) and Teresa R. Westman, CFA, Senior Vice President and Senior Portfolio Manager have co-managed the Fund - Mary Ellen since its inception on December 29, 1989 and Teresa since January 1, 1992. Mary Ellen has sixteen years of investment management experience and was named a Director of FIRMCO in 1992. Prior to joining FIRMCO, she headed the Fixed Income and Quantitative Investment Management Department at Firstar Trust Company. Mary Ellen received her BAfrom Marquette University in 1978 and her MBA from the University of Wisconsin-Milwaukee in 1984. Teresa has been with Firstar since 1987 and has eight years of investment management experience. Teresa received her BAfrom Augustana College in 1985 and her MBA from the University of Chicago in 1991. Mary Ellen and Teresa are both Chartered Financial Analysts.


                    12/28/89  10/90  10/91   10/92   10/93   10/94  10/95
                    --------  -----  -----   -----   -----   -----  -----
Portico Bond
  IMMDEX/TM Fund -
  A - No Load       10,000    10,421 12,105  13,375  15,154  14,565 16,903
Portico Bond
  IMMDEX/TM Fund -   9,800    10,213 11,863  13,108  14,851  14,274 16,565
  A - Load<F29>
Lehman
  Gov't./Corp Bond  10,000    10,440 12,045  13,312  15,126  14,424 16,755

This chart assumes an initial investment of $10,000 made on 12/29/89 (inception). Performance reflects fee waivers in effect. In the absence of fee waivers, total return would be reduced. Returns shown include the reinvestment of all dividends and other distributions. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost.


                       AVERAGE ANNUAL RATE OF RETURN (%)
                       FOR PERIODS ENDED OCTOBER 31, 1995
                                                              Since Inception
                                 1 Year   3 Years   5 Years       12/29/89
                                -------   --------  --------  ---------------
PORTICO BOND IMMDEX/TM FUND -
  A - NO LOAD                     16.1      8.1       10.2          9.4
PORTICO BOND IMMDEX/TM FUND -
  A - LOAD<F29>                   13.8      7.4        9.7          9.0
LEHMAN BROTHERS GOV'T./CORP.
   BOND INDEX<F30>                16.2      8.0        9.9          9.3

<F29>Reflects maximum sales charge of 2.0%.

<F30>The Lehman Brothers Gov't./Corp. Bond Index is an unmanaged market value weighted index measuring both principal price changes of, and income pro vided by, the under lying uni verse of secur ities that comprise the index. Securities included in the index must meet the follow ing critieria: fixed as opposed to variable rate; not less than one year to maturity; minimum out stand ing par value of $100 million; and rated investment grade or higher by Moody's, Standard & Poor's, or Fitch, in that order. An investment cannot be made directly in an index.

Effective at the close of business on January 9, 1995, Portico Funds began to offer Series A (retail) shares and Series Institutional shares. Series A shares, unlike the Series Institutional shares, have a 2% maximum sales load and are subject to an annual 0.25% service organization fee. In addition, the purchase price adjustment on the Fund will no longer be applied to either the Series A or Series Institutional shares. The load performance for the Series A shares has been restated to reflect the impact of the sales charge (and the elimination of the purchase price adjustment). The no-load performance for the Series A shares has been restated to reflect the elimination of the purchase price adjustment. Prior to January 10, 1995, Series A performance does not reflect the service organization fees. If service organization fees had been reflected, performance would be reduced. Performance reflects fee waivers in effect. In the absence of fee waivers, total return would be reduced.

A = Series A (retail class)

SECTOR DISTRIBUTION 10/31/95
U.S. TREASURY                   35%
U.S. GOVERNMENT AGENCY           1%
MORTGAGE-BACKED                  2%
FINANCE, BANKING, BROKERAGE     33%
INDUSTRIAL                       1%
UTILITY                          2%
INTERNATIONAL                    3%
ASSET-BACKED                    21%
CASH                             2%
TOTAL                          100%

PORTFOLIO COMPOSITION 10/31/95
AVERAGE MATURITY          9.4 YEARS
AVERAGE DURATION          5.1 YEARS

QUALITY DISTRIBUTION 10/31/95
U.S. TREASURY                   37%
U.S. GOVERNMENT AGENCY           3%
Aaa                             22%
Aa                               1%
A                               34%
Baa                              3%
TOTAL                          100%

SEC 30-DAY YIELD
5.82%
TOTAL FUND NET ASSETS 10/31/95
$312,149,195



STATEMENT OF ASSETS AND LIABILITIES
(AMOUNTS IN THOUSANDS, EXCEPT PER SHARE DATA)
OCTOBER 31, 1995

                          SHORT-TERM   INTERMEDIATE    TAX-EXEMPT        BOND
                          BOND MARKET   BOND MARKET   INTERMEDIATE    IMMDEX/TM
                             FUND          FUND         BOND FUND        FUND
                          -----------   -----------    ------------   ---------
ASSETS:
 Investments, at value
  (cost $140,017,
  $136,097, $34,023
  and $293,903,
  respectively)          $140,828        $139,159       $ 34,621      $307,132
 Interest receivable        2,149           2,650            687         5,127
 Capital shares sold           78               7             11            63
 Receivable for
  securities sold           2,901               -              -             -
 Organization costs,
  net of accumulated
  amortization                  -               5              4             -
 Other assets                   4               4              4             8
                        ---------       ---------      ---------     ---------


  Total Assets            145,960         141,825         35,327       312,330
                          -------         -------         ------       -------


LIABILITIES:
 Capital shares
  redeemed                      1               -              -            44
 Payable for
  securities
  purchased                 3,191           1,240              -             -
 Payable to affiliates         63              41              6           112
 Accrued expenses              16              27             15            25
                         --------        --------       --------      --------


  Total Liabilities         3,271           1,308             21           181
                         -------         --------       --------      --------


NET ASSETS               $142,689        $140,517       $ 35,306      $312,149
                         ========        ========       ========      ========

NET ASSETS CONSIST OF:
 Capital stock           $143,387        $139,177       $ 34,830      $299,708
 Undistributed net
  investment income           119             112             20           261
 Undistributed
  accumulated net
  realized (losses)       (1,628)         (1,834)          (142)       (1,049)
 Unrealized net
  appreciation on
  investments                 811           3,062            598        13,229
                         --------        --------       --------      --------


  Total Net Assets       $142,689        $140,517       $ 35,306      $312,149
                         ========        ========       ========      ========
SERIES A:
 Net assets              $ 47,730        $ 11,576       $  7,711      $ 21,875
 Shares authorized
  ($.0001 par value)      500,000         500,000        500,000       500,000
 Shares issued and
  outstanding               4,641           1,133            753           786
 Net asset value and
  redemption price
  per share<F31>          $ 10.28         $ 10.21        $ 10.23       $ 27.82
                          =======         =======        =======       =======
 Maximum offering
  price per share<F31>    $ 10.49         $ 10.42        $ 10.44       $ 28.39
                          =======         =======        =======       =======

SERIES INSTITUTIONAL:
 Net assets              $ 94,959        $128,941       $ 27,595      $290,274
 Shares authorized
  ($.0001 par value)      500,000         500,000        500,000       500,000
 Shares issued and
  outstanding               9,233          12,625          2,696        10,433
 Net asset value,
  redemption price
  and offering
  price per share<F31>    $ 10.28         $ 10.21        $ 10.24       $ 27.82
                          =======         =======        =======       =======

<F31>Amounts may not recalculate due to rounding.

                     See notes to the financial statements.



STATEMENT OF OPERATIONS
(AMOUNTS IN THOUSANDS)
YEAR ENDED OCTOBER 31, 1995

                         SHORT-TERM    INTERMEDIATE     TAX-EXEMPT       BOND
                        BOND MARKET     BOND MARKET    INTERMEDIATE   IMMDEX/TM
                            FUND           FUND         BOND FUND        FUND
                        -----------    ------------    -----------     --------

INVESTMENT INCOME:
 Interest income          $ 8,616         $ 7,277       $  1,501       $19,286
                          -------         -------       --------       -------


EXPENSES:
 Investment
  advisory fees               767             537            151           832
 Administration fees          155             130             37           326
 Shareowner servicing
  and accounting costs        140              90             61           110
 Service organization
  fees - Series A              89              19             14            34
 Custody fees                  34              28              7            65
 Federal and state
  registration fees            12              21              8             7
 Professional fees             22              28             26            29
 Reports to
  shareowners                  30              12              8            22
 Amortization of
  organization costs            3               3              2             2
 Directors' fees and
  expenses                      4               4              4             4
 Other                          5               4              1             5
                           ------         -------         ------        ------


 Total expenses
 before waiver              1,261             876            319         1,436
  Less: Waiver of expenses  (532)           (319)          (150)         (175)
                           ------         -------         ------        ------


  Net Expenses                729             557            169         1,261
                           ------         -------         ------        ------
NET INVESTMENT INCOME       7,887           6,720          1,332        18,025
                           ------         -------         ------        ------


REALIZED AND
 UNREALIZED GAIN (LOSS):
 Net realized gain
  (loss) on investment
  transactions              (329)           (417)              8         (890)
 Change in unrealized
  appreciation
  (depreciation)
  on investments            3,275           6,232          1,367        24,964
                           ------         -------         ------        ------


  Net gain on
  investments               2,946           5,815          1,375        24,074
                           ------         -------         ------        ------


NET INCREASE IN NET
ASSETS RESULTING
  FROM OPERATIONS         $10,833         $12,535         $2,707       $42,099
                          =======         =======         ======       =======

                     See notes to the financial statements.

STATEMENT OF CHANGES IN NET ASSETS
(AMOUNTS IN THOUSANDS)
                                         SHORT-TERM              INTERMEDIATE             TAX-EXEMPT                BOND
                                        BOND MARKET              BOND MARKET          INTERMEDIATE BOND           IMMDEX/TM
                                            FUND                     FUND                    FUND                   FUND
                                   ---------------------    ---------------------    -------------------    --------------------
                                   Year ended October 31,   Year ended October 31,  Year ended October 31, Year ended October 31,
                                       1995        1994        1995      1994         1995       1994        1995         1994
                                       ----        ----        ----      ----         ----       ----        ----         ----


OPERATIONS:
  Net investment income              $  7,887  $   7,093    $  6,720    $  3,836     $ 1,332    $  1,122   $ 18,025      $ 15,688
  Net realized gain
    (loss) on investments               (329)    (1,338)       (417)     (1,418)           8       (150)      (890)          (67)
  Change in unrealized
    appreciation
    (depreciation) on
    investments                         3,275    (4,019)       6,232     (3,723)       1,367     (1,174)     24,964      (26,057)
                                     --------   --------    --------    --------     -------    --------   --------     ---------

  Net increase (decrease)
    in net assets
    resulting from operations          10,833      1,736      12,535     (1,305)       2,707       (202)     42,099      (10,436)
                                     --------   --------    --------    -------      -------    -------    --------     ---------


CAPITAL SHARE TRANSACTIONS:
  Shares sold                          47,914     37,720      61,490      45,014      16,278      13,858     72,259        50,075
  Shares issued to owners in
    reinvestment of dividends           6,375      6,571       4,371       2,882         676         681     17,191        18,402
                                     --------   --------    --------    --------     -------     -------   --------     ---------

                                       54,289     44,291      65,861      47,896      16,954      14,539     89,450        68,477
  Shares redeemed                    (37,051)   (57,510)    (19,569)    (10,681)     (9,203)    (10,909)   (56,782)      (41,787)
                                     --------   --------    --------    --------     -------    --------   --------     ---------

  Net increase (decrease)              17,238   (13,219)      46,292      37,215       7,751       3,630     32,668        26,690
                                     --------   -------     --------    --------     -------    --------   --------     ---------


DISTRIBUTIONS TO SHAREOWNERS<F32>:
  From net investment income          (1,426)    (7,093)     (1,081)     (3,837)       (228)     (1,122)    (3,950)      (15,515)
  From net realized gains                   -    (1,574)           -       (561)           -         (5)      (404)       (4,447)
                                     --------   --------    --------    --------     -------     -------   -------      ---------

                                      (1,426)    (8,667)     (1,081)     (4,398)       (228)     (1,127)    (4,354)      (19,962)
                                     --------   -------     --------    --------     -------     -------   --------     ---------


DISTRIBUTIONS TO SERIES A
SHAREOWNERS<F32>:
  From net investment income          (2,191)          -       (475)           -       (238)           -      (910)             -
                                     --------   --------    --------     -------     -------     --------- --------      --------


DISTRIBUTIONS TO SERIES
INSTITUTIONAL SHAREOWNERS<F32>:
  From net investment income          (4,133)          -     (5,060)           -       (853)           -   (14,132)             -
                                     --------   --------    --------     -------     -------     -------   --------      --------


TOTAL INCREASE (DECREASE)
IN NET ASSETS                          20,321   (20,150)      52,211      31,512       9,139       2,301     55,371       (3,708)

NET ASSETS:
  Beginning of period                 122,368    142,518      88,306      56,794      26,167      23,866    256,778       260,486
                                     --------    -------     -------     -------     -------     -------   --------      --------


  End of period (including
    undistributed net
    investment income of $119,
    $0, $112, $0, $20, $0, $261
    and $1,494, respectively)        $142,689   $122,368    $140,517     $88,306     $35,306     $26,167   $312,149      $256,778
                                     ========   ========    ========     =======     =======     =======   ========      ========

<F32>On January 9, 1995, all previously existing series of shares of each Fund were reclassified as Series A shares. Effective on
January 9, 1995, Institutional shareowners exchanged their Series A shares for the Funds' Institutional series shares.
Distributions to shareowners from net investment income and net realized gains reflect activity for the Funds for the period
November 1, 1994, through January 9, 1995, and for each Fund's respective class of Shares for the period from January 10, 1995, through October 31, 1995.

                                               See notes to the financial statements.


FINANCIAL HIGHLIGHTS, PART 1
                                                                     SHORT-TERM BOND MARKET FUND
                                   -----------------------------------------------------------------------------------------------
                                             Year ended
                                             October 31,                                                          Dec. 29, 1989<F33>
                                              1995<F35>                         Year ended October 31,                  through
                                   ------------------------------     ------------------------------------------        Oct. 31,
Per Share Data:                     Series A  Series Institutional     1994       1993       1992<F34>      1991          1990
                                    --------  --------------------     ----       ----       ---------      ----          ----

Net asset value,
  beginning of period               $10.03          $10.03           $10.56      $10.60        $10.33      $ 9.79        $10.00

Income from investment operations:
  Net investment income<F36>          0.61            0.63             0.56        0.58          0.64        0.73          0.66
  Net realized and unrealized
    gains (losses) on securities      0.24            0.24           (0.41)        0.10          0.29        0.54        (0.21)
                                      ----            ----           ------        ----          ----        ----        ------

  Total from investment
    operations                        0.85            0.87             0.15        0.68          0.93        1.27          0.45
                                      ----            ----             ----        ----          ----        ----          ----


Less distributions:
  Dividends from net
    investment income               (0.60)          (0.62)           (0.56)      (0.58)        (0.64)      (0.73)        (0.66)
  Distributions from capital gains       -               -           (0.12)      (0.14)        (0.02)           -             -
                                    ------          ------           ------      ------        ------      ------        ------

  Total distributions               (0.60)          (0.62)           (0.68)      (0.72)        (0.66)      (0.73)        (0.66)
                                    ------          ------           ------      ------        ------      ------        ------


Net asset value, end of period      $10.28          $10.28           $10.03      $10.56        $10.60      $10.33         $9.79
                                    ======          ======           ======      ======        ======      ======         =====

Total return<F37><F38>               8.74%           8.95%            1.46%       6.70%         9.28%      13.39%         4.64%

Supplemental data and ratios:
  Net assets, in thousands,
    end of period                  $47,730         $94,959         $122,368    $142,518      $129,409     $63,183       $22,731
  Ratio of net expenses
    to average net assets<F39>       0.69%           0.50%            0.50%       0.52%         0.60%       0.60%         0.60%
  Ratio of net investment income
    to average net assets<F39>       6.04%           6.23%            5.43%       5.53%         6.00%       7.13%         7.93%

  Portfolio turnover rate <F40>    100.58%         100.58%           76.13%      87.62%        82.20%      66.80%        57.40%



FINANCIAL HIGHLIGHTS, PART 2

                                    INTERMEDIATE BOND MARKET FUND                    TAX-EXEMPT INTERMEDIATE BOND FUND
                           ----------------------------------------------    -------------------------------------------------
                                 Year ended                                          Year ended                         Feb. 8,
                            October 31, 1995<F35>     Year  Jan. 5, 1993<F33>   October 31, 1995<F35>       Year      1993<F33>
                           -----------------------   ended      through       -------------------------     ended       through
Per Share Data:             Series      Series      Oct. 31,    Oct. 31,      Series         Series       Oct. 31,     Oct. 31,
                               A     Institutional    1994        1993           A       Institutional      1994         1993
                            ------     -------------  ----        ----        ------     -------------      ----         ----

Net asset value,
  beginning of period        $9.67       $9.67       $10.45      $10.00        $9.78         $9.78         $10.26       $10.00


Income from investment
operations:
  Net investment income<F36> 0.60        0.62         0.51        0.40         0.42           0.44          0.41         0.27
  Net realized and
    unrealized
    gains (losses) on
    securities               0.53        0.53        (0.69)       0.45         0.45           0.46         (0.48)        0.26
                             ----        ----        ------       ----         ----           ----         ------        ----

  Total from investment
    operations               1.13        1.15        (0.18)       0.85         0.87           0.90         (0.07)        0.53
                             ----        ----        ------       ----         ----           ----         ------        ----



Less distributions:
  Dividends from net
    investment income       (0.59)      (0.61)       (0.51)      (0.40)       (0.42)         (0.44)        (0.41)       (0.27)
  Distributions from
    capital gains              -           -         (0.09)        -             -             -              -            -
                            -----       ------       ------      ------       ------         ------        ------       ------

  Total distributions       (0.59)      (0.61)       (0.60)      (0.40)       (0.42)         (0.44)        (0.41)       (0.27)
                            ------      ------       ------      ------       ------         ------        ------       ------


Net asset value, end
  of period                 $10.21      $10.21       $9.67       $10.45       $10.23         $10.24         $9.78       $10.26
                             =====       =====       =====       =====         =====         =====          =====        =====

Total return<F37><F38>      12.04%      12.25%      (1.73)%      8.58%         9.07%         9.38%         (0.73)%       5.36%

Supplemental data and
ratios:
  Net assets, in thousands,
    end of period           $11,576    $128,941     $88,306     $56,794       $7,711        $27,595        $26,167      $23,866
  Ratio of net expenses
    to average net
    assets<F39>              0.69%       0.50%       0.50%       0.50%         0.71%         0.51%          0.60%        0.59%
  Ratio of net investment
    income to average net
    assets<F39>              6.07%       6.26%       5.19%       4.65%         4.25%         4.45%          4.04%        3.75%

  Portfolio turnover
    rate<F40>               66.69%      66.69%       56.25%      82.37%       44.13%         44.13%        58.54%        3.23%


FINANCIAL HIGHLIGHTS, PART 3
                                                                     BOND IMMDEX/TM FUND
                                 -------------------------------------------------------------------------------------------
                                             Year ended
                                       October 31, 1995<F35>                  Year ended October 31,         Dec. 29, 1989<F33>
                                 ----------------------------------   -------------------------------------        through
Per Share Data:                     Series A   Series Institutional    1994       1993    1992<F34>     1991    Oct. 31, 1990
                                    --------   --------------------    ----       ----    ----          ----    -------------

Net asset value,
  beginning of period                $25.67          $25.67           $28.91     $27.31      $26.50     $24.52      $25.00

Income from investment operations:
  Net investment income<F36>           1.68            1.74             1.65       1.68        1.75       1.85        1.67
  Net realized and unrealized
    gains (losses) on securities       2.30            2.29           (2.74)       1.83        0.96       1.98      (0.66)
                                       ----            ----           ------       ----        ----       ----      ------

  Total from investment
    operations                         3.98            4.03           (1.09)       3.51        2.71       3.83        1.01
                                       ----            ----           ------       ----        ----       ----        ----


Less distributions:
  Dividends from net
    investment income                (1.79)          (1.84)           (1.65)     (1.70)      (1.76)     (1.85)      (1.49)
  Distributions from capital gains   (0.04)          (0.04)           (0.50)     (0.21)      (0.14)          -           -
                                     ------          ------           ------     ------      ------     ------      ------

  Total distributions                (1.83)          (1.88)           (2.15)     (1.91)      (1.90)     (1.85)      (1.49)
                                     ------          ------           ------     ------      ------     ------      ------


Net asset value, end of period       $27.82          $27.82           $25.67     $28.91      $27.31     $26.50      $24.52
                                      =====           =====            =====      =====       =====      =====       =====

Total return<F37><F38>               16.05%          16.26%          (3.89)%     13.30%      10.49%     16.16%       4.21%

Supplemental data and ratios:
  Net assets, in thousands,
    end of period                   $21,875        $290,274         $256,778   $260,468    $181,421    $90,034     $44,241
  Ratio of net expenses
    to average net assets<F39>        0.64%           0.44%            0.48%      0.50%       0.50%      0.50%       0.50%
  Ratio of net investment income
    to average net assets<F39>        6.31%           6.51%            6.14%      6.10%       6.92%      7.85%       8.10%

  Portfolio turnover rate<F40>       41.67%          41.67%           49.70%     81.18%      37.72%    131.69%     111.28%

<F33>Commencement of operations.
<F34>Effective February 3, 1992, FIRMCO assumed the investment advisory responsibilities of Firstar Trust Company.
<F35>On January 9, 1995, all previously existing series of shares of each Fund were reclassified as Series A shares. Effective
January 9, 1995, Institutional shareowners exchanged their Series A shares for the Funds' Institutional series shares. For the year ended October 31, 1995, the Financial Highlights ratios of net expenses to average net assets, ratios of net investment income to average net assets, total return and the per share income from investment operations and distributions are presented on a basis whereby the Fund's net investment income, net expenses, net realized and unrealized gains (losses) and distributions for the period
November 1, 1994 through January 9, 1995, were allocated to each class of shares based upon the relative net assets of each class of shares as of the close of business on January 9, 1995, and the results thereof combined with the results of operations and distributions for each applicable class for the period January 10, 1995 through October 31, 1995.
<F36>For the Tax-Exempt Intermediate Bond Fund, substantially all investment income is exempt from Federal income tax.
<F37>Not annualized for the period ended October 31, 1990, for the Short-Term Bond Market and Bond IMMDEX/TM Funds and for the
period ended October 31, 1993, for the Intermediate Bond Market and Tax-Exempt Intermediate Bond Funds.
<F38>The total return calculation does not reflect the 2% front end sales charge for Series A.
<F39>Annualized for the period ended October 31, 1990, for the Short-Term Bond Market and Bond IMMDEX/TM Funds and for the period ended October 31, 1993, for the Intermediate Bond Market and Tax-Exempt Intermediate Bond Funds.
<F40>Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                                               See notes to the financial statements.


SHORT-TERM BOND MARKET FUND
SCHEDULE OF INVESTMENTS
OCTOBER 31, 1995

   Principal
    Amount                                            Market Value
(in thousands)                                       (in thousands)
--------------                                       --------------


       LONG-TERM INVESTMENTS 98.2%
       ASSET-BACKED SECURITIES 27.1%
       AUTO LOAN RECEIVABLES 3.6%
$4,328 Capital Auto Receivables Asset Trust Series
        1993-3, Asset Backed Certificates,
        4.60%, 10/15/98                                   $ 4,237
   779 USAA Auto Loan Grantor Trust, Series
        1994-1, Class A, 5.00%, 11/15/99                      773
    87 ML Asset Backed Corporation, Series 1992-1,
        Class A2, 5.50%, 5/15/98                               87
                                                            -----
                                                            5,097
                                                            -----


       CREDIT CARD RECEIVABLES 23.5%
       Banc One Credit Card Master Trust:
 2,000  Series 1994-A, Class A, 7.15%, 11/15/96             2,028
 2,500  Series 1994-B, Class A, 7.55%, 11/15/97             2,578
 4,750 Capital One Master Trust, Series
        1994-4, Class A, 6.80%, 8/15/97                     4,828
 5,050 Chase Manhattan Credit Card Master Trust
        Series 1992-1, Asset Backed Certificates,
        7.40%, 5/15/00                                      5,144
 2,570 Discover Card Master Trust, Series 1992-B,
        Class A, 6.80%, 6/15/98                             2,611
 3,350 Discover Card Master Trust I, Series 1993-2,
        Class A, 5.40%, 5/15/99                             3,296
       MBNA Master Credit Card Trust:
 1,000  Series 1992-1, Class A, 7.25%, 12/15/97             1,020
 3,650  Series 1992-2, Class A, 6.20%, 2/15/98              3,664
 5,120 Sears Credit Account Master Trust, Series
        1994-2, Class A, 7.25%, 2/15/98                     5,245
 3,000 Standard Credit Card Trust, Series 1990-3,
        Class A, Credit Card Participation
        Certificates, 9.50%, 5/10/97                        3,146
                                                           ------
                                                           33,560
                                                           ------


       CORPORATE BONDS 35.8%
 4,169 Atlantic Richfield Notes, 10.25%, 7/02/00            4,464
 5,000 Bear Stearns Floating Rate Medium Term Notes,
        6.125% (30 day LIBOR +0.25%), 4/08/97               5,013
   875 Bear Stearns Company Senior Notes,
        9.125%, 4/15/98                                       933
 1,090 Beneficial Corporation Medium Term Notes,
        9.80%, 5/12/97                                      1,149
 1,000 BP America, Inc. Debentures,
        8.875%, 12/01/97                                    1,059
 2,000 BP America Inc. Guaranteed Debentures,
        10.00%, 7/01/18                                     2,279
 2,000 Chrysler Corporation Debentures,
        10.95%, 8/01/17                                     2,238
 2,498 Chrysler Financial Corporation Debentures,
        10.40%, 8/01/99                                     2,676
 1,000 Deseret Gn & Trans Cooperative,
        10.11%, 12/15/17                                    1,111
       Ford Capital B. V. Notes:
 1,524  9.375%, 1/01/98                                     1,626
 2,040  9.00%, 8/15/98                                      2,191
   500 Ford Motor Credit Co. Debentures,
        8.875%, 6/15/99                                       542
 3,600 General Motors Acceptance Corporation
        Notes, 7.75%, 1/15/99                               3,756
 2,625 GTE Corporation Debentures,
        10.75%, 9/15/17                                     2,946
   600 Heller Financial, Inc. Notes, 7.75%, 5/15/97           615
   900 International Lease Finance Corporation
        Medium Term Notes, 6.375%, 11/01/96                   902
       Lehman Brothers Holdings, Inc. Debentures:
   900  10.75%, 4/29/96                                       920
   400  Zero Coupon, 5/16/96                                  387
   750  8.375%, 4/01/97                                       771
 3,000  8.875%, 11/01/98                                    3,195
       MONY Funding, Inc. Debentures:
 4,245  8.25%, 10/29/96                                     4,311
   700  8.125%, 4/07/97                                       713
 2,000 NationsBank Corporation Notes,
        6.625%, 1/15/98                                     2,023
 1,000 Paine Webber Group, Inc. Medium Term
        Notes, 5.45%, 1/28/98                                 976
 3,000 Smith Barney Holdings Inc. Notes,
        5.625%, 11/15/98                                    2,953
 1,123 Tennessee Gas Pipeline Co. Debentures,
        9.25%, 5/15/96                                      1,142
   200 Transamerica Financial Group, Inc.
        Subordinated Notes, 8.125%, 10/15/96                  204
                                                           ------
                                                           51,095
                                                           ------


       MORTGAGE-BACKED SECURITIES 9.9%
 1,082 Citicorp Real Estate Mortgage Investment
        Conduit, 8.75%, 5/25/21                             1,104
   841 GE Home Equity Loan Asset Backed Certificates,
        Series 1991-1, Class A, 7.20%, 8/30/11                852
   841 Household Finance Corporation, Home Equity
        Loan Asset Backed Certificates, Series
        1991-2, Class A3, 7.25%, 8/19/06                      856
    65 MDC Asset Investors Trust,
        6.75%, 7/20/13                                         65
 1,251 Morgan Stanley Mortgage Trust, Series 40,
        Class 6, 7.00%, 1/20/97                             1,253
       Resolution Trust Corporation:
   166  Series 1992-MH1, Class A1, 7.00%, 4/15/97             166
 2,249  Series 1992-MH2, Class A1, 7.00%, 2/15/19           2,254
 2,500 Security Pacific Acceptance Corporation,
        Series 1992-2, Class A3, 7.50%, 6/15/12             2,599
       Security Pacific Home Equity Loan:
 1,350  Series 1991-1, Class B, 8.85%, 5/15/98              1,421
 3,482  Series 1991-2, Class B, 8.15%, 6/15/20              3,539
                                                           ------
                                                           14,109
                                                           ------
       OTHER 4.0%
       Florida Housing Finance Agency:
   450  Antigua Club-A-2, 8.625%, 8/01/01                     486
   425  Brittany Apartments-C-2, 8.625%, 8/01/02              461
   550  Maitland Club-B-2, 8.625%, 8/01/01                    594
 1,250 Hydro-Quebec Canada Debentures,
        13.375%, 2/15/13                                    1,487
 2,250 Ontario Province Debentures,
        17.00%, 11/05/11                                    2,625
                                                          -------
                                                            5,653
                                                          -------
       U.S. GOVERNMENT AGENCY AND
        AGENCY-BACKED ISSUES 11.0%
       Federal Home Loan Mortgage Corporation
        Participation Certificates:
   132  7.00%, 12/01/01                                       131
   201  7.75%, 7/01/09                                        205
   443 Federal Home Loan Mortgage Corporation
        Pass-Thru Certificates,Series 1269,
        Class E, 7.00%, 5/15/97                               443
       Federal National Mortgage Association
        Guaranteed Real Estate Mortgage
        InvestmentConduits Pass-Thru Certificates:
 4,640  Series G92-54, Class VB, 7.50%, 12/25/99            4,767
 2,999  Series X-19A, Class A, 6.50%, 10/25/00              3,010
       Federal National Mortgage Association
        Real Estate Mortgage Investment Conduits:
 1,000  Series 1992-100, Class H, 7.50%, 9/25/00              999
 1,751  Series 1993-155, Class PE, 5.85%, 7/25/98           1,743
 1,337 Federal National Mortgage Association
        Stripped Mortgage-Backed Securities, Series
        1989-75, Class C, Principal Only, 12/25/96          1,268
 3,100 Government Trust Certificates, Series 2D
        9.25%, 11/15/96                                     3,145
                                                           ------
                                                           15,711
                                                           ------

       U.S. TREASURY OBLIGATIONS 10.4%
       U.S. Treasury Notes:
 5,975  5.625%, 1/31/98                                     5,969
 6,550  9.25%, 8/15/98                                      7,139
 1,000  8.875%, 2/15/99                                     1,093
   600  6.75%, 5/31/99                                        619
                                                          -------
                                                           14,820
                                                          -------
       Total Long-Term Investments
        (Cost $139,234)                                   140,045
                                                          -------

    Number
   of Shares
(in thousands)
-------------
       SHORT-TERM INVESTMENTS 0.5%
       INVESTMENT COMPANIES 0.5%
    10 Financial Square Prime Obligation Fund                  10
   773 Short-Term Investments Co.
        Liquid Assets Portfolio                               773
                                                          -------


       Total Short-Term Investments (Cost $783)               783
                                                          -------


       Total Investments 98.7% (Cost $140,017)            140,828
                                                          -------


       Other Assets, less Liabilities 1.3%                  1,861
                                                          -------


       NET ASSETS 100.0%                                 $142,689
                                                          =======

                     See notes to the financial statements.


INTERMEDIATE BOND MARKET FUND
SCHEDULE OF INVESTMENTS
OCTOBER 31, 1995

 Principal
   Amount                                             Market Value
(in thousands)                                       (in thousands)
--------------                                       --------------
       LONG-TERM INVESTMENTS 97.5%
       ASSET-BACKED SECURITIES 19.1%
       CREDIT CARD RECEIVABLES 19.1%
$2,000 American Express Master Trust Credit Cards,
        Series 1994-2, Class A, 7.60%, 8/15/02            $ 2,121
 1,610 Banc One Credit Card Master Trust 1994-C,
        Class A, 7.80%, 12/15/00                            1,686
       Discover Card Master Trust I:
 3,600  Series 1993-A, Class A, 6.20%, 5/16/06              3,619
 1,000  Series 1993-2, Class A, 5.40%, 5/15/99                984
   500  Series 1993-3, Class A, 6.25%, 8/16/00                493
 3,475 First Chicago Master Trust II, Series 1994-L,
        Class A, 7.15%, 2/15/00                             3,588
 1,000 HFC Private Label Credit Card Trust II,
        Series 1994-2, Class A, 7.80%, 9/20/03              1,047
 2,700 MBNA Master Credit Card Trust, Series
        1993-3, Class A, Asset Backed Certificates,
        5.40%, 3/15/99                                      2,654
 5,700 Sears Credit Account Master Trust II,
        Series 1994-1, Class A, 7.00%, 8/15/00              5,878
 4,800 Standard Credit Card Trust I, Series 1993-3,
        Credit Card Participation Certificates,
        Class A, 5.50%, 1/07/99                             4,723
                                                          -------
                                                           26,793
                                                          -------

       CORPORATE BONDS 28.1%
 1,500 BankAmerica Subordinated Notes,
        10.00%, 2/01/03                                     1,792
 1,000 Bankers Trust - NY, Subordinated Debentures,
        9.50%, 6/14/00                                      1,117
   700 Bank Nova Scotia Subordinated Debentures,
        9.00%, 10/01/99                                       766
 1,000 Chase Manhattan Corporation Medium
        Term Notes, 8.65%, 2/13/99                          1,070
   906 Chase Manhattan Corporation Subordinated
        Notes, 10.00%, 6/15/99                              1,012
       Chemical Banking Corporation Subordinated Notes:
 1,000  10.375%, 3/15/99                                    1,123
   925  9.75%, 6/15/99                                      1,029
       Chrysler Financial Corporation Debentures:
 1,596  10.40%, 8/01/99                                     1,710
   750  13.25%, 10/15/99                                      922
   700  12.75%, 11/01/99                                      849
 2,390 Ford Motor Credit Co. Notes,
        5.625%, 12/15/98                                    2,359
   640 Ford Capital B.V. Notes, 9.00%, 8/15/98                687
 1,050 General Motors Acceptance Corporation
        Notes, 8.00%, 10/01/99                              1,110
 1,000 General Motors Corporation Debentures,
        9.625%, 12/01/00                                    1,137
 2,450 Goldman Sachs Group, L.P. Notes,
        6.875%, 9/15/99, (Acquired 10/15/93,
        5/13/94; Cost $2,446)<F41>                          2,475
 1,300 Heller Financial, Inc. Notes, 9.375%, 3/15/98        1,391
 1,290 Household Finance Co. Senior Subordinated
        Notes, 9.55%, 4/01/00                               1,444
       International Lease Finance Corporation
        Medium Term Notes:
 2,000  5.92%, 1/15/98                                      1,995
   500  8.25%, 10/19/98                                       528
       Lehman Brothers Holdings, Inc. Notes:
 1,500  8.375%, 2/15/99                                     1,582
 2,000  6.90%, 7/15/99                                      2,015
 1,005 Lehman Brothers, Inc. Senior Subordinated
        Notes, 10.00%, 5/15/99                              1,112
   700 Midland American Capital Corporation
        Debentures, 12.75%, 11/15/03                          821
       MONY Funding, Inc. Debentures:
 2,130  8.25%, 10/29/96                                     2,163
 1,325  8.125%, 4/07/97                                     1,349
 1,400 Paine Webber Group, Inc. Senior Notes,
        6.25%, 6/15/98                                      1,388
   750 Salomon, Inc. Medium Term Notes,
        5.50%, 1/31/98                                        728
   650 The Charles Schwab Corporation Medium
        Term Notes, 6.06%, 10/02/00                           636
 1,731 Security Pacific Corporation Debentures,
        9.75%, 5/15/99                                      1,907
 1,250 Smith Barney Holdings, Inc. Notes,
        5.50%, 1/15/99                                      1,222
                                                           ------
                                                           39,439
                                                           ------
       OTHER 3.9%
 1,000 Nova Scotia (Province of Canada)
        Debentures, 11.50%, 5/15/13                         1,158
   400 Ontario Province Debentures,
        11.75%, 4/25/13                                       466
       St. Louis, Missouri Taxable
        Airport Revenue Bonds:
 1,800  Series 1993, Lambert-St. Louis
        International Airport, 5.30%, 7/01/98               1,764
 1,000  Series 1993A, Lambert-St. Louis
        International Airport, 5.50%, 7/01/98                 984
 1,110 Security Pacific Home Equity Loan, Series
        1991-2, Class B, 8.15%, 6/15/20                     1,128
                                                           ------
                                                            5,500
                                                           ------
       U.S. GOVERNMENT AGENCY AND
        AGENCY-BACKED ISSUES 6.1%
       Federal Home Loan Mortgage Corporation
        Real Estate Mortgage Investment Conduit
        Pass-Thru Certificates:
   500  Series 1339, Class B, 8.00%, 6/15/99                  517
 1,000  Series 1289, Class PR, 7.50%, 2/15/03               1,036
 1,366  Series 1456, Class LA, 7.50%, 5/15/03               1,396
 1,000 Federal Home Loan Mortgage Corporation - Government
        National Mortgage Association
        Real Estate Mortgage Investment Conduits,
        Series 8, Class VB, 7.00%, 4/25/03                  1,023
 1,200 Federal National Mortgage Association,
        Medium Term Bonds, 8.25%, 5/16/05                   1,232
       Federal National Mortgage Association
        Real Estate Mortgage Investment Conduit
        Pass-Thru Certificates:
   800  Series 1993-23, Class PU, 7.50%, 1/25/00              824
   500  Series 1992-73, Class L, 7.50%, 1/25/01               515
 2,000 U.S. Department of Veterans Affairs Guaranteed
        REMIC Pass-Thru Certificates, Vendee Mortgage
        Trust, 1993-1, Class G, 7.00%, 2/15/00              2,051
                                                           ------
                                                            8,594
                                                           ------
       U.S. TREASURY OBLIGATIONS 40.3%
       U.S. Treasury Bonds:
 2,500  10.75%, 2/15/03                                     3,198
 6,950  11.875%, 11/15/03                                   9,513
 5,400  10.75%, 8/15/05                                     7,234
       U.S. Treasury Notes:
 6,750  5.625%, 1/31/98                                     6,744
29,050  6.75%, 5/31/99                                     29,967
                                                           ------
                                                           56,656
                                                           ------
       Total Long-Term Investments
        (Cost $133,920)                                   136,982
                                                          -------
     Number
   of Shares
(in thousands)
--------------
       SHORT-TERM INVESTMENTS 1.5%
       INVESTMENT COMPANIES 1.5%
    10 Financial Square Prime Obligation Fund                  10
 2,167 Short-Term Investments Co.
        Liquid Assets Portfolio                             2,167
                                                          -------
       Total Short-Term Investments
        (Cost $2,177)                                       2,177
                                                          -------
       Total Investments 99.0%
        (Cost $136,097)                                   139,159
                                                          -------

       Other Assets, less Liabilities 1.0%                  1,358
                                                          -------


       TOTAL NET ASSETS 100.0%                           $140,517
                                                          =======

<F41>Unregistered Security

                     See notes to the financial statements.


TAX-EXEMPT INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS
OCTOBER 31, 1995

   Principal                                             Market
    Amount                                               Value
(in thousands)                                       (in thousands)
--------------                                       --------------
       GENERAL OBLIGATION 3.8%
$  150 Racine, Wisconsin Unified School District,
        4.80%, 4/01/01                                   $    151
       Washington State:
   100  6.75%, 10/01/01                                       108
 1,000  6.30%, 9/01/02                                      1,089
                                                          -------


       Total General Obligation
        (Cost $1,353)                                       1,348
                                                          -------

       REVENUE BONDS 7.6%
       HOUSING 6.1%
 1,000 Saint Charles, Illinois, Industrial
        Development - Covington Ct Project,
        Mandatory Put 9/01/98, 5.50%, 12/01/09              1,034
 1,105 South Dakota Housing Development Authority -
        Home Ownership Mortgages, 4.85%, 5/01/01            1,105
                                                          -------
                                                            2,139
                                                          -------
       OTHER 0.6%
   200 Georgia State Municipal Electric Authority,
        4.50%, 1/01/00                                        200
                                                          -------

       UNIVERSITY 0.9%
   310 New England Education Student Loan
        Marketing Corporation, 5.80%, 3/01/02                 325
                                                          -------
       Total Revenue Bonds
        (Cost $2,632)                                       2,664
                                                          -------
       PREREFUNDED AND ESCROWED
        TO MATURITY 72.4%
 1,300 Alaska State Housing Finance Corporation,
        6.375%, 12/01/12, Prerefunded 12/01/02              1,433
   550 Birmingham, Alabama Waterworks and
        Sewer, 7.20%, 1/01/19, Prerefunded 1/01/00            616
   610 Central Lake County, Illinois Joint Action,
        7.00%, 5/01/19, Prerefunded 5/01/00                   683
   590 Clark County, Nevada School District,
        7.625%, 5/01/07, Prerefunded 5/01/00                  676
   500 Clark County, Nevada School District,
        7.65%, 5/01/10, Prerefunded 5/01/00                   573
 1,000 Convention Center Authority - Rhode
        Island Revenue, 6.65%, 5/15/12,
        Prerefunded 5/15/01                                 1,118
 1,045 Denver, Colorado City and County School
        District No. 1, 6.75%, 12/01/12,
        Prerefunded 12/01/02                                1,184
 1,000 District of Columbia, 8.00%, 6/01/08,
        Prerefunded 6/01/98                                 1,110
   475 Farmington, New Mexico, Power Revenue
        Bonds, 9.875%, 1/01/13, Prerefunded 7/01/05           650
   800 Gadsden East Alabama Medical Clinic -
        Baptist Hospital of Gadsden, 7.80%,
        11/01/21, Prerefunded 11/01/01                        948
 1,000 Georgia Municipal Electric Authority Power
        Revenue, 8.125%, 1/01/17, Crossover
        Refunded 1/01/98                                    1,093
   570 Illinois Education Facilities Authority -
        Chicago College of Osteopathic Medicine,
        Escrowed to Maturity, 8.75%, 7/01/99                  628
 2,355 Illinois Education Facilities Authority - Loyola,
        7.125%, 7/01/21, Prerefunded 7/01/01                2,692
 1,000 Illinois Health Facilities Authority - Swedish -
        American Hospital, 7.40%, 4/01/20,
        Prerefunded 4/01/00                                 1,134
 1,000 Maricopa County, Arizona, School District
        No. 1, Phoenix Elementary,
        6.60%, 7/01/03, Prerefunded 7/01/01                 1,110
 1,000 Maricopa County, Arizona School District
        No. 11, Peoria University, 7.00%, 7/01/05,
        Prerefunded 7/01/01                                 1,122
   500 Metropolitan Nashville Airport,
        7.75%, 7/01/07, Prerefunded 7/01/01                   587
   870 Michigan State Hospital Financial Authority -
        Sister of Mercy Health Corp., 7.50%,
        2/15/18, Prerefunded 2/15/01                        1,004
 1,300 Nevada State,
        6.20%, 5/01/04, Prerefunded 5/01/01                 1,414
 1,000 Philadelphia, Pennsylvania, Regional Port
        Authority, Lease Revenue Bonds, 7.15%,
        8/01/20, Prerefunded 8/01/00                        1,115
 1,000 Snohomish County, Washington - Public
        Hospital, Stevens Memorial Hospital,
        6.85%, 12/01/11, Prerefunded 12/01/01               1,122
 1,000 Tucson, Arizona Street and Highway User
        Revenue Bonds, Escrowed to Maturity,
        9.25%, 7/01/02                                      1,265
 1,005 University of Illinois, Escrowed to Maturity,
        6.10%, 10/01/03                                     1,105
 1,000 Wausau, Wisconsin School District, 6.50%,
        4/01/10, Prerefunded 4/01/02                        1,102
    80 Williston, North Dakota, Escrowed to Maturity,
        6.00%, 6/01/98                                         83
                                                           ------


       Total Prerefunded and Escrowed to Maturity
        (Cost $25,030)                                     25,567
                                                           ------


       INSURED BONDS 9.2%
       EDUCATION 0.6%
   200 Merrillville, Indiana Multi-School Building
        Corporation, 6.375%, 7/01/03                          218
                                                           ------
       GENERAL OBLIGATION 5.3%
   900 Camden, New Jersey, 6.15%, 2/15/00                     967
   675 Chicago, Illinois, 11.60%, 1/01/01                     897
                                                           ------
                                                            1,864
                                                           ------
       PUBLIC FACILITIES & IMPROVEMENTS 3.0%
 1,000 Illinois State
        6.00%, 7/01/06                                      1,069
                                                           ------
       WATER AND SEWER 0.3%
   100 Pima County, Arizona Sewer
        6.20%, 7/01/00                                        108
                                                           ------
       Total Insured Bonds
        (Cost $3,225)                                       3,259
                                                           ------

     Number
    of Shares
 (in thousands)
 --------------
      INVESTMENT COMPANIES 5.1%
 1,624 Financial Square Tax-Exempt Money Market             1,624
   159 Tax-Free Investment Trusts                             159
                                                           ------


       Total Investment Companies
        (Cost $1,783)                                       1,783
                                                           ------
       Total Investments 98.1%
        (Cost $34,023)                                     34,621
                                                           ------

       Other Assets, less Liabilities 1.9%                    685
                                                           ------

       NET ASSETS 100.0%                                  $35,306
                                                           ======

                     See notes to the financial statements.


BOND IMMDEX/TM FUND
SCHEDULE OF INVESTMENTS
OCTOBER 31, 1995

 Principal
   Amount                                             Market Value
(in thousands)                                       (in thousands)
--------------                                       --------------
       LONG-TERM INVESTMENTS 96.3%
       ASSET-BACKED SECURITIES 20.7%
       CREDIT CARD RECEIVABLES 20.7%
$2,600 Banc One Credit Card Master Trust,
        Series 1994-C, Class A, 7.80%, 12/15/00           $ 2,724
14,600 Discover Card Master Trust I, Series 1993-2,
        Class A, Credit Card Pass-Thru Certificates,
        5.40%, 5/15/99                                     14,365
 8,500 First Chicago Master Trust II, Series 1994-L,
        Class A, 7.15%, 2/15/00                             8,777
 2,600 HFC Private Label Credit Card Master Trust II,
        Series 1994-2, Class A, 7.80%, 9/20/03              2,721
 9,400 MBNA Master Credit Card Trust, Series 1993-3,
        Class A, Asset Backed Certificates,
        5.40%, 3/15/99                                      9,241
14,250 Sears Credit Account Master Trust II,
        Series 1994-1, Class A, 7.00%, 8/15/00             14,694
12,375 Standard Credit Card Trust I, Series 1993-3,
        Credit Card Participation Certificates,
        Class A, 5.50%, 1/07/99                            12,176
                                                           ------
                                                           64,698
                                                           ------
       CORPORATE BONDS 35.3%
   500 American General Finance Corporation
        Medium Term Notes, 9.75%, 9/30/98                     532
 3,250 BankAmerica Subordinated Notes,
        10.00%, 2/01/03                                     3,883
 3,000 Bear Stearns Company Senior Notes,
        7.625%, 9/15/99                                     3,122
 2,000 British Telecommunications Pub. Ltd. Co.
        Debentures, 9.625%, 2/15/19                         2,278
   500 Burlington Northern Railroad Company
        Equipment Trust Cerificates,
        11.85%, 1/15/99                                       581
   525 Chase Manhattan Corporation Medium Term
        Notes, 8.65%, 2/13/99                                 562
 4,417 Chase Manhattan Corporation Subordinated
        Notes, 10.00%, 6/15/99                              4,934
       Chemical Banking Corporation
        Subordinated Notes:
 1,715  10.375%, 3/15/99                                    1,925
 3,952  9.75%, 6/15/99                                      4,396
       Chrysler Financial Corporation Debentures:
 6,192  13.25%, 10/15/99                                    7,615
 1,728  12.75%, 11/01/99                                    2,096
 3,468 First Chicago Subordinated Notes,
        9.00%, 6/15/99                                      3,780
       Ford Capital B. V. Notes:
 1,217  9.375%, 1/01/98                                     1,298
 1,450  9.00%, 8/15/98                                      1,557
       Ford Motor Credit Co. Medium Term Notes:
 5,000  8.45%, 12/30/98                                     5,318
   500  8.875%, 6/15/99                                       542
       General Motors Acceptance Corporation
        Medium Term Notes:
 1,750  5.75%, 12/10/97                                     1,738
 1,250  8.00%, 10/01/99                                     1,321
 1,500 Georgia Pacific Corporation Debentures,
        9.50%, 2/15/18                                      1,565
 8,600 Goldman Sachs Group, L.P. Notes, 6.875%,
        9/15/99 (Acquired 8/18/93, 10/15/93,
        5/13/94; Cost $8,639) <F42>                         8,687
 1,300 GTE Florida Inc. Bonds,
        9.625%, 4/01/30                                     1,377
 8,990 Heller Financial, Inc. Debentures,
        9.375%, 3/15/98                                     9,617
 2,300 Household Finance Corporation Debentures,
        9.625%, 7/15/00                                     2,595
 3,500 International Lease Finance Corporation
        Medium Term Notes, 9.82%, 12/14/98                  3,853
 2,495 Lehman Brothers Holdings Inc. Debentures,
        8.875%, 11/01/98                                    2,657
 1,700 Lehman Brothers Holdings Inc. Notes,
        6.90%, 7/15/99                                      1,713
 6,060 Lehman Brothers, Inc. Debentures,
        10.00%, 5/15/99                                     6,705
 3,479 Midland American Capital Corporation
        Debentures, 12.75%, 11/15/03                        4,078
 5,050 MONY Funding, Inc. Debentures,
        8.125%, 4/07/97                                     5,143
 1,700 NCNB Corp. Bonds,
        10.20%, 7/15/15                                     2,206
 1,000 Deseret Gn &Trans Cooperative,
        9.375%, 1/02/11                                     1,054
 2,416 Pacific Gas & Electric Corporation
       Eurodollar Debentures, 12.00%, 1/09/00               2,568
 2,800 Salomon, Inc. Medium Term Notes,
        5.50%, 1/31/98                                      2,719
       The Charles Schwab Corporation Medium
        Term Notes:
 2,000  5.84%, 9/30/99                                      1,955
 2,250  5.90%, 10/01/99                                     2,204
   800 Tennessee Gas Pipeline Co. Debentures,
        6.00%, 12/15/11                                       703
 1,200 Westvaco Corporation Debentures,
        10.125%, 6/01/19                                    1,398
                                                          -------
                                                          110,275
                                                          -------
       OTHER 2.1%
 1,700 Italy (Republic of) Debentures,
        6.875%, 9/27/23                                     1,566
   840 New Jersey Economic Development
        Authority, 7.75%, 6/01/01                             865
 1,620 Ontario Province Debentures, 11.75%, 4/25/13         1,888
 1,800 Quebec Province Bonds, 11.00%, 6/15/15               2,129
                                                          -------
                                                            6,448
                                                          -------
        U.S. GOVERNMENT AGENCY AND
        AGENCY-BACKED ISSUES 3.2%
   500 Federal Home Loan Mortgage Corporation
        Guaranteed Real Estate Mortgage Investment
        Conduit Pass-Thru Certificates, Series 1169,
        Class D, 7.00%, 5/15/21                               505
    33 Federal Home Loan Mortgage Corporation
        Multiclass Mortgage Participation
        Certificates, Series 1259, Class IC, Interest
        Only, 1007.05%, 10/15/05                              424
   162 Federal Home Loan Mortgage Corporation
        Participation Certificates, 7.50%, 4/01/07            162
  3900 Federal National Mortgage Association
        Debentures, 9.50%, 11/10/20                          4163
       Federal National Mortgage Association
        Guaranteed Real Estate Mortgage
        Investment Conduit Pass-Thru Certificates:
   500  Series 1989-90, Class E, 8.70%, 12/25/19              523
   456  Series 1990-72, Class A, 9.00%, 7/25/20               470
   538  Series 1990-72, Class B, 9.00%, 7/25/20               589
       Federal National Mortgage Association
        Guaranteed Real Estate Mortgage Investment
        Conduit Stripped Mortgage-Backed Securities:
   320  Series 1991-94, Class H, Principal Only,
        9/25/97                                               221
    11  Series 1992-29, Class K, Interest Only,
        977.92%, 11/25/00                                     197
    25  Series 1992-145, Class N, Interest Only,
        1010.06%, 1/25/06                                     728
 1,300  Series 1989-39, Class C, Principal Only,
        6/25/17                                             1,199
       Federal National Mortgage Association
        Pass-Thru Certificates:
   646  7.50%, 8/01/07                                        658
   197  7.75%, 6/01/08                                        201
                                                           ------
                                                           10,040
                                                           ------
       U.S. TREASURY OBLIGATIONS 35.0%
       U.S. Treasury Bonds:
 4,500  10.75%, 2/15/03                                     5,756
68,900  9.25%, 2/15/16                                     91,120
11,950 U.S. Treasury Notes,
        6.75%, 5/31/99                                     12,327
                                                          -------
                                                          109,203
                                                          -------
       Total Long-Term Investments
        (Cost $287,435)                                   300,664
                                                          -------
    Number
   of Shares
(in thousands)
--------------
       SHORT-TERM INVESTMENTS 2.1%
       INVESTMENT COMPANIES 2.1%
    11 Financial Square Prime Obligation Fund                  11
 6,457 Short-Term Investments Co.
        Liquid Assets Portfolio                             6,457
                                                          -------

       Total Short-Term Investments (Cost $6,468)           6,468
                                                          -------

       Total Investments 98.4% (Cost $293,903)            307,132
                                                          -------

       Other Assets, less Liabilities 1.6%                  5,017
                                                          -------

       TOTAL NET ASSETS 100.0%                           $312,149
                                                          =======

<F42>Unregistered Security

                     See notes to the financial statements.


SHORT-TERM BOND MARKET FUND
INTERMEDIATE BOND MARKET FUND
TAX-EXEMPT INTERMEDIATE BOND FUND
BOND IMMDEX/TM FUND
NOTES TO THE FINANCIAL STATEMENTS

1.ORGANIZATION
 Portico Funds, Inc. (the "Company") was incorporated on February 15, 1988, as a Wisconsin Corporation and is registered as an open-end management investment company under the Investment Company Act of 1940. The Short-Term Bond Market, Intermediate Bond Market, Tax-Exempt Intermediate Bond and Bond IMMDEX/TM Funds (the "Funds") are separate, diversified investment portfolios of the Company. The Short-Term Bond Market Fund and Bond IMMDEX/TM Fund commenced operations on December 29, 1989; the Intermediate Bond Market Fund commenced operations on January 5, 1993; and the Tax-Exempt Intermediate Bond Fund commenced operations on February 8, 1993.

 The costs, in thousands, incurred in connection with the organization, initial registration and public offering of shares aggregating $44, $14, $11 and $46 for the Short-Term Bond Market, Intermediate Bond Market, Tax-Exempt Intermediate Bond and Bond IMMDEX/TM Funds, respectively, have been paid by the Funds. These costs are being amortized over the period of benefit, but not to exceed sixty months from each Fund's commencement of operations.

 The Company has issued two classes of Fund shares in each of the Funds:Series A and Series Institutional. The Series A shares are subject to a 0.25% shareowner service fee and to an initial sales charge imposed at the time of purchase, in accordance with the Funds' prospectus. The maximum sales charge is 2% of the offering price or 2.08% of the net asset value. Each class of shares for each Fund has identical rights and privileges except with respect to shareowner organization fees paid by Series A shares, voting rights on matters affecting a single class of shares and the exchange privileges of each class of shares.

2.SIGNIFICANT ACCOUNTING POLICIES
 The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles.

a) Investment Valuation - Securities which are traded on a recognized exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded or at the last sale price on the national securities market. Exchange-traded securities for which there were no transactions are valued at the current bid prices. Securities traded on only over-the-counter markets are valued on the basis of closing over-the-counter bid prices. Instruments with a remaining maturity of 60 days or less are valued on an amortized cost basis which approximates market value. Securities for which quotations are not readily available and other assets are valued at fair value as deter mined by the investment adviser under the supervision of the Board of Directors.

b) Federal Income Taxes - No provision for federal income taxes has been made since the Funds have complied to date with the provisions of the Internal Revenue Code available to regulated investment companies and intend to continue to so comply in future years.

c) Income and Expenses - The Funds are charged for those expenses that are directly attributable to each portfolio, such as advisory, administration and certain shareowner service fees. Expenses that are not directly attributable to a portfolio are typically allocated among the Company's portfolios in proportion to their respective net assets, number of shareowner accounts or net sales, where applicable. Net investment income other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class of shares at the beginning of the day (after adjusting for the current day's capital share activity of the respective class).

d) Distributions to Shareowners - For the period ended April 30, 1995, dividends from net investment income of the Short-Term Bond Market, Intermediate Bond Market and Tax-Exempt Intermediate Bond Funds were declared daily and paid monthly. Dividends from net investment income of the Bond IMMDEX/TM Fund were declared and paid quarterly. Effective May 1, 1995, net investment income dividends for the Funds are declared and paid monthly. For the Bond IMMDEX/TM Fund, net investment income for the month of April was distributed to shareowners in the month of April. Distributions of net realized capital gains, if any, will be declared at least annually.

e) Unregistered Security - The Intermediate Bond Market and Bond IMMDEX/TM Funds own a certain investment security which is unregistered and thus restricted to resale. This security is valued by the Funds after giving due consideration to pertinent factors including recent private sales, market conditions and the issuer's financial performance. Where future disposition of this security requires registration under the Securities Act of 1933, the Funds have the right to include their security in such registration, generally without cost to the Funds. The Funds have no right to require registration of unregistered securities.

f) Other - Investment and shareowner transactions are recorded no later than the first business day after the trade date. The Funds determine the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Interest income is recognized on an accrual basis. Discounts and premiums on bonds are amortized over the life of the respective bond. Generally accepted accounting principles require that permanent financial reporting and tax differences be reclassified to capital stock.

3. INVESTMENT TRANSACTIONS
 The aggregate purchases and sales, in thousands, of securities, excluding short-term investments, for the Funds for the year ended October 31, 1995, were as follows:

                    SHORT-TERM    INTERMEDIATE     TAX-EXEMPT       BOND
                   BOND MARKET    BOND MARKET     INTERMEDIATE    IMMDEX/TM
                       FUND           FUND          BONDFUND        FUND
                   ------------   ------------    -----------     ---------
Purchases:
U.S. Government      $50,654        $64,976                -       $77,597
Other                 94,429         54,076          $19,445        71,413

Sales:
U.S. Government       44,085         40,663                -        71,901
Other                 81,326         26,908           12,877        37,744


At October 31, 1995, gross unrealized appreciation and depreciation of investments for federal income tax purposes, in thousands, were as follows:

                    SHORT-TERM    INTERMEDIATE     TAX-EXEMPT       BOND
                   BOND MARKET    BOND MARKET     INTERMEDIATE    IMMDEX/TM
                       FUND           FUND          BONDFUND        FUND
                   -----------    -----------     -----------     ---------
Appreciation          $1,587         $3,415            $ 657       $15,130
(Depreciation)         (968)          (353)             (61)       (1,962)
                    --------       --------          -------     ---------


Net unrealized
appreciation on
investments           $  619         $3,062            $ 596       $13,168
                      ======         ======            =====       =======

 At October 31, 1995, the cost of investments, in thousands, for federal income tax purposes was $140,209, $136,097, $34,025 and $293,964 for the Short-Term
Bond Market, Intermediate Bond Market, Tax-Exempt Intermediate Bond and Bond IMMDEX/TM Funds, respectively. At October 31, 1995, the Short-Term Bond Market, Intermediate Bond Market and Tax-Exempt Intermediate Bond Funds had accumulated net realized capital loss carryovers, in thousands, of $1,248, $1,266 and $140, respectively, expiring in 2002. The Short-Term Bond Market, Intermediate Bond Market and Bond IMMDEX/TM Funds had accumulated net realized capital loss carryovers, in thousands, of $189, $568 and $987, respectively, expiring in 2003. For the year ended October 31, 1995, the Tax-Exempt Intermediate Bond Fund utilized, in thousands, capital loss carryovers of $10. To the extent each Fund realizes future net capital gains, taxable distributions to its respective shareowners will be offset by any unused capital loss carryover.

4.CAPITAL SHARE TRANSACTIONS
On January 9, 1995, all previously existing series of shares of each Fund were reclassified as Series A shares. Effective January 9,
1995, Institutional shareowners exchanged their Series A shares for the Funds' Institutional series shares. Transactions in capital shares for the Funds, in thousands, were as follows:
                                    SHORT-TERM                INTERMEDIATE            TAX-EXEMPT                  BOND
                                    BOND MARKET               BOND MARKET            INTERMEDIATE               IMMDEX/TM
                                       FUND                       FUND                 BOND FUND                  FUND
                               --------------------        ------------------     ------------------        -----------------
                               Amount        Shares       Amount       Shares      Amount      Shares       Amount     Shares
                               ------        ------       ------       ------      ------      ------       ------     ------

PERIOD FROM JAN. 10, TO
OCT. 31, 1995:
Series A shares:
 Reclassification of
   previous class            $ 113,766        11,467      $ 90,367      9,487     $ 28,273      2,909     $ 250,315      9,893
 Exchange out to Series
   Institutional shares       (67,630)       (6,818)      (82,619)    (8,669)     (21,916)    (2,255)     (236,263)    (9,338)
 Shares sold                    10,062           985         5,347        537        2,477        246         8,406        311
 Shares issued to owners
   in reinvestment
   of dividends                  1,889           186           257         25          202         20           674         24
 Shares redeemed              (11,995)       (1,179)       (2,445)      (247)      (1,682)      (167)       (2,814)      (104)
                             ---------       -------       -------      -----      -------      -----       -------      -----

 Net increase                $  46,092         4,641      $ 10,907      1,133     $  7,354        753     $  20,318        786
                              ========         =====        ======      =====       ======      =====       =======      =====

Series Institutional shares:
 Exchange in from
   Series A shares           $  67,630         6,818      $ 82,619      8,669     $ 21,916      2,255     $ 236,263      9,338
 Shares sold                    35,067         3,449        50,608      5,053        7,707        762        55,322      2,049
 Shares issued to owners
   in reinvestment
   of dividends                  3,077           302         3,251        325          328         33        12,580        467
 Shares redeemed              (13,589)       (1,336)      (14,172)    (1,422)      (3,554)      (354)      (38,641)    (1,421)
                              --------       -------      --------    -------      -------      -----      --------    -------

 Net increase                $  92,185         9,233      $122,306     12,625     $ 26,397      2,696     $ 265,524     10,433
                              ========       =======      ========    =======      =======      =====      ========    =======

PERIOD FROM NOV. 1, 1994 TO
JAN. 9, 1995:
Previous Class:
 Reclassification to
   Series A shares          $(113,766)      (11,467)    $ (90,367)    (9,487)    $(28,273)    (2,909)    $(250,315)    (9,893)
 Shares sold                     2,785           279         5,535        577        6,094        629         8,531        333
 Shares issued to owners
   in reinvestment
   of dividends                  1,409           141           863         90          146         15         3,937        156
 Shares redeemed              (11,467)       (1,153)       (2,952)      (308)      (3,967)      (410)      (15,327)      (600)
                              --------       -------       -------      -----      -------      -----      --------      -----

 Net (decrease)             $(121,039)      (12,200)    $ (86,921)    (9,128)    $(26,000)    (2,675)    $(253,174)   (10,004)
                            ==========      ========      ========    =======    =========    =======      ========    =======

FOR THE YEAR ENDED
OCTOBER 31, 1994:
 Shares sold                 $  37,720         3,648      $ 45,014      4,469     $ 13,858      1,371     $  50,075      1,831
 Shares issued to owners
   in reinvestment
   of dividends                  6,571           639         2,882        287          681         68        18,402        687
 Shares redeemed              (57,510)       (5,587)      (10,681)    (1,062)     (10,909)    (1,090)      (41,787)    (1,523)
                              --------       -------      --------    -------     --------    -------      --------    -------

 Net increase (decrease)    $ (13,219)       (1,300)      $ 37,215      3,694     $  3,630        349    $   26,690        995
                             =========       =======      ========    =======     ========    =======     =========    =======

5. INVESTMENT ADVISORY AND OTHER AGREEMENTS
 The Funds have entered into an Investment Advisory Agreement with Firstar Investment Research & Management Company ("FIRMCO"). FIRMCO is a subsidiary of Firstar Corporation, a publicly held bank holding company. Pursuant to its Advisory Agreement with the Funds, FIRMCO is entitled to receive a fee, calculated daily and payable monthly, at the annual rates presented below as applied to each Fund's daily net assets. For the year ended October 31, 1995, FIRMCO voluntarily waived the following fees, in thousands, by Fund:

                    SHORT-TERM    INTERMEDIATE    TAX-EXEMPT        BOND
                   BOND MARKET    BOND MARKET    INTERMEDIATE    IMMDEX/TM
                       FUND           FUND        BOND FUND         FUND
                   -----------    ------------  -------------    ----------
Annual rate           0.60%          0.50%          0.50%          0.30%
Fees waived            $436           $238           $128            -

 Firstar Trust Company, an affiliate of FIRMCO, serves as custodian, transfer agent and accounting services agent for the Funds.

 The Company has entered into a Co-Administration Agreement with B.C. Ziegler and Company and Firstar Trust Company (the "Co-Administrators") for certain administrative services. Pursuant to the Co-Administration Agreement with the Company, the Co-Administrators are entitled to receive a fee, computed daily and payable monthly, at the annual rate of 0.125% of the Company's first $2 billion of average aggregate daily net assets, plus 0.10% of the Company's average aggregate daily net assets in excess of $2 billion. For the year ended October 31, 1995, $96, $81, $22 and $175 of administration fees, in thousands, were voluntarily waived for the Short Term Bond Market, Intermediate Bond Market, Tax-Exempt Intermediate Bond and Bond IMMDEX/TM Funds, respectively.

 Effective January 9, 1995, the Company entered into Servicing Agreements with certain Service Organizations, including FIRMCO affiliates, for the Series A class of shares. The Service Organizations are entitled to receive fees from the Funds up to the annual rate of 0.25% of the average daily net asset value of the Series A shares for certain support and/or distribution services to customers of the Service Organizations who are beneficial owners of Series A shares. These services may include assisting customers in processing purchase, exchange and redemption requests; processing dividend and distribution payments from the Funds; and providing information periodically to customers showing their positions in Series A shares. Service Organization fees, in thousands, paid by the Short-Term Bond Market, Intermediate Bond Market, Tax-Exempt Intermediate Bond and Bond IMMDEX/TM Funds to FIRMCO affiliates aggregated $79, $17, $12 and $30, respectively, for the year ended October 31, 1995.

 Each Director of the Company who is not affiliated with FIRMCO receives an annual fee from the Company for service as a Director and is eligible to participate in a deferred compensation plan with respect to these fees. Participants in the plan may designate their deferred Director's fees as if invested in any one of the Portico Funds (with the exception of the MicroCap
Fund) or in 90-day U.S. Treasury bills. The value of each Director's deferred compensation account will increase or decrease as if it were invested in shares of the selected Portico Funds or 90-day U.S. Treasury bills. The Funds maintain their proportionate share of the Company's liability for deferred fees.


Report of Independent Accountants

To the Board of Directors and Shareholders of the Portico Short-Term Bond Market Fund, the Portico Intermediate Bond Market Fund, the Portico Tax-Exempt Intermediate Bond Fund and the Portico Bond IMMDEX/TM Fund

In our opinion, the accompanying statement of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Portico Short-Term Bond Market Fund, the Portico Intermediate Bond Market Fund, the Portico Tax-Exempt Intermediate Bond Fund and the Portico Bond IMMDEX/TM Fund (four of the portfolios of Portico Funds, Inc. (the "Funds") at October 31, 1995, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended, and each of their financial highlights for the year ended October 31, 1995, and for each of the other periods indicated, all in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1995 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

/s/ Price Waterhouse
Milwaukee, Wisconsin
November 29, 1995


-Portico Funds are available through:
 - the Portico Funds Center,
 - Investment Specialists who are registered representatives of Elan Investment Services, Inc., a registered broker/dealer, NASD and SIPC member,
 - and through selected shareholder organizations.
This report is authorized for distribution only when preceded or accompanied by a current prospectus.

                   To Open an Account or Request Information
                                 1-800-982-8909
                                 1-414-287-3710

                   For Account Balances and Investor Services
                                 1-800-228-1024
                                 1-414-287-3808

                              Portico Funds Center
                            615 East Michigan Street
                                 P.O. Box 3011
                           Milwaukee, WI  53201-3011

----------------------------------------------------------------------------


                                 PORTICO FUNDS
                                 ANNUAL REPORT
                                October 31, 1995

                              INSTITUTIONAL CLASS

                                   Short-Term
                                Bond Market Fund

                                  Intermediate
                                Bond Market Fund

                            Tax-Exempt Intermediate
                                   Bond Fund

                              Bond IMMDEX/TM Fund


                              NOTICE TO INVESTORS

-Shares of Portico Funds:

 - ARE NOT INSURED BY THE
   FDIC, the US Government or any
   other governmental agency;

 - are not bank deposits or obligations
   of or guaranteed by Firstar Bank, its parent company or its affiliates;

 - are subject to investment risks,
   including possible loss of principal; and
 - are offered by B.C. Ziegler and Company, member NASD, SIPC, and an independent third-party distributor.

-Firstar Bank affiliates serve as investment adviser, custodian, transfer agent, administrator, and accounting services agent and receive compensation for such services as disclosed in the current prospectus.



DECEMBER 1995
Dear Shareowner:
INVESTMENT REVIEW

Bond and stock market returns posted strong gains during our 1995 fiscal year with the S&P 500 gaining 26.4% and the Lehman Brothers Government/Corporate Bond Index up 16.2%. Of particular note, over the past five years ended October 31, 1995, Portico Bond IMMDEX/TM and Portico Special Growth Funds returned 10.2% and 21.2%, respectively, comfortably exceeding the average return of similarly invested funds. During 1995, we launched Portico MicroCap Fund, a capital appreciation fund investing in very small companies.<F43> And, as we look to the future, we will consider additional new fund offerings and opportunities.

The Portico Fund Family is participating in the secular shift from savings to investments. With almost $3 billion in Portico assets, an expanding family of funds designed to meet diverse investor needs and competitive performance records, we are optimistic about the coming year.

MARKET OUTLOOK

Last December, we accurately forecast a Gross Domestic Product (GDP) slowdown, a decline in long-term interest rates, and improving price/earnings ratios for persistent growth companies. This resulted in improved relative and above normal absolute returns for equity funds and attractive investment results for the fixed-income market. On the other hand, our expectation for a 3-4% increase in the 1995 Consumer Price Index (CPI) (with raw material price pressures offset by subdued wage gains) and increased stock market volatility were overly pessimistic. As a whole, the favorable investment climate forecast did lead to a well above average 1995 year for stock and bond returns in general and in the Portico twin disciplines (structured fixed-income and growth equity) in particular.

For 1996, our market outlook is predicated on the following economic and investment trends:

1. LOW NOMINAL GDP AND RESILIENT "REAL ECONOMIC GROWTH". Well into the fifth year of an economic expansion, we expect 2-3% "real" economic growth and continued decelerating levels of inflation (the consumption deflator, a good current market basket index, rose only 1.7% over the past year) combining for 5% nominal growth versus the 10% average during the 1980s.

2. A FEDERAL BUDGET AGREEMENT built on a recalculated CPI, modestly enhanced economic growth assumptions, and a modest reduction in the growth rate of the key discretionary spending programs (Medicare/Medicaid).

3. Continued disinflationary productivity gains and expanding pockets of actual price deflation (technology and industrial commodities) along with the previously mentioned CPI recalculation will produce 1996 INFLATION OF 1.5-2.5%.

4. INVESTOR FRIENDLY TAX INITIATIVES for 1996, including a reduction in the capital gains tax rate (but no indexing), increased estate limits and expanded IRAs.

5. Continued emergence of the UNITED STATES AS THE "MARKET OF CHOICE" for the increasingly one market world of global investors.

6. TREASURY BOND YIELDS, WHICH HAVE DECLINED OVER 2% THIS YEAR, WILL AT LEAST RETEST THE SEPTEMBER 1993 LOW YIELD OF 5.8%. Short-term market yields, which have only declined about .5%, will fall more dramatically, perhaps by 3% over the next year. The unusually high inflation-adjusted ("real") yields currently available, along with multi-economic cycle lows in monetary growth, suggest a potential downside surprise in economic activity.

7. CORPORATE PROFIT GROWTH WILL DECELERATE steadily with the potential for flat annualized comparisons during 1996.

8. FOR STOCK PRICES, A MODESTLY ABOVE AVERAGE HISTORICAL RETURN (more than 11%) with continued outperformance of smaller company shares.

As always, we appreciate your continued confidence in the Portico Family of Funds and urge you to read the portfolio reviews that follow.


           J. Scott Harkness, CFA               Mary Ellen Stanek, CFA
           Chairman/Chief Investment Officer    President
                Firstar Investment Research & Management Company




<F43> Average annual total returns ended October 31, 1995 for Portico Special
Growth Fund are as follows: 1 year:25.8%; 3 yrs: 14.5%; 5 yrs: 21.2%; Inception (12/28/89): 15.7%. Average annual total returns for the same period for Portico Bond IMMDEX/TM Fund are: 1 yr: 16.3%; 3 yrs: 8.2%; 5 yrs:10.2%; Inception (12/29/89): 9.4%. In the best interest of investors and to keep the integrity of the Fund in place, Portico MicroCap Fund CLOSED on December 5, 1995. For more complete information about Portico Special Growth Fund, including charges and expenses, obtain a prospectus by calling the Portico Funds Center at 1-800-982-8909. Read it carefully before you invest or send money.


1995 FIXED-INCOME MARKET, A REVERSAL OF 1994

The past two years have been truly remarkable in the bond market for different reasons with 1995 appearing to be the reverse image of 1994. In 1994, inflation was perceived to be on the rise and the economy strong. The Federal Reserve RAISED short-term interest rates seven times during the year causing interest rates to rise dramatically and the prices of bonds to decline. You may remember we said in our 1994 annual report "By any standard, the last year in the bond market has been difficult." What an understatement! In fact, according to Ibbotson Associates, the 1994 long-term bond market experienced its worst year in the past 25 years, while the intermediate-term bond market experienced its worst year ever.

As we go through 1995, the bond market has experienced the other end of the spectrum. The economy has slowed to a more sustainable pace and the risk of inflation has diminished. The Federal Reserve LOWERED short-term interest rates from 6.0% to 5.75% in July. Short- and long-term rates fell and bond prices rose, resulting in one of the best years for the fixed-income markets (source:
Ibbotson).

The following yield curve chart illustrates the extreme movement of interest rates over the past two years. During this time period, the 2-Year Treasury Note yield rose from 4.0% to 6.8% and the 30-Year Treasury Bond yield rose from 6.0% to 8.0% in fiscal 1994. While in fiscal 1995, the 2-Year Treasury Note yield fell to 5.6% and the 30-Year Treasury Bond dropped to 6.3%. This volatility confirms why we believe interest rate timing is "hazardous to your wealth" -one poorly timed purchase or sale decision can substantially detract from your long-term return.

       U.S. TREASURY YIELD CURVE
           10/31/93  10/31/94  10/31/95
           -------- ---------  --------
 3 MONTH    3.126     5.142     5.426
 1 YEAR     3.525     6.144     5.530
 2 YEAR     4.097     6.824     5.608
 3 YEAR     4.373     7.046     5.681
 5 YEAR     4.975     7.481     5.808
10 YEAR     5.556     7.807     6.033
30 YEAR     6.030     7.970     6.355


Although 1994 and 1995 were completely different markets, our fundamental investment approach of structured fixed-income management has remained the same. After we define the risk for each portfolio, we remain duration, or risk, neutral at all times and stay "matched" to the interest rate sensitivity of the portfolio's benchmark. We also try to add value by offsetting a portion, or all, of a fund's expenses through ISSUE SELECTION, SECTOR ALLOCATION and YIELD CURVE POSITIONING. For example, as the yield curve flattened in 1995, our portfolios benefited due to their positioning on the yield curve. Through our rigorous research, we search for opportunities to hit "singles" rather than attempt to hit the "home run" and take the risk of "striking out". We believe the best route to superior long-term results is through CONSISTENCY OF RETURN. Ultimately this approach truly offers our fixed-income shareowners the "What you see is what you get" style of bond management.


                OUR STRUCTURED FIXED-INCOME INVESTMENT APPROACH

Market timing in the bond market is extremely difficult. Rather than "out guess" the direction of interest rates and move the portfolio's maturity and duration around, we stay the course. We believe in the efficiency of the bond capital markets to reward greater risk with greater returns over time. In the bond market, the predominant component of a fund's risk is its principal fluctuation, or interest rate sensitivity, which is most accurately measured by duration. Over time, we seek to achieve higher total returns than the benchmarks through issue, sector and yield curve decisions while staying risk, or duration, neutral to the benchmark. This is the cornerstone of our structured fixed-income investment management approach.

Our goal is two-fold:
- Replicate the return of the market as defined by the fund's benchmark.
- Achieve added value by generating returns in excess of the benchmark on a consistent basis through issue selection, sector allocation and yield curve positioning.


ADDING VALUE

When we are successful, adding value contributes to offsetting a portion, or all, of the fund expenses. Shareowners have told us that this incremental performance differentiates our funds in both difficult and favorable market environments. It is our goal to continue to seek positive added value in the bond funds to increase portfolio returns in both the up and down phases of a market cycle. Historical analysis indicates that this "benchmark plus" approach generates excellent relative and absolute returns.

In the taxable funds, we offer a menu of bond fund choices, each targeted to a particular maturity segment of the bond market. Portico Short-Term Bond Market Fund is designed for investors with less tolerance for principal volatility and lower total return expectations. Intermediate maturities are represented by Portico Intermediate Bond Market Fund and, for investors seeking tax-exempt income, we offer Portico Tax-Exempt Intermediate Bond Fund. Portico Bond IMMDEX/TM Fund utilizes investments in the full maturity range (from cash investments to thirty year bonds or longer) to achieve total returns, which we expect will be higher than returns of either the Short-Term Bond Market Fund or the Intermediate Bond Market Fund over complete market cycles, but come with additional principal volatility.

PORTICO FAMILY OF FIXED-INCOME FUNDS
                         SHORT-TERM                          INTERMEDIATE-TERM BOND FUNDS                     FULL-TERM
                         BOND FUND                                                                            BOND FUND
                         -------------------        -----------------------------------------------------     -------------
                         Portico Short-Term         Portico Intermediate           Portico Tax-Exempt         Portico Bond
                         Bond Market Fund           Bond Market Fund               Intermediate Bond Fund     IMMDEX/TM Fund

                                                    LEHMAN BROTHERS                LEHMAN BROTHERS            LEHMAN BROTHERS
                         LEHMAN BROTHERS
BENCHMARK                1-3 YEAR GOV'T./CORP.      INTERMEDIATE                   5-YEAR GENERAL             GOV'T./CORP.
                         BOND INDEX                 GOV'T./CORP. BOND INDEX        OBLIGATION BOND INDEX      BOND INDEX
AVERAGE QUALITY
OF HOLDINGS <F44>        AA                         AA                             AAA                        AA

AVERAGE MATURITY         2.9 YEARS                  4.4 YEARS                      5.1 YEARS                  9.4 YEARS

DURATION                 1.7 YEARS                  3.2 YEARS                      4.2 YEARS                  5.1 YEARS

PRINCIPAL VOLATILITY     LOW                        MODERATE                       MODERATE                   HIGH

Average quality, maturity and duration reflect the portfolio as of October 31, 1995, and will change from time to time in connection with the management of the portfolios pursuant to the policies described in the current prospectus.

<F44> Dollar weighted average quality of portfolio securities held by the Funds.
Lehman Brothers is neither a sponsor of nor in any way affiliated with Portico Funds.

Since our funds are maintained with interest rate sensitivities (durations) which are essentially equivalent to their underlying benchmarks, Portico Short-Term Bond Market Fund should normally have less expected interest rate sensitivity than the other Portico bond funds-as evidenced by its shorter duration of 1.7<F45> years. Similarly, with its 5.1<F45> year duration, Portico Bond IMMDEX/TM Fund will have the greatest expected interest rate sensitivity. With durations of 3.2<F45> years and 4.2<F45> years, respectively, Portico Intermediate Bond Market Fund and Portico Tax-Exempt Intermediate Bond Fund are expected to display relatively moderate volatility when interest rates change. This relationship will NOT change as a result of our outlook for the future level of interest rates. Because of this, "what you see is what you get" in the Portico bond funds. The structured approach allows the investor to select the bond fund that is right for his or her needs and objectives, keeping in mind the principle of RISK AND REWARD TRADEOFF.

<F45>Durations as of October 31, 1995


CREDIT QUALITY AND PRINCIPAL VOLATILITY

Investors should be aware that there is an important distinction between a security's credit quality and its potential for principal volatility.

CREDIT QUALITY

Credit quality attempts to measure and define the likelihood of principal loss on an investment due to the issuer's financial deterioration or default. For example, the U.S. Government is considered to be the highest credit quality since it is presumed that all debt incurred will in fact be paid at maturity. Rating agencies such as Moody's or Standard & Poor's often give corporate bond issuers quality ratings that reflect their opinion of the company's financial soundness. These ratings can be broadly categorized as "investment grade" and "below investment grade." Instruments with below investment grade ratings are characterized as having more speculative aspects than investment grade securities. In the Portico bond funds, we invest in only investment grade securities which are rated Aaa or AAA through Baa or BBB.

PRINCIPAL VOLATILITY

Credit quality seeks to identify and measure only one source of principal variability for a bond. Often, a far more significant source of a bond's potential for a change in price is its interest rate sensitivity. Instruments with the highest interest rate sensitivity can have the highest credit quality. An accurate measure of a security's interest rate sensitivity is DURATION:

Generally, if a fund has a higher duration figure, it will be more sensitive to interest rate changes - and if a fund has a lower duration, the less it should be affected. For example, if a fund has a duration of 6 years, it could gain approximately 6% of its value (principal price change only) if interest rates fell by one percentage point and lose approximately 6% if rates rose by one point. The following is a good rule of thumb formula for understanding portfolio risk and the approximate absolute price change of a portfolio as interest rates change:

      DURATION X INTEREST RATE CHANGE = APPROXIMATE PRINCIPAL PRICE CHANGE

Duration can be thought of as a bond's "half-life," or average time to receipt of all of a bond's cash flows, both coupon and principal payments. Longer duration bonds, in general, have more risk (or are more sensitive to interest rate changes) than shorter duration bonds. Investors should examine their bond fund's reported duration with this in mind. Of course, duration as a risk indicator is based on historical data and does not predict future fund performance.



LOOKING AHEAD - THE FORECAST FOR 1996

At the end of 1994, we said we were optimistic about the coming year and our optimism has been rewarded with a stellar year in the bond market. Once again, we are optimistic about the coming year. Looking ahead, we continue to believe inflation and economic growth will remain moderate, allowing for the stabilization, and eventually a modest decline, of interest rates. We continue to advocate "staying the course", knowing that the Funds have achieved competitive relative returns and our disciplined, structured approach allows you to reasonably compare the volatility of our Fund options. And as always, we strongly believe in investor education and will continue to provide you with the tools you need to be a better investor.

We appreciate your confidence in the Portico Funds and look forward to providing you with the benefits of our structured fixed-income strategies.

Mary Ellen Stanek, CFA
Teresa R. Westman, CFA
Daniel A. Tranchita, CFA
Warren D. Pierson, CFA
Portfolio Managers
Firstar Investment Research & Management Company


                          SHORT-TERM BOND MARKET FUND
Portico Short-Term Bond Market Fund seeks to provide an annual rate of total return comparable to the annual rate of total return of the Lehman Brothers 1-3 Year Government/Corporate Bond Index, before Fund expenses. Of Portico's three taxable bond fund offerings, we expect the Short-Term Bond Market Fund will have the lowest volatility of principal and correspondingly lower expected total returns over complete market cycles.

With the dramatic decline in interest rates over the past twelve months, Portico Short-Term Bond Market Fund has performed well. This has been accomplished through added-value work in three broad areas: ISSUE SELECTION, SECTOR ALLOCATION, and YIELD CURVE POSITIONING.

ISSUE SELECTION decisions are a critical aspect of our structured management approach. Every aspect of a security is carefully analyzed. We examine a bond's credit quality, duration characteristics, and any embedded options. Our research plays a fundamental role in our added-value work.

In terms of SECTOR ALLOCATION decisions, we currently favor the finance, banking, brokerage, and asset-backed sectors. We continue to limit exposure to U.S. Government agency debentures; however, we do invest in short duration collateralized mortgage obligations (CMOs). Each CMO considered for purchase goes through rigorous testing of cash flows over a wide range of prepayment scenarios. Those backed by high quality mortgages with stable duration characteristics may be purchased. To increase the portfolio's yield, we have significant exposure to non-Treasury securities. Currently, incremental yield spreads over U.S. Treasury obligations are fairly modest, making higher quality securities attractive on a relative basis.

YIELD CURVE POSITIONING has played a lesser role in the Fund's performance over the last year. We believe our overweighting in the one- and three-year maturity area was responsible for a portion of the Fund's added value.

PORTFOLIO MANAGER PROFILE
Mary Ellen Stanek, CFA, President of Firstar Investment Research &Management Company (FIRMCO) and Daniel A. Tranchita, CFA, Vice President and Portfolio Manager, co-manage the Fund - Mary Ellen since its inception on December 29, 1989 and Dan since January 1, 1993. Mary Ellen has sixteen years of investment management experience and was named a Director of FIRMCO in 1992. Prior to joining FIRMCO, she headed the Fixed Income and Quantitative Investment Management Department at Firstar Trust Company. Mary Ellen received her BA from Marquette University in 1978 and her MBA from the University of Wisconsin-Milwaukee in 1984. Dan has been with Firstar since 1989 and has six years of investment management experience. He received his BA in 1987 and his MBA in 1989 from Marquette University. Mary Ellen and Dan are both Chartered Financial Analysts.


                     12/29/89  10/90    10/91   10/92   10/93   10/94   10/95
                     --------  -----    -----   -----   -----   -----   -----
Portico Short-Term
  Bond Market Fund   10,000    10,464   11,865  12,966  13,833  14,035  15,290
Lehman 1-3 Yr.
  Gov't./Corp. Index 10,000    10,738   11,964  12,943  13,712  13,879  15,118

This chart assumes an initial investment of $10,000 made on 12/29/89 (inception). Performance reflects fee waivers in effect. In the absence of fee waivers, total return would be reduced. Returns shown include the reinvestment of all dividends and other distributions. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost.


                       AVERAGE ANNUAL RATE OF RETURN (%)
                       FOR PERIODS ENDED OCTOBER 31, 1995

                                                              Since Inception
                                   1 Year   3 Years  5 Years      12/29/89
                                   ------   ------   ------       --------
PORTICO SHORT-TERM BOND MARKET FUND  9.0      5.7      7.9          7.5
LEHMAN BROTHERS 1-3 YEAR
   GOV'T./CORP. BOND INDEX<F46>      8.9      5.3      7.1          7.3

<F46>The Lehman Brothers 1-3 Year Gov't./Corp. Bond Index is an unmanaged market value weighted index measuring both principal price changes of, and income pro vided by, the under lying uni verse of secur ities that comprise the index. Securities included in the index must meet the follow ing criteria: fixed as opposed to variable rate; not less than one year to maturity; not more than three years remaining to maturity; and minimum out stand ing par value of $100 million. An investment cannot be made directly in an index.

Effective at the close of business on January 9, 1995, Portico Funds began to offer Series A (retail) shares and Series Institutional shares. Series A shares, unlike the Series Institutional shares, have a 2% maximum sales load and are subject to an annual 0.25% service organization fee. In addition, the purchase price adjustment on the Fund will no longer be applied to either the Series A or Series Institutional shares. The performance for the Series Institutional shares has been restated to reflect the elimination of the purchase price adjustment. Performance reflects fee waivers in effect. In the absence of fee waivers, total return would be reduced.

SECTOR DISTRIBUTION 10/31/95
U.S. TREASURY                   10%
U.S. GOVERNMENT AGENCY           2%
MORTGAGE-BACKED                 19%
FINANCE, BANKING, BROKERAGE     24%
INDUSTRIAL                       9%
UTILITY                          4%
INTERNATIONAL/YANKEE             3%
ASSET-BACKED                    27%
CASH                             1%
OTHER                            1%
TOTAL                          100%

PORTFOLIO COMPOSITION 10/31/95
AVERAGE MATURITY          2.9 YEARS
AVERAGE DURATION          1.7 YEARS

QUALITY DISTRIBUTION 10/31/95
U.S. TREASURY                   10%
U.S. GOVERNMENT AGENCY          15%
Aaa                             34%
Aa                               2%
A                               36%
Baa                              3%
TOTAL                          100%

SEC 30-DAY YIELD
5.96%

TOTAL FUND NET ASSETS 10/31/95
$142,688,633



                       INTERMEDIATE BOND MARKET FUND
Portico Intermediate Bond Market Fund seeks to provide an annual rate of total return comparable to the annual rate of total return of the Lehman Brothers Intermediate Government/Corporate Bond Index, before Fund expenses. We expect the Intermediate Bond Market Fund will have moderate volatility of principal and higher expected total returns over complete market cycles.

With the dramatic decline in interest rates over the past twelve months, the Intermediate Bond Market Fund has performed well. This has been accomplished through added-value work in three broad areas: ISSUE SELECTION, SECTOR ALLOCATION, and YIELD CURVE POSITIONING.

ISSUE SELECTION decisions are a critical aspect of our structured management approach. Every aspect of a security is carefully analyzed. We examine a bond's credit quality, duration characteristics, and any embedded options. Our research plays a fundamental role in our added-value work.

In terms of SECTOR ALLOCATION decisions, we currently favor the finance, banking, brokerage, and asset-backed sectors. We continue to limit exposure to U.S. Government agency debentures and mortgage-backed securities. While we do invest in collateralized mortgage obligations, we scrutinize each investment carefully to confirm our belief that it will add value to the Fund. To increase the Portfolio's yield, we have significant exposure to non-Treasury securities. Currently, incremental yield spreads over U.S. Treasury obligations are fairly modest, making higher quality securities attractive on a relative basis.

YIELD CURVE POSITIONING has played a role in the Fund's performance over the last year. The yield curve has flattened substantially over the last twelve months to where the spread between the 2-Year Treasury Note and the 30-Year Treasury Bond is approximately 75 basis points - down from 115 basis points twelve months ago. We believe our emphasis on holdings in the three-to four-year maturity area will contribute to future performance.

PORTFOLIO MANAGER PROFILE
Mary Ellen Stanek, CFA, President of Firstar Investment Research &Management Company (FIRMCO) and Teresa R. Westman, CFA, Senior Vice President and Senior Portfolio Manager have co-managed the Fund since its inception on January 5, 1993. Mary Ellen has sixteen years of investment management experience and was named a Director of FIRMCO in 1992. Prior to joining FIRMCO, she headed the Fixed Income and Quantitative Investment Management Department at Firstar Trust Company. Mary Ellen received her BAfrom Marquette University in 1978 and her MBA from the University of Wisconsin-Milwaukee in 1984. Teresa has been with Firstar since 1987 and has eight years of investment management experience. Teresa received her BAfrom Augustana College in 1985 and her MBA from the University of Chicago in 1991. Mary Ellen and Teresa are both Chartered Financial Analysts.


                              1/5/93    10/93     10/94     10/95
                              ------    -----     -----     -----
Portico Intermediate Bond
  Market Fund                 10,000    10,858    10,670    11,978
Lehman Intermediate
  Gov't./Corp. Bond           10,000    10,844    10,635    11,968

This chart assumes an initial investment of $10,000 made on 1/5/93
(inception). Performance reflects fee waivers in effect. In the absence of fee waivers, total return would be reduced. Returns shown include the reinvestment of all dividends and other distributions. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost.


                       AVERAGE ANNUAL RATE OF RETURN (%)
                       FOR PERIODS ENDED OCTOBER 31, 1995
                                                   Since Inception
                                          1 Year        1/5/93
                                          -----        -------
PORTICO INTERMEDIATE BOND MARKET FUND      12.3          6.6
LEHMAN BROTHERS INTERMEDIATE
   GOV'T./CORP. BOND INDEX<F47>            12.5          6.6

<F47> The Lehman Brothers Intermediate Gov't./Corp. Bond Index is an unmanaged market value weighted index measuring both principal price changes of, and income pro vided by, the under lying uni verse of secur ities that comprise the index. Securities included in the index must meet the follow ing critieria: fixed as opposed to variable rate; remaining maturity of one to ten years; minimum out stand ing par value of $100 million; and rated investment grade or higher by Moody's, Standard & Poor's, or Fitch, in that order. An investment cannot be made directly in an index.

Effective at the close of business on January 9, 1995, Portico Funds began to offer Series A (retail) shares and Series Institutional shares. Series A shares, unlike the Series Institutional shares, have a 2% maximum sales load and are subject to an annual 0.25% service organization fee. In addition, the purchase price adjustment on the Fund will no longer be applied to either the Series A or Series Institutional shares. The performance for the Series Institutional shares has been restated to reflect the elimination of the purchase price adjustment. Performance reflects fee waivers in effect. In the absence of fee waivers, total return would be reduced.

SECTOR DISTRIBUTION 10/31/95
U.S. TREASURY                   40%
U.S. GOVERNMENT AGENCY           1%
MORTGAGE-BACKED                  5%
FINANCE, BANKING, BROKERAGE     26%
INDUSTRIAL                       2%
INTERNATIONAL                    2%
ASSET-BACKED                    19%
CASH                             2%
OTHER                            3%
TOTAL                          100%

PORTFOLIO COMPOSITION 10/31/95
AVERAGE MATURITY          4.4 YEARS
AVERAGE DURATION          3.2 YEARS

QUALITY DISTRIBUTION 10/31/95
U.S. TREASURY                   41%
U.S. GOVERNMENT AGENCY           7%
Aaa                             21%
Aa                               1%
A                               28%
Baa                              2%
TOTAL                          100%

SEC 30-DAY YIELD
5.90%

TOTAL FUND NET ASSETS 10/31/95
$140,517,003




                       TAX-EXEMPT INTERMEDIATE BOND FUND
Portico Tax-Exempt Intermediate Bond Fund seeks to provide current income exempt from federal income tax and emphasizes total return with relatively low volatility of principal. The securities in which the Fund currently invests have an average quality rating of AAA and a 5.1 year average maturity. Currently the Fund does not buy issues which are subject to the alternative minimum tax (AMT).

Despite discussions regarding tax reform (i.e. flat tax proposals), tax-exempt bonds have performed well this year. In a year of good returns, however, owners of many municipal debt funds may find a portion of their earnings subject to federal income tax in the form of capital gains and/or ordinary income. Over the last year, Portico Tax-Exempt Intermediate Bond Fund has benefited from a strong bond market and accomplished its goal of providing income entirely EXEMPT from federal income tax. The Fund's performance is attributable to careful security selection and strategic yield curve positioning.

CAREFUL SELECTION OF SECURITIES avoided the generation of income subject to federal tax. As a consequence of the Revenue Reconciliation Act of 1993, a portion of the annual income generated by many lower coupon bonds purchased at prices significantly below par is taxable as ordinary income. Portico Tax-Exempt Intermediate Bond Fund avoided this effect by emphasizing higher coupon bonds which trade at prices above par. Furthermore, 71% of the Fund is currently comprised of prerefunded bonds which are collateralized with U.S. Treasury issues for added security. We believe prerefunded bonds are valued very attractively relative to other sectors of the tax-exempt market at present and, with the supply of prerefunded issues diminishing, represent exceptional value moving forward. Because the Fund does not own any bonds subject to the AMT, none of the income generated by the Fund since inception has been subject to AMT.

YIELD CURVE POSITIONING also contributed to the Fund's performance over the last year. While the U.S. Treasury yield curve flattened significantly over the last year, talk of a flat tax muted the flattening of the municipal yield curve. We believe our distribution of maturities in the 5-8 year range benefited the Fund by capturing the bulk of the movement of intermediate maturities while maintaining relatively low volatility of principal value.

Tax-exempt bonds underperformed their taxable counterparts this year because of concerns over tax reform. We do not believe that changes in the tax code, if and when they are implemented, will be substantial enough to significantly alter the tax-exempt status of municipal bonds. Therefore, we believe that tax-exempt bonds of intermediate maturity presently offer good relative value and higher relative total return potential going forward.

PORTFOLIO MANAGER PROFILE
Warren D. Pierson, CFA, Vice President and Portfolio Manager of Firstar Investment Research &Management Company (FIRMCO) has managed the Fund since June 22, 1993. Since joining Firstar in 1985, his responsibilities have included trading government and government agency issues, as well as money market instruments. His current portfolio management responsibilities focus on the tax-exempt bond market. Warren received his BAfrom Lawrence University in 1984. He is a Chartered Financial Analyst, as well as a member of the Association for Investment Management and Research and the Milwaukee Investment Analysts Society.


                              2/8/93    10/93     10/94     10/95
                              ------    -----     -----     -----
Portico Tax-Exempt
  Intermediate Bond           10,000    10,536    10,459    11,440
Lehman 5-Year
  General Obligation Bond     10,000    10,557    10,499    11,586

This chart assumes an initial investment of $10,000 made on 2/8/93
(inception). Performance reflects fee waivers in effect. In the absence of fee waivers, total return would be reduced. Returns shown include the reinvestment of all dividends and other distributions. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost.

                       AVERAGE ANNUAL RATE OF RETURN (%)
                       FOR PERIODS ENDED OCTOBER 31, 1995

                                                      Since Inception
                                            1 Year        2/8/93
PORTICO TAX-EXEMPT INTERMEDIATE BOND FUND     9.4           5.1
LEHMAN BROTHERS 5 YEAR GENERAL
   OBLIGATION BOND INDEX<F48>                10.4           5.7

<F48> The Lehman Brothers 5 Year General Obligation Bond Index, an unmanaged index, is a total return performance benchmark for the investment-grade tax-exempt bond market. To be included in this index, a municipal bond must be a state or local General Obligation bond; have a minimum credit rating of at least Baa; have been issued as part of an offering of at least $50 million; have a maturity amount outstanding of at least $3 million; have been issued within the last five years; and have a maturity of 4 to 6 years. An investment cannot be made directly in an index.

Effective at the close of business on January 9, 1995, Portico Funds began to offer Series A (retail) shares and Series Institutional shares. Series A shares, unlike the Series Institutional shares, have a 2% maximum sales load and are subject to an annual 0.25% service organization fee. Performance reflects fee waivers in effect. In the absence of fee waivers, total return would be reduced.

SECTOR DISTRIBUTION 10/31/95
GENERAL OBLIGATIONS              4%
ESCROWED/PREREFUNDED            72%
INSURED                          9%
REVENUE                          8%
CASH EQUIVALENT                  7%
TOTAL                          100%

QUALITY DISTRIBUTION 10/31/95
Aaa                             89%
Aa                               7%
A                                4%
TOTAL                          100%

PORTFOLIO COMPOSITION 10/31/95
AVERAGE MATURITY          5.1 YEARS
AVERAGE DURATION          4.2 YEARS

SEC 30-DAY YIELD
4.11%

TOTAL FUND NET ASSETS 10/31/95
$35,305,707



                        BOND IMMDEX/TM FUND
Portico Bond IMMDEX/TM Fund seeks to provide an annual rate of total return comparable to the annual rate of total return of the Lehman Brothers Government/Corporate Bond Index, before Fund expenses. Of Portico's three taxable bond fund offerings, we expect the Bond IMMDEX/TM Fund will have the highest volatility of principal and commensurate higher expected total returns over complete market cycles.

With the dramatic decline in interest rates over the past twelve months, the Bond IMMDEX/TM Fund has performed well. This has been accomplished through added-value work in three broad areas: ISSUE SELECTION, SECTOR ALLOCATION, and YIELD CURVE POSITIONING.

ISSUE SELECTION decisions are a critical aspect of our structured management approach. Every aspect of a security is carefully analyzed. We examine a bond's credit quality, duration characteristics, and any embedded options. Our research plays a fundamental role in our added value work.

In terms of SECTOR ALLOCATION decisions, we currently favor the finance, banking, brokerage, and asset-backed sectors. We continue to limit exposure to U.S. Government agency debentures and mortgage-backed securities. While we do invest in collateralized mortgage obligations, we scrutinize each investment carefully to confirm our belief that it will add value to the Fund. To increase the Portfolio's yield, we have significant exposure to non-Treasury securities. Currently, incremental yield spreads over U.S. Treasury obligations are fairly modest, making higher quality securities attractive on a relative basis.

YIELD CURVE POSITIONING has played an important role in the Fund's performance over the last year. The yield curve has flattened substantially over the last twelve months to where the spread between the 2-Year Treasury Note and the 30-Year Treasury Bond is approximately 75 basis points -down from 115 basis points twelve months ago. We believe our overweighting in the four-year maturity area and the twenty-year maturity area was responsible for a significant portion of the Fund's added value.

PORTFOLIO MANAGER PROFILE
Mary Ellen Stanek, CFA, President of Firstar Investment Research &Management Company (FIRMCO) and Teresa R. Westman, CFA, Senior Vice President and Senior Portfolio Manager have co-managed the Fund - Mary Ellen since its inception on December 29, 1989 and Teresa since January 1, 1992. Mary Ellen has sixteen years of investment management experience and was named a Director of FIRMCO in 1992. Prior to joining FIRMCO, she headed the Fixed Income and Quantitative Investment Management Department at Firstar Trust Company. Mary Ellen received her BAfrom Marquette University in 1978 and her MBA from the University of Wisconsin-Milwaukee in 1984. Teresa has been with Firstar since 1987 and has eight years of investment management experience. Teresa received her BAfrom Augustana College in 1985 and her MBA from the University of Chicago in 1991. Mary Ellen and Teresa are both Chartered Financial Analysts.


                    12/28/89  10/90  10/91   10/92   10/93   10/94  10/95
                    --------  -----  -----   -----   -----   -----  -----
Portico Bond Immdex 10,000    10,421 12,105  13,376  15,154  14,565 16,934
Lehman
  Gov't./Corp Bond  10,000    10,440 12,045  13,312  15,126  14,424 16,755

This chart assumes an initial investment of $10,000 made on 12/29/89 (inception). Performance reflects fee waivers in effect. In the absence of fee waivers, total return would be reduced. Returns shown include the reinvestment of all dividends and other distributions. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost.


                       AVERAGE ANNUAL RATE OF RETURN (%)
                       FOR PERIODS ENDED OCTOBER 31, 1995

                                                              Since Inception
                                 1 Year   3 Years   5 Years       12/29/89
                                -------   --------  --------  ---------------
PORTICO BOND IMMDEX/TM FUND       16.3      8.2       10.2          9.4
LEHMAN BROTHERS GOV'T./CORP.
   BOND INDEX<F49>                16.2      8.0        9.9          9.3

<F49> The Lehman Brothers Gov't./Corp. Bond Index is an unmanaged market value weighted index measuring both principal price changes of, and income pro vided by, the under lying universe of securities that comprise the index. Securities included in the index must meet the follow ing critieria: fixed as opposed to variable rate; not less than one year to maturity; minimum out stand ing par value of $100 million; and rated investment grade or higher by Moody's, Standard & Poor's, or Fitch, in that order. An investment cannot be made directly in an index.

Effective at the close of business on January 9, 1995, Portico Funds began to offer Series A (retail) shares and Series Institutional shares. Series A shares, unlike the Series Institutional shares, have a 2% maximum sales load and are subject to an annual 0.25% service organization fee. In addition, the purchase price adjustment on the Fund will no longer be applied to either the Series A or Series Institutional shares. The performance for the Series Institutional shares has been restated to reflect the elimination of the purchase price adjustment. Performance reflects fee waivers in effect. In the absence of fee waivers, total return would be reduced.

SECTOR DISTRIBUTION 10/31/95
U.S. TREASURY                   35%
U.S. GOVERNMENT AGENCY           1%
MORTGAGE-BACKED                  2%
FINANCE, BANKING, BROKERAGE     33%
INDUSTRIAL                       1%
UTILITY                          2%
INTERNATIONAL                    3%
ASSET-BACKED                    21%
CASH                             2%
TOTAL                          100%

PORTFOLIO COMPOSITION 10/31/95
AVERAGE MATURITY          9.4 YEARS
AVERAGE DURATION          5.1 YEARS

QUALITY DISTRIBUTION 10/31/95
U.S. TREASURY                   37%
U.S. GOVERNMENT AGENCY           3%
Aaa                             22%
Aa                               1%
A                               34%
Baa                              3%
TOTAL                          100%

SEC 30-DAY YIELD
6.19%

TOTAL FUND NET ASSETS 10/31/95
$312,149,195



STATEMENT OF ASSETS AND LIABILITIES
(AMOUNTS IN THOUSANDS, EXCEPT PER SHARE DATA)
OCTOBER 31, 1995

                          SHORT-TERM   INTERMEDIATE    TAX-EXEMPT        BOND
                          BOND MARKET   BOND MARKET   INTERMEDIATE    IMMDEX/TM
                             FUND          FUND         BOND FUND        FUND
                          -----------   -----------    ------------   ---------
ASSETS:
 Investments, at value
  (cost $140,017,
  $136,097, $34,023
  and $293,903,
  respectively)          $140,828        $139,159       $ 34,621      $307,132
 Interest receivable        2,149           2,650            687         5,127
 Capital shares sold           78               7             11            63
 Receivable for
  securities sold           2,901               -              -             -
 Organization costs,
  net of accumulated
  amortization                  -               5              4             -
 Other assets                   4               4              4             8
                        ---------       ---------      ---------     ---------

  Total Assets            145,960         141,825         35,327       312,330
                          -------         -------         ------       -------


LIABILITIES:
 Capital shares
  redeemed                      1               -              -            44
 Payable for
  securities
  purchased                 3,191           1,240              -             -
 Payable to affiliates         63              41              6           112
 Accrued expenses              16              27             15            25
                         --------        --------       --------      --------


  Total Liabilities         3,271           1,308             21           181
                         -------         --------       --------      --------


NET ASSETS               $142,689        $140,517       $ 35,306      $312,149
                         ========        ========       ========      ========

NET ASSETS CONSIST OF:
 Capital stock           $143,387        $139,177       $ 34,830      $299,708
 Undistributed net
  investment income           119             112             20           261
 Undistributed
  accumulated net
  realized (losses)       (1,628)         (1,834)          (142)       (1,049)
 Unrealized net
  appreciation on
  investments                 811           3,062            598        13,229
                         --------        --------       --------      --------


  Total Net Assets       $142,689        $140,517       $ 35,306      $312,149
                         ========        ========       ========      ========
SERIES A:
 Net assets              $ 47,730        $ 11,576       $  7,711      $ 21,875
 Shares authorized
  ($.0001 par value)      500,000         500,000        500,000       500,000
 Shares issued and
  outstanding               4,641           1,133            753           786
 Net asset value and
  redemption price
  per share<F50>          $ 10.28         $ 10.21        $ 10.23       $ 27.82
                          =======         =======        =======       =======
 Maximum offering
  price per share<F50>    $ 10.49         $ 10.42        $ 10.44       $ 28.39
                          =======         =======        =======       =======

SERIES INSTITUTIONAL:
 Net assets              $ 94,959        $128,941       $ 27,595      $290,274
 Shares authorized
  ($.0001 par value)      500,000         500,000        500,000       500,000
 Shares issued and
  outstanding               9,233          12,625          2,696        10,433
 Net asset value,
  redemption price
  and offering
  price per share<F50>    $ 10.28         $ 10.21        $ 10.24       $ 27.82
                          =======         =======        =======       =======

<F50>Amounts may not recalculate due to rounding.

                     See notes to the financial statements.



STATEMENT OF OPERATIONS
(AMOUNTS IN THOUSANDS)
YEAR ENDED OCTOBER 31, 1995

                         SHORT-TERM    INTERMEDIATE     TAX-EXEMPT       BOND
                        BOND MARKET     BOND MARKET    INTERMEDIATE   IMMDEX/TM
                            FUND           FUND         BOND FUND        FUND
                        -----------    ------------    -----------     --------

INVESTMENT INCOME:
 Interest income          $ 8,616         $ 7,277       $  1,501       $19,286
                          -------         -------       --------       -------


EXPENSES:
 Investment
  advisory fees               767             537            151           832
 Administration fees          155             130             37           326
 Shareowner servicing
  and accounting costs        140              90             61           110
 Service organization
  fees - Series A              89              19             14            34
 Custody fees                  34              28              7            65
 Federal and state
  registration fees            12              21              8             7
 Professional fees             22              28             26            29
 Reports to
  shareowners                  30              12              8            22
 Amortization of
  organization costs            3               3              2             2
 Directors' fees and
  expenses                      4               4              4             4
 Other                          5               4              1             5
                           ------         -------         ------        ------


 Total expenses
 before waiver              1,261             876            319         1,436
  Less: Waiver of expenses  (532)           (319)          (150)         (175)
                           ------         -------         ------        ------


  Net Expenses                729             557            169         1,261
                           ------         -------         ------        ------


NET INVESTMENT INCOME       7,887           6,720          1,332        18,025
                           ------         -------         ------        ------


REALIZED AND
 UNREALIZED GAIN (LOSS):
 Net realized gain
  (loss) on investment
  transactions              (329)           (417)              8         (890)
 Change in unrealized
  appreciation
  (depreciation)
  on investments            3,275           6,232          1,367        24,964
                           ------         -------         ------        ------


  Net gain on
  investments               2,946           5,815          1,375        24,074
                           ------         -------         ------        ------


NET INCREASE IN NET
ASSETS RESULTING
  FROM OPERATIONS         $10,833         $12,535         $2,707       $42,099
                          =======         =======         ======       =======

                     See notes to the financial statements.

STATEMENT OF CHANGES IN NET ASSETS
(AMOUNTS IN THOUSANDS)
                                         SHORT-TERM              INTERMEDIATE             TAX-EXEMPT                BOND
                                        BOND MARKET              BOND MARKET          INTERMEDIATE BOND           IMMDEX/TM
                                            FUND                     FUND                    FUND                   FUND
                                   ---------------------    ---------------------    -------------------    --------------------
                                   Year ended October 31,   Year ended October 31,  Year ended October 31, Year ended October 31,
                                       1995        1994        1995       1994         1995       1994        1995         1994
                                       ----        ----        ----       ----         ----       ----        ----         ----


OPERATIONS:
  Net investment income              $  7,887  $   7,093    $  6,720    $  3,836     $ 1,332    $  1,122   $ 18,025      $ 15,688
  Net realized gain
    (loss) on investments               (329)    (1,338)       (417)     (1,418)           8       (150)      (890)          (67)
  Change in unrealized
    appreciation
    (depreciation) on
    investments                         3,275    (4,019)       6,232     (3,723)       1,367     (1,174)     24,964      (26,057)
                                     --------   --------    --------    --------     -------    --------   --------     ---------

  Net increase (decrease)
    in net assets
    resulting from operations          10,833      1,736      12,535     (1,305)       2,707       (202)     42,099      (10,436)
                                     --------   --------    --------    -------      -------    -------    --------     ---------


CAPITAL SHARE TRANSACTIONS:
  Shares sold                          47,914     37,720      61,490      45,014      16,278      13,858     72,259        50,075
  Shares issued to owners in
    reinvestment of dividends           6,375      6,571       4,371       2,882         676         681     17,191        18,402
                                     --------   --------    --------    --------     -------     -------   --------     ---------

                                       54,289     44,291      65,861      47,896      16,954      14,539     89,450        68,477
  Shares redeemed                    (37,051)   (57,510)    (19,569)    (10,681)     (9,203)    (10,909)   (56,782)      (41,787)
                                     --------   --------    --------    --------     -------    --------   --------     ---------

  Net increase (decrease)              17,238   (13,219)      46,292      37,215       7,751       3,630     32,668        26,690
                                     --------   -------     --------    --------     -------    --------   --------     ---------


DISTRIBUTIONS TO SHAREOWNERS<F51>:
  From net investment income          (1,426)    (7,093)     (1,081)     (3,837)       (228)     (1,122)    (3,950)      (15,515)
  From net realized gains                   -    (1,574)           -       (561)           -         (5)      (404)       (4,447)
                                     --------   --------    --------    --------     -------     -------   -------      ---------

                                      (1,426)    (8,667)     (1,081)     (4,398)       (228)     (1,127)    (4,354)      (19,962)
                                     --------   -------     --------    --------     -------     -------   --------     ---------


DISTRIBUTIONS TO SERIES A
SHAREOWNERS<F51>:
  From net investment income          (2,191)          -       (475)           -       (238)           -      (910)             -
                                     --------   --------    --------     -------     -------     --------- --------      --------


DISTRIBUTIONS TO SERIES
INSTITUTIONAL SHAREOWNERS<F51>:
  From net investment income          (4,133)          -     (5,060)           -       (853)           -   (14,132)             -
                                     --------   --------    --------     -------     -------     -------   --------      --------


TOTAL INCREASE (DECREASE)
IN NET ASSETS                          20,321   (20,150)      52,211      31,512       9,139       2,301     55,371       (3,708)

NET ASSETS:
  Beginning of period                 122,368    142,518      88,306      56,794      26,167      23,866    256,778       260,486
                                     --------    -------     -------     -------     -------     -------   --------      --------


  End of period (including
    undistributed net
    investment income of $119,
    $0, $112, $0, $20, $0, $261
    and $1,494, respectively)        $142,689   $122,368    $140,517     $88,306     $35,306     $26,167   $312,149      $256,778
                                     ========   ========    ========     =======     =======     =======   ========      ========

<F51>On January 9, 1995, all previously existing series of shares of each Fund were reclassified as Series A shares. Effective on
January 9, 1995, Institutional shareowners exchanged their Series A shares for the Funds' Institutional series shares.
Distributions to shareowners from net investment income and net realized gains reflect activity for the Funds for the period
November 1, 1994, through January 9, 1995, and for each Fund's respective class of Shares for the period from January 10, 1995, through October 31, 1995.

                                               See notes to the financial statements.


FINANCIAL HIGHLIGHTS, PART 1
                                                                     SHORT-TERM BOND MARKET FUND
                                   -----------------------------------------------------------------------------------------------
                                             Year ended                                                           Dec. 29, 1989<F52>
                                             October 31,                                                                through
                                              1995<F54>                         Year ended October 31,                 Oct. 31,
                                   ------------------------------     ------------------------------------------    ---------------
Per Share Data:                     Series A  Series Institutional     1994       1993       1992<F53>      1991          1990
                                    --------  --------------------     ----       ----       ---------      ----          ----

Net asset value,
  beginning of period               $10.03          $10.03           $10.56      $10.60        $10.33      $ 9.79        $10.00

Income from investment operations:
  Net investment income<F55>          0.61            0.63             0.56        0.58          0.64        0.73          0.66
  Net realized and unrealized
    gains (losses) on securities      0.24            0.24           (0.41)        0.10          0.29        0.54        (0.21)
                                      ----            ----           ------        ----          ----        ----        ------

  Total from investment
    operations                        0.85            0.87             0.15        0.68          0.93        1.27          0.45
                                      ----            ----             ----        ----          ----        ----          ----


Less distributions:
  Dividends from net
    investment income               (0.60)          (0.62)           (0.56)      (0.58)        (0.64)      (0.73)        (0.66)
  Distributions from capital gains       -               -           (0.12)      (0.14)        (0.02)           -             -
                                    ------          ------           ------      ------        ------      ------        ------

  Total distributions               (0.60)          (0.62)           (0.68)      (0.72)        (0.66)      (0.73)        (0.66)
                                    ------          ------           ------      ------        ------      ------        ------


Net asset value, end of period      $10.28          $10.28           $10.03      $10.56        $10.60      $10.33         $9.79
                                    ======          ======           ======      ======        ======      ======         =====

Total return<F56><F57>               8.74%           8.95%            1.46%       6.70%         9.28%      13.39%         4.64%

Supplemental data and ratios:
  Net assets, in thousands,
    end of period                  $47,730         $94,959         $122,368    $142,518      $129,409     $63,183       $22,731
  Ratio of net expenses
    to average net assets<F58>       0.69%           0.50%            0.50%       0.52%         0.60%       0.60%         0.60%
  Ratio of net investment income
    to average net assets<F58>       6.04%           6.23%            5.43%       5.53%         6.00%       7.13%         7.93%

  Portfolio turnover rate <F59>    100.58%         100.58%           76.13%      87.62%        82.20%      66.80%        57.40%


FINANCIAL HIGHLIGHTS, PART 2

                                    INTERMEDIATE BOND MARKET FUND                    TAX-EXEMPT INTERMEDIATE BOND FUND
                           ----------------------------------------------    -------------------------------------------------
                                 Year ended                                          Year ended                         Feb. 8,
                            October 31, 1995<F54>     Year  Jan. 5, 1993<F52>   October 31, 1995<F54>       Year       1993<F52>
                           -----------------------   ended      through       -------------------------     ended       through
Per Share Data:             Series      Series      Oct. 31,    Oct. 31,      Series         Series       Oct. 31,     Oct. 31,
                               A     Institutional    1994        1993           A       Institutional      1994         1993
                               -     -------------    ----        ----           -       -------------      ----         ----

Net asset value,
  beginning of period        $9.67       $9.67       $10.45      $10.00        $9.78         $9.78         $10.26       $10.00


Income from investment
operations:
  Net investment income<F55> 0.60        0.62         0.51        0.40         0.42           0.44          0.41         0.27
  Net realized and
    unrealized
    gains (losses) on
    securities               0.53        0.53        (0.69)       0.45         0.45           0.46         (0.48)        0.26
                             ----        ----        ------       ----         ----           ----         ------        ----

  Total from investment
    operations               1.13        1.15        (0.18)       0.85         0.87           0.90         (0.07)        0.53
                             ----        ----        ------       ----         ----           ----         ------        ----



Less distributions:
  Dividends from net
    investment income       (0.59)      (0.61)       (0.51)      (0.40)       (0.42)         (0.44)        (0.41)       (0.27)
  Distributions from
    capital gains              -           -         (0.09)        -             -             -              -            -
                            ------      ------       ------      ------       ------         ------        ------       ------

  Total distributions       (0.59)      (0.61)       (0.60)      (0.40)       (0.42)         (0.44)        (0.41)       (0.27)
                            ------      ------       ------      ------       ------         ------        ------       ------


Net asset value, end
  of period                 $10.21      $10.21       $9.67       $10.45       $10.23         $10.24         $9.78       $10.26
                             =====       =====       =====       =====         =====         =====          =====        =====

Total return<F56><F57>      12.04%      12.25%      (1.73)%      8.58%         9.07%         9.38%         (0.73)%       5.36%

Supplemental data and
ratios:
  Net assets, in thousands,
    end of period           $11,576    $128,941     $88,306     $56,794       $7,711        $27,595        $26,167      $23,866
  Ratio of net expenses
    to average net
    assets<F58>              0.69%       0.50%       0.50%       0.50%         0.71%         0.51%          0.60%        0.59%
  Ratio of net investment
    income to average net
    assets<F58>              6.07%       6.26%       5.19%       4.65%         4.25%         4.45%          4.04%        3.75%
  Portfolio turnover
    rate<F59>               66.69%      66.69%       56.25%      82.37%       44.13%         44.13%        58.54%        3.23%


FINANCIAL HIGHLIGHTS, PART 3
                                                                     BOND IMMDEX/TM FUND
                                 -------------------------------------------------------------------------------------------
                                             Year ended
                                       October 31, 1995<F54>                  Year ended October 31,         Dec. 29, 1989<F52>
                                 ----------------------------------   -------------------------------------        through
Per Share Data:                     Series A   Series Institutional    1994       1993    1992<F53>     1991    Oct. 31, 1990
                                    --------   --------------------    ----       ----    ----          ----    -------------

Net asset value,
  beginning of period                $25.67          $25.67           $28.91     $27.31      $26.50     $24.52      $25.00

Income from investment operations:
  Net investment income<F55>           1.68            1.74             1.65       1.68        1.75       1.85        1.67
  Net realized and unrealized
    gains (losses) on securities       2.30            2.29           (2.74)       1.83        0.96       1.98      (0.66)
                                       ----            ----           ------       ----        ----       ----      ------

  Total from investment
    operations                         3.98            4.03           (1.09)       3.51        2.71       3.83        1.01
                                       ----            ----           ------       ----        ----       ----        ----


Less distributions:
  Dividends from net
    investment income                (1.79)          (1.84)           (1.65)     (1.70)      (1.76)     (1.85)      (1.49)
  Distributions from capital gains   (0.04)          (0.04)           (0.50)     (0.21)      (0.14)          -           -
                                     ------          ------           ------     ------      ------     ------      ------

  Total distributions                (1.83)          (1.88)           (2.15)     (1.91)      (1.90)     (1.85)      (1.49)
                                     ------          ------           ------     ------      ------     ------      ------


Net asset value, end of period       $27.82          $27.82           $25.67     $28.91      $27.31     $26.50      $24.52
                                      =====           =====            =====      =====       =====      =====       =====

Total return<F56><F57>               16.05%          16.26%          (3.89)%     13.30%      10.49%     16.16%       4.21%

Supplemental data and ratios:
  Net assets, in thousands,
    end of period                   $21,875        $290,274         $256,778   $260,468    $181,421    $90,034     $44,241
  Ratio of net expenses
    to average net assets<F58>        0.64%           0.44%            0.48%      0.50%       0.50%      0.50%       0.50%
  Ratio of net investment income
    to average net assets<F58>        6.31%           6.51%            6.14%      6.10%       6.92%      7.85%       8.10%

  Portfolio turnover rate<F59>       41.67%          41.67%           49.70%     81.18%      37.72%    131.69%     111.28%

<F52>Commencement of operations.
<F53>Effective February 3, 1992, FIRMCO assumed the investment advisory responsibilities of Firstar Trust Company.
<F54>On January 9, 1995, all previously existing series of shares of each Fund were reclassified as Series A shares. Effective
January 9, 1995, Institutional shareowners exchanged their Series A shares for the Funds' Institutional series shares. For the year ended October 31, 1995, the Financial Highlights ratios of net expenses to average net assets, ratios of net investment income to average net assets, total return and the per share income from investment operations and distributions are presented on a basis whereby the Fund's net investment income, net expenses, net realized and unrealized gains (losses) and distributions for the period
November 1, 1994 through January 9, 1995, were allocated to each class of shares based upon the relative net assets of each class of shares as of the close of business on January 9, 1995, and the results thereof combined with the results of operations and distributions for each applicable class for the period January 10, 1995 through October 31, 1995.
<F55>For the Tax-Exempt Intermediate Bond Fund, substantially all investment income is exempt from Federal income tax.
<F56>Not annualized for the period ended October 31, 1990, for the Short-Term Bond Market and Bond IMMDEX/TM Funds and for the
period ended October 31, 1993, for the Intermediate Bond Market and Tax-Exempt Intermediate Bond Funds.
<F57>The total return calculation does not reflect the 2% front end sales charge for Series A.
<F58>Annualized for the period ended October 31, 1990, for the Short-Term Bond Market and Bond IMMDEX/TM Funds and for the period ended October 31, 1993, for the Intermediate Bond Market and Tax-Exempt Intermediate Bond Funds.
<F59>Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                                               See notes to the financial statements.


SHORT-TERM BOND MARKET FUND
SCHEDULE OF INVESTMENTS
OCTOBER 31, 1995

   Principal
    Amount                                            Market Value
(in thousands)                                       (in thousands)
--------------                                       --------------
       LONG-TERM INVESTMENTS 98.2%
       ASSET-BACKED SECURITIES 27.1%
       AUTO LOAN RECEIVABLES 3.6%
$4,328 Capital Auto Receivables Asset Trust Series
        1993-3, Asset Backed Certificates,
        4.60%, 10/15/98                                   $ 4,237
   779 USAA Auto Loan Grantor Trust, Series
        1994-1, Class A, 5.00%, 11/15/99                      773
    87 ML Asset Backed Corporation, Series 1992-1,
        Class A2, 5.50%, 5/15/98                               87
                                                            -----
                                                            5,097
                                                            -----
       CREDIT CARD RECEIVABLES 23.5%
       Banc One Credit Card Master Trust:
 2,000  Series 1994-A, Class A, 7.15%, 11/15/96             2,028
 2,500  Series 1994-B, Class A, 7.55%, 11/15/97             2,578
 4,750 Capital One Master Trust, Series
        1994-4, Class A, 6.80%, 8/15/97                     4,828
 5,050 Chase Manhattan Credit Card Master Trust
        Series 1992-1, Asset Backed Certificates,
        7.40%, 5/15/00                                      5,144
 2,570 Discover Card Master Trust, Series 1992-B,
        Class A, 6.80%, 6/15/98                             2,611
 3,350 Discover Card Master Trust I, Series 1993-2,
        Class A, 5.40%, 5/15/99                             3,296
       MBNA Master Credit Card Trust:
 1,000  Series 1992-1, Class A, 7.25%, 12/15/97             1,020
 3,650  Series 1992-2, Class A, 6.20%, 2/15/98              3,664
 5,120 Sears Credit Account Master Trust, Series
        1994-2, Class A, 7.25%, 2/15/98                     5,245
 3,000 Standard Credit Card Trust, Series 1990-3,
        Class A, Credit Card Participation
        Certificates, 9.50%, 5/10/97                        3,146
                                                           ------
                                                           33,560
                                                           ------
       CORPORATE BONDS 35.8%
 4,169 Atlantic Richfield Notes, 10.25%, 7/02/00            4,464
 5,000 Bear Stearns Floating Rate Medium Term Notes,
        6.125% (30 day LIBOR +0.25%), 4/08/97               5,013
   875 Bear Stearns Company Senior Notes,
        9.125%, 4/15/98                                       933
 1,090 Beneficial Corporation Medium Term Notes,
        9.80%, 5/12/97                                      1,149
 1,000 BP America, Inc. Debentures,
        8.875%, 12/01/97                                    1,059
 2,000 BP America Inc. Guaranteed Debentures,
        10.00%, 7/01/18                                     2,279
 2,000 Chrysler Corporation Debentures,
        10.95%, 8/01/17                                     2,238
 2,498 Chrysler Financial Corporation Debentures,
        10.40%, 8/01/99                                     2,676
 1,000 Deseret Gn & Trans Cooperative,
        10.11%, 12/15/17                                    1,111
       Ford Capital B. V. Notes:
 1,524  9.375%, 1/01/98                                     1,626
 2,040  9.00%, 8/15/98                                      2,191
   500 Ford Motor Credit Co. Debentures,
        8.875%, 6/15/99                                       542
 3,600 General Motors Acceptance Corporation
        Notes, 7.75%, 1/15/99                               3,756
 2,625 GTE Corporation Debentures,
        10.75%, 9/15/17                                     2,946
   600 Heller Financial, Inc. Notes, 7.75%, 5/15/97           615
   900 International Lease Finance Corporation
        Medium Term Notes, 6.375%, 11/01/96                   902
       Lehman Brothers Holdings, Inc. Debentures:
   900  10.75%, 4/29/96                                       920
   400  Zero Coupon, 5/16/96                                  387
   750  8.375%, 4/01/97                                       771
 3,000  8.875%, 11/01/98                                    3,195
       MONY Funding, Inc. Debentures:
 4,245  8.25%, 10/29/96                                     4,311
   700  8.125%, 4/07/97                                       713
 2,000 NationsBank Corporation Notes,
        6.625%, 1/15/98                                     2,023
 1,000 Paine Webber Group, Inc. Medium Term
        Notes, 5.45%, 1/28/98                                 976
 3,000 Smith Barney Holdings Inc. Notes,
        5.625%, 11/15/98                                    2,953
 1,123 Tennessee Gas Pipeline Co. Debentures,
        9.25%, 5/15/96                                      1,142
   200 Transamerica Financial Group, Inc.
        Subordinated Notes, 8.125%, 10/15/96                  204
                                                           ------
                                                           51,095
                                                           ------
       MORTGAGE-BACKED SECURITIES 9.9%
 1,082 Citicorp Real Estate Mortgage Investment
        Conduit, 8.75%, 5/25/21                             1,104
   841 GE Home Equity Loan Asset Backed Certificates,
        Series 1991-1, Class A, 7.20%, 8/30/11                852
   841 Household Finance Corporation, Home Equity
        Loan Asset Backed Certificates, Series
        1991-2, Class A3, 7.25%, 8/19/06                      856
    65 MDC Asset Investors Trust,
        6.75%, 7/20/13                                         65
 1,251 Morgan Stanley Mortgage Trust, Series 40,
        Class 6, 7.00%, 1/20/97                             1,253
       Resolution Trust Corporation:
   166  Series 1992-MH1, Class A1, 7.00%, 4/15/97             166
 2,249  Series 1992-MH2, Class A1, 7.00%, 2/15/19           2,254
 2,500 Security Pacific Acceptance Corporation,
        Series 1992-2, Class A3, 7.50%, 6/15/12             2,599
       Security Pacific Home Equity Loan:
 1,350  Series 1991-1, Class B, 8.85%, 5/15/98              1,421
 3,482  Series 1991-2, Class B, 8.15%, 6/15/20              3,539
                                                           ------
                                                           14,109
                                                           ------
       OTHER 4.0%
       Florida Housing Finance Agency:
   450  Antigua Club-A-2, 8.625%, 8/01/01                     486
   425  Brittany Apartments-C-2, 8.625%, 8/01/02              461
   550  Maitland Club-B-2, 8.625%, 8/01/01                    594
 1,250 Hydro-Quebec Canada Debentures,
        13.375%, 2/15/13                                    1,487
 2,250 Ontario Province Debentures,
        17.00%, 11/05/11                                    2,625
                                                          -------
                                                            5,653
                                                          -------
       U.S. GOVERNMENT AGENCY AND
        AGENCY-BACKED ISSUES 11.0%
       Federal Home Loan Mortgage Corporation
        Participation Certificates:
   132  7.00%, 12/01/01                                       131
   201  7.75%, 7/01/09                                        205
   443 Federal Home Loan Mortgage Corporation
        Pass-Thru Certificates,Series 1269,
        Class E, 7.00%, 5/15/97                               443
       Federal National Mortgage Association
        Guaranteed Real Estate Mortgage
        InvestmentConduits Pass-Thru Certificates:
 4,640  Series G92-54, Class VB, 7.50%, 12/25/99            4,767
 2,999  Series X-19A, Class A, 6.50%, 10/25/00              3,010
       Federal National Mortgage Association
        Real Estate Mortgage Investment Conduits:
 1,000  Series 1992-100, Class H, 7.50%, 9/25/00              999
 1,751  Series 1993-155, Class PE, 5.85%, 7/25/98           1,743
 1,337 Federal National Mortgage Association
        Stripped Mortgage-Backed Securities, Series
        1989-75, Class C, Principal Only, 12/25/96          1,268
 3,100 Government Trust Certificates, Series 2D
        9.25%, 11/15/96                                     3,145
                                                           ------
                                                           15,711
                                                           ------
       U.S. TREASURY OBLIGATIONS 10.4%
       U.S. Treasury Notes:
 5,975  5.625%, 1/31/98                                     5,969
 6,550  9.25%, 8/15/98                                      7,139
 1,000  8.875%, 2/15/99                                     1,093
   600  6.75%, 5/31/99                                        619
                                                          -------
                                                           14,820
                                                          -------
       Total Long-Term Investments
        (Cost $139,234)                                   140,045
                                                          -------
    Number
   of Shares
(in thousands)
 ------------
       SHORT-TERM INVESTMENTS 0.5%
       INVESTMENT COMPANIES 0.5%
    10 Financial Square Prime Obligation Fund                  10
   773 Short-Term Investments Co.
        Liquid Assets Portfolio                               773
                                                          -------

       Total Short-Term Investments (Cost $783)               783
                                                          -------

       Total Investments 98.7% (Cost $140,017)            140,828
                                                          -------

       Other Assets, less Liabilities 1.3%                  1,861
                                                          -------

       NET ASSETS 100.0%                                  142,689
                                                          =======

                     See notes to the financial statements.

INTERMEDIATE BOND MARKET FUND
SCHEDULE OF INVESTMENTS
OCTOBER 31, 1995

 Principal
   Amount                                             Market Value
(in thousands)                                       (in thousands)
--------------                                       --------------


       LONG-TERM INVESTMENTS 97.5%
       ASSET-BACKED SECURITIES 19.1%
       CREDIT CARD RECEIVABLES 19.1%
 2,000 American Express Master Trust Credit Cards,
        Series 1994-2, Class A, 7.60%, 8/15/02              2,121
 1,610 Banc One Credit Card Master Trust 1994-C,
        Class A, 7.80%, 12/15/00                            1,686
       Discover Card Master Trust I:
 3,600  Series 1993-A, Class A, 6.20%, 5/16/06              3,619
 1,000  Series 1993-2, Class A, 5.40%, 5/15/99                984
   500  Series 1993-3, Class A, 6.25%, 8/16/00                493
 3,475 First Chicago Master Trust II, Series 1994-L,
        Class A, 7.15%, 2/15/00                             3,588
 1,000 HFC Private Label Credit Card Trust II,
        Series 1994-2, Class A, 7.80%, 9/20/03              1,047
 2,700 MBNA Master Credit Card Trust, Series
        1993-3, Class A, Asset Backed Certificates,
        5.40%, 3/15/99                                      2,654
 5,700 Sears Credit Account Master Trust II,
        Series 1994-1, Class A, 7.00%, 8/15/00              5,878
 4,800 Standard Credit Card Trust I, Series 1993-3,
        Credit Card Participation Certificates,
        Class A, 5.50%, 1/07/99                             4,723
                                                          -------
                                                           26,793
                                                          -------
       CORPORATE BONDS 28.1%
 1,500 BankAmerica Subordinated Notes,
        10.00%, 2/01/03                                     1,792
 1,000 Bankers Trust - NY, Subordinated Debentures,
        9.50%, 6/14/00                                      1,117
   700 Bank Nova Scotia Subordinated Debentures,
        9.00%, 10/01/99                                       766
 1,000 Chase Manhattan Corporation Medium
        Term Notes, 8.65%, 2/13/99                          1,070
   906 Chase Manhattan Corporation Subordinated
        Notes, 10.00%, 6/15/99                              1,012
       Chemical Banking Corporation Subordinated Notes:
 1,000  10.375%, 3/15/99                                    1,123
   925  9.75%, 6/15/99                                      1,029
       Chrysler Financial Corporation Debentures:
 1,596  10.40%, 8/01/99                                     1,710
   750  13.25%, 10/15/99                                      922
   700  12.75%, 11/01/99                                      849
 2,390 Ford Motor Credit Co. Notes,
        5.625%, 12/15/98                                    2,359
   640 Ford Capital B.V. Notes, 9.00%, 8/15/98                687
 1,050 General Motors Acceptance Corporation
        Notes, 8.00%, 10/01/99                              1,110
 1,000 General Motors Corporation Debentures,
        9.625%, 12/01/00                                    1,137
 2,450 Goldman Sachs Group, L.P. Notes,
        6.875%, 9/15/99, (Acquired 10/15/93,
        5/13/94; Cost $2,446)<F60>                          2,475
 1,300 Heller Financial, Inc. Notes, 9.375%, 3/15/98        1,391
 1,290 Household Finance Co. Senior Subordinated
        Notes, 9.55%, 4/01/00                               1,444
       International Lease Finance Corporation
        Medium Term Notes:
 2,000  5.92%, 1/15/98                                      1,995
   500  8.25%, 10/19/98                                       528
       Lehman Brothers Holdings, Inc. Notes:
 1,500  8.375%, 2/15/99                                     1,582
 2,000  6.90%, 7/15/99                                      2,015
 1,005 Lehman Brothers, Inc. Senior Subordinated
        Notes, 10.00%, 5/15/99                              1,112
   700 Midland American Capital Corporation
        Debentures, 12.75%, 11/15/03                          821
       MONY Funding, Inc. Debentures:
 2,130  8.25%, 10/29/96                                     2,163
 1,325  8.125%, 4/07/97                                     1,349
 1,400 Paine Webber Group, Inc. Senior Notes,
        6.25%, 6/15/98                                      1,388
   750 Salomon, Inc. Medium Term Notes,
        5.50%, 1/31/98                                        728
   650 The Charles Schwab Corporation Medium
        Term Notes, 6.06%, 10/02/00                           636
 1,731 Security Pacific Corporation Debentures,
        9.75%, 5/15/99                                      1,907
 1,250 Smith Barney Holdings, Inc. Notes,
        5.50%, 1/15/99                                      1,222
                                                           ------
                                                           39,439
                                                           ------
       OTHER 3.9%
 1,000 Nova Scotia (Province of Canada)
        Debentures, 11.50%, 5/15/13                         1,158
   400 Ontario Province Debentures,
        11.75%, 4/25/13                                       466
       St. Louis, Missouri Taxable
        Airport Revenue Bonds:
 1,800  Series 1993, Lambert-St. Louis
        International Airport, 5.30%, 7/01/98               1,764
 1,000  Series 1993A, Lambert-St. Louis
        International Airport, 5.50%, 7/01/98                 984
 1,110 Security Pacific Home Equity Loan, Series
        1991-2, Class B, 8.15%, 6/15/20                     1,128
                                                           ------
                                                            5,500
                                                           ------
       U.S. GOVERNMENT AGENCY AND
        AGENCY-BACKED ISSUES 6.1%
       Federal Home Loan Mortgage Corporation
        Real Estate Mortgage Investment Conduit
        Pass-Thru Certificates:
   500  Series 1339, Class B, 8.00%, 6/15/99                  517
 1,000  Series 1289, Class PR, 7.50%, 2/15/03               1,036
 1,366  Series 1456, Class LA, 7.50%, 5/15/03               1,396
 1,000 Federal Home Loan Mortgage Corporation - Government
        National Mortgage Association
        Real Estate Mortgage Investment Conduits,
        Series 8, Class VB, 7.00%, 4/25/03                  1,023
 1,200 Federal National Mortgage Association,
        Medium Term Bonds, 8.25%, 5/16/05                   1,232
       Federal National Mortgage Association
        Real Estate Mortgage Investment Conduit
        Pass-Thru Certificates:
   800  Series 1993-23, Class PU, 7.50%, 1/25/00              824
   500  Series 1992-73, Class L, 7.50%, 1/25/01               515
 2,000 U.S. Department of Veterans Affairs Guaranteed
        REMIC Pass-Thru Certificates, Vendee Mortgage
        Trust, 1993-1, Class G, 7.00%, 2/15/00              2,051
                                                           ------
                                                            8,594
                                                           ------
       U.S. TREASURY OBLIGATIONS 40.3%
       U.S. Treasury Bonds:
 2,500  10.75%, 2/15/03                                     3,198
 6,950  11.875%, 11/15/03                                   9,513
 5,400  10.75%, 8/15/05                                     7,234
       U.S. Treasury Notes:
 6,750  5.625%, 1/31/98                                     6,744
29,050  6.75%, 5/31/99                                     29,967
                                                           ------
                                                           56,656
                                                           ------
       Total Long-Term Investments
        (Cost $133,920)                                   136,982
                                                          -------

     Number
   of Shares
(in thousands)
--------------
       SHORT-TERM INVESTMENTS 1.5%
       INVESTMENT COMPANIES 1.5%
    10 Financial Square Prime Obligation Fund                  10
 2,167 Short-Term Investments Co.
        Liquid Assets Portfolio                             2,167
                                                          -------

       Total Short-Term Investments
        (Cost $2,177)                                       2,177
                                                          -------
       Total Investments 99.0%
        (Cost $136,097)                                   139,159
                                                          -------

       Other Assets, less Liabilities 1.0%                  1,358
                                                          -------

       TOTAL NET ASSETS 100.0%                            140,517
                                                          =======

<F60>Unregistered Security

                     See notes to the financial statements.


TAX-EXEMPT INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS
OCTOBER 31, 1995

   Principal                                             Market
    Amount                                               Value
(in thousands)                                       (in thousands)
--------------                                       --------------
       GENERAL OBLIGATION 3.8%
   150 Racine, Wisconsin Unified School District,
        4.80%, 4/01/01                                        151
       Washington State:
   100  6.75%, 10/01/01                                       108
 1,000  6.30%, 9/01/02                                      1,089
                                                          -------

       Total General Obligation
        (Cost $1,353)                                       1,348
                                                          -------

       REVENUE BONDS 7.6%
       HOUSING 6.1%
 1,000 Saint Charles, Illinois, Industrial
        Development - Covington Ct Project,
        Mandatory Put 9/01/98, 5.50%, 12/01/09              1,034
 1,105 South Dakota Housing Development Authority -
        Home Ownership Mortgages, 4.85%, 5/01/01            1,105
                                                          -------
                                                            2,139
                                                          -------
       OTHER 0.6%
   200 Georgia State Municipal Electric Authority,
        4.50%, 1/01/00                                        200
                                                          -------
       UNIVERSITY 0.9%
   310 New England Education Student Loan
        Marketing Corporation, 5.80%, 3/01/02                 325
                                                          -------

       Total Revenue Bonds
        (Cost $2,632)                                       2,664
                                                          -------
       PREREFUNDED AND ESCROWED
        TO MATURITY 72.4%
 1,300 Alaska State Housing Finance Corporation,
        6.375%, 12/01/12, Prerefunded 12/01/02              1,433
   550 Birmingham, Alabama Waterworks and
        Sewer, 7.20%, 1/01/19, Prerefunded 1/01/00            616
   610 Central Lake County, Illinois Joint Action,
        7.00%, 5/01/19, Prerefunded 5/01/00                   683
   590 Clark County, Nevada School District,
        7.625%, 5/01/07, Prerefunded 5/01/00                  676
   500 Clark County, Nevada School District,
        7.65%, 5/01/10, Prerefunded 5/01/00                   573
 1,000 Convention Center Authority - Rhode
        Island Revenue, 6.65%, 5/15/12,
        Prerefunded 5/15/01                                 1,118
 1,045 Denver, Colorado City and County School
        District No. 1, 6.75%, 12/01/12,
        Prerefunded 12/01/02                                1,184
 1,000 District of Columbia, 8.00%, 6/01/08,
        Prerefunded 6/01/98                                 1,110
   475 Farmington, New Mexico, Power Revenue
        Bonds, 9.875%, 1/01/13, Prerefunded 7/01/05           650
   800 Gadsden East Alabama Medical Clinic -
        Baptist Hospital of Gadsden, 7.80%,
        11/01/21, Prerefunded 11/01/01                        948
 1,000 Georgia Municipal Electric Authority Power
        Revenue, 8.125%, 1/01/17, Crossover
        Refunded 1/01/98                                    1,093
   570 Illinois Education Facilities Authority -
        Chicago College of Osteopathic Medicine,
        Escrowed to Maturity, 8.75%, 7/01/99                  628
 2,355 Illinois Education Facilities Authority - Loyola,
        7.125%, 7/01/21, Prerefunded 7/01/01                2,692
 1,000 Illinois Health Facilities Authority - Swedish -
        American Hospital, 7.40%, 4/01/20,
        Prerefunded 4/01/00                                 1,134
 1,000 Maricopa County, Arizona, School District
        No. 1, Phoenix Elementary,
        6.60%, 7/01/03, Prerefunded 7/01/01                 1,110
 1,000 Maricopa County, Arizona School District
        No. 11, Peoria University, 7.00%, 7/01/05,
        Prerefunded 7/01/01                                 1,122
   500 Metropolitan Nashville Airport,
        7.75%, 7/01/07, Prerefunded 7/01/01                   587
   870 Michigan State Hospital Financial Authority -
        Sister of Mercy Health Corp., 7.50%,
        2/15/18, Prerefunded 2/15/01                        1,004
 1,300 Nevada State,
        6.20%, 5/01/04, Prerefunded 5/01/01                 1,414
 1,000 Philadelphia, Pennsylvania, Regional Port
        Authority, Lease Revenue Bonds, 7.15%,
        8/01/20, Prerefunded 8/01/00                        1,115
 1,000 Snohomish County, Washington - Public
        Hospital, Stevens Memorial Hospital,
        6.85%, 12/01/11, Prerefunded 12/01/01               1,122
 1,000 Tucson, Arizona Street and Highway User
        Revenue Bonds, Escrowed to Maturity,
        9.25%, 7/01/02                                      1,265
 1,005 University of Illinois, Escrowed to Maturity,
        6.10%, 10/01/03                                     1,105
 1,000 Wausau, Wisconsin School District, 6.50%,
        4/01/10, Prerefunded 4/01/02                        1,102
    80 Williston, North Dakota, Escrowed to Maturity,
        6.00%, 6/01/98                                         83
                                                           ------

       Total Prerefunded and Escrowed to Maturity
        (Cost $25,030)                                     25,567
                                                           ------

       INSURED BONDS 9.2%
       EDUCATION 0.6%
   200 Merrillville, Indiana Multi-School Building
        Corporation, 6.375%, 7/01/03                          218
                                                           ------
       GENERAL OBLIGATION 5.3%
   900 Camden, New Jersey, 6.15%, 2/15/00                     967
   675 Chicago, Illinois, 11.60%, 1/01/01                     897
                                                           ------

                                                            1,864
                                                           ------
       PUBLIC FACILITIES & IMPROVEMENTS 3.0%
 1,000 Illinois State
        6.00%, 7/01/06                                      1,069
                                                           ------
       WATER AND SEWER 0.3%
   100 Pima County, Arizona Sewer
        6.20%, 7/01/00                                        108
                                                           ------
       Total Insured Bonds
        (Cost $3,225)                                       3,259
                                                           ------

     Number                                              Market
    of Shares                                            Value
 (in thousands)                                      (in thousands)
 --------------                                      --------------
      INVESTMENT COMPANIES 5.1%
 1,624 Financial Square Tax-Exempt Money Market             1,624
   159 Tax-Free Investment Trusts                             159
                                                           ------
       Total Investment Companies
        (Cost $1,783)                                       1,783
                                                           ------
       Total Investments 98.1%
        (Cost $34,023)                                     34,621
                                                           ------

       Other Assets, less Liabilities 1.9%                    685
                                                           ------

       NET ASSETS 100.0%                                   35,306
                                                           ======

                     See notes to the financial statements.


BOND IMMDEX/TM FUND
SCHEDULE OF INVESTMENTS
OCTOBER 31, 1995

 Principal
   Amount                                             Market Value
(in thousands)                                       (in thousands)
--------------                                       --------------


       LONG-TERM INVESTMENTS 96.3%
       ASSET-BACKED SECURITIES 20.7%
       CREDIT CARD RECEIVABLES 20.7%
 2,600 Banc One Credit Card Master Trust,
        Series 1994-C, Class A, 7.80%, 12/15/00             2,724
14,600 Discover Card Master Trust I, Series 1993-2,
        Class A, Credit Card Pass-Thru Certificates,
        5.40%, 5/15/99                                     14,365
 8,500 First Chicago Master Trust II, Series 1994-L,
        Class A, 7.15%, 2/15/00                             8,777
 2,600 HFC Private Label Credit Card Master Trust II,
        Series 1994-2, Class A, 7.80%, 9/20/03              2,721
 9,400 MBNA Master Credit Card Trust, Series 1993-3,
        Class A, Asset Backed Certificates,
        5.40%, 3/15/99                                      9,241
14,250 Sears Credit Account Master Trust II,
        Series 1994-1, Class A, 7.00%, 8/15/00             14,694
12,375 Standard Credit Card Trust I, Series 1993-3,
        Credit Card Participation Certificates,
        Class A, 5.50%, 1/07/99                            12,176
                                                           ------
                                                           64,698
                                                           ------
       CORPORATE BONDS 35.3%
   500 American General Finance Corporation
        Medium Term Notes, 9.75%, 9/30/98                     532
 3,250 BankAmerica Subordinated Notes,
        10.00%, 2/01/03                                     3,883
 3,000 Bear Stearns Company Senior Notes,
        7.625%, 9/15/99                                     3,122
 2,000 British Telecommunications Pub. Ltd. Co.
        Debentures, 9.625%, 2/15/19                         2,278
   500 Burlington Northern Railroad Company
        Equipment Trust Cerificates,
        11.85%, 1/15/99                                       581
   525 Chase Manhattan Corporation Medium Term
        Notes, 8.65%, 2/13/99                                 562
 4,417 Chase Manhattan Corporation Subordinated
        Notes, 10.00%, 6/15/99                              4,934
       Chemical Banking Corporation
        Subordinated Notes:
 1,715  10.375%, 3/15/99                                    1,925
 3,952  9.75%, 6/15/99                                      4,396
       Chrysler Financial Corporation Debentures:
 6,192  13.25%, 10/15/99                                    7,615
 1,728  12.75%, 11/01/99                                    2,096
 3,468 First Chicago Subordinated Notes,
        9.00%, 6/15/99                                      3,780
       Ford Capital B. V. Notes:
 1,217  9.375%, 1/01/98                                     1,298
 1,450  9.00%, 8/15/98                                      1,557
       Ford Motor Credit Co. Medium Term Notes:
 5,000  8.45%, 12/30/98                                     5,318
   500  8.875%, 6/15/99                                       542
       General Motors Acceptance Corporation
        Medium Term Notes:
 1,750  5.75%, 12/10/97                                     1,738
 1,250  8.00%, 10/01/99                                     1,321
 1,500 Georgia Pacific Corporation Debentures,
        9.50%, 2/15/18                                      1,565
 8,600 Goldman Sachs Group, L.P. Notes, 6.875%,
        9/15/99 (Acquired 8/18/93, 10/15/93,
        5/13/94; Cost $8,639) <F61>                         8,687
 1,300 GTE Florida Inc. Bonds,
        9.625%, 4/01/30                                     1,377
 8,990 Heller Financial, Inc. Debentures,
        9.375%, 3/15/98                                     9,617
 2,300 Household Finance Corporation Debentures,
        9.625%, 7/15/00                                     2,595
 3,500 International Lease Finance Corporation
        Medium Term Notes, 9.82%, 12/14/98                  3,853
 2,495 Lehman Brothers Holdings Inc. Debentures,
        8.875%, 11/01/98                                    2,657
 1,700 Lehman Brothers Holdings Inc. Notes,
        6.90%, 7/15/99                                      1,713
 6,060 Lehman Brothers, Inc. Debentures,
        10.00%, 5/15/99                                     6,705
 3,479 Midland American Capital Corporation
        Debentures, 12.75%, 11/15/03                        4,078
 5,050 MONY Funding, Inc. Debentures,
        8.125%, 4/07/97                                     5,143
 1,700 NCNB Corp. Bonds,
        10.20%, 7/15/15                                     2,206
 1,000 Deseret Gn &Trans Cooperative,
        9.375%, 1/02/11                                     1,054
 2,416 Pacific Gas & Electric Corporation
       Eurodollar Debentures, 12.00%, 1/09/00               2,568
 2,800 Salomon, Inc. Medium Term Notes,
        5.50%, 1/31/98                                      2,719
       The Charles Schwab Corporation Medium
        Term Notes:
 2,000  5.84%, 9/30/99                                      1,955
 2,250  5.90%, 10/01/99                                     2,204
   800 Tennessee Gas Pipeline Co. Debentures,
        6.00%, 12/15/11                                       703
 1,200 Westvaco Corporation Debentures,
        10.125%, 6/01/19                                    1,398
                                                          -------
                                                          110,275
                                                          -------
       OTHER 2.1%
 1,700 Italy (Republic of) Debentures,
        6.875%, 9/27/23                                     1,566
   840 New Jersey Economic Development
        Authority, 7.75%, 6/01/01                             865
 1,620 Ontario Province Debentures, 11.75%, 4/25/13         1,888
 1,800 Quebec Province Bonds, 11.00%, 6/15/15               2,129
                                                          -------
                                                            6,448
                                                          -------
        U.S. GOVERNMENT AGENCY AND
        AGENCY-BACKED ISSUES 3.2%
   500 Federal Home Loan Mortgage Corporation
        Guaranteed Real Estate Mortgage Investment
        Conduit Pass-Thru Certificates, Series 1169,
        Class D, 7.00%, 5/15/21                               505
    33 Federal Home Loan Mortgage Corporation
        Multiclass Mortgage Participation
        Certificates, Series 1259, Class IC, Interest
        Only, 1007.05%, 10/15/05                              424
   162 Federal Home Loan Mortgage Corporation
        Participation Certificates, 7.50%, 4/01/07            162
  3900 Federal National Mortgage Association
        Debentures, 9.50%, 11/10/20                          4163
       Federal National Mortgage Association
        Guaranteed Real Estate Mortgage
        Investment Conduit Pass-Thru Certificates:
   500  Series 1989-90, Class E, 8.70%, 12/25/19              523
   456  Series 1990-72, Class A, 9.00%, 7/25/20               470
   538  Series 1990-72, Class B, 9.00%, 7/25/20               589
       Federal National Mortgage Association
        Guaranteed Real Estate Mortgage Investment
        Conduit Stripped Mortgage-Backed Securities:
   320  Series 1991-94, Class H, Principal Only,
        9/25/97                                               221
    11  Series 1992-29, Class K, Interest Only,
        977.92%, 11/25/00                                     197
    25  Series 1992-145, Class N, Interest Only,
        1010.06%, 1/25/06                                     728
 1,300  Series 1989-39, Class C, Principal Only,
        6/25/17                                             1,199
       Federal National Mortgage Association
        Pass-Thru Certificates:
   646  7.50%, 8/01/07                                        658
   197  7.75%, 6/01/08                                        201
                                                           ------
                                                           10,040
                                                           ------

       U.S. TREASURY OBLIGATIONS 35.0%
       U.S. Treasury Bonds:
 4,500  10.75%, 2/15/03                                     5,756
68,900  9.25%, 2/15/16                                     91,120
11,950 U.S. Treasury Notes,
        6.75%, 5/31/99                                     12,327
                                                          -------
                                                          109,203
                                                          -------
       Total Long-Term Investments
        (Cost $287,435)                                   300,664
                                                          -------

    Number
   of Shares
(in thousands)
--------------
       SHORT-TERM INVESTMENTS 2.1%
       INVESTMENT COMPANIES 2.1%
    11 Financial Square Prime Obligation Fund                  11
 6,457 Short-Term Investments Co.
        Liquid Assets Portfolio                             6,457
                                                          -------

       Total Short-Term Investments (Cost $6,468)           6,468
                                                          -------

       Total Investments 98.4% (Cost $293,903)            307,132
                                                          -------

       Other Assets, less Liabilities 1.6%                  5,017
                                                          -------

       TOTAL NET ASSETS 100.0%                            312,149
                                                          =======

<F61>Unregistered Security

                     See notes to the financial statements.


SHORT-TERM BOND MARKET FUND
INTERMEDIATE BOND MARKET FUND
TAX-EXEMPT INTERMEDIATE BOND FUND
BOND IMMDEX/TM FUND
NOTES TO THE FINANCIAL STATEMENTS

1.ORGANIZATION
 Portico Funds, Inc. (the "Company") was incorporated on February 15, 1988, as a Wisconsin Corporation and is registered as an open-end management investment company under the Investment Company Act of 1940. The Short-Term Bond Market, Inter me di ate Bond Market, Tax-Exempt Intermediate Bond and Bond IMMDEX/TM Funds (the "Funds") are separate, diversified investment portfolios of the Company. The Short-Term Bond Market Fund and Bond IMMDEX/TM Fund commenced operations on Dec ember 29, 1989; the Intermediate Bond Market Fund commenced operations on January 5, 1993; and the Tax-Exempt Inter mediate Bond Fund commenced operations on February 8, 1993.

 The costs, in thousands, incurred in connection with the organiza tion, initial registration and public offering of shares aggregating $44, $14, $11 and $46 for the Short-Term Bond Market, Inter me di ate Bond Market, Tax-Exempt Intermediate Bond and Bond IMMDEX/TM Funds, respectively, have been paid by the Funds. These costs are being amortized over the period of benefit, but not to exceed sixty months from each Fund's commencement of operations.

 The Company has issued two classes of Fund shares in each of the Funds:Series A and Series Institutional. The Series A shares are subject to a 0.25% shareowner service fee and to an initial sales charge imposed at the time of purchase, in accordance with the Funds' prospectus. The maximum sales charge is 2% of the offering price or 2.08% of the net asset value. Each class of shares for each Fund has identical rights and privileges except with respect to shareowner organization fees paid by Series A shares, voting rights on matters affecting a single class of shares and the exchange privileges of each class of shares.

2.SIGNIFICANT ACCOUNTING POLICIES
 The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles.

a)Investment Valuation - Securities which are traded on a recognized exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded or at the last sale price on the national securities market. Exchange-traded securities for which there were no transactions are valued at the current bid prices. Securities traded on only over-the-counter markets are valued on the basis of closing over-the-counter bid prices. Instruments with a remaining maturity of 60 days or less are valued on an amortized cost basis which approx i mates market value. Securities for which quotations are not readily available and other assets are valued at fair value as deter mined by the investment adviser under the supervision of the Board of Directors.

b)Federal Income Taxes - No provision for federal income taxes has been made since the Funds have complied to date with the provisions of the Internal Revenue Code available to regulated investment companies and intend to continue to so comply in future years.

c)Income and Expenses - The Funds are charged for those expenses that are directly attributable to each portfolio, such as advisory, admini stra tion and certain shareowner service fees. Expenses that are not directly attributable to a portfolio are typically allocated among the Company's portfolios in proportion to their respective net assets, number of shareowner accounts or net sales, where applicable. Net investment income other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class of shares at the beginning of the day (after adjusting for the current day's capital share activity of the respective class).

d)Distributions to Shareowners - For the period ended April 30, 1995, dividends from net investment income of the Short-Term Bond Market, Intermediate Bond Market and Tax-Exempt Inter mediate Bond Funds were declared daily and paid monthly. Dividends from net investment income of the Bond IMMDEX/TM Fund were declared and paid quarterly. Effective May 1, 1995, net investment income dividends for the Funds are declared and paid monthly. For the Bond IMMDEX/TM Fund, net investment income for the month of April was distributed to shareowners in the month of April. Distributions of net realized capital gains, if any, will be declared at least annually.

e)Unregistered Security - The Intermediate Bond Market and Bond IMMDEX/TM Funds own a certain investment security which is unregistered and thus restricted to resale. This security is valued by the Funds after giving due consideration to pertinent factors including recent private sales, market conditions and the issuer's financial per form ance. Where future disposition of this security requires registration under the Securities Act of 1933, the Funds have the right to include their security in such registration, generally without cost to the Funds. The Funds have no right to require registration of unregistered securities.

f)Other - Investment and shareowner transactions are recorded no later than the first business day after the trade date. The Funds determine the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Interest income is recognized on an accrual basis. Discounts and premiums on bonds are amortized over the life of the respective bond. Generally accepted accounting principles require that permanent financial reporting and tax differences be reclassified to capital stock.

3.INVESTMENT TRANSACTIONS
 The aggregate purchases and sales, in thousands, of securities, excluding short-term investments, for the Funds for the year ended October 31, 1995, were as follows:

                    SHORT-TERM    INTERMEDIATE     TAX-EXEMPT       BOND
                   BOND MARKET    BOND MARKET     INTERMEDIATE    IMMDEX/TM
                       FUND           FUND          BONDFUND        FUND
                   ------------   ------------    -----------     ---------
Purchases:
U.S. Government      $50,654        $64,976                -       $77,597
Other                 94,429         54,076          $19,445        71,413

Sales:
U.S. Government       44,085         40,663                -        71,901
Other                 81,326         26,908           12,877        37,744


At October 31, 1995, gross unrealized appreciation and depreciation of investments for federal income tax purposes, in thousands, were as follows:

                    SHORT-TERM    INTERMEDIATE     TAX-EXEMPT       BOND
                   BOND MARKET    BOND MARKET     INTERMEDIATE    IMMDEX/TM
                       FUND           FUND          BONDFUND        FUND
                   -----------    -----------     -----------     ---------
Appreciation          $1,587         $3,415            $ 657       $15,130
(Depreciation)         (968)          (353)             (61)       (1,962)
                    --------       --------          -------     ---------


Net unrealized
appreciation on
investments           $  619         $3,062            $ 596       $13,168
                      ======         ======            =====       =======

 At October 31, 1995, the cost of investments, in thousands, for federal income tax purposes was $140,209, $136,097, $34,025 and $293,964 for the Short-Term
Bond Market, Intermediate Bond Market, Tax-Exempt Intermediate Bond and Bond IMMDEX/TM Funds, respectively. At October 31, 1995, the Short-Term Bond Market, Intermediate Bond Market and Tax-Exempt Intermediate Bond Funds had accumulated net realized capital loss carryovers, in thousands, of $1,248, $1,266 and $140, respectively, expiring in 2002. The Short-Term Bond Market, Intermediate Bond Market and Bond IMMDEX/TM Funds had accumulated net realized capital loss carryovers, in thousands, of $189, $568 and $987, respectively, expiring in 2003. For the year ended October 31, 1995, the Tax-Exempt Intermediate Bond Fund utilized, in thousands, capital loss carryovers of $10. To the extent each Fund realizes future net capital gains, taxable distributions to its respective shareowners will be offset by any unused capital loss carryover.

4.CAPITAL SHARE TRANSACTIONS
On January 9, 1995, all previously existing series of shares of each Fund were reclassified as Series A shares. Effective January 9,
1995, Institutional shareowners exchanged their Series A shares for the Funds' Institutional series shares. Transactions in capital shares for the Funds, in thousands, were as follows:
                                    SHORT-TERM                INTERMEDIATE            TAX-EXEMPT                  BOND
                                    BOND MARKET               BOND MARKET            INTERMEDIATE               IMMDEX/TM
                                       FUND                       FUND                 BOND FUND                  FUND
                               --------------------        ------------------     ------------------        -----------------
                               Amount        Shares       Amount       Shares      Amount      Shares       Amount     Shares
                               ------        ------       ------       ------      ------      ------       ------     ------

PERIOD FROM JAN. 10, TO
OCT. 31, 1995:
Series A shares:
 Reclassification of
   previous class            $ 113,766        11,467      $ 90,367      9,487     $ 28,273      2,909     $ 250,315      9,893
 Exchange out to Series
   Institutional shares       (67,630)       (6,818)      (82,619)    (8,669)     (21,916)    (2,255)     (236,263)    (9,338)
 Shares sold                    10,062           985         5,347        537        2,477        246         8,406        311
 Shares issued to owners
   in reinvestment
   of dividends                  1,889           186           257         25          202         20           674         24
 Shares redeemed              (11,995)       (1,179)       (2,445)      (247)      (1,682)      (167)       (2,814)      (104)
                             ---------       -------       -------      -----      -------      -----       -------      -----

 Net increase                $  46,092         4,641      $ 10,907      1,133     $  7,354        753     $  20,318        786
                              ========         =====        ======      =====       ======      =====       =======      =====

Series Institutional shares:
 Exchange in from
   Series A shares           $  67,630         6,818      $ 82,619      8,669     $ 21,916      2,255     $ 236,263      9,338
 Shares sold                    35,067         3,449        50,608      5,053        7,707        762        55,322      2,049
 Shares issued to owners
   in reinvestment
   of dividends                  3,077           302         3,251        325          328         33        12,580        467
 Shares redeemed              (13,589)       (1,336)      (14,172)    (1,422)      (3,554)      (354)      (38,641)    (1,421)
                              --------       -------      --------    -------      -------      -----      --------    -------

 Net increase                $  92,185         9,233      $122,306     12,625     $ 26,397      2,696     $ 265,524     10,433
                              ========       =======      ========    =======      =======      =====      ========    =======

PERIOD FROM NOV. 1, 1994 TO
JAN. 9, 1995:
Previous Class:
 Reclassification to
   Series A shares          $(113,766)      (11,467)    $ (90,367)    (9,487)    $(28,273)    (2,909)    $(250,315)    (9,893)
 Shares sold                     2,785           279         5,535        577        6,094        629         8,531        333
 Shares issued to owners
   in reinvestment
   of dividends                  1,409           141           863         90          146         15         3,937        156
 Shares redeemed              (11,467)       (1,153)       (2,952)      (308)      (3,967)      (410)      (15,327)      (600)
                              --------       -------       -------      -----      -------      -----      --------      -----

 Net (decrease)             $(121,039)      (12,200)    $ (86,921)    (9,128)    $(26,000)    (2,675)    $(253,174)   (10,004)
                            ==========      ========      ========    =======    =========    =======      ========    =======

FOR THE YEAR ENDED
OCTOBER 31, 1994:
 Shares sold                 $  37,720         3,648      $ 45,014      4,469     $ 13,858      1,371     $  50,075      1,831
 Shares issued to owners
   in reinvestment
   of dividends                  6,571           639         2,882        287          681         68        18,402        687
 Shares redeemed              (57,510)       (5,587)      (10,681)    (1,062)     (10,909)    (1,090)      (41,787)    (1,523)
                              --------       -------      --------    -------     --------    -------      --------    -------

 Net increase (decrease)    $ (13,219)       (1,300)      $ 37,215      3,694     $  3,630        349    $   26,690        995
                             =========       =======      ========    =======     ========    =======     =========    =======

5. INVESTMENT ADVISORY AND OTHER AGREEMENTS
 The Funds have entered into an Investment Advisory Agreement with Firstar Investment Research & Management Company ("FIRMCO"). FIRMCO is a subsidiary of Firstar Corporation, a publicly held bank holding company. Pursuant to its Advisory Agreement with the Funds, FIRMCO is entitled to receive a fee, calculated daily and payable monthly, at the annual rates presented below as applied to each Fund's daily net assets. For the year ended October 31, 1995, FIRMCO voluntarily waived the following fees, in thousands, by Fund:

                    SHORT-TERM    INTERMEDIATE    TAX-EXEMPT        BOND
                   BOND MARKET    BOND MARKET    INTERMEDIATE    IMMDEX/TM
                       FUND           FUND        BOND FUND         FUND
                   -----------    ------------  -------------    ----------
Annual rate           0.60%          0.50%          0.50%          0.30%
Fees waived            $436           $238           $128            -

 Firstar Trust Company, an affiliate of FIRMCO, serves as custodian, transfer agent and accounting services agent for the Funds.

 The Company has entered into a Co-Administration Agreement with B.C. Ziegler and Company and Firstar Trust Company (the "Co-Administrators") for certain administrative services. Pursuant to the Co-Administration Agreement with the Company, the Co-Administrators are entitled to receive a fee, computed daily and payable monthly, at the annual rate of 0.125% of the Company's first $2 billion of average aggregate daily net assets, plus 0.10% of the Company's average aggregate daily net assets in excess of $2 billion. For the year ended October 31, 1995, $96, $81, $22 and $175 of administration fees, in thousands, were voluntarily waived for the Short Term Bond Market, Intermediate Bond Market, Tax-Exempt Intermediate Bond and Bond IMMDEX/TM Funds, respectively.

 Effective January 9, 1995, the Company entered into Servicing Agreements with certain Service Organizations, including FIRMCO affiliates, for the Series A class of shares. The Service Organizations are entitled to receive fees from the Funds up to the annual rate of 0.25% of the average daily net asset value of the Series A shares for certain support and/or distribution services to customers of the Service Organizations who are beneficial owners of Series A shares. These services may include assisting customers in processing purchase, exchange and redemption requests; processing dividend and distribution payments from the Funds; and providing information periodically to customers showing their positions in Series A shares. Service Organization fees, in thousands, paid by the Short-Term Bond Market, Intermediate Bond Market, Tax-Exempt Intermediate Bond and Bond IMMDEX/TM Funds to FIRMCOaffiliates aggregated $79, $17, $12 and $30, respectively, for the year ended October 31, 1995.

 Each Director of the Company who is not affiliated with FIRMCO receives an annual fee from the Company for service as a Director and is eligible to participate in a deferred compensation plan with respect to these fees. Participants in the plan may designate their deferred Director's fees as if invested in any one of the Portico Funds (with the exception of the MicroCap
Fund) or in 90-day U.S. Treasury bills. The value of each Director's deferred compensation account will increase or decrease as if it were invested in shares of the selected Portico Funds or 90-day U.S. Treasury bills. The Funds maintain their proportionate share of the Company's liability for deferred fees.


Report of Independent Accountants

To the Board of Directors and Shareholders of the Portico Short-Term Bond Market Fund, the Portico Intermediate Bond Market Fund, the Portico Tax-Exempt Intermediate Bond Fund and the Portico Bond IMMDEX/TM Fund

In our opinion, the accompanying statement of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Portico Short-Term Bond Market Fund, the Portico Intermediate Bond Market Fund, the Portico Tax-Exempt Intermediate Bond Fund and the Portico Bond IMMDEX/TM Fund (four of the portfolios of Portico Funds, Inc. (the "Funds") at October 31, 1995, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended, and each of their financial highlights for the year ended October 31, 1995, and for each of the other periods indicated, all in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1995 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

/s/ Price Waterhouse
Milwaukee, Wisconsin
November 29, 1995


-Portico Funds are available through:
 - the Portico Funds Center,
 - Investment Specialists who are registered representatives of Elan Investment Services, Inc., a registered broker/dealer, NASD and SIPC member,
 - and through selected shareholder organizations.
This report is authorized for distribution only when preceded or accompanied by a current prospectus.

                   To Open an Account or Request Information
                                 1-800-982-8909
                                 1-414-287-3710

                   For Account Balances and Investor Services
                                 1-800-228-1024
                                 1-414-287-3808

                              Portico Funds Center
                            615 East Michigan Street
                                 P.O. Box 3011
                            Milwaukee, WI 53201-3011


                            ------------------------


                                 PORTICO FUNDS
                                 ANNUAL REPORT
                                October 31, 1995

                              INSTITUTIONAL CLASS

                                 Balanced Fund

                                   Growth and
                                  Income Fund

                                     Equity
                                   Index Fund

                                    MidCore
                                  Growth Fund

                                    Special
                                  Growth Fund

                                 International
                                  Equity Fund


                              NOTICE TO INVESTORS

-Shares of Portico Funds:

 - ARE NOT INSURED BY THE
   FDIC, the US Government or any
   other governmental agency;

 - are not bank deposits or obligations
   of or guaranteed by Firstar Bank, its parent company or its affiliates;

 - are subject to investment risks,
   including possible loss of principal; and

 - are offered by B.C. Ziegler and Company, member NASD, SIPC, and an independent third-party distributor.

-Firstar Bank affiliates serve as investment adviser, custodian, transfer agent, administrator, and accounting services agent and receive compensation for such services as disclosed in the current prospectus.



DECEMBER 1995
Dear Shareowner:

INVESTMENT REVIEW

Bond and stock market returns posted strong gains during our 1995 fiscal year with the S&P 500 gaining 26.4% and the Lehman Brothers Government/Corporate Bond Index up 16.2%. Of particular note, over the past five years ended October 31, 1995, Portico Special Growth and Portico Bond IMMDEX/TM Funds returned 21.2% and 10.2%, respectively, comfortably exceeding the average return of similarly invested funds. During 1995, we launched Portico MicroCap Fund, a capital appreciation fund investing in very small companies.<F63> And, as we look to the future, we will consider additional new fund offerings and opportunities.

The Portico Fund Family is participating in the secular shift from savings to investments. With almost $3 billion in Portico assets, an expanding family of funds designed to meet diverse investor needs and competitive performance records, we are optimistic about the coming year.

MARKET OUTLOOK

Last December, we accurately forecast a Gross Domestic Product (GDP) slowdown, a decline in long-term interest rates, and improving price/earnings ratios for persistent growth companies. This resulted in improved relative and above normal absolute returns for equity funds and attractive investment results for the fixed-income market. On the other hand, our expectation for a 3-4% increase in the 1995 Consumer Price Index (CPI) (with raw material price pressures offset by subdued wage gains) and increased stock market volatility were overly pessimistic. As a whole, the favorable investment climate forecast did lead to a well above average 1995 year for stock and bond returns in general and in the Portico twin disciplines (structured fixed-income and growth equity) in particular.

For 1996, our market outlook is predicated on the following economic and investment trends:

1. LOW NOMINAL GDP AND RESILIENT "REAL ECONOMIC GROWTH". Well into the fifth year of an economic expansion, we expect 2-3% "real" economic growth and continued decelerating levels of inflation (the consumption deflator, a good current market basket index, rose only 1.7% over the past year) combining for 5% nominal growth versus the 10% average during the 1980s.

2. A FEDERAL BUDGET AGREEMENT built on a recalculated CPI, modestly enhanced economic growth assumptions, and a modest reduction in the growth rate of the key discretionary spending programs (Medicare/Medicaid).

3. Continued disinflationary productivity gains and expanding pockets of actual price deflation (technology and industrial commodities) along with the previously mentioned CPI recalculation will produce 1996 INFLATION OF 1.5-2.5%.

4. INVESTOR FRIENDLY TAX INITIATIVES for 1996, including a reduction in the capital gains tax rate (but no indexing), increased estate limits and expanded IRAs.

5. Continued emergence of the UNITED STATES AS THE "MARKET OF CHOICE" for the increasingly one market world of global investors.

6. TREASURY BOND YIELDS, WHICH HAVE DECLINED OVER 2% THIS YEAR, WILL AT LEAST RETEST THE SEPTEMBER 1993 LOW YIELD OF 5.8%. Short-term market yields, which have only declined about .5%, will fall more dramatically, perhaps by 3% over the next year. The unusually high inflation-adjusted ("real") yields currently available, along with multi-economic cycle lows in monetary growth, suggest a potential downside surprise in economic activity.

7. CORPORATE PROFIT GROWTH WILL DECELERATE steadily with the potential for flat annualized comparisons during 1996.

8. FOR STOCK PRICES, A MODESTLY ABOVE AVERAGE HISTORICAL RETURN (more than 11%) with continued outperformance of smaller company shares.

As always, we appreciate your continued confidence in the Portico Family of Funds and urge you to read the portfolio reviews that follow.


       J. Scott Harkness, CFA                 Mary Ellen Stanek, CFA
       Chairman/Chief Investment Officer      President
                Firstar Investment Research & Management Company


<F63>Average annual total returns ended October 31, 1995 for Portico Special
Growth Fund are as follows:1 yr:25.8%; 3 yrs:14.5%; 5 yrs: 21.2%; Inception (12/28/89):15.7%. Average annual total returns for the same period for Portico Bond IMMDEX/TM Fund are:1 yr:16.3%; 3 yrs:8.2%; 5 yrs:10.2%; Inception (12/29/89):9.4%. In the best interest of investors and to keep the integrity of the Fund in place, Portico MicroCap Fund closed on December 5, 1995. For more complete information about Portico Bond IMMDEX/TM Fund, including charges and expenses, obtain a prospectus by calling the Portico Funds Center at 1-800-982-8909. Read it carefully before you invest or send money.


                                  BALANCED FUND
Portico Balanced Fund had an outstanding year for the fiscal year ended October 31, 1995, appreciating 19.8%. This rise in market value was due to strong gains in both the equity and fixed-income component of the portfolio. Specifically, modest price/earnings ratio expansion and strong corporate profits caused equities in the Fund to appreciate 24.6%. The bonds in the portfolio had one of their best 12 month periods, rising 17.2%, as interest rates receded over 1.5% from last year's highs.

For comparison purposes, over the most recent fiscal year, the S&P 500 Index increased 26.4%, the Russell Midcap Index increased 23.3%, and the Lehman Brothers Government/Corporate Bond Index was up 16.2%. Portfolio performance was lead by a 48.4% gain in financial stock holdings. Outstanding performers in this sector included Green Tree Financial Corporation, First USA, Inc., The Charles Schwab Corporation, and MGIC Investment Corporation. Healthcare stocks in the Fund performed admirably as fears over draconian proposals in Washington never materialized. Large gainers included health maintenance organizations, Foundation Health Corporation, Oxford Health Plans, and Healthsource, Inc., as well as strong appreciation in Cordis Corporation, Columbia/HCA Healthcare Corporation, and Surgical Care Affiliates, Inc. The only sector that had down performance for the 12 months was transportation as a couple of our trucking holdings experienced weak business trends.

On the fixed-income side, we met our goal of tracking and outperforming the Fund's benchmark, the Lehman Brothers Government/Corporate Bond Index. Overall fixed-income performance in the Fund can be attributed to added value work in three broad areas: issue selection, sector allocation, and yield curve positioning. Overweighted positions in the finance, banking and brokerage sectors along with our asset-backed exposure contributed to performance. Yield curve positioning, overweighting the four-year bond and 20-year maturity areas, also played an important role in Fund performance.

The outlook for the new fiscal year is quite positive predicated on our belief that inflation will increase only 1-2%, and gross domestic product will slow to 1-2%. We think this economic backdrop will cause interest rates to decline an additional .5% and provide the fuel for appreciation in both fixed income and equities. Given a slowdown in corporate profits, the Balanced Fund continues to emphasize more defensive sectors such as finance and healthcare, while being underweighted in basic materials and energy. Based on the strong earnings outlook of the companies in the portfolio and quite reasonable valuations, near term we do not anticipate any major changes in the Fund's current asset allocation of 63% equities, 34% fixed income, and 3% money market instruments. We appreciate your continued support and confidence in Portico Balanced Fund.

R. Bart Wear, CFA
Teresa R. Westman, CFA
Portfolio Managers
Firstar Investment Research &Management Company

PORTFOLIO MANAGER PROFILE
R. Bart Wear, CFA, Senior Vice President and Senior Portfolio Manager of Firstar Investment Research & Management Company (FIRMCO) and Teresa R. Westman, CFA, Senior Vice President and Senior Portfolio Manager co-manage the Fund, Teresa since its inception on March 30, 1992, and Bart since January 20, 1994. Bart has been with Firstar since 1983 and has 12 years of investment management experience. He received his BS from Arizona State University in 1982. Teresa has been with Firstar since 1987 and has eight years of investment management experience. Teresa received her BA from Augustana College in 1985 and her MBA from the University of Chicago in 1991. Bart and Teresa are both Chartered Financial Analysts.


                            3/30/92    10/92     10/93     10/94     10/95
                            -------    -----     -----     -----     -----
PORTICO BALANCED FUND        10,000    10,372    11,771    11,662    13,969
LEHMAN BROS.
  GOV'T./CORP. BOND INDEX    10,000    10,747    12,212    11,645    13,527
RUSSELL MIDCAPTM INDEX       10,000    10,621    12,936    13,240    16,325
S&P 500 STOCK INDEX          10,000    10,548    12,124    12,593    15,923

This chart assumes an initial investment of $10,000 made on 3/30/92 (inception). Perform ance reflects fee waivers in effect. In the absence of fee waivers, total return would be reduced. Returns shown include the reinvestment of all dividends and other distributions. Past perform ance is not predictive of future performance. Investment return and principal value will fluc tuate, so that your shares, when redeemed, may be worth more or less than their original cost.

                       AVERAGE ANNUAL RATE OF RETURN (%)
                       FOR PERIODS ENDED OCTOBER 31, 1995
                     -------------------------------------
                                                     Since Inception
                                1 Year    3 Years        3/30/92
                                ------     ------         ------
PORTICO BALANCED FUND            19.8       10.4           9.8
LEHMAN BROTHERS
  GOV'T./CORP. BOND INDEX <F64>  16.2        8.0           8.8
RUSSELL MIDCAPTM INDEX <F65>     23.3       15.4          14.6
S&P 500 STOCK INDEX <F66>        26.4       14.7          13.9

<F64>The Lehman Brothers Gov't./Corp. Bond Index is an unmanaged market value weighted index measuring both principal price changes of, and income provided by, the underlying universe of securities that comprise the index. Securities included in the index must meet the following criteria:fixed as opposed to variable rate; not less than one year to maturity; minimum outstanding par value of $100 million; and rated investment grade or higher by Moody's, Standard & Poor's, or Fitch, in that order.

<F65> Russell Midcap/TM Index is defined as the lowest 800 companies in the
Russell 1000 Index, as ranked by total market capitalization. The Russell MidcapTM Index accurately captures the medium-sized universe of securities.

<F66>The S&P500 Stock Index is an index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is heavily weighted toward stocks with large market capitalizations and represents approximately two-thirds of the total market value of all domestic common stocks.


An investment cannot be made directly in an index.

Effective at the close of business on January 9, 1995, Portico Funds began to offer Series A (retail) shares and Series Institutional shares. Series A shares, unlike the Series Institutional shares, have a 4% maximum sales load and are subject to an annual 0.25% service organization fee. Performance reflects fee waivers in effect. In the absence of fee waivers, total return would be reduced.

TOP 5 HOLDINGS 10/31/95
------------------------------------------
COLUMBIA/HCA HEALTHCARE CORPORATION   1.6%
FIRST DATA CORPORATION                1.6%
FOUNDATION HEALTH CORPORATION         1.6%
ALCO STANDARD CORPORATION             1.5%
MBNA CORPORATION                      1.3%
Portfolio holdings are subject to change and are not a representation of the Fund's entire portfolio holdings.

TOTAL FUND NET ASSETS 10/31/95
------------------------------------------
$126,383,582




GROWTH AND INCOME FUND
During fiscal year 1995, which was characterized by strong equity and bond markets, Portico Growth and Income Fund's investment performance (25.0%) outpaced both the Lipper Growth and Income (20.0%) and Equity Income (17.9%) mutual fund indices (Lipper Analytical Services provides mutual fund performance analysis). The Fund, however, trailed the return of the S&P 500 Index and the Wilshire Top 750 Index due to its limited exposure to the technology sector (technology was the strongest sector of the S&P 500, up 48.5%). The Growth and Income Fund maintained an average 4% weighting in technology, one-fourth of the S&P 500 weighting, reflecting the requirement that all securities in the portfolio provide income.

Additional criteria used to select companies for Portico Growth and Income Fund are:
-growth in earnings and dividends per share greater than the average company as measured by the S&P 500 Stock Index
-strong balance sheets which enable growth in company operations without shareowner dilution, as well as the opportunity for share repurchases -opportunity for profit margin expansion through productivity improvements -management incentives tied to company performance.

During the year, we have increased the Fund's exposure to companies which benefit from a decline in interest rates, such as Norwest Corporation (banking), Western National Corp. (insurance) and real estate investment trusts (REITs). We also purchased and/or added to positions in companies which should demonstrate steady growth in an environment of modest economic growth (i.e. companies which generally are immune to the economic cycle). These companies include H&R Block, Inc. (income tax preparation and on-line services); Service Corporation International (funeral services); Frontier Corporation (integrated telecommunications); and Duracell Inc. (alkaline batteries).

Given the strong appreciation in the overall market, many securities were eliminated or cut-back during the year as they reached our price targets (i.e. traded at price-to-earnings multiples that exceeded their long-term growth rates). Sales included holdings such as Colgate-Palmolive Company, American General Corporation, RR Donnelly & Sons Company, Harcourt General, Inc., DillardsDepartment Stores, Inc., and Hercules, Inc.

The outlook for the next six months reflects a "tug-of-war" between lower interest rates (low inflation and modest economic growth would dictate lower rates) and decelerating earnings growth for the S&P 500. Key to the Fund's performance will be investing in companies that can weather slower economic growth with above-average increases in earnings. By consistently employing the underlying investment philosophy of Portico Growth and Income Fund mentioned above, we feel the Fund is well-positioned to achieve these objectives and benefit long-term investors.

Finally, we are pleased to report that the Fund's lead research analyst, Maya Bittar, was recently promoted to co-manage the Fund. Maya's investment experience and her contributions have been instrumental in adding value to the portfolio.

Marian E. Zentmyer, CFA, CFP
Maya K. Bittar, CFA
Portfolio Managers
Firstar Investment Research & Management Company

PORTFOLIO MANAGER PROFILE
Marian E. Zentmyer, CFA, CFP, Senior Vice President and Senior Portfolio Manager of Firstar Investment Research & Management Company (FIRMCO) and Maya K. Bittar, CFA, Vice President and Portfolio Manager co-manage the Fund, Marian since February 22, 1993, and Maya since October 1, 1995. Marian has been with Firstar since 1982 and has 17 years of investment manage ment experience. She received her BA from Stanford University in 1978. Maya has been with Firstar since 1993 and has 3 years of investment management experience. She received her BBA in 1985 and her MBA and MS in 1991from the University of Wisconsin. Marian is a Chartered Financial Analyst and a Certified Financial Planner. Maya is a Chartered Financial Analyst.


                      12/29/89  10/90   10/91   10/92  10/93    10/94    10/95
                      --------  -----   -----   -----  -----    -----    -----
PORTICO GROWTH AND
  INCOME FUND           10,000  9,304   11,688 12,368  13,596   13,846  17,307
WILSHIRE TOP 750 INDEX  10,000  8,722   11,859 13,063  15,055   15,534  19.725
S&P 500 STOCK INDEX     10,000  8,855   11,821 12,999  14,941   15,519  19,622
LIPPER GROWTH &
  INCOME INDEX          10,000  8,612   11,499 12,523  14,964   15,437  18,518
LIPPER EQUITY
  INCOME INDEX          10,000  8,810   11,480 12,623  15,135   15,462  18,232

This chart assumes an initial investment of $10,000 made on 12/29/89 (inception). Performance reflects fee waivers in effect. In the absence of fee waivers, total return would be reduced. Returns shown include the reinvestment of all dividends and other distributions. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost.

                       AVERAGE ANNUAL RATE OF RETURN (%)
                       FOR PERIODS ENDED OCTOBER 31, 1995
                     -------------------------------------
                                                             Since Inception
                                 1 Year  3 Years    5 Years      12/29/89
                                 ------   ------     ------      --------
PORTICO GROWTH AND INCOME FUND    25.0     11.9       13.2          9.9
WILSHIRE TOP 750 INDEX<F67>       27.0     14.7       17.7         12.4
S&P 500 STOCK INDEX<F68>          26.4     14.7       17.3         12.3
LIPPER GROWTH & INCOME INDEX<F69> 20.0     13.9       16.6         11.1
LIPPER EQUITY INCOME INDEX<F69>   17.9     13.0       15.7         10.8

<F67>The Wilshire Top 750 Index, an unmanaged index, consists of the largest 750 companies in the Wilshire 5000 Stock Index and extends down to approximately the $1 billion market capitalization level.

<F68>The S&P500 Stock Index is an index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is heavily weighted toward stocks with large market capitalizations and represents approx i mately two-thirds of the total market value of all domestic common stocks.

<F69>The Lipper Growth &Income and Equity Income Indices are equally weighted indices of the 30 largest mutual funds within their respective investment objective categories, adjusted for the reinvestment of capital gains distributions and income dividends.

An investment cannot be made directly in an index.

Effective at the close of business on January 9, 1995, Portico Funds began to offer Series A (retail) shares and Series Institutional shares. Series A shares, unlike the Series Institutional shares, have a 4% maximum sales load and are subject to an annual 0.25% service organization fee. Performance reflects fee waivers in effect. In the absence of fee waivers, total return would be reduced.

TOP 5 HOLDINGS 10/31/95
----------------------------------------
ALCO STANDARD CORPORATION           3.7%
PFIZER, INC.                        2.7%
H&R BLOCK, INC.                     2.6%
TYCO INTERNATIONAL, LTD.            2.5%
DIEBOLD, INC.                       2.5%
Portfolio holdings are subject to change and are not a representation of the Fund's entire portfolio holdings.

TOTAL FUND NET ASSETS 10/31/95
----------------------------------------
$205,175,904



                               EQUITY INDEX FUND
Portico Equity Index Fund seeks to provide investment returns, before Fund expenses, comparable to the price and yield performance of publicly traded stocks in the aggregate, as represented by the S&P 500 Index. The Fund does not use traditional methods of financial and market analysis when making purchase and sale decisions; rather, the Fund invests primarily in common stocks that comprise the S&P 500 Stock Index in proportion with their relative capitalization and sector weightings.

Portico Equity Index Fund's net asset value of $41.08 on October 31, 1995 represents a return of 26.0% for the twelve months then ended, as compared to the S&P 500's return of 26.4% over the same period.

As we have stated in previous reports, we believe that by applying a capitalization weighting and sector balancing technique, we will maintain the Fund's investment portfolio so it reasonably tracks the performance of the S&P 500 Stock Index.

Daniel A. Tranchita, CFA
Portfolio Manager
Firstar Investment Research &Management Company


PORTFOLIO MANAGER PROFILE
Daniel A. Tranchita, CFA, Vice President and Portfolio Manager of Firstar Investment Research &Management Company (FIRMCO) has managed the Fund since July 1, 1992. Dan has been with Firstar since 1989 and has 6 years of investment management experience. He received his BAin 1987 and his MBA in 1989 from Marquette University. Dan is a Chartered Financial Analyst.


                          12/29/89 10/90  10/91   10/92   10/93   10/94  10/95
                          -------- -----  -----   -----   -----   -----  -----
PORTICO EQUITY INDEX FUND  10,000  8,854  11,767  12,869 14,644  15,157  19,101
S&P 500 STOCK INDEX        10,000  8,855  11,821  12,999  4,941  15,519  19,622

This chart assumes an initial investment of $10,000 made on 12/29/89 (inception). Performance reflects fee waivers in effect. In the absence of fee waivers, total return would be reduced. Returns shown include the reinvestment of all dividends and other distributions. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost.

                       AVERAGE ANNUAL RATE OF RETURN (%)
                       FOR PERIODS ENDED OCTOBER 31, 1995
                       ----------------------------------
                                                              Since Inception
                                1 Year    3 Years    5 Years      12/29/89
                                ------    -------    -------      --------
PORTICO EQUITY INDEX FUND        26.0       14.1      16.6          11.7
S&P 500 STOCK INDEX<F70>         26.4       14.7      17.3          12.3


<F70>The S&P500 Stock Index is an index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is heavily weighted toward stocks with large market capitalizations and represents approximately two-thirds of the total market value of all domestic common stocks.

An investment cannot be made directly in an index.

Effective at the close of business on January 9, 1995, Portico Funds began to offer Series A (retail) shares and Series Institutional shares. Series A shares, unlike the Series Institutional shares, have a 4% maximum sales load and are subject to an annual 0.25% service organization fee. In addition, the purchase price adjustment on the Fund will no longer be applied to either the Series A or Series Institutional shares. The performance for the Series Institutional shares have been restated to reflect the elimination of the purchase price adjustment. Performance reflects fee waivers in effect. In the absence of fee waivers, total return would be reduced.

TOP 5 HOLDINGS 10/31/95
----------------------------------------
GENERAL ELECTRIC COMPANY            2.4%
AT&TCORPORATION                     2.2%
EXXON CORPORATION                   2.1%
COCA-COLA COMPANY                   2.0%
PHILIP MORRIS COMPANIES, INC.       1.6%
Portfolio holdings are subject to change and are not a representation of the Fund's entire portfolio holdings.

TOTAL FUND NET ASSETS 10/31/95
----------------------------------------
$156,769,229

                              MIDCORE GROWTH FUND
Market conditions for growth stocks over the fiscal year ended October 31, 1995 have been quite favorable. Specifically, a decline in interest rates caused price/earnings ratio expansion, corporate profits increased more than 20% (among the highest on record in 40 years according to Sanford Bernstein Research), and cash flow from individuals into equity mutual funds was extremely positive.

In line with this, Portico MidCore Growth Fund's performance for the fiscal year ended October 31, 1995, while lagging that of the Wilshire Top 750 and the S&P 500, was still attractive at 19.6% (vs. 27.0% and 26.4%, respectively). The reason the Fund underperformed the indices was largely due to its technology weighting - which returned 19.5% vs. the S&P 500's 48.5%. In addition, MidCore Growth Fund's near double weighting in consumer cyclicals (which gained only 14.4%) held back returns.

Over the past twelve months, the Fund increased its capital goods weighting from 7.6% to 10.6%, modestly reduced its weighting in consumer cyclicals and finance, and increased its exposure to the healthcare industry. Stocks in the portfolio which performed well during this time period included Microsoft Corporation, Staples, Inc., MBNA Corporation and Nike, Inc. Companies in the Fund which are positioned to take advantage of a slower economic environment include CUC International, Inc., Thermo Electron Corporation, Alco Standard Corporation and Columbia/HCA Healthcare Corporation. These companies should be able to grow in this type of environment because they have the financial flexibility which allows them to make additional acquisitions.

We believe global competitive pricing pressure exists in almost all industries. In addition, given productivity gains in corporate America over the past year, we believe operating margins for most companies are at their highest level in a couple of decades, making profits vulnerable if revenues decelerate. These two factors have caused us to focus on revenue growth, rather than margin expansion, for future earnings growth and to focus on companies with dominant market share and low cost positions. This allows them to more successfully gain market share at the expense of marginal competitors.

Of Portico MidCore Growth Fund's current top 15 holdings, only one has been in the best performing sector: technology. We interpret this to mean the portfolio has a number of securities which have future appreciation potential in front of them rather than the risk associated with holdings that have done extremely well and are ultimately vulnerable to slow earnings comparisons or P/E compression. As a result, we are particularly optimistic about the outlook for Portico MidCore Growth Fund in 1996.

R. Bart Wear, CFA
Portfolio Manager
Firstar Investment Research &Management Company

PORTFOLIO MANAGER PROFILE
R. Bart Wear, CFA, Senior Vice President and Senior Portfolio Manager of Firstar Investment Research &Management Company (FIRMCO) has managed the Fund since its inception on December 29, 1992. Bart has been with Firstar since 1983 and has 12 years of investment management experience. He received his BSfrom Arizona State University in 1982. Bart is a Chartered Financial Analyst.


                                12/29/92       10/93        10/94        10/95
                                --------       -----        -----        -----
PORTICO MIDCORE GROWTH FUND       10,000      10,753       10,813       12,927
WILSHIRE TOP 750 INDEX            10,000      10,951       11,299       14,348
S&P 500 STOCK INDEX               10,000      10,981       11,406       14,422

This chart assumes an initial investment of $10,000 made on 12/29/92 (inception). Performance reflects fee waivers in effect. In the absence of fee waivers, total return would be reduced. Returns shown include the reinvestment of all dividends and other distributions. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost.

                       AVERAGE ANNUAL RATE OF RETURN (%)
                       FOR PERIODS ENDED OCTOBER 31, 1995
                       ----------------------------------
                                               Since Inception
                                     1 Year        12/29/92
                                     ------        --------
PORTICO MIDCORE GROWTH FUND           19.6            9.5
WILSHIRE TOP 750 INDEX<F71>           27.0           13.6
S&P 500 STOCK INDEX<F72>              26.4           13.8

<F71>The Wilshire Top 750 Index, an unmanaged index, consists of the largest 750 companies in the Wilshire 5000 Stock Index and extends down to approximately the $1 billion market capitalization level.

<F72>The S&P500 Stock Index is an index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is heavily weighted toward stocks with large market capitalizations and represents approximately two-thirds of the total market value of all domestic common stocks.

An investment cannot be made directly in an index.

Effective at the close of business on January 9, 1995, Portico Funds began to offer Series A (retail) shares and Series Institutional shares. Series A shares, unlike the Series Institutional shares, have a 4% maximum sales load and are subject to an annual 0.25% service organization fee. Performance reflects fee waivers in effect. In the absence of fee waivers, total return would be reduced.

TOP 5 HOLDINGS 10/31/95
----------------------------------------
FIRST DATA CORPORATION              4.0%
ALCO STANDARD CORPORATION           3.9%
COLUMBIA/HCA HEALTHCARE CORPORATION 3.9%
FOUNDATION HEALTH CORPORATION       3.5%
MBNA CORPORATION                    3.4%
Portfolio holdings are subject to change and are not a representation of the Fund's entire portfolio holdings.

TOTAL FUND NET ASSETS 10/31/95
----------------------------------------
$144,532,801



SPECIAL GROWTH FUND
The economy over the past fiscal year has slowed, allowing for the valuation of persistent earnings growth companies to increase relative to cyclical companies. Portico Special Growth Fund's 25.8% return outpaced the Wilshire MidCap 750 benchmark's return of 21.7%. This outperformance was largely aided by strong 4th quarter results in the HMO sector in which the Fund was overweighted.

In maintaining our investment criteria for the Fund, we continued to add companies to the portfolio which exhibited the following characteristics:
 -long-term, above-average earnings growth
 -low debt/capitalization
 -high return on equity
 -management ownership

New additions to the Fund which fit these criteria included Oxford Health Plans, The Charles Schwab Corporation, Kohl's Corporation, Mirage Resorts, Inc. and U.S. Robotics Corporation. (In particular, Kohl's Corporation is a good model for our buy decision - a retailer that provides exceptional value to consumers and has a proven growth strategy which should benefit the Fund in an economic slowdown.) Holdings which were reduced due to high valuations during the fiscal year included Green Tree Financial Corporation, Advanta Corporation Class B, Xilinx, Inc., and Parametric Technology Company.

Our outlook for Portico Special Growth Fund remains favorable for the next six months as we feel the Fund is well positioned to take advantage of an economic slowdown. We continue to manage the Fund with the same criteria and have the advantage of additional research staff. Looking ahead, as this economic slowdown becomes more evident, the patience of sticking with our persistent quality earnings growth companies will provide an excellent opportunity to reward the Fund. And as always, we seek to concentrate on those companies that meet or exceed our growth projections.

J. Scott Harkness, CFA
Joseph J. Docter, CFA
Mark D. Westman, CFA
Todd M. Krieg
Portfolio Managers
Firstar Investment Research &Management Company

PORTFOLIO MANAGER PROFILE
J. Scott Harkness, CFA, Chief Investment Officer of Firstar Investment Research &Management Company (FIRMCO), Joseph J. Docter, CFA, Senior Vice President and Senior Portfolio Manager, Mark D. Westman, CFA, CPA, Vice President and Portfolio Manager, and Todd M. Krieg, Vice President and Portfolio Manager manage the Fund - Scott and Joe since its inception on December 28, 1989, Mark since January 1994 and Todd since September 1994. Scott has been with Firstar for 16 years and has more than 17 years of investment management experience. He received his BA from the University of Wisconsin in 1977. Joe has been with Firstar since 1984 and has 11 years of investment management experience. He received his BBA and his MBA from the University of Wisconsin in 1981 and 1984, respectively. Mark has been with Firstar for three years and received his BA from Augustana College in 1985 and his MBA from the University of Chicago in 1993. Todd has been with Firstar for three years and received his BA from Williams College in 1983 and a JD from Georgetown University in 1989. Scott, Joe and Mark are all Chartered Financial Analysts.



                    12/28/89  10/90   10/91    10/92    10/93    10/94   10/95
                    --------  -----   -----    -----    -----    -----   -----
PORTICO SPECIAL
  GROWTH FUND         10.000  8,953  14,346   15,617   18,138   18,641  23,449
WILSHIRE MIDCAP
  750 INDEX           10,000  7,606  11,627   12,910   16,167   16,680  20,303
S&P 500 STOCK INDEX   10,000  8,855  11,821   12,999   14,941   15,519  19,622

This chart assumes an initial investment of $10,000 made on 12/28/89 (inception). Perform ance reflects fee waivers in effect. In the absence of fee waivers, total return would be reduced. Returns shown include the reinvestment of all dividends and other distributions. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost.

                       AVERAGE ANNUAL RATE OF RETURN (%)
                       FOR PERIODS ENDED OCTOBER 31, 1995
                       ----------------------------------
                                                             Since Inception
                                1 Year    3 Years   5 Years      12/28/89
                                ------    -------   -------      --------
PORTICO SPECIAL GROWTH FUND      25.8      14.5       21.2         15.7
WILSHIRE MIDCAP 750 INDEX <F73>  21.7      16.3       21.7         12.9
S&P 500 STOCK INDEX<F74>         26.4      14.7       17.3         12.3

<F73>The Wilshire MidCap 750 Index, an unmanaged index, is an overlay of large and small company universes and consists of companies 501 to 1250 of the Wilshire 5000 Stock Index. Market capitalization range of MidCap 750 is from $450 million to $1.7 billion.

<F74>The S&P 500 Stock Index is an index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is heavily weighted toward stocks with large market capitalizations and represents approximately two-thirds of the total market value of all domestic common stocks.

An investment cannot be made directly in an index.

Effective at the close of business on January 9, 1995, Portico Funds began to offer Series A (retail) shares and Series Institutional shares. Series A shares, unlike the Series Institutional shares, have a 4% maximum sales load and are subject to an annual 0.25% service organization fee. Performance reflects fee waivers in effect. In the absence of fee waivers, total return would be reduced.

TOP 5 HOLDINGS 10/31/95
----------------------------------------
OXFORD HEALTH PLANS                 2.8%
THE CHARLES SCHWAB CORPORATION      2.4%
LOEWEN GROUP, INC.                  2.4%
HEALTHSOURCE, INC.                  2.4%
PACIFICARE HEALTH SYSTEMS           2.3%
Portfolio holdings are subject to change and are not a representation of the Fund's entire portfolio holdings.

TOTAL FUND NET ASSETS 10/31/95
----------------------------------------
$521,496,734



                           INTERNATIONAL EQUITY FUND
Portico International Equity Fund seeks capital appreciation through investment in foreign equity securities of small-to-medium sized companies. The Fund uses a different approach to investing relative to our actively managed Portico equity funds. The Fund is comprised of a representative portion of the small-to-medium sized companies found in the Morgan Stanley Capital International Europe, Australia and Far East (EAFE) Index. Instead of focusing on the entire index, the Fund invests in companies with a market capitalization range of $250 million to $5 billion. We believe this slice of the EAFE Index will allow the Fund to concentrate on those stocks with the highest growth potential.

The country allocation is weighted by the Gross Domestic Product (GDP) of each foreign country. This allows the Fund to reduce the overall exposure to Japan while increasing exposure to other countries such as Germany and France. As of October 31, 1995, the International Equity Fund owned 776 companies located throughout Europe and the Pacific Basin. State Street Global Advisors, with over 16 years of international investing experience and $26 billion of international assets under management, is the sub-advisor and handles the trading for the Fund. As a result, the Fund can take advantage of reduced trading and transaction costs.

The structured selection process using GDP weightings and small-to medium-sized market capitalization ranges will not necessarily produce comparable performance to the EAFE Index, as has been the case since the Fund began operations on April 28, 1994. Nevertheless, we believe that long-term performance of small- to medium-sized international firms will provide higher total returns than investments in large international firms of the EAFE Index.

Investing internationally continues to be an effective strategy to diversify your portfolio while offering the potential for attractive returns over the long term.

Daniel A. Tranchita, CFA
Portfolio Manager
Firstar Investment Research &Management Company

PORTFOLIO MANAGER PROFILE
Daniel A. Tranchita, CFA, Vice President and Portfolio Manager of Firstar Investment Research & Management Company (FIRMCO) has managed the Fund since its inception on April 28, 1994. Dan has been with Firstar since 1989 and has 6 years of investment management experience. He received his BAin 1987 and his MBA in 1989 from Marquette University. Dan is a Chartered Financial Analyst.


                                           4/28/94       10/94        10/95
                                          --------       -----        -----
PORTICO INTERNATIONAL EQUITY FUND          10,000         9,995       9,620
MORGAN STANLEY GDP-WEIGHTED EAFE INDEX     10,000        10,103      10,154
MORGAN STANLEY EAFE INDEX                  10,000        10,429      10,390

This chart assumes an initial investment of $10,000 made on 4/28/94 (inception). Perform ance reflects fee waivers in effect. In the absence of fee waivers, total return would be reduced. Returns shown include the reinvestment of all dividends and other distributions. Past perform ance is not predictive of future performance. Investment return and principal value will fluc tuate, so that your shares, when redeemed, may be worth more or less than their original cost.

                       AVERAGE ANNUAL RATE OF RETURN (%)
                       FOR PERIODS ENDED OCTOBER 31, 1995
                       ----------------------------------
                                                          Since Inception
                                            1 Year            4/28/94
                                            ------            -------
PORTICO INTERNATIONAL EQUITY FUND            -3.8               -2.5
GDP EAFE INDEX<F75>                           0.5                1.0
EAFE INDEX<F76>                              -0.4                2.6

<F75>The gross domestic product-weighted Morgan Stanley Capital International
Europe, Australia and Far East Index, ("MSCI GDP EAFE") is an unmanaged index composed of a sample of companies representative of the market structure of 20 European and Pacific Basin countries. The GDP EAFE Index seeks to replicate industry composition of each local market, and a representative sampling of large, medium and small capitalization companies from each local market.

<F76>The MSCI EAFE Index is the most recognized international index and is weighted by market capitalization.

An investment cannot be made directly in an index.

Effective at the close of business on January 9, 1995, Portico Funds began to offer Series A (retail) shares and Series Institutional shares. Series A shares, unlike the Series Institutional shares, have a 4% maximum sales load and are subject to an annual 0.25% service organization fee. In addition, the purchase price adjustment on the Fund will no longer be applied to either the Series A or Series Institutional shares. The performance for the Series Institutional shares have been restated to reflect the elimination of the purchase price adjustment. Performance reflects fee waivers in effect. In the absence of fee waivers, total return would be reduced.

TOP 5 COUNTRIES 10/31/95
----------------------------------------
JAPAN                              34.0%
GERMANY                            15.5%
FRANCE                             10.5%
GREAT BRITAIN                       7.9%
ITALY                               7.7%
Portfolio holdings are subject to change and are not a representation of the Fund's entire portfolio holdings.

TOTAL FUND NET ASSETS 10/31/95
----------------------------------------
$32,820,158

STATEMENT OF ASSETS AND LIABILITIES
(AMOUNTS IN THOUSANDS, EXCEPT PER SHARE DATA)
OCTOBER 31, 1995
                                                     GROWTH AND          EQUITY        MIDCORE           SPECIAL     INTERNATIONAL
                                    BALANCED           INCOME            INDEX          GROWTH           GROWTH         EQUITY
                                      FUND              FUND              FUND           FUND             FUND           FUND
                                    --------         ----------        ---------      ---------         ---------     ----------
ASSETS:
 Investments, at value (cost
  $104,294, $168,068,
  $110,846, $109,839,
  $393,397 and $34,597,
  respectively)                   $125,237           $207,586          $156,546       $144,662         $510,669        $ 32,752
 Foreign currency (cost $156)            -                  -                 -              -                -             159
 Income receivable                     673                293               255             66              246              66
 Capital shares sold                     9                172                84             12               91              12
 Receivable for securities sold        823                  -                 -            514           10,986             125
 Receivable for foreign
  currency purchased                     -                  -                 -              -                -             140
 Other assets                           16                  4                 8             10                4              67
                                   -------            -------           -------        -------          -------          ------


  Total Assets                     126,758            208,055           156,893        145,264          521,996          33,321
                                   -------            -------           -------        -------          -------          ------


LIABILITIES:
 Payable for securities
  purchased                            277              2,697                 -            608               71             266
 Payable for foreign
  currency purchased                     -                  -                 -              -                -             140
 Payable to affiliates                  80                161                57            100              392              58
 Accrued expenses and
  other liabilities                     17                 21                67             23               36              37
                                   -------            -------           -------        -------          -------          ------


  Total Liabilities                    374              2,879               124            731              499             501
                                   -------            -------           -------        -------          -------          ------


NET ASSETS                        $126,384           $205,176          $156,769       $144,533         $521,497        $ 32,820
                                   =======            =======           =======        =======          =======         =======
NET ASSETS CONSIST OF:
 Capital stock                    $102,869           $156,704          $109,821       $114,781         $347,916        $ 33,840
 Undistributed net
  investment income (loss)             226                175               245            (1)                -             156
 Undistributed accumulated
 net realized
 gains (losses) on:
  Investments                        2,346              8,779               972        (5,070)           56,309             666
 Unrealized net appreciation
 (depreciation) on:
  Investments                       20,943             39,518            45,700         34,823          117,272         (1,845)
  Futures contracts                      -                  -                31              -                -               -
  Foreign currency                       -                  -                 -              -                -               3
                                   -------            -------           -------        -------          -------         -------


  Total Net Assets                $126,384           $205,176          $156,769       $144,533         $521,497        $ 32,820
                                  ========           ========          ========       ========         ========        ========
SERIES A:
 Net assets                       $ 21,832           $ 42,424          $ 18,663       $ 10,105         $ 87,269        $  1,633
 Shares authorized
  ($.0001 par value)               500,000            500,000           500,000        500,000          500,000         500,000
 Shares issued and
  outstanding                          843              1,536               454            395            2,108              85
 Net asset value and
  redemption price
  per share<F77>                    $25.89             $27.62            $41.07         $25.58           $41.40          $19.15
                                   =======            =======           =======        =======          =======         =======
 Maximum offering
  price per share<F77>              $26.97             $28.77            $42.78         $26.65           $43.13          $19.95
                                   =======            =======           =======        =======          =======         =======
SERIES INSTITUTIONAL:
 Net assets                       $104,552           $162,752          $138,106       $134,428         $434,228        $ 31,187
 Shares authorized
  ($.0001 par value)               500,000            500,000           500,000        500,000          500,000         500,000
 Shares issued and
  outstanding                        4,036              5,891             3,362          5,250           10,470           1,625
 Net asset value,
  redemption price and
  offering price
  per share<F77>                    $25.90             $27.63            $41.08         $25.61           $41.47          $19.19
                                   =======            =======           =======        =======          =======         =======

<F77>Amounts may not recalculate due to rounding.

                                               See notes to the financial statements.



STATEMENT OF CHANGES IN NET ASSETS, PART 1
(AMOUNTS IN THOUSANDS)
                                      BALANCED FUND      GROWTH AND INCOME FUND
                                     ---------------        ----------------
                                   YEAR ENDED OCT. 31,    YEAR ENDED OCT. 31,
                                   -------------------     ------------------
                                      1995        1994        1995       1994
                                      ----        ----        ----       ----

OPERATIONS:
 Net investment income (loss)     $   2,444     $ 1,817   $  2,975    $  3,075
 Net realized gain (loss) on:
  Investments                         3,757     (1,339)      8,861       4,230
  Foreign currency                        -           -          -           -
 Change in unrealized
 appreciation (depreciation) on:
  Investments                        14,596     (1,391)     28,643     (4,285)
  Foreign currency                        -           -          -           -
                                    -------     -------    -------     -------

 Net increase (decrease) in
  net assets resulting from
  operations                         20,797       (913)     40,479       3,020
                                     ------       -----     ------       -----


CAPITAL SHARE TRANSACTIONS:
 Shares sold                         51,996      28,851     39,149      34,645
 Shares issued to owners in
  reinvestment of dividends           2,325       1,738      6,778       6,597
                                      -----       -----      -----       -----
                                     54,321      30,589     45,927      41,242

 Shares redeemed                   (41,011)    (15,322)   (38,029)    (33,938)
                                   --------    --------   --------    --------
 Net increase                        13,310      15,267      7,898       7,304
                                     ------      ------      -----       -----


DISTRIBUTIONS TO SHAREOWNERS<F78>:
 From net investment income           (540)     (1,796)      (925)     (2,975)
 From net realized gains                  -           -    (4,244)     (4,000)
                                      -----      ------    -------     -------

                                      (540)     (1,796)    (5,169)     (6,975)
                                      -----     -------    -------     -------


DISTRIBUTIONS TO SERIES A
SHAREOWNERS<F78>:
 From net investment income           (285)           -      (374)           -
                                      -----     -------      -----     -------


DISTRIBUTIONS TO SERIES
INSTITUTIONAL SHAREOWNERS<F78>:
 From net investment income         (1,555)           -    (1,711)           -
 From net realized gains                  -           -          -           -
                                     ------      ------     ------     -------

                                    (1,555)           -    (1,711)           -
                                    -------     -------    -------    --------


TOTAL INCREASE IN NET ASSETS         31,727      12,558     41,123       3,349

NET ASSETS:
 Beginning of period                 94,657      82,099    164,053     160,704
                                     ------      ------    -------     -------


 End of period (including
  undistributed net
  investment income
  (loss) of $226, $146,
  $175, $165, $245,
  $149, $(1), $50, $0,
  $0, $156 and
  $43, respectively)               $126,384     $94,657   $205,176    $164,053
                                    =======     =======    =======     =======



STATEMENT OF CHANGES IN NET ASSETS, PART 2
(AMOUNTS IN THOUSANDS)

                                    EQUITY INDEX FUND     MIDCORE GROWTH FUND
                                   -------------------      ---------------
                                   YEAR ENDED OCT. 31,    YEAR ENDED OCT. 31,
                                   -------------------        ------------
                                      1995        1994        1995       1994
                                      ----        ----        ----       ----

OPERATIONS:
 Net investment income (loss) $ 2,949 $ 2,017 $ 145 $ 305 Net realized gain (loss) on:
  Investments                         1,377         338      2,657     (4,766)
  Foreign currency                        -           -          -           -
 Change in unrealized appreciation
 (depreciation) on:
  Investments                        26,047       1,004     20,823       4,961
  Foreign currency                        -           -          -           -
                                     ------      ------     ------      ------

 Net increase (decrease) in
  net assets
  resulting from operations          30,373       3,359     23,625         500
                                     ------       -----     ------         ---


CAPITAL SHARE TRANSACTIONS:
 Shares sold                         43,586      44,189     49,755      45,282
 Shares issued to owners in
  reinvestment of dividends           2,893       1,769        222         214
                                      -----       -----        ---         ---

                                     46,479      45,958     49,977      45,496

 Shares redeemed                   (24,547)    (23,637)   (42,006)    (17,031)
                                   --------    --------   --------    --------

 Net increase                        21,932      22,321      7,971      28,465
                                     ------      ------      -----      ------


DISTRIBUTIONS TO SHAREOWNERS<F78>:
 From net investment income           (731)     (1,937)      (137)       (235)
 From net realized gains              (201)           -          -           -
                                      -----     -------      -----       -----

                                      (932)     (1,937)      (137)       (235)
                                      -----     -------      -----       -----


DISTRIBUTIONS TO SERIES A
 SHAREOWNERS<F78>:
 From net investment income           (226)           -        (1)           -
                                      -----      ------        ---       -----


DISTRIBUTIONS TO SERIES
 INSTITUTIONAL SHAREOWNERS<F78>:
 From net investment income         (1,941)           -      (122)           -
 From net realized gains                  -           -          -           -
                                     -----       ------      -----       -----

                                    (1,941)           -      (122)           -
                                    -------      ------      -----       -----


TOTAL INCREASE IN NET ASSETS         49,206      23,743     31,336      28,730

NET ASSETS:
 Beginning of period                107,563      83,820    113,197      84,467
                                    -------      ------    -------      ------


 End of period (including
  undistributed net
  investment income
  (loss) of $226, $146,
  $175, $165, $245,
  $149, $(1), $50, $0, $0,
  $156 and $43, respectively)      $156,769    $107,563   $144,533    $113,197
                                    =======     =======    =======     =======



STATEMENT OF CHANGES IN NET ASSETS, PART 3
(AMOUNTS IN THOUSANDS)

                                                               INTERNATIONAL
                                     SPECIAL GROWTH FUND        EQUITY FUND
                                    --------------------       -------------
                                                                     APRIL 28,
                                         YEAR ENDED                     1994
                                         OCT. 31,         YEAR ENDED   THROUGH
                                     -----------------     OCT. 31,    OCT. 31,
                                      1995       1994        1995        1994
                                      ----       ----        ----        ----

OPERATIONS:
 Net investment income (loss) $ (148) $ 476 $ 165 $ 43 Net realized gain (loss) on:
  Investments                        57,101       6,275        463           8
  Foreign currency                        -           -        225        (28)
 Change in unrealized
 appreciation (depreciation) on:
  Investments                        49,078       4,233    (1,826)        (19)
  Foreign currency                        -           -          1           2
                                     ------      ------     ------      ------

 Net increase (decrease) in
  net assets
  resulting from operations         106,031      10,984      (972)           6
                                    -------      ------      -----      ------


CAPITAL SHARE TRANSACTIONS:
 Shares sold                        130,385     209,100     12,055      24,430
 Shares issued to owners in
  reinvestment of dividends           2,330         436         59           -
                                    -------     -------     ------      ------

                                    132,715     209,536     12,114      24,430

 Shares redeemed                  (110,262)   (171,571)    (2,015)       (680)
                                  ---------   ---------    -------       -----

 Net increase                        22,453      37,965     10,099      23,750
                                     ------      ------     ------      ------


DISTRIBUTIONS TO SHAREOWNERS<F78>:
 From net investment income               -       (495)       (55)           -
 From net realized gains            (2,526)           -        (8)           -
                                    -------       -----       ----      ------

                                    (2,526)       (495)       (63)           -
                                    -------       -----       ----      ------


DISTRIBUTIONS TO SERIES A
 SHAREOWNERS<F78>:
 From net investment income               -           -          -           -
                                     ------      ------     ------      ------


DISTRIBUTIONS TO SERIES
 INSTITUTIONAL SHAREOWNERS<F78>:
 From net investment income               -           -          -           -
 From net realized gains               (45)           -          -           -
                                       ----        ----      -----       -----

                                       (45)           -          -           -
                                       ----        ----      -----       -----


TOTAL INCREASE IN NET ASSETS        125,913      48,454      9,064      23,756

NET ASSETS:
 Beginning of period                395,584     347,130     23,756           -
                                    -------     -------     ------      ------
 End of period (including
  undistributed
  net investment income
  (loss) of $226, $146,
  $175, $165, $245,
  $149, $(1), $50, $0, $0,
  $156 and $43, respectively)      $521,497    $395,584    $32,820     $23,756
                                    =======     =======    =======     =======

<F78>On January 9, 1995, all previously existing series of shares of each Fund were reclassified as Series A shares. Effective January 9, 1995, Institutional shareowners exchanged their Series A shares for the Funds' Institutional series shares. Distributions to shareowners from net investment income and net realized gains reflect activity for the Funds for the period November 1, 1994 through January 9, 1995 and for each Fund's respective class of shares for the period from January 10, 1995 through October 31, 1995.

                     See notes to the financial statements.



FINANCIAL HIGHLIGHTS, PART 1

                                               BALANCED FUND
                        ------------------------------------------------------
                               Year
                               ended
                            October 31,            Year ended        March 30,
                             1995<F82>             October 31,       1992<F79>
                                                                      through
                         Series     Series     -----------------      Oct. 31,
                           A    Institutional   1994       1993         1992
                         ------ -------------   ----       ----         ----
Per Share Data:
Net asset value,
 beginning of period    $22.10     $22.10      $22.76     $20.49       $20.00

Income from investment
operations:
 Net investment income    0.49       0.53        0.44       0.47         0.28

 Net realized and
  unrealized gains
  (losses) on securities  3.77       3.78      (0.66)       2.27         0.44
                          ----       ----      ------       ----         ----

 Total from investment
  operations              4.26       4.31      (0.22)       2.74         0.72
                          ----       ----      ------       ----         ----


Less distributions:
 Dividends from net
  investment income     (0.47)     (0.51)      (0.44)     (0.47)       (0.23)
 Distributions from
  capital gains              -          -           -          -            -
                         -----      -----      ------     ------       ------

 Total distributions    (0.47)     (0.51)      (0.44)     (0.47)       (0.23)
                        ------     ------      ------     ------       ------


Net asset value,
 end of period          $25.89     $25.90      $22.10     $22.76       $20.49
                        ======     ======      ======     ======       ======

Total return<F83><F84>  19.55%     19.79%     (0.93)%     13.49%        3.72%

Supplemental data and
ratios:
 Net assets, in
  thousands,
  end of period        $21,832   $104,552     $94,657    $82,099      $45,653
 Ratio of net expenses
  to average net
  assets<F85>            0.94%      0.75%       0.75%      0.75%        0.75%
 Ratio of net
  investment income
  to average net
  assets<F85>            2.05%      2.24%       2.03%      2.24%        2.48%

 Portfolio turnover
  rate<F86>             61.87%     61.87%      59.77%     71.60%       29.04%




FINANCIAL HIGHLIGHTS, PART 2
                                     GROWTH AND INCOME FUND
                  -----------------------------------------------------------
                            Year ended
                           October 31,                                  Dec. 29,
                            1995<F82>                                  1989<F79>
                       -------------------    Year ended October 31,    through
                     Series   Series         -------------------------  Oct. 31,
                       A  Institutional    1994  1993<F80> 1992   1991   1990
                     ---- -------------    ----    ----    ----   ----   ----


Per Share Data:
Net asset value,
 beginning of
  period             $23.09   $23.09   $23.70    $22.27   $21.72  $17.99  $20.00

Income from
investment
operations:
 Net investment
  income               0.37     0.42     0.43     0.56     0.69     0.79    0.69

 Net realized and
  unrealized
  gains (losses) on
  securities           5.14     5.14    (0.03)    1.63     0.56    3.75   (2.05)
                       ----     ----    ------    ----     ----    ----   ------

 Total from
  investment
  operations           5.51     5.56     0.40     2.19     1.25    4.54   (1.36)
                       ----     ----     ----     ----     ----    ----   ------


Less distributions:
 Dividends from net
  investment income  (0.38)   (0.42)   (0.42)    (0.57)   (0.70)  (0.81)  (0.65)
 Distributions from
  capital gains      (0.60)   (0.60)   (0.59)    (0.19)        -       -      -
                     ------   ------   ------    ------    -----   -----   -----

 Total distributions (0.98)   (1.02)   (1.01)    (0.76)   (0.70)  (0.81)  (0.65)
                     ------   ------   ------   ------    ------  ------  ------


Net asset value,
 end of period       $27.62   $27.63   $23.09    $23.70   $22.27  $21.72  $17.99
                     ======    =====    =====     =====    =====   =====   =====

Total return<F83><F84>24.75%  25.00%    1.84%     9.93%    5.82%  25.63% (6.96)%

Supplemental data
and ratios:
 Net assets, in
  thousands,
  end of period     $42,424 $162,752 $164,053 $160,704 $135,713 $103,414 $65,741
 Ratio of net
  expenses
  to average
  net assets<F85>     1.09%    0.90%    0.90%    0.88%    0.75%    0.75%   0.74%

 Ratio of net
  investment income
  to average net
  assets<F85>         1.51%    1.70%    1.89%    2.44%    3.16%    3.93%   4.39%

 Portfolio turnover
  rate<F86>          47.85%   47.85%   56.85%   86.24%   31.25%   28.05%  49.85%



FINANCIAL HIGHLIGHTS, PART 3

                                       EQUITY FUND INDEX
                  -----------------------------------------------------------
                         Year ended
                         October 31,                                   Dec. 29,
                          1995<F82>                                    1989<F79>
                      -----------------     Year ended October 31,      through
                      Series  Series    ------------------------------ Oct. 31,
                        A Institutional 1994      1993  1992<F81>  1991    1990
                        - ------------- ----      ----  ----       ----    ----


Per Share Data:
Net asset value,
 beginning of
 period              $33.41   $33.41   $33.04   $29.72   $27.87  $21.63  $25.00

Income from
investment
operations:
 Net investment
  income               0.70     0.76     0.77     0.75     0.73    0.73    0.59

 Net realized and
  unrealized
  gains (losses)
  on securities        7.70     7.71     0.35     3.32     1.86    6.31  (3.41)
                       ----     ----     ----     ----     ----    ----  ------

 Total from
  investment
  operations           8.40     8.47     1.12     4.07     2.59    7.04  (2.82)
                       ----     ----     ----     ----     ----    ----  ------


Less distributions:
 Dividends from
  net investment
  income             (0.68)   (0.74)   (0.75)   (0.75)   (0.73)  (0.74)  (0.55)
 Distributions from
  capital gains      (0.06)   (0.06)        -        -   (0.01)  (0.06)       -
                     ------   ------    -----    -----   ------  ------   -----

 Total distributions (0.74)   (0.80)   (0.75)   (0.75)   (0.74)  (0.80)  (0.55)
                     ------   ------   ------   ------   ------  ------  ------


Net asset value,
  end of period      $41.07   $41.08   $33.41   $33.04   $29.72  $27.87  $21.63
                     ======   ======   ======   ======   ======   =====   =====

Total return<F83><F84>25.79%  26.02%    3.51%   13.79%    9.36%  32.90%(11.46)%

Supplemental data
and ratios:
 Net assets, in
  thousands, end
  of period         $18,663 $138,106 $107,563  $83,820  $81,070 $51,481 $35,569
 Ratio of net
  expenses
  to average
  net assets<F85>     0.66%    0.46%    0.50%    0.50%    0.50%   0.50%   0.49%

 Ratio of net
  investment income
  to average net
  assets<F85>         2.14%    2.34%    2.38%    2.32%    2.48%   2.82%   3.01%

 Portfolio turnover
  rate<F86>           4.61%    4.61%   13.28%   13.78%    5.50%   1.38%   9.09%



FINANCIAL HIGHLIGHTS, PART 4

                                            MIDCORE GROWTH FUND
                            ---------------------------------------------------
                                                                    Dec. 29,
                             October 31, 1995<F82>       Year       1992<F79>
                            -----------------------     ended        through
                             Series        Series      Oct. 31,     Oct. 31,
                                A      Institutional     1994         1993
                                -      -------------     ----         ----


Per Share Data:
Net asset value,
 beginning of period         $21.47       $21.47       $21.40        $20.09

Income from investment
operations:
 Net investment income       (0.02)         0.03         0.06          0.09

 Net realized and
  unrealized
  gains (losses)
  on securities                4.16         4.16         0.06          1.32
                               ----         ----         ----          ----

 Total from investment
  operations                   4.14         4.19         0.12          1.41
                               ----         ----         ----          ----


Less distributions:
 Dividends from net
  investment income          (0.03)       (0.05)       (0.05)        (0.10)
 Distributions from
  capital gains                   -            -            -             -
                              -----        -----        -----         -----

 Total distributions         (0.03)       (0.05)       (0.05)        (0.10)
                             ------       ------       ------        ------


Net asset value, end
  of period                  $25.58       $25.61       $21.47        $21.40
                             ======       ======       ======        ======

Total return<F83><F84>       19.31%       19.55%        0.56%         7.53%

Supplemental data
and ratios:
 Net assets, in
  thousands, end
  of period                 $10,105     $134,428     $113,197       $84,467
 Ratio of net expenses
  to average net
  assets<F85>                 1.09%        0.90%        0.88%         0.89%
 Ratio of net investment
  income
  to average
  net assets<F85>           (0.06)%        0.13%        0.30%         0.57%

 Portfolio turnover
  rate<F86>                  49.84%       49.84%       33.24%        46.29%



FINANCIAL HIGHLIGHTS, PART 5

                                        SPECIAL GROWTH FUND
                     ---------------------------------------------------------
                          Year ended                                   Dec. 28,
                    October 31, 1995<F82>                              1989<F79>
                      ------------------    Year ended October 31,      through
                      Series   Series    ----------------------------  Oct. 31,
                        A  Institutional 1994    1993 1992<F81> 1991      1990
                        -  ------------- ----    ---- ----      ----      ----

Per Share Data:
Net asset value,
 beginning of
 period              $33.19   $33.19   $32.34  $28.50   $28.05  $17.72  $20.00

Income from
investment operations:
 Net investment
  income             (0.07)     0.00     0.04    0.07     0.17    0.27    0.22

 Net realized
  and unrealized
  gains (losses)
  on securities        8.49     8.49     0.85    4.47     2.18   10.34  (2.30)
                       ----     ----     ----    ----     ----   -----  ------
 Total from
  investment
  operations           8.42     8.49     0.89    4.54     2.35   10.61  (2.08)
                       ----     ----     ----    ----     ----   -----  ------



Less distributions:
 Dividends from
  net investment
  income                  -        -   (0.04)  (0.08)   (0.18)  (0.28)  (0.20)
 Distributions
  from capital
  gains              (0.21)   (0.21)        -  (0.62)   (1.72)       -       -
                     ------   ------    -----  ------   ------   -----   -----

 Total
  distributions      (0.21)   (0.21)   (0.04)  (0.70)   (1.90)  (0.28)  (0.20)
                     ------   ------   ------  ------   ------  ------  ------


Net asset value,
  end of period      $41.40   $41.47   $33.19  $32.34   $28.50  $28.05  $17.72
                     ======   ======   ======  ======   ======  ======  ======

Total return<F83><F84>25.56%  25.79%    2.77%  16.15%    8.86%  60.23%(10.47)%

Supplemental data
and ratios:
 Net assets, in
  thousands, end
  of period         $87,269 $434,228 $395,584$347,130 $205,207 $96,017 $39,179
 Ratio of net
  expenses
  to average net
  assets<F85>         1.09%    0.90%    0.89%   0.88%    0.76%   0.75%   0.74%
 Ratio of net
  investment income
  to average net
  assets<F85>        (0.19)%   0.00%    0.13%   0.24%   0.65%   1.10%    1.41%

 Portfolio turnover
  rate<F86>           79.25%  79.25%   69.74%  58.80%  31.94%  48.39%   41.79%



FINANCIAL HIGHLIGHTS, PART 6
                                             INTERNATIONAL EQUITY FUND
                                      --------------------------------------
                                                                  April 28,
                                              Year ended          1994<F79>
                                        October 31, 1995<F82>      through
                                     ----------------------------  Oct. 31,
                                    Series A  Series Institutional   1994
                                    --------  --------------------   ----


Per Share Data:
Net asset value,
 beginning of period                 $19.99           $19.99         $20.00

Income from investment operations:
 Net investment income                 0.08             0.12           0.04

 Net realized and unrealized
  gains (losses) on securities       (0.87)           (0.87)         (0.05)
 Total from investment operations    (0.79)           (0.75)         (0.01)

Less distributions:
 Dividends from net
  investment income                  (0.04)           (0.04)              -
 Distributions from capital gains    (0.01)           (0.01)              -
 Total distributions                 (0.05)           (0.05)              -

Net asset value, end of period       $19.15           $19.19         $19.99

Total return<F83><F84>              (3.95)%          (3.75)%        (0.05)%

Supplemental data and ratios:
 Net assets, in thousands,
  end of period                      $1,633          $31,187        $23,756
 Ratio of net expenses
  to average net assets<F85>          1.70%            1.50%          1.49%
 Ratio of net investment income
  to average net assets<F85>          0.46%            0.66%          0.44%

 Portfolio turnover rate<F86>        15.12%           15.12%          6.55%

<F79>Commencement of operations.
<F80>Effective June 17, 1993, FIRMCO assumed the investment advisory responsibilities of Firstar Trust Company.
<F81>Effective February 3, 1992, FIRMCO assumed the investment advisory responsibilities of Firstar Trust Company.
<F82>On January 9, 1995, all previously existing series of shares of each Fund were reclassified as Series A shares. Effective January 9, 1995, Institutional shareowners exchanged their Series A shares for the Funds' Institutional series shares. For the year ended October 31, 1995, the Financial Highlights ratios of net expenses to average net assets, ratios of net investment income to average net assets, total return and the per share income from investment operations and distributions are presented on a basis whereby the Funds' net investment income, net expenses, net realized and unrealized gains (losses) and distributions for the period November 1, 1994, through January 9, 1995, were allocated to each class of shares based upon the relative net assets of each class of shares as of the close of business on January 9, 1995, and the results thereof combined with the results of operations and distributions for each applicable class for the period January 10, 1995, through October 31, 1995.
<F83>Not annualized for the period ended October 31, 1990, for the Growth and
Income, Equity Index and Special Growth Funds and for the period ended October 31, 1992, for the Balanced Fund and for the period ended October 31, 1993, for the MidCore Growth Fund and for the period ended October 31, 1994, for the International Equity Fund.
<F84>The total return does not reflect the 4% front-end sales charge for
Series A.
<F85>Annualized for the period ended October 31, 1990, for the Growth and
Income, Equity Index and Special Growth Funds and for the period ended October 31, 1992, for the Balanced Fund and for the period ended October 31, 1993, for the MidCore Growth Fund and for the period ended October 31, 1994, for the International Equity Fund.
<F86>Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                     See notes to the financial statements.



STATEMENT OF OPERATIONS
(AMOUNTS IN THOUSANDS)
YEAR ENDED OCTOBER 31, 1995
                                GROWTH   EQUITY  MIDCORE SPECIAL  INTERNATIONAL
                     BALANCED AND INCOME INDEX   GROWTH   GROWTH     EQUITY
                       FUND      FUND     FUND    FUND     FUND       FUND
                     --------  --------- ------  ------- -------  ------------

INVESTMENT INCOME:
 Dividend income:
   Domestic         $  411   $  3,924 $ 3,200  $  916  $  1,539           -
   Foreign (net of
     withholding
     taxes of $84)       -          -       -       -         -      $  538
 Interest income:
   Domestic          2,897        744     377     393     2,461          87
   Foreign               -          -       -       -         -           2
                     -----      -----   -----   -----     -----       -----

                     3,308      4,668   3,577   1,309     4,000         627
                     -----      -----   -----   -----     -----         ---


EXPENSES:
 Investment advisory
   fees                828      1,350     320     956     3,340         431
 Administration fees   134        217     156     155       540          35
 Shareowner servicing
   and accounting costs 99        132      94      71       244          95
 Service organization
   fees - Series A      37         73      30      17       149           3
 Custody fees           56         48      62      37       123          72
 Federal and state
   registration fees    10         16      19      25        32          34
 Professional fees      24         29      27      33        34          40
 Reports to shareowners 13         18       6      10        62          46
 Amortization of
   organization costs    5          1       1       3         2           5
 Directors' fees and
   expenses              5          5       5       5         5           5
 Other                   3          7       6       4        11           1
                       ----      ----    ----    ----     -----        ----


 Total expenses
   before waiver     1,214      1,896     726   1,316     4,542         767
   Less: Waiver of
     expenses        (350)      (203)    (98)   (152)     (394)       (332)
                     -----      -----    ----   -----     -----       -----
   Net Expenses        864      1,693     628   1,164     4,148         435
                       ---      -----     ---   -----     -----         ---


NET INVESTMENT
INCOME (LOSS)        2,444      2,975   2,949     145     (148)         192
                     -----      -----   -----     ---     -----         ---


REALIZED AND
UNREALIZED
GAIN (LOSS):
 Net realized gain
 (loss) on:
   Investments       3,757      8,861   1,377   2,657    57,101         666
   Foreign currency      -          -       -       -         -         (5)
 Change in unrealized
   appreciation
 (depreciation) on:
   Investments      14,596     28,643  26,047  20,823    49,078     (1,826)
   Foreign currency      -          -       -       -         -           1
                    ------     ------  ------  ------    ------      ------


   Net gain on
     investments
     and foreign
     currency       18,353     37,504  27,424  23,480   106,179     (1,164)
                    ------     ------  ------  ------   -------     -------


NET INCREASE
(DECREASE)
IN NET ASSETS
RESULTING
FROM OPERATIONS    $20,797    $40,479 $30,373 $23,625  $106,031     $ (972)
                   =======    ======= ======= =======   =======       =====

                     See notes to the financial statements.



BALANCED FUND
SCHEDULE OF INVESTMENTS
OCTOBER 31, 1995

   Number                                   Market Value
 of Shares                                 (in thousands)
  --------                                  ------------
          COMMON STOCKS 63.0%
          AUTO PARTS 1.0%
  5,200   APS Holding Corporation<F87>              107
 25,000   AutoZone, Inc. <F87>                      619
  1,600   Copart, Inc. <F87>                         36
 19,800   Lear Seating Corporation<F87>             549
                                                  -----
                                                  1,311
                                                  -----


          BIO-TECHNOLOGY 0.4%
 12,000   Millipore Corporation                     424
 10,600   Perseptive Biosystems, Inc. <F87>         112
                                                  -----
                                                    536
                                                  -----


          BUILDING MATERIALS 0.2%
  6,900   Home Depot, Inc.                          257
                                                  -----


          BUSINESS MACHINES & SOFTWARE 0.8%
 16,600   Ceridian Corporation<F87>                 722
    900   Madge Networks N. V. <F87>                 38
  3,500   Mylex Corporation<F87>                     65
  1,800   National Instruments Corporation<F87>      34
  3,500   Network General Corporation<F87>          145
                                                  -----
                                                  1,004
                                                  -----


          BUSINESS SERVICES 4.9%
 18,900   H & R Block, Inc.                         780
  7,100   Danka Business Systems PLC ADR            238
 30,061   First Data Corporation                  1,988
  2,425   FIserv, Inc. <F87>                         62
  8,100   Franklin Quest Company<F87>               193
 26,000   General Motors Corporation - Class E    1,225
  5,800   Interim Services, Inc. <F87>              173
 29,400   Manpower, Inc.                            797
 10,900   Medaphis Corporation<F87>                 346
  8,100   Robert Half International, Inc. <F87>     296
  5,500   U.S. Delivery Systems, Inc. <F87>         114
                                                  -----
                                                  6,212
                                                  -----
          CAPITAL GOODS 0.4%
 10,400   York International Corporation            455
                                                  -----
          CHEMICALS 0.4%
 21,200   Airgas, Inc. <F87>                        564
                                                  -----
          COMMUNICATIONS & MEDIA 2.4%
  4,000   Cellstar Corporation<F87>                 111
 11,400   Infinity Broadcasting Corporation<F87>    371
 25,800   Interpublic Group of Companies, Inc.      999
 53,300   PanAmSat Corporation<F87>                 806
 13,600   Reuters Holdings, PLC ADR                 755
                                                  -----
                                                  3,042
                                                  -----
          COMPUTERS 2.8%
 17,200   Bay Networks<F87>                       1,139
 12,600   Compuware Corporation<F87>                287
  1,900   McAfee Associates, Inc. <F87>             111
  2,600   Microsoft Corporation<F87>                260
  2,000   Parametric Technology Company<F87>        134
 33,500   Platinum Technology<F87>                  611
  3,500   Reynolds & Reynolds - Class A             125
  1,800   Softkey International, Inc. <F87>          57
 31,100   Sungard Data Systems, Inc. <F87>          855
                                                    ---
                                                  3,579
                                                  -----
          CONSUMER PRODUCTS 0.5%
 23,900   Newell Company                            577
                                                  -----
          CONSUMER SERVICES 0.6%
 20,300   Loewen Group, Inc.                        813
                                                  -----
          CONTAINERS 0.2%
 11,000   Sealed Air Corporation<F87>               290
                                                  -----
          DISTRIBUTION 1.5%
 21,800   Alco Standard Corporation               1,929
                                                  -----
          DIVERSIFIED 0.2%
  7,600   Kemet Corporation<F87>                    262
                                                  -----
          DRUGS 1.0%
 30,200   Elan Corporation, PLC ADR<F87>          1,212
                                                  -----
          ELECTRICAL EQUIPMENT 1.9%
 34,600   AVX Corporation                         1,077
 28,687   Molex, Inc. - Class A                     882
 10,800   Vishay Intertechnology, Inc. <F87>        381
                                                  -----
                                                  2,340
                                                  -----

          ELECTRONICS 0.9%
 16,000   Arrow Electronics, Inc. <F87>          $  812
  1,300   Checkpoint Systems, Inc. <F87>             38
  5,000   Digi International, Inc. <F87>            134
  1,300   Progress Software Corporation<F87>         85
    200   SGS-Thomson Microelectronics N.V.<F87>      9
                                                  -----
                                                  1,078
                                                  -----

          ENTERTAINMENT & LEISURE 3.0%
 41,400   GTECH Holdings Corporation<F87>         1,014
 10,900   Hollywood Entertainment Corporation       291
 44,800   Mirage Resorts, Inc. <F87>              1,467
  5,000   Regal Cinemas, Inc. <F87>                 196
 17,436   Viacom, Inc. - Class B<F87>               872
                                                  -----
                                                  3,840
                                                  -----


          FINANCE COMPANIES 1.3%
  1,800   Advanta Corporation - Class B              64
 31,800   First USA, Inc.                         1,463
  3,900   National Data Corporation                 103
                                                  -----
                                                  1,630
                                                  -----

          FINANCIAL SERVICES 3.4%
  6,400   AMBAC, Inc.                               270
 11,600   Federal National Mortgage Association   1,216
  2,100   Green Tree Financial Corporation           56
 44,000   MBNA Corporation                        1,622
 10,800   Quick And Reilly Group, Inc.              257
 40,700   The Charles Schwab Corporation            931
                                                  -----
                                                  4,352
                                                  -----

          HEALTH CARE SERVICES & SUPPLIES 11.5%
  7,100   American Medical Response, Inc. <F87>     205
 36,000   Biomet, Inc. <F87>                        599
 12,450   Cardinal Health, Inc.                     640
 40,825   Columbia/HCA Healthcare Corporation     2,006
  3,600   Cordis Corporation<F87>                   398
 45,900   Foundation Health Corporation<F87>      1,945
 24,100   Health Care & Retirement Corporation<F87> 708
 35,212   Health Management Associates, Inc. -
            Class A                                 757
 17,400   Healthsource, Inc. <F87>                  922
 23,000   Lincare Holdings, Inc. <F87>              572
  8,500   Medisense, Inc. <F87>                     182
  7,900   Medpartners, Inc. <F87>                   221
  6,500   Multicare Companies, Inc. <F87>           122
 13,600   Oxford Health Plans<F87>                1,064
 12,700   Pacificare Health Systems, Inc. <F87>     924
 13,100   Quorum Health Group, Inc. <F87>           281
  6,100   Renal Treatment Centers, Inc. <F87>       220
 23,800   Surgical Care Affiliates, Inc.            705
 16,600   United Healthcare Corporation             882
 40,700   Vencor, Inc. <F87>                      1,129
                                                  -----
                                                 14,482
                                                 ------

          HOSPITAL SUPPLIES & SERVICES 0.3%
  6,800   Boston Scientific Corporation<F87>        286
  2,000   IDEXX Laboratories, Inc.                   81
                                                  -----
                                                    367
                                                  -----
          HOUSING 1.0%
 32,118   Clayton Homes, Inc.                       843
  6,200   Oakwood Homes Corp.                       233
  7,800   Toll Brothers, Inc. <F87>                 139
                                                    ---
                                                  1,215
                                                  -----
          INSURANCE 4.1%
 23,600   AFLAC, Inc.                               962
  8,600   Equitable of Iowa Companies               301
 11,400   Arthur J. Gallagher & Company             403
 17,200   MBIA, Inc.                              1,198
 26,300   MGIC Investment Corporation             1,496
 21,700   Protective Life Corporation               618
  5,400   Vesta Insurance Group, Inc.               218
                                                  -----
                                                  5,196
                                                  -----
          LODGING 0.2%
  9,500   La Quinta Inns, Inc.                      245
                                                  -----
          MACHINERY - AUTOMOTIVE 1.0%
 34,100   Varity Corporation<F87>                 1,236
                                                  -----

          MACHINERY - INDUSTRIAL 1.1%
 23,700   Thermo Electron Corporation<F87>        1,090
 14,100   TriMas Corporation                        293
                                                    ---
                                                  1,383
                                                  -----
          MISCELLANEOUS 0.1%
  5,300   Keane, Inc. <F87>                         143
                                                  -----

          OFFICE PRODUCTS 1.0%
  9,325   Office Depot, Inc. <F87>                  267
  3,000   OfficeMax, Inc. <F87>                      74
 23,650   Staples, Inc. <F87>                       630
  6,500   Viking Office Products, Inc. <F87>        289
                                                  -----
                                                  1,260
                                                  -----

          OIL & GAS DOMESTIC 0.6%
 16,000   Enron Corporation                         550
 11,500   NGC Corporation                           104
  2,680   Tejas Gas Corporation<F87>                126
                                                  -----
                                                    780
                                                  -----
          POLLUTION CONTROL 0.5%
 19,600   Browning-Ferris Industries, Inc.          571
                                                  -----
          PRINTING & PUBLISHING 0.1%
  4,200   Banta Corporation                         182
                                                  -----
          PRODUCTION 1.5%
  7,000   Dover Corporation                         277
 25,900   Tyco International, Ltd.                1,573
                                                  -----
                                                  1,850
                                                  -----
          RAILROADS 0.7%
 11,500   Arnold Industries, Inc.                   187
  3,000   Burlington Northern Santa Fe              252
  5,450   Comair Holdings, Inc.                     153
  4,584   Fritz Companies, Inc.                     160
  3,800   Heartland Express, Inc. <F87>             103
  1,700   TNT Freightways Corporation                31
                                                  -----
                                                    886
                                                  -----
          RESTAURANTS 0.9%
  9,750   Apple South, Inc.                         200
  1,500   DF & R Restaurants, Inc. <F87>             46
  5,900   IHOP Corporation<F87>                     127
  2,500   Landry's Seafood Restaurants Incorporated  34
  6,300   Lone Star Steakhouse & Saloon<F87>        243
 13,800   Outback Steakhouse, Inc. <F87>            433
                                                  -----
                                                  1,083
                                                  -----
          RETAIL 3.6%
    400   CompUSA, Inc. <F87>                       15
 27,400   Consolidated Stores Corporation<F87>      634
 12,000   Dept 56, Inc.<F87>                        544
  3,600   Discount Auto Parts, Inc.<F87>             96
 31,685   Dollar General Corporation                776
 33,000   General Nutrition Companies, Inc.<F87>    821
 24,800   Kohl's Corporation<F87>                 1,125
  6,600   Lowe's Companies, Inc.                    178
  3,700   Micro Warehouse, Inc.<F87>                165
 13,100   Musicland Stores Corporation<F87>          85
  9,100   Sports and Recreation, Inc.<F87>           67
  5,200   Trend Lines, Inc. - Class A<F87>           68
                                                  -----
                                                  4,574
                                                  -----
          SEMICONDUCTORS 1.4%
  9,800   Atmel Corporation<F87>                    306
  1,400   Burr-Brown Corporation<F87>                46
 11,300   Dallas Semiconductor Corporation          240
  3,800   Integrated Circuit Systems<F87>            52
  2,100   Lattice Semiconductor Corporation<F87>     82
  1,800   Linear Technology Corporation              79
 12,100   LSI Logic Corporation<F87>                570
    600   Maxim Integrated Products, Inc.<F87>       45
  3,400   Microchip Technology, Inc.<F87>           135
  1,100   SDL, Inc.<F87>                             28
  5,700   S3 Inc.<F87>                               98
  2,900   Triquint Semiconductor, Inc.<F87>          66
  1,900   VLSI Technology<F87>                       45
                                                  -----
                                                  1,792
                                                  -----

          TELECOMMUNICATIONS 2.1%
 13,000   Aspect Telecommunications Corporation<F87>447
 12,400   Boston Technology, Inc.<F87>              171
 20,600   Century Telephone Enterprises             597
  6,200   Cidco, Inc. <F87>                         184
  2,300   Comverse Technology<F87>                   52
 11,300   DSC Communications Corporation<F87>       418
  3,300   Pairgain Technologies<F87>                141
    500   U.S. Robotics Corporation<F87>             46
 19,500   Worldcom, Inc.<F87>                       636
                                                  -----
                                                  2,692
                                                  -----

          TEXTILES & APPAREL 1.1%
  6,000   Gymboree Corporation<F87>                 136
 15,100   Jones Apparel Group, Inc.<F87>            517
  4,400   The Men's Wearhouse, Inc.<F87>            171
  8,000   Nike, Inc. - Class B                      454
  2,200   Oakley Incorporated<F87>                   76
                                                   ----
                                                  1,354
                                                  -----

          TRAVEL & RECREATION 2.3%
 53,500   Carnival Corporation - Class A          1,244
 30,000   CUC International, Inc.<F87>            1,039
 27,400   Promus Hotel Corporation<F87>             603
                                                  -----
                                                  2,886
                                                  -----
          TRUCKING 0.1%
  3,550   Wabash National Corporation                90
                                                  -----
          Total Common Stocks
          (Cost $60,528)                         79,550
                                                 ------
 Principal
   Amount                                   Market Value
(in thousands)                             (in thousands)
--------------                             --------------

          LONG-TERM INVESTMENTS 33.7%
          ASSET-BACKED SECURITIES 7.1%
          CREDIT CARD RECEIVABLES 7.1%
    350   Banc One Credit Card Master Trust
          1994-C, Class A, 7.80%, 12/15/00          367
  1,000   Capital One Master Trust I, Series
          1993-1, Class A, 5.20%, 10/15/98          980
  1,700   Discover Card Master Trust I, Series
          1993-2, Class A, Credit Card Pass-Thru
          Certificates, 5.40%, 5/15/99            1,673
  1,150   First Chicago Master Trust I,
          Series 1994-L, 7.15%, 2/15/00           1,187
    350   HFC Private Label Credit Card Trust,
          Series 1994-2, Class A, 7.80%, 9/20/03    366
    950   MBNA Master Credit Card Trust,
          Series 1993-3, Asset Backed Certificates,
          5.40%, 3/15/99                            934
  1,800   Sears Credit Account Master Trust II,
          Class A, Master Trust Certificates,
          Series 1994-1, 7.00%, 8/15/00           1,856

          CREDIT CARD RECEIVABLES 7.1% (CONT.)
  1,650   Standard Credit Card Trust, Series 1993-3,
          Credit Card Participation Certificates,
          5.50%, 1/07/99                          1,623
                                                  -----
                                                  8,986
                                                  -----
          CORPORATE BONDS 10.7%
    350   Bankamerica Corp. Subordinated Notes,
          7.75%, 7/15/02                            373
    250   Chase Manhattan Corporation Subordinated
          Notes, 10.00%, 6/15/99                    279
    250   Chase Manhattan Corporation Medium Term
          Notes, 8.65%, 2/13/99                     267
          Chemical Banking Corporation
          Subordinated Notes:
    250     10.375%, 3/15/99                        281
    750      9.75%, 6/15/99                         834
  1,050   Chrysler Financial Corporation
          Debentures, 13.25%, 10/15/99            1,291
    650   Ford Capital B.V. Notes,
          9.00%, 8/15/98                            698
    450   Ford Motor Credit Co. Debentures,
          5.625%, 12/15/98                          444
    350   General Motors Acceptance Corporation
          Medium Term Notes, 5.75%, 12/10/97        347
    950   Goldman Sachs Group, L.P. Notes, 6.875%,
          9/15/99 (Acquired 10/15/93, 5/13/94;
          Cost $957) <F88>                          960
    300   GTE Northwest First Mortgage, Series EE,
          9.75%, 10/15/30                           321
          Heller Financial, Inc. Notes:
    750     9.375%, 3/15/98                         802
    350     7.875%, 11/01/99                        368
  1,000   Household Finance Corp. Subordinated
          Notes, 7.125%, 4/30/99                  1,025
  1,105   International Lease Finance Corporation
          Debentures, 8.35%, 10/01/98             1,169
    550   Lehman Brothers Holdings, Inc. Notes,
          8.375%, 2/15/99                           580
    700   Lehman Brothers Holdings, Inc. Senior
          Subordinated Notes, 10.00%, 5/15/99       774
  1,000   Merrill Lynch Senior Notes,
          7.75%, 3/01/99                          1,046
    150   NCNB Corp. Debentures,
          10.20%, 7/15/15                           195
    350   Salomon, Inc. Medium Term Notes,
          5.50%, 1/31/98                            340
    550   The Charles Schwab Corporation Medium
          Term Notes, 5.90%, 10/01/99               539
    600   Security Pacific Corp. Debentures,
          9.75%, 5/15/99                            661
                                                  -----
                                                 13,594
                                                 ------
          OTHER 0.4%
    250   Italy (Republic of) Debentures,
          6.875%, 9/27/23                           230
    250   Quebec Province,
          11.00%, 6/15/15                           296
                                                  -----
                                                    526
                                                  -----

          U.S. GOVERNMENT AGENCY ISSUES 0.6%
    350   Federal Home Loan Mortgage Corporation
          Guaranteed Real Estate Mortgage
          Investment Conduit Pass-Thru
          Certificates, Series 1169,
          Class D, 7.00%, 5/15/21                   353
    350   Federal National Mortgage Association
          Debentures, 9.50%, 11/10/20               374
                                                  -----
                                                    727
                                                  -----
          U.S. TREASURY OBLIGATIONS 14.9%
          U. S. Treasury Bonds:
  1,200    10.75%, 2/15/03                        1,535
  9,925     9.25%, 2/15/16                       13,126
  4,000   U. S. Treasury Notes,
          6.75%, 5/31/99                          4,126
                                                  -----

                                                 18,787
                                                 ------
          Total Long-Term Investments
          (Cost $40,699)                         42,620
                                                 ------
          SHORT-TERM INVESTMENTS 2.4%
          INVESTMENT COMPANIES 2.4%
     10   Financial Square Prime Obligation Fund$    10
  3,057   Short-Term Investments Co.
          Liquid Assets Portfolio                 3,057
                                                  -----

          Total Short-Term Investments
          (Cost $3,067)                           3,067
                                                  -----
          Total Investments 99.1%
          (Cost $104,294)                       125,237
                                                -------

          Other Assets, less Liabilities 0.9%     1,147
                                                  -----

          NET ASSETS 100.0%                    $126,384
                                                =======
<F87>Non-income producing
<F88>Unregistered security

                     See notes to the financial statements.



GROWTH AND INCOME FUND
SCHEDULE OF INVESTMENTS
OCTOBER 31, 1995

  Number                                   Market Value
of Shares                                 (in thousands)
---------                                  ------------
          COMMON STOCKS 80.9%
          AEROSPACE & AIRCRAFT 0.9%
 43,000   Rockwell International Corporation      1,913
                                                  -----
          BANKING 1.7%
120,800   Norwest Corporation                     3,564
                                                  -----
          BUSINESS SERVICES 3.6%
128,625   H & R Block, Inc.                       5,306
 51,200   Service Corporation International       2,054
                                                  -----
                                                  7,360
                                                  -----
          CHEMICALS 5.7%
 86,700   Avery Dennison Corporation              3,880
 40,200   Ecolab, Inc.                            1,166
 44,600   Hercules, Inc.                          2,381
110,200   Praxair, Inc.                           2,975
 33,300   Valspar Corporation                     1,299
                                                  -----
                                                 11,701
                                                 ------
          COMMUNICATIONS & MEDIA 1.8%
 95,600   Interpublic Group of Companies, Inc.    3,705
                                                  -----
          CONSUMER PRODUCTS 3.3%
 56,900   Duracell International, Inc.            2,980
156,000   Newell Company                          3,764
                                                  -----
                                                  6,744
                                                  -----
          CONTAINERS 0.9%
 69,000   Bemis Company, Inc.                     1,794
                                                  -----
          COSMETICS & SOAP 1.4%
 62,000   Gillette Company                        2,999
                                                  -----

          DISTRIBUTION 3.7%
 85,425   Alco Standard Corporation               7,560
                                                  -----
          DRUGS 8.4%
 73,000   Allergan, Inc.                          2,144
 36,000   Johnson & Johnson                       2,934
 84,325   McKesson Corporation                    4,026
 98,200   Pfizer, Inc.                            5,634
 46,000   Schering-Plough                         2,467
                                                  -----
                                                 17,205
                                                 ------
          ELECTRIC 2.0%
111,250   Nipsco Industries, Inc.                $4,061
                                                 ------

          ELECTRICAL EQUIPMENT 4.9%
 52,000   AMP, Inc.                               2,041
 86,700   Belden, Inc.                            2,092
 37,600   Emerson Electric Company                2,679
 50,200   General Electric Company                3,175
                                                  -----
                                                  9,987
                                                  -----
          ELECTRONICS 1.2%
 38,750   Motorola, Inc.                          2,543
                                                  -----
          FINANCIAL SERVICES 3.0%
 46,100   Federal National Mortgage Association   4,835
 35,000   MBNA Corporation                        1,290
                                                  -----
                                                  6,125
                                                  -----

          FOOD, BEVERAGES & TOBACCO 3.1%
 21,500   McCormick and Co.                         532
 83,800   Nabisco Holdings Corporation - Class A  2,252
 66,325   PepsiCo, Inc.                           3,499
                                                  -----
                                                  6,283
                                                  -----
          INSURANCE 4.4%
 43,700   MBIA, Inc.                              3,042
 55,700   MGIC Investment Corporation             3,168
211,600   Western National Corp.                  2,910
                                                  -----
                                                  9,120
                                                  -----
          NATURAL GAS 0.9%
 55,000   Enron Corporation                       1,891
                                                  -----
          OFFICE EQUIPMENT 2.5%
 95,000   Diebold, Inc.                           5,035
                                                  -----
          OIL - DOMESTIC 0.9%
 56,600   Phillips Petroleum Company              1,825
                                                  -----

          OIL - INTERNATIONAL 1.8%
 37,325   Mobil Corporation                       3,760
                                                  -----

          PAPER & FOREST PRODUCTS 1.6%
 11,850   Kimberly-Clark Corporation                861
 44,950   Scott Paper Company                     2,393
                                                  -----
                                                  3,254
                                                  -----
          POLLUTION CONTROL 0.9%
 65,900   Browning-Ferris Industries, Inc.        1,919
                                                  -----

          PRINTING & PUBLISHING 2.7%
 29,575   McGraw-Hill, Inc.                       2,421
 48,925   Tribune Company                         3,088
                                                  -----
                                                  5,509
                                                  -----

          PRODUCTION 4.2%
 53,300   Dover Corporation                       2,105
 26,400   Harsco Corporation                      1,393
 85,000   Tyco International, Ltd.                5,164
                                                  -----
                                                  8,662
                                                  -----
          RAILROADS 2.0%
107,000   Illinois Central Corporation - Class A  4,093
                                                  -----

          REAL ESTATE 3.1%
 70,525   Federal Realty Investment Trust         1,428
 70,600   Post Properties, Inc.                   2,118
166,416   Security Capital Industrial             2,725
                                                  -----
                                                  6,271
                                                  -----
          RETAIL 5.7%
 93,200   Albertson's, Inc.                       3,099
 30,900   Gap, Inc.                               1,217
117,150   Hannaford Brothers Company              3,060
109,350   May Department Stores Company           4,292
                                                  -----
                                                 11,668
                                                 ------
          TELECOMMUNICATIONS 4.1%
 27,350   AT & T Corporation                      1,751
143,000   Frontier Corporation                    3,861
 65,700   GTE Corporation                         2,710
                                                  -----
                                                  8,322
                                                  -----
          TEXTILES & APPAREL 0.5%
 46,700   Warnaco Group - Class A                 1,086
                                                  -----
          Total Common Stock
          (Cost $129,746)                       165,959
                                                -------

          PREFERRED STOCK 4.8%
          BUSINESS SERVICES 1.8%
 57,000   General Motors Corporation Series C     3,819
                                                  -----

          FINANCIAL SERVICES 3.0%
 77,300   American Express                        4,242
 35,300   Merrill Lynch & Co., Inc, 6.5% Strypes  1,902
                                                  -----
                                                  6,144
                                                  -----
          Total Preferred Stock
          (Cost $8,493)                           9,963
                                                  -----


  Principal
   Amount
(in thousands)
--------------

          LONG-TERM INVESTMENTS 4.1%
          CORPORATE CONVERTIBLE BONDS 4.1%
     81   Browning-Ferris Industries, Inc.
          (Aces) Subordinated Convertible
          Debentures, 7.25%, 6/30/98              2,673
                                                  -----
  2,175   Service Corporation International
          Subordinated Convertible Debentures,
          6.50%, 9/01/01                          4,176
                                                  -----

    800   Thermo Electron Corporation
          Subordinated Convertible Debentures,
          4.625%, 8/01/97                         1,648
                                                  -----
          Total Long-Term Investments
          (Cost $6,662)                           8,497
                                                  -----


    Number
   of Shares                               Market Value
(in thousands)                            (in thousands)
--------------                             ------------

          SHORT-TERM INVESTMENTS 11.3%
          INVESTMENT COMPANIES 7.9%
 6,451    Financial Square Prime Obligation Fund  6,451
 9,716    Short-Term Investments Co.
          Liquid Assets Portfolio                 9,716
                                                  -----
                                                 16,167
                                                 ------


   Principal
    Amount
(in thousands)
--------------

          VARIABLE RATE DEMAND NOTES 3.4%
  7,000   Warner-Lambert Co.                      7,000
                                                  -----
          Total Short-Term Investments
          (Cost $23,167)                         23,167
                                                 ------

          Total Investments 101.1%
          (Cost $168,068)                       207,586
                                                -------

          Liabilities, less Other
          Assets (1.1)%                         (2,410)
                                                -------

          NET ASSETS 100.0%                    $205,176
                                               ========


                     See notes to the financial statements.



EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS
OCTOBER 31, 1995

    Number                                 Market Value
   of Shares                              (in thousands)
   ---------                              -------------

          COMMON STOCKS 94.2%
          AEROSPACE & AIRCRAFT 2.3%
 10,100   Allied Signal, Inc.                       429
 12,000   Boeing Company                            788
  2,000   General Dynamics Corporation              111
  6,934   Lockheed Martin Corporation               472
  4,000   McDonnell Douglas Corporation             327
  1,700   Northrop Grumman Corporation               97
  9,000   Raytheon Company                          393
  7,600   Rockwell International Corporation        338
  3,200   Textron, Inc.                             220
  4,200   United Technologies Corporation           373
                                                  -----
                                                  3,548
                                                  -----

          AIR TRANSPORTATION 0.4%
  2,600   AMR Corporation<F89>                      172
  1,800   Delta Air Lines, Inc.                     118
  1,800   Federal Express Corporation<F89>          148
  5,600   Southwest Airlines Company                112
                                                  -----
                                                    550
                                                  -----
          APPLIANCES 0.3%
  1,500   Armstrong World Industries, Inc.           89
  3,200   Black & Decker Corporation                108
  4,000   Maytag Corporation                         76
  1,400   Snap-On Tools, Inc.                        59
  2,400   Whirlpool Corporation                     127
                                                  -----
                                                    459
                                                  -----


          AUTO & TRUCK 2.2%
 12,875   Chrysler Corporation                      665
  3,700   Dana Corporation                           95
  2,800   Eaton Corporation                         144
  2,000   Echlin, Inc.                               71
 35,700   Ford Motor Company                      1,026
 25,900   General Motors Corporation              1,133
  4,125   Genuine Parts Company                     163
  1,320   PACCAR, Inc.                               55
  2,200   TRW, Inc.                                 145
                                                    ---
                                                  3,497
                                                  -----

          BANKING 5.6%
 13,687   Banc One Corporation                      462
  3,900   Bank of Boston Corporation                174
  6,500   Bank of New York                          273
 13,112   BankAmerica Corporation                   754
  2,900   Bankers Trust New York Corporation        185
  3,300   Barnett Banks, Inc.                       182
  4,000   Boatmen's Bancshares, Inc.                152
  6,500   Chase Manhattan Corporation               371
  8,382   Chemical Banking Corporation              477
 13,700   Citicorp                                  889
  4,800   CoreStates Financial Corporation          175
  4,700   First Bank System, Inc.                   234
  3,100   First Chicago Corporation                 210
  2,800   First Fidelity Bancorporation             183
  2,600   First Interstate Bancorp, Inc.            335
  6,200   First Union Corporation                   308
  4,800   Fleet Financial Group, Inc.               186
  4,800   Mellon Bank Corporation                   241
  6,600   J.P. Morgan & Company, Inc.               509
  9,305   NationsBank Corporation                   612
  5,350   NBD Bancorp, Inc.                         203
 11,000   Norwest Corporation                       324
  7,900   PNC Bank Corporation                      207
  1,700   Republic New York Corporation             100
  4,000   Shawmut National Corporation              136
  3,800   Sun Trust Banks, Inc.                     245
  3,600   US Bancorp                                107
  5,700   Wachovia Corporation                      252
  1,700   Wells Fargo & Company                     357
                                                    ---
                                                  8,843
                                                  -----


          BIO-TECHNOLOGY 0.3%
  9,200   Amgen, Inc. <F89>                         442
  1,800   Millipore Corporation                      64
                                                    ---
                                                    506
                                                    ---


          BUILDING & HOUSING 0.5%
  8,300   Corning, Inc.                             217
  3,200   Fluor Corporation                         181
  5,500   Masco Corporation                         155
  2,000   Owens-Corning Fiberglass Corporation<F89>  85
  1,500   The Stanley Works                          72
                                                  -----
                                                    710
                                                  -----

          BUILDING MATERIALS 0.5%
 16,400   Home Depot, Inc.                          611
  1,700   Johnson Controls, Inc.                     99
                                                  -----
                                                    710
                                                  -----

          BUSINESS MACHINES & SOFTWARE 3.1%
  2,700   Amdahl Corporation<F89>                    25
  3,900   Apple Computer, Inc.                      142
  1,500   Ceridian Corporation<F89>                  65
  9,400   COMPAQ Computer Corporation<F89>          524
  4,950   Digital Equipment Corporation<F89>        268
  4,300   Honeywell, Inc.                           181
 19,900   International Business
            Machines Corporation                  1,935
 14,550   Oracle Systems Corporation<F89>           635
  5,400   Pitney-Bowes, Inc.                        236
  3,200   Sun Microsystems, Inc. <F89>              250
  3,900   Tandem Computers, Inc. <F89>               44
  5,000   Unisys Corporation<F89>                    28
  3,850   Xerox Corporation                         500
                                                    ---
                                                  4,833
                                                  -----


          BUSINESS SERVICES 1.9%
  1,600   Autodesk, Inc.                             54
  5,000   Automatic Data Processing, Inc.           358
  3,600   H & R Block, Inc.                         148
  9,200   Cisco Systems, Inc. <F89>                 713
  8,250   Computer Associates International, Inc.   454
  2,000   Computer Sciences Corporation<F89>        134
  3,400   Deluxe Corporation                         91
  3,300   Dial Corporation                           80
  6,121   Dun & Bradstreet Corporation              366
  4,100   First Data Corporation                    271
  3,600   Moore Corporation Limited                  69
  1,600   National Service Industries                48
  3,800   Service Corporation International         152
                                                  -----
                                                  2,938
                                                  -----


          CHEMICALS 2.9%
  4,000   Air Products and Chemicals, Inc.          206
  9,500   Dow Chemical Company                      652
 19,100   Dupont (E.I.) De Nemours & Company      1,191
  2,200   Ecolab, Inc.                               64
  3,400   W.R. Grace & Company                      190
  2,500   Great Lakes Chemical Corporation          168
  3,900   Hercules, Inc.                            208
  4,100   Monsanto Company                          429
  5,800   Morton International, Inc.                177
  2,500   Nalco Chemical Company                     75
  7,300   PPG Industries, Inc.                      310
  4,900   Praxair, Inc.                             132
  2,300   Rohm & Haas Company                       127
  5,200   Rubbermaid, Inc.                          136
  3,300   Sherwin-Williams Company                  124
  2,000   Sigma-Aldrich Corporation                  95
  4,650   Union Carbide Corporation                 176
  3,000   The Williams Companies, Inc.              116
                                                  -----
                                                  4,576
                                                  -----

          COMPUTERS 0.1%
  5,700   Silicon Graphics, Inc.                    190

          CONGLOMERATE 0.4%
  3,600   ITT Corporation                           441
  5,924   Tenneco, Inc.                             260
                                                  -----
                                                    701
                                                  -----

          CONSUMER DURABLES 0.6%
  3,037   Eastman Chemical Company                  181
 11,550   Eastman Kodak Company                     723
  1,428   Polaroid Corporation                       61
                                                  -----
                                                    965
                                                  -----

          CONSUMER PRODUCTS 0.1%
  6,100   Newell Company                            147
                                                  -----

          CONTAINERS 0.2%
  1,200   Ball Corporation                           33
  2,100   Bemis Company, Inc.                        55
  3,200   Crown Cork & Seal Company, Inc.<F89>      112
  3,242   Stone Container Corporation                53
                                                  -----
                                                    253
                                                  -----

          COSMETICS & SOAP 2.2%
  2,300   Avon Products, Inc.                       164
  1,700   Clorox Company                            122
  4,900   Colgate-Palmolive Company                 339
 15,144   Gillette Company                          733
  4,100   International Flavors & Fragrances, Inc.  198
 23,900   Procter & Gamble Company                1,936
                                                  -----

                                                  3,492
                                                  -----


          DISTRIBUTION 0.1%
  1,679   Alco Standard Corporation                 149
                                                  -----


          DIVERSIFIED 0.5%
  5,500   Unilever N.V.                             720
                                                  -----


          DRUGS 7.8%
 27,700   Abbott Laboratories                     1,101
  2,800   Allergan, Inc.                             82
  2,700   Alza Corporation - Class A<F89>            59
 10,500   American Home Products Corporation        931
  1,700   Bard (C.R.), Inc.                          48
  9,600   Baxter International, Inc.                371
  2,100   Becton, Dickinson & Company               136
 17,660   Bristol-Meyers Squibb Company           1,347
 22,500   Johnson & Johnson                       1,834
 10,100   Eli Lilly & Company                       976
  8,200   Medtronic, Inc.                           474
 42,700   Merck & Company, Inc.                   2,455
 21,600   Pfizer, Inc.                            1,239
 12,800   Schering-Plough                           686
  1,600   St. Jude Medical, Inc. <F89>               85
  5,800   Tenet Healthcare Corporation              104
  5,900   Upjohn Company                            299
                                                 ------
                                                 12,227
                                                 ------


          ELECTRIC 1.0%
  5,432   CINergy Corporation                       154
  8,600   Consolidated Edison Company
            Of New York, Inc.                       261
  7,300   Duke Power Company                        327
  4,500   General Public Utilities Corporation      141
  9,800   PacifiCorp                                185
  8,400   Texas Utilities Company                   309
  3,500   Union Electric Company                    137
                                                  -----
                                                  1,514
                                                  -----


          ELECTRICAL EQUIPMENT 3.0%
  7,500   AMP, Inc.                                 294
  8,300   Emerson Electric Company                  591
 58,500   General Electric Company                3,700
  1,700   Grainger (W.W.), Inc.                     106
  2,600   Scientific-Atlanta, Inc.                   32
                                                  -----
                                                  4,723
                                                  -----


          ELECTRONICS 4.1%
  1,700   General Signal Corporation                 54
  1,400   Harris Corporation                         81
 17,800   Hewlett-Packard Company                 1,649
 28,200   Intel Corporation                       1,970
  6,200   Loral Corporation                         184
 20,500   Motorola, Inc.                          1,345
  4,200   National Semiconductor Corporation<F89>   102
  8,500   Northern Telecom Ltd.                     306
  1,200   Perkin-Elmer Corporation                   42
  1,100   Tektronix, Inc.                            65
  1,900   Teledyne, Inc.                             47
  6,600   Texas Instruments, Inc.                   450
    650   Thomas & Betts Corporation                 42
  1,600   Western Atlas, Inc. <F89>                  70
                                                  -----
                                                  6,407
                                                  -----


          ENERGY 3.0%
  6,500   American Electric Power Company           248
  5,750   Baltimore Gas & Electric Company          154
  5,700   Carolina Power & Light Company            187
  6,300   Central & South West Corporation          169
  4,125   Coastal Corporation                       134
  3,300   Consolidated Natural Gas Company          125
  5,300   Detroit Edison Company                    179
  6,300   Dominion Resources, Inc.                  250
  7,700   Entergy Corporation                       219
  6,500   FPL Group, Inc.                           272
  4,300   Houston Industries, Inc.                  199
  4,100   Niagara Mohawk Power Corporation           44
  1,400   NICOR, Inc.                                38
  2,300   Northern States Power Company             109
  5,100   Ohio Edison Company                       117
  3,100   Pacific Enterprises, Inc.                  77
 14,400   Pacific Gas & Electric Company            423
  4,608   Panhandle Eastern Corporation             116
  7,800   Peco Energy Company                       228
  8,300   Public Service Enterprises Group, Inc.    244
 16,300   SCEcorp                                   277
  3,100   Sonat, Inc.                                89
 24,000   Southern Company                          573
  7,700   Unicom Corporation                        252
                                                  -----
                                                  4,723
                                                  -----


          ENERGY-RAW MATERIALS 0.4%
  5,100   Baker Hughes, Inc.                        100
  6,100   Dresser Industries, Inc.                  127
  4,300   Halliburton Company                       178
    900   Louisiana Land & Exploration Company       32
  2,300   McDermott International, Inc.              37
 10,300   Occidental Petroleum Corporation          221
                                                  -----
                                                    695
                                                  -----


          ENTERTAINMENT & LEISURE 1.5%
  4,500   Brunswick Corporation                      88
  3,650   Hasbro, Inc.                              111
    900   King World Productions, Inc. <F89>         31
  7,290   Mattel, Inc.                              210
 24,300   McDonald's Corporation                    996
  2,400   Premark International, Inc.               111
  6,621   Price/Costco, Inc.<F89>                   113
 12,685   Viacom, Inc. - Class B                    634
  3,850   Wendy's International, Inc.                77
                                                  -----
                                                  2,371
                                                  -----

          FINANCE 1.5%
 17,100   American Express Company                  695
  1,600   Beneficial Corporation                     78
  5,100   Great Western Financial Corporation       115
  3,700   H.F. Ahmanson & Company                    92
  3,200   Household International, Inc.             180
  6,500   Merrill Lynch & Company, Inc.             361
  5,100   National City Corporation<F89>            157
  3,500   Salomon, Inc.                             126
     56   Transport Holdings, Inc. - Class A<F89>     2
 11,339   The Travelers, Inc.                       573
                                                  -----
                                                  2,379
                                                  -----


          FINANCIAL SERVICES 1.1%
  5,973   Dean Witter Discover and Company          297
  9,500   Federal National Mortgage Association     996
  4,800   MBNA Corporation                          177
  2,700   Morgan Stanley Group, Inc.                235
                                                  -----
                                                  1,705
                                                  -----


          FOOD, BEVERAGES & TOBACCO 7.7%
  6,400   American Brands, Inc.                     274
 20,711   Archer-Daniels-Midland Company            334
  8,700   Campbell Soup Company                     456
 43,600   Coca-Cola Company                       3,134
  8,375   ConAgra, Inc.                             323
  5,000   CPC International, Inc.                   332
  5,900   Dardeen Restaurants, Inc.                  67
  5,100   General Mills, Inc.                       293
  8,600   Heinz (H.J.) Company                      400
  3,100   Hershey Foods Corporation                 185
  7,700   Kellogg Company                           556
  2,100   Loews Corporation                         308
 26,700   PepsiCo, Inc.                           1,408
 29,100   Philip Morris Companies, Inc.           2,459
  2,900   Pioneer Hi-Bred International, Inc.       144
  4,600   Quaker Oats Company                       157
  3,400   Ralston-Ralston Purina Group              202
 16,900   Sara Lee Corporation                      496
  5,900   Sysco Corporation                         179
  6,600   UST, Inc.                                 198
  3,800   Wrigley (Wm) Jr. Company                  177
                                                 ------
                                                 12,082
                                                 ------


          FOREST PRODUCTS 1.7%
  1,500   Avery Dennison Corporation                 67
  1,400   Boise Cascade Corporation                  51
  3,500   Champion International Corporation        187
  1,300   Federal Paperboard Company                 55
  3,400   Georgia-Pacific Corporation               280
  8,600   International Paper Company               318
  2,900   James River Corporation of Virginia        93
  5,700   Kimberly-Clark Corporation                414
  3,672   Louisiana Pacific Corporation              88
  2,200   Mead Corporation                          127
    700   Potlatch Corporation                       29
  5,200   Scott Paper Company                       277
  1,550   Temple-Inland, Inc.                        71
  2,350   Union Camp Corporation                    120
  2,925   Westvaco Corporation                       81
  7,050   Weyerhaeuser Company                      311
  2,200   Willamette Industries                     128
                                                  -----
                                                  2,697
                                                  -----


          GOLD & PRECIOUS METALS 0.6%
 12,600   Barrick Gold Corporation                  291
  3,500   Cyprus Amax Minerals Company               91
  3,000   Echo Bay Mines, Ltd.                       27
  7,100   Freeport McMoRan Copper & Gold, Inc.      162
  4,100   Homestake Mining Company                   63
  8,461   Placer Dome, Inc.                         185
  5,152   Santa Fe Pacific Gold Corporation          51
                                                  -----
                                                    870
                                                    ---


          HEALTH CARE SERVICES & SUPPLIES 1.1%
  1,800   Bausch & Lomb, Inc.                        62
  2,700   Beverly Enterprises<F89>                   32
 15,252   Columbia/HCA Healthcare Corporation       749
  2,200   Manor Care, Inc.                           72
  5,800   United Healthcare Corporation             308
  4,600   Warner-Lambert Company                    392
                                                  -----
                                                  1,615
                                                  -----
          HOSPITAL SUPPLIES & SERVICES 0.2%
  3,300   Biomet, Inc. <F89>                         55
  5,400   Boston Scientific Corporation<F89>        227
  1,500   US Surgical Corporation                    37
                                                  -----
                                                    319
                                                  -----


          INSURANCE 3.4%
  4,200   Aetna Life and Casualty Company           296
  1,300   Alexander & Alexander Services, Inc.       29
 15,773   Allstate Corporation                      580
  7,300   American General Corporation              240
 16,355   American International Group, Inc.      1,380
  3,100   Chubb Corporation                         279
  2,500   CIGNA Corporation                         248
  2,900   General Re Corporation                    420
  1,700   Jefferson-Pilot Corporation               112
  8,202   KeyCorp                                   277
  3,100   Lincoln National Corporation              138
  2,600   Marsh & McLennan Companies, Inc.          213
  3,200   Providian Corporation                     126
  2,200   SAFECO Corporation                        141
  2,900   St. Paul Companies, Inc.                  147
  2,450   Torchmark Corporation                     102
  2,200   Transamerica Corporation                  149
  2,600   UNUM Corporation                          137
  5,400   US Healthcare, Inc.                       208
  2,800   USF&G Corporation                          47
                                                  -----
                                                  5,269
                                                  -----

          LIQUOR 0.7%
  8,800   Anheuser-Busch Companies, Inc.            581
  2,500   Brown-Foreman Corporation - Class B        95
 12,800   Seagram Company Ltd.                      461
                                                  -----
                                                  1,137
                                                  -----

          MACHINERY - AUTOMOTIVE 0.0%
  1,500   Varity Corporation<F89>                    54
                                                  -----

          MACHINERY - INDUSTRIAL 0.0%
  1,600   Harnischfeger Industries, Inc.             50
                                                  -----

          MEDIA 1.9%
  1,200   Andrew Corporation<F89>                    51
  5,500   Capital Cities/ABC, Inc.                  652
  2,375   CBS, Inc.                                 192
  8,100   Comcast Corporation - Class A             145
  3,700   Dow Jones & Company, Inc.                 130
  4,900   Gannett Company, Inc.                     266
  2,500   Harcourt General, Inc.                     99
  2,800   Interpublic Group Of Companies, Inc.      108
  1,900   Knight-Ridder, Inc.                       105
  3,100   New York Times Company - Class A           86
 23,100   Tele-Communications, Inc. - Class A<F89>  393
 13,100   Time Warner, Inc.                         478
  3,623   Times Mirror Company - Class A            105
  2,200   Tribune Company                           139
                                                  -----
                                                  2,949
                                                  -----


          METALS & MINERALS 0.3%
  3,100   Bethlehem Steel Corporation<F89>           41
  1,300   Inland Steel Industries, Inc.              30
  3,000   Nucor Corporation                         144
 11,466   USX Corporation-Marathon Group, Inc.      204
  2,293   USX Corporation-US Steel Group, Inc.       69
  3,225   Worthington Industries, Inc.               54
                                                  -----
                                                    542
                                                  -----


          MISCELLANEOUS 0.8%
  5,400   Applied Materials, Inc. <F89>             271
  2,900   Mallinckrodt Group, Inc.                  101
 14,700   Minnesota Mining & Manufacturing
            Company                                 836
                                                  -----
                                                  1,208
                                                  -----

          NATURAL GAS 0.2%
  8,500   Enron Corporation                         292
                                                  -----

          NON-FERROUS METALS 0.8%
  7,850   Alcan Aluminum Ltd.                       248
  6,400   Aluminum Company of America               326
  1,200   ASARCO, Inc.                               39
  4,800   Englehard Corporation                     119
  3,600   Inco, Ltd.                                124
  2,721   Newmont Mining Corporation                103
  2,700   Phelps Dodge Corporation                  171
  2,100   Reynolds Metals Company                   106
                                                  -----
                                                  1,236
                                                  -----


          OFFICE EQUIPMENT 0.1%
 12,000   Novell, Inc.                              198
                                                  -----


          OIL - DOMESTIC 1.9%
  3,000   Amerada Hess Corporation                  135
 17,200   Amoco Corporation                       1,099
  1,900   Ashland, Inc.                              60
  5,500   Atlantic Richfield Company                587
  4,800   Burlington Resources, Inc.                173
  1,800   Columbia Gas Systems, Inc. <F89>           69
  1,600   Kerr-McGee Corporation                     88
  4,900   Oryx Energy Company<F89>                   56
  1,700   Pennzoil Company                           64
  8,800   Phillips Petroleum Company                284
  3,800   Sun Company, Inc.                         109
  8,100   Unocal Corporation                        213
                                                  -----
                                                  2,937
                                                  -----

          OIL & GAS SERVICES 0.3%
  8,700   Schlumberger, Ltd.                        542
                                                  -----

          OIL - INTERNATIONAL 5.5%
 22,500   Chevron Corporation                     1,052
 42,700   Exxon Corporation                       3,261
 13,600   Mobil Corporation                       1,370
 18,600   Royal Dutch Petroleum Company           2,285
  9,200   Texaco, Inc.                              627
                                                  -----
                                                  8,595
                                                  -----

          POLLUTION CONTROL 0.4%
  7,100   Browning-Ferris Industries, Inc.          207
 17,300   WMX Technologies, Inc.                    487
                                                  -----
                                                    694
                                                  -----

          PRINTING & PUBLISHING 0.2%
  1,600   McGraw-Hill, Inc.                         131
  5,000   R.R. Donnelley & Sons Company             182
                                                  -----
                                                    313
                                                  -----

          PRODUCTION 1.4%
  1,200   Briggs & Stratton Corporation              48
  6,800   Caterpillar, Inc.                         382
  1,400   Cincinnati Milacron, Inc.                  36
  4,200   Cooper Industries, Inc.                   142
  3,100   Deere & Company                           277
  4,400   Dover Corporation                         174
  1,400   FMC Corporation<F89>                      100
  1,600   Foster Wheeler Corporation                 60
  4,000   Illinois Tool Works, Inc.                 233
  3,800   Ingersoll-Rand Company                    134
  3,466   Pall Corporation                           84
  2,250   Parker-Hannifin Corporation                76
  1,850   Raychem Corporation                        86
  1,300   Timken Company                             52
  2,500   Tyco International, Ltd.                  152
 13,100   Westinghouse Electric Corporation         185
                                                  -----
                                                  2,221
                                                  -----

          RAILROADS 1.2%
  5,281   Burlington Northern Santa Fe              443
  2,600   Conrail, Inc.                             179
  3,560   CSX Corporation                           298
  4,500   Norfolk Southern Corporation              348
  7,300   Union Pacific Corporation                 477
  3,500   Whitman Corporation                        74
                                                  -----
                                                  1,819
                                                  -----


          RETAIL 3.8%
  8,600   Albertson's, Inc.                         286
  2,600   American Greetings Corporation             82
  5,200   American Stores Company                   155
  3,300   Circuit City Stores, Inc.                 110
  2,500   Dayton Hudson Corporation                 172
  4,300   Dillard Department Stores,
            Inc. - Class A                          117
  4,900   Gap, Inc.                                 193
  2,500   Giant Food, Inc.                           80
 15,400   Kmart Corporation                         125
  3,800   Kroger Corporation<F89>                   127
 12,000   The Limited, Inc.                         221
  5,600   Lowe's Companies, Inc.                    151
  8,876   May Department Stores Company             348
    900   Mercantile Stores Company, Inc.            40
  2,800   Nordstrom, Inc.                           104
  8,300   J.C. Penney Company, Inc.                 350
  2,000   Pep Boys-Manny, Moe & Jack                 44
  3,100   Rite Aid Corporation                       84
 13,500   Sears Roebuck and Company                 459
  2,200   Supervalu, Inc.                            68
  2,600   Tandy Corporation                         128
  2,500   TJX Companies, Inc.                        34
 10,225   Toys "R" Us, Inc. <F89>                   224
  8,900   Walgreen Company                          254
 79,700   Wal-Mart Stores, Inc.                   1,724
  2,700   Winn-Dixie Stores, Inc.                   176
  4,400   Woolworth Corporation                      64
                                                  -----
                                                  5,920
                                                  -----

          SAVINGS & LOAN 0.3%
  6,100   Federal Home Loan Mortgage Corporation    422
  1,700   Golden West Financial Corporation          85
                                                  -----
                                                    507
                                                  -----


          SEMICONDUCTORS 0.4%
  3,900   Advanced Micro Devices, Inc. <F89>         93
  7,100   Micron Technology Incorporated            501
                                                  -----
                                                    594
                                                  -----


          SOFTWARE 1.3%
 20,100   Microsoft Corporation<F89>              2,010
                                                  -----


          TELECOMMUNICATIONS 8.6%
 16,900   Airtouch Communications, Inc.             482
  6,500   Alltell Corporation                       199
 19,200   Ameritech Corporation                   1,037
 54,656   AT & T Corporation                      3,498
 15,200   Bell Atlantic Corporation                 967
 17,000   BellSouth Corp                          1,301
  2,500   Cabletron Systems<F89>                    197
  4,400   DSC Communications Corporation<F89>       163
 33,200   GTE Corporation                         1,370
 23,900   MCI Communications Corporation            596
 14,500   NYNEX Corporation                         682
 14,500   Pacific Telesis Group                     440
 21,000   SBC Communications, Inc.                1,173
 12,000   Sprint Corporation                        462
  2,800   Tellabs, Inc. <F89>                        95
 16,553   US West, Inc.                             788
                                                 ------
                                                 13,450
                                                 ------


          TEXTILES & APPAREL 0.5%
  2,500   Fruit of the Loom, Inc. <F89>              43
  3,600   Liz Claiborne, Inc.                       102
  3,600   Melville Corporation                      115
  5,400   Nike, Inc. - Class B                      306
  2,600   Reebok International Ltd.                  88
  2,000   Russell Corporation                        49
  2,077   VF Corporation                             99
                                                  -----
                                                    802
                                                  -----


          TIRE & RUBBER 0.2%
  3,200   Cooper Tire & Rubber Company               74
    800   Goodrich (B.F.) Company                    53
  5,262   Goodyear Tire & Rubber Company            200
                                                  -----
                                                    327
                                                  -----


          TRANSPORTATION 0.0%
  2,000   Pittson Company                            55
                                                  -----


          TRANSPORTATION EQUIPMENT 0.0%
  1,700   Cummins Engine Company, Inc.               60
                                                  -----

          TRAVEL & RECREATION 1.0%
  5,850   CUC International, Inc. <F89>             203
  3,650   Harrahs Entertainment, Inc. <F89>          90
  1,600   Hilton Hotels Corporation                 107
  4,900   Marriott International, Inc.              181
 18,100   Walt Disney Company                     1,043
                                                  -----
                                                  1,624
                                                  -----


          TRUCKING 0.1%
  1,300   Roadway Services, Inc.                     58
  3,450   Ryder System, Inc.                         83
                                                  -----
                                                    141
                                                  -----


          Total Common Stock
          (Cost $101,960)                       147,660
                                                -------


          PREFERRED STOCKS 0.0%
     19   Teledyne Inc. Preferred Ser E               -
                                                  -----


          Total Preferred Stock
          (Cost $0)                                   -
                                                  -----


   Principal
    Amount                                Market Value
(in thousands)                           (in thousands)
--------------                           --------------

          SHORT-TERM INVESTMENTS 5.7%
          U.S. TREASURIES 0.2%
    330   U.S. Treasury Bill,
          5.42%, 11/02/95                           330
                                                 ------


          Total U.S. Treasuries
          (Cost $330)                               330
                                                 ------


          VARIABLE RATE DEMAND NOTES 5.5%
  2,324   Eli Lilly Demand Note                   2,324
  4,174   Sara Lee Demand Note                    4,174
  2,058   Southwestern Bell Demand Note           2,058
                                                  -----


          Total Variable Rate Demand Notes
          (Cost $8,556)                           8,556
                                                  -----


          Total Short-Term Investments
          (Cost $8,886)                           8,886
                                                  -----


          Total Investments 99.9%
          (Cost $110,846)                       156,546
                                                -------


          Other Assets, less Liabilities 0.1%       223
                                                  -----


          TOTAL NET ASSETS 100.0%               156,769
                                                =======

<F89>Non-income producing

                     See notes to the financial statements.



MIDCORE GROWTH FUND
SCHEDULE OF INVESTMENTS
OCTOBER 31, 1995

   Number                                 Market Value
  of Shares                              (in thousands)
  ---------                              --------------

          COMMON STOCKS 98.3%
          AUTO PARTS 2.0%
 72,900   AutoZone, Inc.<F90>                     1,804
 37,000   Lear Seating Corporation<F90>           1,027
                                                  -----
                                                  2,831
                                                  -----


          BIO-TECHNOLOGY 0.8%
 33,700   Millipore Corporation                   1,192
                                                  -----


          BUILDING MATERIALS 0.5%
 18,000   Home Depot, Inc.                          670
                                                  -----


          BUSINESS SERVICES 9.8%
 46,900   Ceridian Corporation<F90>               2,040
 58,500   H & R Block, Inc.                       2,413
 86,815   First Data Corporation                  5,741
 77,900   General Motors Corporation - Class E    3,671
  8,000   Reynolds & Reynolds - Class A             285
                                                 ------
                                                 14,150
                                                 ------

          CAPITAL GOODS - MANUFACTURING 3.8%
 20,000   Dover Corporation                         790
 78,000   Tyco International, Ltd.                4,739
                                                  -----
                                                  5,529
                                                  -----


          COMMUNICATIONS & MEDIA 5.4%
 28,000   Infinity Broadcasting Corporation<F90>    910
 70,800   Interpublic Group of Companies, Inc.    2,744
125,000   PanAmSat Corporation<F90>               1,891
 41,600   Reuters Holdings, PLC ADR               2,309
                                                  -----
                                                  7,854
                                                  -----


          COMPUTERS 1.7%
 89,200   Sungard Data Systems, Inc. <F90>        2,453
                                                  -----


          CONSUMER PRODUCTS 1.3%
 75,000   Newell Company                          1,809
                                                  -----


          DISTRIBUTION 3.9%
 64,200   Alco Standard Corporation               5,682

          DRUGS 2.6%
 95,200   Elan Corporation, PLC ADR<F90>          3,820
                                                  -----



          ELECTRICAL EQUIPMENT 4.5%
 66,000   AVX Corporation                         2,054
 20,000   Kemet Corporation<F90>                    690
 80,093   Molex, Inc. - Class A                   2,463
  3,000   SGS-Thomson Microelectronics<F90>         136
 31,000   Vishay Intertechnology, Inc. <F90>      1,093
                                                  -----
                                                  6,436
                                                  -----


          ENERGY - NATURAL GAS 1.1%
 46,000   Enron Corporation                       1,581
                                                  -----


          ENTERTAINMENT & LEISURE 5.5%
122,200   GTECH Holdings Corporation<F90>         2,994
 74,000   Mirage Resorts, Inc. <F90>              2,423
 49,735   Viacom, Inc. - Class B<F90>             2,487
                                                  -----
                                                  7,904
                                                  -----


          FINANCE COMPANIES 3.1%
 97,200   First USA, Inc.                         4,471
                                                  -----


          FINANCIAL SERVICES 5.8%
 33,000   Federal National Mortgage Association   3,461
134,900   MBNA Corporation                        4,974
                                                  -----
                                                  8,435
                                                  -----


          HEALTH CARE SERVICES & SUPPLIES 12.8%
115,464   Columbia/HCA Healthcare Corporation     5,672
118,400   Foundation Health Corporation<F90>      5,017
 73,700   Health Care & Retirement
            Corporation<F90>                      2,165
 77,500   Lincare Holdings, Inc. <F90>            1,928
 47,000   United Healthcare Corporation           2,497
 45,000   Vencor, Inc. <F90>                      1,249
                                                 ------
                                                 18,528
                                                 ------


          HOSPITAL SUPPLIES & SERVICES 0.5%
 18,000   Boston Scientific Corporation<F90>        758
                                                 ------


          INSURANCE 5.8%
 66,750   AFLAC, Inc.                             2,720
 48,800   MBIA, Inc.                              3,398
 39,000   MGIC Investment Corporation             2,218
                                                  -----
                                                  8,336
                                                  -----



          LODGING 1.6%
 25,000   La Quinta Inns, Inc.                      644
 78,000   Promus Hotel Corporation<F90>           1,716
                                                  -----
                                                  2,360
                                                  -----


          MACHINERY - AUTOMOTIVE 1.7%
 67,000   Varity Corporation<F90>                 2,429
                                                  -----


          MACHINERY - DIVERSIFIED 1.0%
 32,400   York International Corporation          1,418
                                                  -----


          MACHINERY - INDUSTRIAL 2.3%
 71,400   Thermo Electron Corporation<F90>        3,284
                                                  -----


          OFFICE PRODUCTS 1.3%
 73,250   Staples, Inc. <F90>                     1,950
                                                  -----


          POLLUTION CONTROL 1.1%
 55,000   Browning-Ferris Industries, Inc.        1,602
                                                  -----


          RETAIL 3.2%
104,000   General Nutrition Companies, Inc. <F90> 2,587
 30,000   Kohl's Corporation<F90>                 1,361
 25,425   Lowe's Companies, Inc.                    686
                                                  -----
                                                  4,634
                                                  -----


          SEMICONDUCTORS 1.1%
 32,700   LSI Logic Corporation<F90>              1,541
                                                  -----


          SOFTWARE 3.9%
 49,000   Bay Networks<F90>                       3,246
  9,000   Microsoft Corporation<F90>                900
 80,200   Platinum Technology<F90>                1,464
                                                  -----
                                                  5,610
                                                  -----


          TEXTILES & APPAREL 1.8%
 25,100   Cintas Corporation                      1,054
 28,000   Nike, Inc. - Class B                    1,589
                                                  -----
                                                  2,643
                                                  -----


          TRANSPORTATION - RAILROAD 0.5%
  9,000   Burlington Northern Santa Fe Company      755
                                                  -----

          TRAVEL & RECREATION 5.2%
151,400   Carnival Corporation - Class A          3,520
116,350   CUC International, Inc. <F90>           4,029
                                                  -----
                                                  7,549
                                                  -----


          UTILITIES - TELEPHONE 2.7%
 31,500   DSC Communications Corporation<F90>     1,165
 29,200   Frontier Corporation                      788
 60,000   WorldCom, Inc. <F90>                    1,958
                                                  -----
                                                  3,911
                                                  -----


          Total Common Stock
          (Cost $107,302)                       142,125
                                                -------


    Number
   of Shares
(in thousands)
 -------------

          SHORT-TERM INVESTMENTS 1.8%
          INVESTMENT COMPANIES 1.8%
     10   Financial Square Prime Obligation Fund     10
  2,527   Short-Term Investments Co.
          Liquid Assets Portfolio                 2,527
                                                  -----


          Total Short-Term Investments
          (Cost $2,537)                           2,537
                                                  -----
          Total Investments 100.1%
          (Cost $109,839)                       144,662
                                                -------


          Liabilities, less Other
          Assets (0.1)%                           (129)
                                                  -----


          TOTAL NET ASSETS 100.0%               144,533
                                                =======

<F90>Non-income producing

                     See notes to the financial statements.



SPECIAL GROWTH FUND
SCHEDULE OF INVESTMENTS
OCTOBER 31, 1995

    Number                                Market Value
   of Shares                             (in thousands)
   ---------                              -------------

          COMMON STOCKS 89.5%
          AIR TRANSPORTATION 0.4%
 72,750   Comair Holdings, Inc.                   2,041
                                                  -----


          AUTO PARTS 0.9%
 64,800   APS Holding Corporation<F91>            1,328
 42,800   Copart, Inc. <F91>                        974
 88,300   Lear Seating Corporation<F91>           2,450
                                                  -----
                                                  4,752
                                                  -----


          BIO-TECHNOLOGY 0.4%
209,300   Perseptive Biosystems, Inc. <F91>       2,224
                                                  -----


          BUSINESS MACHINES & SOFTWARE 0.7%
  9,900   Madge Networks N. V.                      415
 62,600   Mylex Corporation<F91>                  1,166
 31,400   National Instruments Corporation<F91>     589
 43,400   Network General Corporation<F91>        1,801
                                                  -----
                                                  3,971
                                                  -----


          BUSINESS SERVICES 6.1%
 30,450   FIserv, Inc. <F91>                        784
124,100   Franklin Quest Company<F91>             2,963
 85,200   Interim Services, Inc. <F91>            2,535
 98,500   Keane, Inc. <F91>                       2,659
403,500   Manpower, Inc.                         10,945
180,800   Medaphis Corporation<F91>               5,740
117,600   Robert Half International, Inc. <F91>   4,292
 81,000   U.S. Delivery Systems, Inc. <F91>       1,681
                                                 ------
                                                 31,599
                                                 ------


          CHEMICALS 1.5%
283,500   Airgas, Inc. <F91>                      7,548
                                                  -----


          COMMUNICATIONS & MEDIA 0.4%
 75,400   Cellstar Corporation<F91>               2,092
                                                  -----
          COMPUTERS 0.6%
 98,500   Danka Business Systems PLC ADR          3,300
                                                  -----


          CONSUMER SERVICES 2.4%
316,100   Loewen Group, Inc.                     12,659
                                                 ------



          CONTAINERS 0.8%
147,800   Sealed Air Corporation<F91>             3,898
                                                  -----


          ELECTRICAL EQUIPMENT 0.9%
156,400   AVX Corporation                         4,868
                                                  -----


          ELECTRONICS 2.9%
218,200   Arrow Electronics, Inc. <F91>          11,074
 21,100   Checkpoint Systems, Inc. <F91>            609
 94,200   Digi International, Inc. <F91>          2,520
 13,600   Progress Software Corporation<F91>        891
                                                  -----

                                                 15,094
                                                 ------


          ENERGY - OIL & GAS 0.8%
182,300   NGC Corporation                         1,641
 48,400   Tejas Gas Corporation<F91>              2,269
                                                  -----

                                                  3,910
                                                  -----


          ENTERTAINMENT & LEISURE 3.1%
174,700   Hollywood Entertainment Corporation     4,673
260,900   Mirage Resorts, Inc. <F91>              8,544
  5,000   Movie Gallery, Inc. <F91>                 193
 72,950   Regal Cinemas, Inc. <F91>               2,863
                                                  -----
                                                 16,273
                                                 ------


          FINANCIAL SERVICES 4.8%
 29,700   Advanta Corporation - Class B           1,062
 96,700   AMBAC, Inc.                             4,073
 39,600   Green Tree Financial Corporation        1,054
 72,900   National Data Corporation               1,932
174,636   Quick And Reilly Group, Inc.            4,148
555,100   The Charles Schwab Corporation         12,698
                                                 ------
                                                 24,967
                                                 ------


          HEALTH CARE SERVICES & SUPPLIES 21.5%
105,700   American Medical Response, Inc. <F91>   3,052
482,300   Biomet, Inc. <F91>                      8,018
173,556   Cardinal Health, Inc.                   8,916
 52,300   Cordis Corporation<F91>                 5,779
546,975   Health Management Associates,
            Inc. - Class A                       11,760
238,000   Healthsource, Inc. <F91>               12,614
136,200   Medisense, Inc. <F91>                   2,911
100,100   Medpartners, Inc. <F91>                 2,803
108,800   Multicare Companies, Inc. <F91>         2,040
188,500   Oxford Health Plans<F91>               14,750
167,600   Pacificare Health Systems, Inc. <F91>  12,193
216,500   Quorum Health Group, Inc. <F91>         4,641
108,700   Renal Treatment Centers<F91>            3,913
343,300   Surgical Care Affiliates               10,170
321,500   Vencor, Inc. <F91>                      8,922
                                                  -----
                                                112,482
                                                -------

          HOSPITAL SUPPLIES & SERVICES 0.9%
 20,400   Idexx Laboratories, Inc.                  831
109,800   Omnicare, Inc.                          3,980
                                                  -----
                                                  4,811
                                                  -----


          HOUSING 3.6%
432,115   Clayton Homes, Inc.                    11,343
 88,700   Oakwood Homes Corp.                     3,326
126,875   Southern Energy Homes, Inc. <F91>       1,871
125,300   Toll Brothers, Inc. <F91>               2,240
                                                  -----
                                                 18,780
                                                 ------


          INSURANCE 5.8%
122,800   Equitable Iowa Companies                4,298
170,900   Arthur J. Gallagher & Company           6,046
157,700   MGIC Investment Corporation             8,969
289,300   Protective Life Corporation             8,245
 68,000   Vesta Insurance Group, Inc.             2,745
                                                  -----
                                                 30,303
                                                 ------


          LIQUOR 0.3%
 27,500   Canandaigua Wine Company, Inc. <F91>    1,320
                                                  -----


          MACHINERY - AUTOMOTIVE 1.3%
190,900   Varity Corporation<F91>                 6,920
                                                  -----


          MACHINERY - INDUSTRIAL 0.8%
198,500   TriMas Corporation                      4,119
                                                  -----


          OFFICE PRODUCTS 1.7%
126,375   Office Depot, Inc. <F91>                3,617
 44,800   Officemax, Inc. <F91>                   1,109
 98,500   Viking Office Products, Inc. <F91>      4,383
                                                  -----
                                                  9,109
                                                  -----


          PRINTING & PUBLISHING 0.5%
 61,200   Banta Corporation                       2,647
                                                  -----


          RESTAURANTS 3.2%
158,450   Apple South, Inc.                       3,248
 31,200   DF & R Restaurants, Inc. <F91>            952
100,000   IHOP Corporation<F91>                   2,150
 37,700   Landrys Seafood
            Restaurants Incorporated                509
107,400   Lone Star Steakhouse & Saloon<F91>      4,148
178,900   Outback Steakhouse, Inc. <F91>          5,613
                                                  -----
                                                 16,620
                                                 ------


          RETAIL 8.5%
 13,800   CompUSA, Inc. <F91>                       528
388,000   Consolidated Stores Corporation<F91>    8,972
159,000   Dept 56, Inc. <F91>                     7,215
 53,600   Discount Auto Parts, Inc. <F91>         1,434
431,157   Dollar General Corporation             10,563
200,600   Kohl's Corporation<F91>                 9,102
 54,700   Micro Warehouse, Inc. <F91>             2,434
214,000   Musicland Stores Corporation<F91>       1,391
146,400   Sports and Recreation, Inc. <F91>       1,080
107,800   Trend Lines, Inc. - Class A<F91>        1,415
                                                  -----
                                                 44,134
                                                 ------


          SEMICONDUCTORS 3.5%
131,700   Atmel Corporation                       4,116
 24,700   Burr-Brown Corporation                    803
158,100   Dallas Semiconductor Corporation        3,360
 65,400   Integrated Circuit Systems<F91>           887
 22,600   Lattice Semiconductor Corporation<F91>    887
 28,900   Linear Technology Corporation           1,264
 37,600   Maxim Integrated Products<F91>          2,811
 39,525   Microchip Technology, Inc. <F91>        1,569
 14,500   SDL, Inc. <F91>                           370
 56,700   S3 Incorporated<F91>                      971
 39,500   Triquint Semiconductor, Inc. <F91>        899
 11,100   VLSI Technology<F91>                      261
                                                    ---
                                                 18,198
                                                 ------



          SOFTWARE 1.7%
179,600   Compuware Corporation<F91>              4,086
 32,000   McAfee Associates, Inc. <F91>           1,864
 30,100   Parametric Technology Company<F91>      2,017
 26,400   Softkey International, Inc. <F91>         832
                                                  -----
                                                  8,799
                                                  -----


          TELECOMMUNICATIONS 3.5%
225,200   Aspect Telecommunications Corporation   7,741
224,100   Boston Technology, Inc. <F91>           3,081
 99,100   Cidco, Inc. <F91>                       2,936
 43,900   Comverse Technology<F91>                  999
 71,900   Pairgain Technologies<F91>              3,074
  4,700   U.S. Robotics Corporation<F91>            435
                                                  -----
                                                 18,266
                                                 ------


          TEXTILES & APPAREL 2.7%
 98,300   Gymboree Corporation<F91>               2,224
227,400   Jones Apparel Group, Inc. <F91>         7,788
 72,200   The Men's Wearhouse, Inc. <F91>         2,816
 36,300   Oakley Incorporated<F91>                1,252
                                                  -----
                                                 14,080
                                                 ------


          TRANSPORTATION 1.3%
144,300   Arnold Industries, Inc.                 2,345
 81,228   Fritz Companies, Inc.                   2,843
 59,250   Heartland Express, Inc. <F91>           1,607
  8,700   TNT Freightways Corporation               157
                                                  -----
                                                  6,952
                                                  -----

          TRANSPORTATION EQUIPMENT 0.3%
 53,150   Wabash National Corporation             1,349
                                                  -----


          UTILITIES - TELEPHONE 1.7%
306,800   Century Telephone Enterprises           8,897
                                                  -----


          Total Common Stock
          (Cost $349,710)                       466,982
                                                -------


          SHORT-TERM INVESTMENTS 8.4%
          INVESTMENT COMPANIES 6.5%
  9,878   Financial Square Prime Obligation Fund  9,878
 23,835   Short-Term Investments Co.
          Liquid Assets Portfolio                23,835
                                                 ------

                                                 33,713
                                                 ------


   Principal
    Amount
(in thousands)
--------------

          COMMERCIAL PAPER 1.9%
$10,000   ITT Hartford Group
          5.78%, 11/17/95                         9,974
                                                  -----


          Total Short-Term Investments
          (Cost $43,687)                         43,687
                                                 ------


          Total Investments 97.9%
          (Cost $393,397)                       510,669
                                                -------


          Other Assets, less Liabilities 2.1%    10,828
                                                 ------


          TOTAL NET ASSETS 100.0%               521,497
                                                =======

<F91>Non-income producing

                     See notes to the financial statements.



INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS
OCTOBER 31, 1995
Number                                                                  Market
of Shares                               Industry                         Value
---------                               --------                        ------

        COMMON AND PREFERRED STOCKS 96.7%
        AUSTRALIA 2.6%
 1,400  Aberfoyle                       Non-ferrous Metals               2,929
 9,400  Amcor Limited                   Forest Products                 70,361
 4,323  Ampolex Ltd.                    Gas Exploration                  8,550
 4,200  Ashton Mining Ltd.              Non-ferrous Metals               5,271
11,744  Australian National Industries  Conglomerates                    9,202
16,900  Boral Limited                   Construction Materials          40,367
 3,300  Brambles Inds Ltd.              Business Services               35,043
 7,694  Burns Philp & Co.               Retail Trade                    17,207
 2,700  Caltex Australia                Petroleum Services               8,708
 7,499  Coca-Cola Amatil Limited        Food & Beverage                 57,957
17,592  Coles Myer Limited              Retail Trade                    60,621
14,604  CSR Limited                     Conglomerates                   46,547
 4,228  Email Limited                   Household Appliances            10,613
 4,654  FAI Insurances                  Insurance                        2,089
50,000  Fosters Brewing Group Limited   Food & Beverage                 47,543
 9,658  General Prop Trust Units        Real Estate                     16,604
14,200  Gold Mines Of Kalg              Gold                            11,342
   433  Goldfields Limited<F92>         Gold                             1,070
17,810  Goodman Fielder Ltd.            Food & Beverage                 17,883
 5,738  Hardie (James) Inds             Construction Materials           9,384
 4,500  ICI Australia                   Chemical                        30,808
 3,437  Lend Lease Corporation Limited  Real Estate                     47,740
23,722  MIM Holdings Limited            Non-ferrous Metals              31,940
 3,400  Newcrest Mining<F92>            Gold                            13,966
10,252  North Ltd.                      Non-ferrous Metals              28,855
 2,125  OPSM Protector Ltd.             Drugs & Healthcare               3,233
16,191  Pacific Dunlop Ltd.             Conglomerates                   39,166
13,600  Pioneer International Ltd.      Construction Materials          33,312
 9,664  QCT Resources                   Miscellaneous                   12,497
 3,029  Renison Goldfields
          Consolidated Ltd.             Gold                            12,719
 1,800  Rothmans Holdings               Tobacco                          6,709
 7,990  Santos Ltd.                     Petroleum Services              21,577
 6,323  Schroders Property Fund         Mutual Fund                     10,307
 2,585  Smith (Howard)                  Conglomerates                   11,405
 8,463  Southcorp Holdings Ltd.         Food & Beverage                 18,219
 4,786  Stockland Trust Group           Real Estate                     11,177
 8,600  TNT<F92>                        Transportation                  12,103
 4,100  Tubemakers of Australia         Industrial Machinery             9,980
14,680  Westfield Trust                 Real Estate                     26,242
   610  Westfield Trust New Units       Real Estate                      1,090
                                                                         -----
                                                                       862,336
                                                                       -------


        AUSTRIA 1.3%
   100  Austrian Airlines<F92>          Air Travel                      16,397
   300  BBAG Oesterr Brau               Beverage & Tobacco              15,408
 1,020  Creditanstalt Bank              Bank                            53,521
   560  Creditanstalt Bank Preferred    Bank                            27,915
   300  EA-Generali AG                  Insurance                       82,037
   100  Lenzing AG                      Chemicals                        8,416
 1,100  Oester Elektrizita              Electric Utilities              67,153
   957  OMV AG<F92>                     Miscellaneous                   82,565
   400  Veitsch-Radex AG<F92>           Non-ferrous Metals               8,960
   300  Wienerberger Baust              Construction Materials          60,241
   300  Z Laenderbank Bank
          Austria AG Preferred          Bank                            13,925
                                                                        ------
                                                                       436,538
                                                                       -------


        BELGIUM 1.7%
    30  Bekaert SA                      Industrial Machinery            22,001
    50  CBR Cimenteries                 Construction Materials          20,362
   710  Delhaize Le Lion                Retail Trade                    27,443
   150  Electrabel                      Electronics                     34,011
   490  Fortis AG                       Insurance                       52,515
   215  Generale De Banque              Banks                           69,451
     5  Generale De Banque VVPR         Banks                            1,615
   375  Gevaert                         Chemicals                       21,872
   102  Glaverbel Groupe                Containers & Glass              11,564
     2  Glaverbel Groupe VVPR           Containers & Glass                   -
   320  GPE Bruxelles LAM               Conglomerates                   41,966
   180  Kredietbank                     Banks                           45,099
    25  Kredietbank VVPR                Banks                            6,341
   205  Royale Belge                    Insurance                       37,001
    25  Royale Belge BBPR               Insurance                        4,555
   125  Solvay                          Chemicals                       63,199
   175  Tractebelinv Intl               Conglomerates                   64,019
    25  Tractebelinv Intl VVPR          Conglomerates                    9,145
   350  Union Miniere<F92>              Non-ferrous Metals              22,769
                                                                        ------
                                                                       554,928
                                                                       -------


        DENMARK 1.2%
   400  Carlsberg A                     Food & Beverage                 20,708
   325  Carlsberg B                     Food & Beverage                 16,825
     2  D/S 1912 B                      Conglomerates                   39,148
     2  D/S Svendborg B                 Conglomerates                   56,160
   625  Danisco                         Food & Beverage                 28,469
    90  Danske Luftfartsel DDL<F92>     Air Travel                       7,491
   595  Den Danske Bank                 Banks                           39,402
   105  FLS Industries B                Industrial Machinery             9,642
    65  GN Store Nord                   Telecommunications               4,816
   335  ISS International Service
          System Series B               Conglomerates                    6,864
   135  Korn-Og Foderstof               Food & Beverage                  6,174
    30  Lauritzen (J) Holding B<F92>    Conglomerates                    4,939
    85  NKT Holding                     Electrical Equipment             4,774
   425  Novo Nordisk As B               Drugs & Healthcare              54,034
   240  OK Ostasiatiske Kompagni<F92>   Conglomerates                    6,190
   115  Radio Meter As B                Drugs & Healthcare               7,026
    65  Sophus Berendsen A              Conglomerates                    7,075
   200  Sophus Berendsen B              Conglomerates                   21,915
    70  Superfos A/S                    Chemicals                        6,210
   600  Unidanmark A                    Banks                           27,550
                                                                        ------
                                                                       375,412
                                                                       -------


        FINLAND 0.8%
   400  Amer Group                      Conglomerate                     6,329
   300  Cultor Oy Series 1              Household Products              12,291
   300  Instrumentarium Series A        Drugs & Healthcare               7,417
 7,860  Kansallis-Yhtymai<F92>          Banks                            6,292
 1,500  Kesko                           Retail                          18,789
   100  Kone Corp B                     Industrial Machinery             9,112
 1,400  Kymmene Corp.                   Forest Products                 38,238
   200  Metra AB A                      Conglomerates                    8,759
   200  Metra AB B                      Conglomerates                    8,665
 2,100  Outokumpu Oy A                  Non-ferrous Metals              33,376
   400  Pohjola A                       Insurance                        5,698
   300  Pohjola B                       Insurance                        4,379
 2,600  Repola                          Forest Products                 50,321
   300  Sampo (Vakuutusosak) A          Insurance                       16,600
   100  Stockmann AB (OY)               Retail                           5,886
 9,500  Unitas Series A<F92>            Banks                           23,039
                                                                        ------
                                                                       255,191
                                                                       -------


        FRANCE 10.5%
   935  Accor                           Leisure                        111,025
   900  Bic                             Toys, Amusements &
                                           Sporting Goods               85,348
    50  Bongrain SA                     Food & Beverage                 26,436
   774  Bouygues                        Home Builders                   82,258
   650  Canal Plus                      Broadcasting                   112,254
 2,750  Carnaudmetalbox                 Containers & Glass             115,218
 2,036  Casino Guich Perr               Leisure                         58,256
   568  Casino Guich Perr Preferred     Leisure                         11,667
   275  Chargeurs                       Conglomerates                   56,541
   100  Cie Gen Geophysique<F92>        Petroleum Services               3,577
   350  Club Mediterranee<F92>          Leisure                         27,433
   908  Compagnie Bancaire              Financial Services              94,087
   160  Comptoirs Modernes              Retail                          51,340
   315  CPR Cie Par Reesco              Investment Companies            24,206
 1,251  Credit Foncier de France<F92>   Banks                           23,139
   426  Credit National                 Banks                           26,032
   200  Dollfus-Mieg DMC                Apparel & Textiles               8,539
   450  Docks de France                 Retail                          68,426
   340  Ecco Ste                        Business Services               52,672
   850  Eridania Beghin-Say             Household Products             142,799
   300  Essilor International           Drugs & Healthcare              55,489
   125  Eurafrance                      Financial Services              41,770
    57  Europe 1 Registered             Broadcasting                    11,824
   400  Finextel                        Financial Services               5,085
   302  GTM Entrepose                   Home Builders                   19,566
 1,673  Havas                           Business Services              115,912
   504  Imetal                          Non-ferrous Metals              59,332
 2,850  Lagardere Groupe                Publishing                      53,180
   920  Legrand                         Electical Equipment            153,807
 3,600  Michelin (CGDE) Class B         Tires & Rubber                 145,313
   966  Moulinex<F92>                   Household Products              19,239
   500  Nord-Est                        Steel                           11,292
 1,885  Pernod-Ricard                   Food & Beverage                114,535
   730  Pinault-Printemps-Redoute       Retail                         158,147
   600  Promodes                        Retail                         146,048
   100  Sagem                           Electronics                     55,591
   250  Saint Louis                     Food & Beverage                 71,839
    50  Salomon SA                      Toys, Amusements &
                                           Sporting Goods               28,838
 3,413  Sanofi                          Drugs & Healthcare             217,563
 4,250  Schneider SA (Ex Spep)          Industrial Machinery           163,819
   600  Sefimeg                         Real Estate                     39,731
 1,700  Seita                           Beverages & Tobacco             59,065
   574  Simco                           Real Estate                     46,157
    10  Skis Rossignol                  Toys, Amusements &
                                           Sporting Goods                2,665
   216  Sodexho                         Leisure                         55,932
    50  Sommer Allibert                 Construction Materials          13,213
   420  Sovac                           Financial Services              52,190
 3,862  Thomson - CSF<F92>              Aerospace                       80,430
   300  Unibail SA                      Financial Services              27,622
   256  Union Immobiliere France        Real Estate                     21,441
 8,050  Usinor Sacilor<F92>             Steel                          120,103
 2,150  Valeo                           Industrial Machinery            97,066
                                                                     ---------
                                                                     3,445,057
                                                                     ---------


        GERMANY 15.5%
 3,000  Agiv AG                         Construction & Mining           63,055
    50  Amb Aach & Mun Bet              Insurance                       31,953
   300  Amb Aach & Mun Bet Registered   Insurance                      201,307
   300  Asko Deut Kaufhaus              Retail Trade                   155,720
   300  Beiersdorf AG Series ABC        Drugs & Healthcare             201,307
   250  Bilfinger & Berger              Home Builders                   91,955
   321  Brau Und Brunnen                Food & Beverage                 54,476
   950  Bremer Vulkan Verbund<F92>      Industrial Machinery            29,546
   210  CKAG Colonia Konzern AG         Insurance                      164,028
    50  CKAG Colonia Konzern
          AG Non-Voting Preferred       Insurance                       29,042
 6,550  Continental AG                  Industrial Machinery            92,555
   650  Degussa AG                      Chemicals                      209,082
   100  DLW AG                          Construction Materials          18,817
 2,200  Douglas Holding AG              Retail Trade                    80,452
   102  Dyckerhoff AG                   Construction Materials          44,905
   102  Dyckerhoff AG Non-Voting
          Preferred                     Construction Materials          24,915
   200  Fag Kugelfischer<F92>           Industrial Machinery            26,912
   330  Heidelberg Zement               Construction Materials         206,206
   150  Herlitz AG                      Business Services               27,693
   100  Herlitz AG Non-Voting
          Preferred                     Business Services               17,574
   541  Hochtief AG                     Construction Materials         210,131
    62  Holsten Brauerei AG             Food & Beverage                 13,648
   150  Iwka AG                         Industrial Machinery            27,746
   650  Karstadt AG                     Retail Trade                   283,391
   550  Kaufhof Holding AG              Retail Trade                   188,241
   150  Kaufhof Holding AG Non-Voting
          Preferred                     Retail Trade                    40,048
 4,200  Klockner Humboldt-Deutz<F92>    Industrial Machinery            27,795
   630  Linde AG                        Industrial Machinery           386,956
   150  Linotype-Hell AG<F92>           Computers & Business Equipment  18,959
 2,637  Lufthansa AG<F92>               Air Travel                     366,630
   150  Lufthansa AG Non-Voting
          Preferred<F92>                Air Travel                      19,172
   800  Man AG                          Industrial Machinery           231,769
   300  Man AG Non-Voting Preferred     Industrial Machinery            68,061
    50  Munchener Ruck Nam              Insurance                       88,404
 1,150  Preussag AG                     Conglomerates                  326,635
   500  PWA Papierwerke Waldhof<F92>    Forest Products                 79,884
   100  Rheinmetall Berlin              Aerospace                       14,343
 1,450  RWE AG Non-Voting Preferred     Electic Utilities              410,814
   150  Salamander AG                   Apparel & Textiles              26,628
 5,100  Schering AG                     Drugs & Healthcare             355,620
   150  Strabag AG                      Home Builders                   25,030
   500  Volkswagen AG Non-Voting
          Preferred                     Automobiles                    113,967
                                                                     ---------
                                                                     5,095,372
                                                                     ---------


        GREAT BRITAIN 7.9%
 2,500  Amec                            Home Builders                    2,268
 3,500  Anglian Water                   Business Services               31,063
 3,700  Argos                           Retail                          29,831
   334  Argyll Group                    Retail                           1,694
10,200  Arjo Wiggins Appleton           Forest Products                 37,659
 5,600  Associated British Foods        Food & Beverage                 62,158
 2,200  Barratt Developments            Home Builders                    6,734
 4,900  BBA Group<F92>                  Industrial Machinery            20,797
11,400  BET                             Conglomerates                   22,663
 4,419  BICC                            Electrical Equipment            18,372
 9,100  Blue Circle Industries          Construction Materials          41,781
 2,343  Bowthorpe                       Electronics                     15,878
 6,000  BPB Industries                  Construction Materials          26,365
 5,300  British Aerospace               Aerospace                       59,288
 4,600  British Land Co.                Real Estate                     26,346
25,100  British Steel                   Steel                           64,651
 2,500  Burmah Castrol PLC              Petroleum Services              38,853
 2,100  Calor Group                     Gas & Pipeline Utilities         8,499
 7,400  Caradon PLC                     Containers & Glass              23,118
 2,900  Carlton Communications          Broadcasting                    44,086
 3,400  Chubb Security                  Business Services               17,837
 8,709  Coats Viyella                   Apparel & Textiles              25,695
   800  Cobham PLC                      Aerospace                        4,986
   340  Costain Group<F92>              Home Builders                      392
 5,000  Courtaulds PLC                  Chemicals                       30,530
 1,200  Courtaulds Textile              Apparel & Textiles               7,772
 2,430  Dawson International            Apparel & Textiles               4,562
 2,739  De La Rue                       Business Services               38,959
 1,800  Delta                           Electrical Equipment            11,956
 2,336  East Midlands Electricity       Electric Utilities              32,010
 3,000  Eastern Group                   Electric Utilities              46,056
 5,070  Electrocomponents               Electronics                     25,918
 3,812  English China Clays             Mining                          20,540
 6,840  FKI                             Electrical Equipment            17,537
11,700  Forte                           Leisure                         46,519
 5,600  General Accident                Insurance                       57,122
 4,300  GKN                             Industrial Machinery            54,751
 3,900  Great Portland Estates          Real Estate                      9,968
10,831  Guardian Royal Exchange         Insurance                       39,134
 3,568  Hammerson PLC                   Real Estate                     18,380
 8,815  Harrison & Crosfield            Miscellaneous                   20,167
 2,800  Hepworth                        Construction Materials          12,745
 4,300  IMI                             Non-ferrous Metals              22,321
 2,700  Johnson Matthey                 Conglomerates                   25,816
14,497  Ladbroke Group                  Hotels & Restaurants            37,969
 1,133  Laing (John)                    Home Builders                    3,986
 1,700  Laird Group                     Industrial Machinery            11,171
12,000  Lasmo                           Gas Exploration                 29,157
 6,084  Legal & General GR              Insurance                       65,611
 1,400  Lex Service                     Business Services                7,289
 2,500  London Electricity              Electric Utilities              35,579
 9,600  Lonrho                          Conglomerates                   23,705
 9,906  Lucas Industries                Industrial Machinery            29,931
 1,400  Manweb                          Electric Utilities              22,199
 3,733  Marley                          Home Builders                    6,332
 5,100  MEPC                            Real Estate                     30,256
 2,212  Mercury Asset Management Gp     Financial Services              32,231
 1,534  Meyer International             Forest Products                  8,471
 4,700  Next                            Retail                          30,589
 5,063  North West Water Group          Business Services               47,491
 1,257  North West Water Group
          (Registered)                  Business Services                3,570
 1,238  Northern Electric               Electric Utilities              17,336
 1,400  Northern Electric Preferred     Electric Utilities               2,181
 1,900  Ocean Group                     Trucking & Freight Forwarding   11,032
   500  Oxford Instruments              Electronics                      3,353
 9,900  Pilkington                      Containers & Glass              29,522
 1,600  Provident Financial             Financial Services              19,413
 3,400  Racal Electronics               Electonics                      13,545
 6,468  Redland                         Construction Materials          35,565
 6,200  Rexam                           Construction Materials          39,618
 3,100  RMC Group                       Construction Materials          49,977
18,032  Rolls Royce                     Automobiles                     43,814
 8,100  Royal Insurance Holdings        Insurance                       49,906
 7,700  Rugby Group                     Construction Materials          12,999
 2,400  Schroders                       Financial Services              50,969
 7,600  Scottish & Newcastle            Food & Beverage                 70,328
18,800  Sears PLC                       Retail                          30,107
 6,400  Sedgwick Group                  Insurance                       10,704
 3,000  Seeboard                        Electric Utilities              24,542
 4,700  Slough Estates                  Real Estate                     14,535
 3,700  Smiths Industries               Industrial Machinery            33,859
 3,400  Southern Electric               Electric Utilities              51,097
 2,060  Southern Water                  Electric Utilities              22,118
 3,300  St. James' Place Capital        Financial Services               6,092
 6,235  T & N                           Industrial Machinery            14,117
11,043  Tarmac                          Construction Materials          14,984
 4,951  Tate & Lyle                     Food & Beverage                 35,074
 4,700  Taylor Woodrow                  Home Builders                    7,898
 5,000  Thames Water                    Business Services               41,535
 5,832  TI Group                        Conglomerates                   39,889
13,000  Trafalgar House                 Conglomerates                    4,666
 1,800  Transport Development           Railroads & Equipment            5,495
 2,900  Unigate                         Food & Beverage                 19,172
 6,600  United Biscuits                 Food & Beverage                 28,481
 4,000  Vickers                         Industrial Machinery            15,841
 1,516  Welsh Water                     Business Services               17,999
 1,530  Welsh Water Preferred           Business Services                2,505
 7,200  Williams Holdings               Construction Materials          35,614
 5,100  Willis Corroon Group            Insurance                       10,139
 2,300  Wilson (Connoly) Holdings       Home Builders                    5,171
 4,400  Wimpey (George)                 Home Builders                    7,081
 6,900  Wolseley                        Construction Materials          42,676
                                                                     ---------
                                                                     2,590,263
                                                                     ---------


        HONG KONG 1.0%
10,000  Applied International Holdings  Electonics                         931
 8,200  Bank Of East Asia               Banks                           28,900
27,000  Cathay Pacific Airways          Air Travel                      39,810
16,000  Chinese Estates                 Real Estate                     11,692
 6,000  Dickson Concepts International  Retail                           4,346
 6,000  Giordano International          Retail                           4,966
13,000  Hang Lung Development Co.       Real Estate                     21,606
 1,600  Hongkong Aircraft Haeco         Aerospace                        4,118
23,200  Hongkong & China Gas            Electric Utilities              37,657
 9,500  Hongkong & Shangai Hotel        Conglomerates                   11,918
41,000  Hopewell Holdings               Real Estate                     25,851
 9,000  Hysan Development               Real Estate                     22,931
 3,500  Johnson Electric Holdings       Electrical Equipment             7,311
 4,000  Kumagai Gumi (HK)               Home Builders                    3,026
 2,000  Lai Sun Garment International   Apparel & Textiles               2,108
 5,000  Miramar Hotel & Invest.         Hotels & Restaurants            10,573
12,000  Oriental Press Group            Publishing                       4,928
 6,000  Peregrine Investments<F92>      Real Estate                      7,644
26,000  Regal Hotels International      Hotels & Restaurants             4,876
14,000  Shangri-La Asia                 Leisure                         15,482
14,000  Shun Tak Holdings               Aerospace                       11,045
 9,000  Stelux Holdings International   Conglomerates                    2,328
14,000  South China Morning Post        Broadcasting                     8,148
 5,300  Tai Cheung Holdings             Real Estate                      4,456
 4,000  Television Broadcasts           Broadcasting                    16,038
 1,460  Wing Lung Bank                  Banks                            8,082
 2,500  Winsor Industrial Corp.         Apparel & Textiles               2,247
                                                                       -------
                                                                       323,018
                                                                       -------


        IRELAND 0.4%
 6,200  Allied Irish Banks              Banks                           31,296
 3,300  CRH                             Construction Materials          21,783
 2,600  Fyffes                          Food & Beverage                  4,322
   805  Greencore Group                 Food & Beverage                  6,447
 1,100  Independent News PLC            Newspapers                       6,585
 2,900  Irish Life                      Insurance                       10,674
 1,500  Kerry Group A                   Food & Beverage                 11,649
 9,840  Smurfit (Jefferson)             Paper                           26,108
 6,700  Waterford Wedgewood             Toys, Amusements &
                                           Sporting Goods                6,070
 1,645  Woodchester Investments         Financial Services               4,471
                                                                       129,405

        ITALY 7.7%
 7,000  Arn Mondadori Edit              Broadcasting, Advertising &
                                           Publishing                   51,814
83,500  Banca Commerciale Italiana      Banks                          162,637
17,500  Banca Naz Agricolt<F92>         Banks                           12,844
10,000  Banca Naz Agricolt Priv<F92>    Banks                            3,852
 8,000  Banca Naz Agricolt,
          Non-Convertible
          Preferred<F92>                Banks                            2,961
 1,500  Banca Naz Agricoltura<F92>      Agricultural Machinery             555
11,000  Banca Popolare Milano<F92>      Banks                           44,851
24,000  Banco Ambros Veneto<F92>        Banks                           62,478
11,000  Banco Ambros Veneto,
          Non-Convertible Preferred     Banks                           13,490
 9,000  Benetton Group                  Apparel & Textiles              93,125
 6,600  Cartiere Burgo                  Forest Products                 37,530
15,500  Cementir                        Construction Materials          12,902
118,000 Credito Italiano Ord            Banks                          134,051
 2,000  Danieli                         Industrial Machinery            10,902
 2,000  Danieli, Non-Convertible
          Preferred                     Industrial Machinery             5,520
34,000  Edison Ord                      Electric Utilities             136,499
17,500  Fidis                           Conglomerates                   31,835
32,000  IMI Istituto Mobiliare          Banks                          174,839
29,000  Impregilo Ord<F92>              Home Builders                   25,195
39,000  Ist Bc S.Paolo (To)             Banks                          215,287
 8,200  Italcementi                     Construction Materials          50,667
 4,000  Italcementi, Non-Convertible
          Preferred                     Construction Materials          11,643
35,000  Italgas                         Gas & Pipeline Utilities        93,090
 3,000  La Previdente                   Insurance                       20,644
21,000  Magneti Marelli                 Industrial Machinery            40,178
 3,000  Marzotto & Figli                Apparel & Textiles              19,101
25,000  Mediobanca                      Banks                          167,017
282,000 Montedison<F92>                 Conglomerates                  194,233
36,000  Montedison, Non-Convertible
          Preferred<F92>                Conglomerates                   21,115
63,000  Olivetti<F92>                   Computers & Business Equipment  47,028
 4,500  Olivetti, Non-Convertible
          Preferred<F92>                Computers & Business Equipment   2,484
 1,000  Olivetti, Priv<F92>             Computers & Business Equipment   1,004
58,000  Parmalat Finanziaria            Food & Beverage                 45,843
75,000  Pirelli Spa                     Industrial Machinery            96,917
 4,000  Pirelli Spa, Non-Convertible
          Preferred                     Industrial Machinery             4,065
14,220  Ras                             Insurance                      142,722
 5,780  Ras, Non-Convertible Preferred  Insurance                       31,889
 8,000  Rinascente                      Retail                          47,423
 2,000  Rinascente, Non-Convertible
          Preferred                     Retail                           5,608
 2,000  Rinascente, Priv                Retail                           5,332
 3,000  Sai, Non-Convertible Preferred  Insurance                       12,703
 6,000  Sai Ord                         Insurance                       61,048
20,000  Saipem                          Petroleum                       44,161
 4,333  Sasib                           Industrial Machinery            19,190
 3,000  Sasib, Non-Convertible
          Preferred                     Industrial Machinery             7,433
11,000  Sirti                           Home Builders                   67,001
34,000  SNIA BPD<F92>                   Conglomerates                   33,208
 2,000  SNIA BPD, Non-Convertible
          Preferred                     Conglomerates                    1,204
                                                                     ---------
                                                                     2,527,118
                                                                     ---------


        JAPAN 34.0%
 9,000  77th Bank                       Banks                           83,623
 2,000  Advantest Corp.                 Electronics                    113,453
 2,000  Aida Engineering                Industrial Machinery            14,045
 4,000  Alps Electric Co. <F92>         Electronics                     41,078
 7,000  Amada Co.                       Industrial Machinery            69,832
 2,000  Amano Corporation               Pollution Control               24,255
10,000  Aoki Corp.                      Home Builders                   39,611
 2,000  Aoyama Trading Co.              Conglomerates                   53,988
 1,300  Arabian Oil Co.                 International Oil               49,841
11,000  Asahi Breweries                 Food & Beverage                119,419
 3,000  Asahi Optical Co. <F92>         Toys, Amusement &
                                           Sporting Goods               10,944
15,000  Ashikaga Bank                   Banks                           88,904
 5,000  Asics Corp. <F92>               Apparel & Textiles              13,448
 6,000  Banyu Pharmaceutical Co.        Drugs & Healthcare              63,377
 6,000  Brother Industries              Household Appliances &
                                           Furnishings                  30,104
 7,000  Casio Computer Co.              Toys, Amusement &
                                           Sporting Goods               61,274
14,000  Chichibu Onoda Cement           Construction Materials          70,517
 5,000  Chiyoda Corp.                   Industrial Machinery            46,506
 6,000  Chugai Pharmaceutical Co.       Drugs & Healthcare              54,810
 8,000  Citizen Watch Co., Ltd.         Retail                          54,849
15,000  Cosmo Oil Company               International Oil               73,353
 3,100  Credit Saison Co.               Financial Services              65,187
 2,000  CSK Corporation                 Business Services               56,726
 9,000  Daicel Chemical Ind.            Chemicals                       47,269
10,000  Daido Steel Company             Steel                           44,501
 3,000  Daifuku Co.                     Industrial Machinery            35,796
 7,000  Daiichi Pharmaceutical Co.      Drugs & Healthcare              97,902
 6,000  Daikin Industries               Industrial Machinery            47,826
 5,000  Daikyo Inc.                     Real Estate                     33,400
 7,000  Daimaru Inc.                    Apparel & Textiles              44,501
20,000  Dainippon Ink                   Chemicals                       85,090
 5,000  Dainippon Screen Mfg. Co.<F92>  Electonics                      44,697
 6,000  Daishowa Paper Mfg. Co.<F92>    Paper                           44,071
 3,000  Daito Trust Construction        Construction & Mining           26,407
 4,000  Daiwa Kosho Lease Co.           Real Estate                     35,992
11,000  Denki Kagaku Kogyo K.K.         Chemicals                       37,009
 7,000  Ebara Corp.                     Industrial Machinery            97,217
 7,000  Eisai Co.                       Drugs & Healthcare             118,441
 3,000  Ezaki Glico Co.                 Food & Beverage                 24,793
 8,000  Fujikura                        Industrial Machinery            50,624
12,000  Fujita Corp.                    Home Builders                   54,575
 3,000  Fujita Kanko Inc.               Leisure                         63,671
16,000  Furukawa Electric Co.           Electrical Equipment            71,827
 3,000  Gakken Co. <F92>                Broadcasting                    16,578
 5,000  Gunze Limited                   Apparel & Textiles              27,874
 5,000  Hankyu Deptartment Stores       Retail                          61,617
10,000  Haseko Corp.                    Home Builders                   35,601
 8,000  Hazama Corp.                    Home Builders                   31,610
 6,000  Higo Bank                       Banks                           45,831
 1,050  Hirose Electric Co.             Electronics                     67,060
 9,000  Hokkaido Bank                   Banks                           26,847
17,000  Hokuriku Bank                   Banks                           99,760
 9,000  Honshu Paper Co.                Paper                           51,230
 3,000  House Food Corp.                Food & Beverage                 54,575
 3,000  Hoya Corp.                      Drugs & Healthcare              88,024
 6,000  Inax Corporation                Construction Materials          54,105
 5,000  Isetan Co.                      Retail                          66,507
 8,000  Ishihara Sangyo Kaisha<F92>     Industrial Machinery            23,786
 6,000  Itoham Foods Inc.               Food & Beverage                 43,953
 6,000  Iwatani International           Electric Utilities              28,109
 4,000  Jaccs Co.                       Financial Services              36,461
27,000  Japan Energy Corp.              Miscellaneous                   77,373
 3,000  Japan Metal & Chemicals<F92>    Chemicals                       15,551
 9,000  Japan Steel Works               Steel                           21,830
 2,000  Jeol<F92>                       Electronics                     15,746
 4,000  JGC Corp.                       Electronics                     43,425
 2,000  Kaken Pharmaceutical Co.        Drugs & Healthcare              16,353
 6,000  Kamigumi Co.                    Business Services               54,281
 5,000  Kandenko Co.                    Home Builders                   61,617
12,000  Kanebo<F92>                     Apparel & Textiles              23,708
 9,000  Kaneka Corp.                    Chemicals                       56,335
 7,000  Kansai Paint Co.                Chemicals                       30,398
 2,000  Katokichi Co.                   Food & Beverage                 36,579
14,000  Kawasaki Kisen Kaisha<F92>      Trucking & Freight Forwarding   37,518
12,000  Keihin Electric Express         Railroads & Equipment           70,419
 5,000  Kikkoman Corp.                  Food & Beverage                 35,699
 6,000  Kinden Corporation              Home Builders                  103,281
 1,000  Kissei Pharmaceutical Co.       Drugs & Healthcare              28,950
 3,000  Kokuyo Co.                      Business Services               64,551
 2,000  Komori Corporation              Industrial Machinery            47,337
 1,000  Konami Co.                      Business Services               22,495
 9,000  Konica Corporation              Photography                     60,296
 5,000  Koyo Seiko Co.                  Industrial Machinery            39,855
17,000  Kumagai Gumi Co.                Construction Materials          65,177
 6,000  Kurabo Industries               Apparel & Textiles              20,422
 8,000  Kuraray Co.                     Chemicals                       79,026
 5,000  Kureha Chemical Ind Co.         Chemicals                       19,659
 3,000  Kurita Water Industries         Business Services               83,623
11,000  Kyowa Hakko Kogyo Co.           Drugs & Healthcare             102,098
 2,000  Kyudenko Corp.                  Electrical Equipment            26,994
 7,000  Lion Corp.                      Drugs & Healthcare              38,887
 3,000  Maeda Road Construction         Construction Materials          53,695
 2,000  Makino Milling Machine<F92>     Industrial Machinery            16,764
 4,000  Makita Corp.                    Electrical Equipment            62,204
 3,000  Marudai Food Co.                Food & Beverage                 20,245
 7,000  Maruha Corp. <F92>              Food & Beverage                 20,539
 7,000  Meiji Milk Products Co.         Food & Beverage                 38,134
 9,000  Meiji Seika Kaisha              Food & Beverage                 49,205
10,000  Minebea Co.                     Industrial Machinery            81,178
 3,000  Misawa Homes Co.                Home Builders                   23,356
12,000  Mitsubishi Gas Chemical         Chemicals                       52,345
11,000  Mitsubishi Oil Co.              International Oil               87,359
 8,000  Mitsubishi Paper Mills          Paper                           48,667
 3,000  Mitsubishi Steel Mfg.<F92>      Steel                           15,052
 4,000  Mitsubishi Warehouse            Business Services               55,162
20,000  Mitsui Engineering &
          Shipbuilding<F92>             Industrial Machinery            43,816
12,000  Mitsui Mining & Smelting<F92>   Mining                          39,904
27,000  Mitsui Osk Lines<F92>           Trucking & Freight Forwarding   70,771
 3,000  Mitsui-Soko Co.                 Trucking & Freight Forwarding   19,864
19,000  Mitsui Toatsu Chemicals         Chemicals                       70,057
12,000  Mitsukoshi                      Retail                          95,183
 4,000  Mochida Pharmaceutical          Drugs & Healthcare              51,641
 2,000  Mori Seiki Co.                  Industrial Machinery            39,513
 4,000  Nagase & Co.                    Chemicals                       31,689
19,000  Nagoya Railroad Co.             Railroads & Equipment           89,383
11,000  Nankai Electric Railway         Railroads & Equipment           71,651
 9,000  NGK Insulators                  Electrical Equipment            82,918
 5,000  NGK Spark Plug Co.              Industrial Machinery            68,463
11,000  Nichido Fire & Marine           Insurance                       82,302
 7,000  Nichii Co.                      Retail                          82,156
 8,000  Nichirei Corp. <F92>            Household Products              45,694
 8,000  Nihon Cement Co.                Construction Materials          49,215
 8,000  Niigata Engineering Co.         Industrial Machinery            24,255
 3,000  Nippon Beet Sugar Mfg. Co.      Food & Beverage                 11,737
 3,000  Nippon Comsys Corp.             Computers & Business Equipment  31,689
 3,000  Nippon Denko Co.                Steel                           10,181
14,000  Nippon Fire & Marine            Insurance                       75,309
13,000  Nippon Light Metal Co.          Non-ferrous Metals              70,439
 6,000  Nippon Meat Packers             Food & Beverage                 81,569
 4,000  Nippon Sharyo                   Industrial Machinery            32,706
11,000  Nippon Sheet Glass Co.          Containers & Glass              47,660
 8,000  Nippon Shinpan Co.              Financial Services              49,998
 5,000  Nippon Shokubai Co.             Chemicals                       43,621
 7,000  Nippon Suisan Kaisha<F92>       Food & Beverage                 28,412
 7,000  Nishimatsu Construction         Construction & Mining Equipment 78,732
 6,000  Nisshinbo Industries            Apparel & Textiles              53,284
 3,000  Nissin Food Products Co.        Food & Beverage                 67,485
 4,000  Nitto Denko Corp.               Electronics                     63,768
 5,000  NOF Corp.                       Chemicals                       25,429
 4,000  Noritake Co.                    Toys, Amusement &
                                           Sporting Goods               27,776
14,000  NSK                             Industrial Machinery            83,936
11,000  NTN Corp.                       Industrial Machinery            67,240
18,000  Obayashi Corp.                  Home Builders                  133,972
 4,000  Okamoto Industries              Tires & Rubber                  23,864
 3,000  Okuma Corp. <F92>               Industrial Machinery            22,153
 6,000  Okumura Corp.                   Home Builders                   52,462
 7,000  Olympus Optical Co.             Photography                     65,382
 7,000  Omron Corp.                     Electrical Equipment           163,627
 4,000  Onward Kashiyama Co.            Apparel & Textiles              55,162
 8,000  Orient Corp.                    Financial Services              36,305
 2,000  Orix Corp.                      Financial Services              70,419
 9,000  Penta-Ocean Construction        Home Builders                   63,905
 5,000  Pioneer Electronic Corp.        Household Appliances &
                                           Furnishings                  76,776
 4,000  Q.P. Corp.                      Conglomerates                   32,080
 7,000  Renown                          Apparel & Textiles              19,101
 3,000  Rohm Co. <F92>                  Electronics                    182,209
10,000  Sagami Railway Co.              Railroads & Equipment           40,491
 3,000  Sanden Corp.                    Electrical Equipment            17,018
 6,000  Sankyo Aluminum Ind. Co.        Aluminum                        31,278
 2,000  Sanrio Co.                      Retail                          19,952
 6,000  Sanwa Shutter Corp.             Construction Materials          40,784
 8,000  Sapporo Breweries               Food & Beverage                 68,385
 3,000  Seiko Corporation               Retail                          20,510
 4,000  Seino Transportation Co.        Railroads & Equipment           61,812
 6,000  Seiyu                           Apparel & Textiles              69,832
 6,000  Settsu Corp. <F92>              Paper                           16,725
 1,000  Shimachu Co.                    Retail                          26,407
 3,000  Shimano Inc.                    Leisure                         55,748
 9,000  Shionogi & Co.                  Drugs & Healthcare              75,348
10,000  Shiseido Co.                    Drugs & Healthcare             100,738
 2,000  Shochiku Co.                    Leisure                         20,148
 3,000  Shokusan Jutaku Sogo Co. <F92>  Construction Materials           9,477
26,000  Showa Denko K.K. <F92>          Chemicals                       76,287
 3,000  Skylark Co.                     Hotels & Restaurants            46,653
 8,000  Snow Brand Milk                 Food & Beverage                 52,423
 4,000  Sumitomo Forestry Co.           Forest Products                 56,335
14,000  Sumitomo Heavy Ind.             Industrial Machinery            39,024
14,000  Sumitomo Metal Mining Co.       Non-ferrous Metals             110,499
11,000  Sumitomo Osaka Cement Co.       Construction Materials          44,432
 3,000  Taiyo Uden Co.                  Electronics                     29,928
 5,000  Takara Shuzo Co.                Household Products              43,816
 3,000  Takara Standard Co.             Food & Beverage                 30,808
 7,000  Takashimaya Co.                 Retail                          97,217
 2,000  Takuma Co.                      Telecommunication Services      25,429
 6,000  Tanabe Seiyaku Co.              Drugs & Healthcare              39,317
24,000  Teijin                          Chemicals                      110,089
 6,000  Teikoku Oil Co.                 International Oil               34,623
 5,000  Toa Corporation                 Home Builders                   33,938
   440  Toho Co.                        Leisure                         61,969
 4,000  Tokyo Broadcasting              Broadcasting                    58,683
 4,000  Tokyo Dome Corp.                Leisure                         60,639
 4,000  Tokyo Electronic Power Co.      Electronics                    173,700
 3,000  Tokyo Style Co.                 Apparel & Textiles              45,479
 5,000  Tokyo Tatemono Co.              Real Estate                     20,148
 7,000  Tokyotokeiba Co.                Leisure                         24,510
14,000  Tosoh Corp. <F92>               Chemicals                       61,480
 5,000  Toyo Engineering                Electronics                     27,385
 1,000  Toyo Exterior Co.               Home Builders                   20,930
 3,000  Toyo Kanetsu K.K.               Petroleum Services              12,059
17,000  Toyobo Co.                      Apparel & Textiles              55,866
 7,000  Toyoda Automatic Loom           Industrial Machinery           109,541
 4,000  Tsubakimoto Chain Co.           Industrial Machinery            18,778
 2,000  Tsugami Corp.                   Industrial Machinery            10,074
21,000  Ube Industries<F92>             Chemicals                       69,421
 2,000  Uni-Charm Corp.                 Household Products              44,990
 1,000  Uniden Corp.                    Household Products              16,138
12,000  Unitika<F92>                    Chemicals                       29,576
 5,000  Yamaguchi Bank                  Banks                           82,645
 5,000  Yamaha Corp.                    Toys, Amusement &
                                           Sporting Goods               79,711
 9,000  Yamato Transport Co.            Trucking & Freight Forwarding   96,826
 6,000  Yamazaki Baking Co.             Food & Beverage                106,215
 6,000  Yokogawa Electric Corp.         Electronics                     45,772
                                                                    ----------
                                                                    11,172,538
                                                                    ----------
        MALAYSIA 0.5%
 1,000  AMMB Holdings                   Financial Services              12,387
 1,800  Amsteel Corp.                   Steel                            1,254
   100  Amsteel Corp. Rights to
          Chocolate Products,
          Expire 11/1/95                Steel                                -
   200  Amsteel Corp. Rights to
          Common Shares,
          Expire 11/1/95                Steel                                -
   333  Amsteel Corp. Warrants,
          Expire 11/1/95                Steel                               45
 1,000  Aokam Perdana                   Paper                            1,675
 1,500  Berjaya Group                   Leisure                            950
 1,000  Berjaya Leisure                 Leisure                            759
 1,000  Commerce Asset-Holding          Financial Services               4,955
 2,000  DCB Holdings                    Financial Services               5,663
 1,000  Edaran Otomobil Nasional        Retail                           7,865
 1,000  Ekran                           Building Construction            2,536
 2,000  Faber Group<F92>                Leisure                          1,699
 2,000  Golden Hope Plantations         Food & Beverages                 3,146
 1,000  Guinness Anchor                 Food & Beverages                 1,691
 1,000  Highlands & Lowlands            Food & Beverages                 1,557
 1,000  Hong Leong Properties           Real Estate                      1,077
   100  Hong Leong Properties Rights,
          Expire 11/11/95               Real Estate                          -
 1,000  Hume Industries                 Construction Materials           5,348
 1,000  Idris Hydraulic<F92>            Financial Services               1,136
 1,000  IGB Corp.                       Real Estate                        865
 1,000  IOI Corp.                       Chemicals                          936
   250  IOI Corp. Rights,
          Expire 12/19/95               Chemicals                            -
 1,000  Jaya Tiasa Holdings             Forest Products                  2,989
 1,000  Johan Holdings                  Industrial Machinery               735
 1,000  Kedah Cement Holdings           Construction Materials           1,557
 1,000  Kuala Lumpur Kepong             Food & Beverages                 2,694
 1,500  Land & General                  Forest Products                  3,480
 1,000  Landmarks                       Hotels & Restaurants             1,125
 1,000  Leader Universal Holdings       Electrical Equipment             2,694
   125  Lion Land Berhad                Real Estate                        135
 2,000  Magnum Corp.                    Leisure                          3,398
 2,000  Malaysian Airline System        Air Travel                       5,466
 1,000  Malayan Cement                  Construction Materials           1,746
 2,000  Malayan United Industies        Financial Services               1,581
 2,333  Malaysia Int'l. Shipping        Containers & Glass               6,147
 1,000  Malaysia Mining Corp.           Mining                           1,337
 1,000  Malaysian Mosaics               Retail                           1,121
 1,000  Malaysian Resources Corp.       Mining                           1,455
 2,000  MBF Capital                     Financial Services               1,887
 1,000  Metroplex                       Real Estate                        783
 2,000  Mulpha International            Conglomerates                    1,825
 1,000  Multi-Purpose Holdings          Conglomerates                    1,337
 1,000  Nestle                          Food & Beverage                  7,039
 1,000  Perlis Plantations              Mining                           2,969
 1,000  Perusahaan Otomobl              Automobiles                      3,578
 1,000  Promet                          Petroleum Services                 916
 2,000  Public Bank                     Banks                            3,539
 1,000  Rashid Hussain                  Financial Services               2,477
 1,000  RJ Reynolds                     Food & Beverage                  2,045
 1,000  Rothmans Pall Mall              Tobacco                          7,393
 1,000  Selangor Properties             Real Estate                        900
 1,000  Shell Refining Co.              International Oil                2,989
 2,000  Ta Enterprise<F92>              Financial Services               2,289
 1,000  Tan Chong Motor Holdings        Industrial Machinery               940
 2,000  Technology Resources
          Industries<F92>               Electronics                      5,073
 1,000  Time Engineering                Electronics                      2,556
 1,000  UMW Holdings                    Industrial Machinery             2,379
 1,000  United Engineers                Industrial Machinery             6,213
 1,000  YTL Corp.                       Home Builders                    5,427
                                                                       -------
                                                                       157,758
                                                                       -------


        NETHERLANDS 2.5%
 5,674  Ahold NV                        Retail                         214,737
   987  Getronics NV                    Computers & Business Equipment  47,036
   149  Hollandsche Benton Groep        Home Builders                   22,443
 1,460  Hoogovens (Kon.)                Steel                           49,896
 1,100  IHC Caland NV                   Home Builders                   31,258
 4,204  KLM<F92>                        Air Travel                     138,617
 4,650  Koninklijke KNP BT NV           Paper                          139,785
 1,042  Nedlloyd (Kon.)                 Trucking & Freight Forwarding   26,444
   754  OCE-Van der Grinten NV          Computers & Business Equipment  43,185
 1,399  Pakhoed (Kon.)                  Petroleum Services              38,072
 1,395  Stad Rotterdam                  Insurance                       38,404
 1,354  Stork NV                        Industrial Machinery            32,734
                                                                       -------
                                                                       822,611
                                                                       -------


        NEW ZEALAND 0.4%
27,075  Brierley Investments Limited    Investment Companies            21,090
17,600  Carter Holt Harvey              Forest Products                 42,057
 1,027  Fisher & Paykel Industries      Household Appliances &
                                           Furnishings                   3,356
15,100  Fletcher Challenge              Forest Products                 39,970
 8,257  Fletcher Challenge
          Forest Division               Forest Products                 11,392
 5,600  Lion Nathan Limited             Food & Beverage                 12,716
 1,000  Wilson & Horton                 Publishing                       5,941
                                                                       -------
                                                                       136,522
                                                                       -------


        NORWAY 0.9%
 1,000  Aker A                          Conglomerates                   12,602
 1,000  Bergesen (Dy) A                 Trucking & Freight Forwarding   20,710
   400  Bergesen (Dy) B,
          Non-Voting Preferred          Trucking & Freight Forwarding    8,220
   600  Dyno Industrier                 Chemicals                       12,137
 1,200  Elkem                           Non-ferrous Metals              13,004
 1,775  Hafslund Nycomed A              Drugs & Healthcare              50,722
   722  Hafslund Nycomed B              Drugs & Healthcare              20,168
 1,100  Kvaerner As                     Agricultural Machinery          46,267
   800  Leif Hoegh & Co.                Trucking & Freight Forwarding   11,559
 1,200  Orkla A                         Conglomerates                   62,032
   600  Petroleum Geo-Services<F92>     Energy Equipment & Services     11,366
 6,300  Uni Storebrand Ord<F92>         Insurance                       31,758
   500  Unitor                          Containers & Glass               6,181
                                                                       -------
                                                                       306,726
                                                                       -------


        SINGAPORE 0.5%
 2,000  Amcol Holdings                  Electronics                      4,411
 4,400  City Developments               Real Estate                     27,216
 1,000  Cycle & Carriage                Automobiles                      8,907
 4,000  DBS Land                        Real Estate                     11,820
 1,000  First Capital Corp.             Hotels & Restaurants             2,700
 1,000  Fraser & Neave                  Food & Beverage                 11,805
 2,000  Hai Sun Hup Group               Trucking & Freight Forwarding    1,280
 1,000  Haw Par Bros. Int'l.            Conglomerates                    2,071
 2,000  Hotel Properties                Hotels & Restaurants             3,026
 1,000  Inchcape Berhad                 Business Services                3,238
 1,000  Jurong Shipyard                 Industrial Machinery             6,645
 3,000  Keppel Corp.                    Industrial Machinery            24,601
 2,000  Lum Chang Holdings              Home Builders                    1,626
 1,200  Metro Holdings                  Retail                           5,090
 2,000  Natsteel                        Steel                            4,029
 4,000  Neptune Orient Lines Nol        Trucking & Freight Forwarding    4,383
 1,000  Overseas Union Ent.             Leisure                          5,302
 2,000  Parkway Holdings                Real Estate                      5,062
 1,000  Shangri-La Hotel                Hotels & Restaurants             3,195
   200  Singapore Press Holdings        Publishing                       3,125
 3,000  Straits Steamship Land          Conglomerates                    8,398
 2,000  Straits Trading Co.             Non-ferrous Metals               4,355
 8,000  UIC United Industrial           Conglomerates                    7,126
 3,000  United Overseas Land            Real Estate                      5,387
                                                                       -------
                                                                       164,798
                                                                       -------


        SPAIN 3.5%
    48  Acerinox                        Aluminum                           599
   535  Acerinox Registered             Aluminum                        56,279
   800  Alba (Corp Financiera)          Conglomerates                   44,172
10,414  Autopistas CESA (Acesa)         Automobiles                     97,112
 7,850  BCO Central Hispano Registered  Banks                          162,458
 1,300  Corporacion Mapfire             Insurance                       66,462
 2,700  Dragados Y Construccion         Home Builders                   35,337
 2,300  Ebro Agricolas                  Food & Beverage                 22,859
 1,000  ENCE (Empresa Nac Celulosa)     Forest Products                 18,282
 1,050  Fasa Renault                    Automobiles                     33,497
   700  Fomento Const Y Contra          Home Builders                   49,358
 1,800  Gas Natural SDG SA              Electric Utilities             246,479
 1,050  Metrovacesa                     Real Estate                     31,951
 1,900  Urbis (Inmobilaria)             Real Estate                      9,201
   350  Portland Valderrivas            Construction Materials          23,047
 1,750  Tabacalera                      Food & Beverage                 58,476
13,900  Union Electrica Fenosa          Electric Utilities              64,582
 2,400  Uralita                         Construction Materials          24,147
 2,050  Vallehermoso SA                 Real Estate                     33,119
 1,100  Viscofan                        Aluminum                        13,767
   407  Zardoya Otis                    Industrial Machinery            39,685
                                                                     ---------
                                                                     1,130,869
                                                                     ---------


        SWEDEN 1.7%
 1,800  AGA Series A                    Chemicals                       24,113
 1,500  AGA Series B                    Chemicals                       19,417
 1,700  Atlas Copco Series A            Industrial Machinery            25,716
   800  Atlas Copco Series B            Construction & Mining           12,102
   400  Autoliv                         Industrial Components           22,939
 1,000  Electrolux Series B             Household Appliances &
                                           Furnishings                  42,748
   200  Esselte Series A                Electronics                      3,025
   700  Euroc Series A                  Construction Materials          17,385
   600  Hennes & Mauritz Series B       Retail                          39,196
   300  Securitas Series B              Business Services               11,605
 7,300  Skand. Enskilda Banken
          Series A                      Banks                           49,226
 1,400  Skandia Foersaekrings           Insurance                       35,508
 1,700  Skanska Series B                Home Builders                   55,015
   700  SKF Series A                    Construction & Mining           13,013
   900  SKF Series B                    Industrial Machinery            17,069
 3,400  Stora Kopparbergs Series A      Forest Products                 41,198
 1,000  Stora Kopparbergs Series B      Forest Products                 12,117
 2,700  Svenska Cellulosa               Forest Products                 46,127
 2,900  Svenska Handelsbk Series A      Banks                           50,853
   300  Svenska Handelsbk Series B      Banks                            5,035
 1,600  Trelleborg Series B             Mining                          17,942
                                                                       -------
                                                                       561,349
                                                                       -------


        SWITZERLAND 2.1%
   148  Adia Porteur<F92>               Business Services               24,482
    50  Alusuisse-Lonza Hldg            Non-ferrous Metals              38,187
   100  Alusuisse-Lonza Hldg
          Registered                    Aluminum                        76,111
    80  Danzas Holding                  Household Products              14,289
    15  Fischer (Georg) Inhaber Ag      Industrial Machinery            20,722
    15  Fischer (Georg) Inhaber Ag
          Registered                    Industrial Machinery             3,960
    40  Forbo Holding Registered        Construction Materials          16,859
   700  Holderbank Fin Warrants,
          Expire 12/20/95               Financial Services                 832
   148  Holderbk FN Glarus              Financial Services             118,765
    55  Interdiscount Holding<F92>      Retail Trade                     6,291
    50  Interdiscount Holding
          Warrants, Expire 11/15/96     Retail Trade                        15
    10  Jelmoli Holding                 Retail Trade                     4,795
    35  Jelmoli Holding Registered      Retail Trade                     3,326
    10  Kuoni Reisen Series B           Leisure                         15,926
    95  Merkur Holding Ag Registered    Retail Trade                    21,148
    15  Moevenpick Holdings             Leisure                          6,243
    10  Moevenpick Holdings Registered  Leisure                          4,751
    35  Schindler Holding Ag            Industrial Machinery            32,798
    40  SGS Holding                     Business Services               75,495
    50  Sika Finanz Inhaber Ag          Construction Materials          12,846
    90  SMH Ag Neuenburg                Toys, Amusement &
                                           Sporting Goods               56,067
   355  SMH Ag Neuenburg Registered     Toys, Amusement &
                                           Sporting Goods               47,635
    20  Sulzer Ag                       Industrial Machinery            11,967
    65  Sulzer Ag Registered            Industrial Machinery            41,465
    55  Swissair<F92>                   Air Travel                      34,602
                                                                      --------

                                                                       689,577

        Total Common and Preferred Stocks
        (Cost) $33,582,527                                          31,737,386

        SHORT-TERM INVESTMENTS 3.1%
        UNITED STATES 3.1%
332,000 Short-Term Investments Co.
          Prime Portfolio               Investment Company             332,000
682,000 Financial Square Prime
          Obligation Fund               Investment Company             682,000
                                                                       -------


        Total Short-Term Investments
        (Cost $1,014,000)                                            1,014,000

        Total Investments 99.8%
        (Cost $34,596,527)                                          32,751,386

        Other Assets, less
        Liabilities 0.2%                                                68,772

        TOTAL NET ASSETS 100.0%                                     32,820,158

<F92>Non-income producing

                     See notes to the financial statements.



BALANCED FUND
GROWTH AND INCOME FUND
EQUITY INDEX FUND
MIDCORE GROWTH FUND
SPECIAL GROWTH FUND
INTERNATIONAL EQUITY FUND
NOTES TO THE FINANCIAL STATEMENTS

1.ORGANIZATION
 Portico Funds, Inc. (the "Company") was incorporated on February 15, 1988, as a Wisconsin Corporation and is registered as an open-end management investment company under the Investment Company Act of 1940. The Balanced Fund, the Growth and Income Fund, the Equity Index Fund, the MidCore Growth Fund, the Special Growth Fund, and the International Equity Fund (the "Funds") are separate, diversified investment portfolios of the Company. The Special Growth Fund commenced operations on December 28, 1989; the Growth and Income Fund and Equity Index Fund commenced operations on December 29, 1989; the Balanced Fund commenced operations on March 30, 1992; the MidCore Growth Fund commenced operations on December 29, 1992; and the International Equity Fund commenced operations on April 28, 1994.

 The costs, in thousands, incurred in connection with the organization, initial registration and public offering of shares aggregating $25, $46, $44, $14, $45 and $27 for the Balanced, Growth and Income, Equity Index, MidCore Growth, Special Growth and International Equity Funds, respectively, have been paid by the Funds. These costs are being amortized over the period of benefit, but not to exceed sixty months from each Fund's commencement of operations.

 The Company has issued two classes of Fund shares in each of the Funds:Series
A and Series Institutional. The Series A shares are subject to a 0.25% service organization fee and an initial sales charge imposed at the time of purchase, in accordance with the Funds' prospectus. The maximum sales charge is 4% of the offering price or 4.16% of the net asset value. Each class of shares for each Fund has identical rights and privileges except with respect to service organization fees paid by Series A shares, voting rights on matters affecting a single class of shares and the exchange privileges of each class of shares.

2.SIGNIFICANT ACCOUNTING POLICIES
 The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles.

a) Investment Valuation - Securities which are traded on a recognized stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded or at the last sale price on a national securities exchange. Exchange-traded securities for which there were no transactions are valued at the current bid prices, with the exception of the International Equity Fund, which is valued at the average of the current bid and asked prices. Securities traded on only over-the-counter markets are valued on the basis of closing over-the-counter bid prices. Instruments with a remaining maturity of 60 days or less are valued on an amortized cost basis. Securities for which market quotations are not readily available and other assets are valued at fair value as determined by the investment adviser under the supervision of the Board of Directors. Portfolio securities which are primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair value of those securities is determined through the consideration of other factors by or under the direction of the Board of Directors. Quotations of foreign securities in foreign currency are converted to United States ("U.S.") dollar equivalents using the foreign exchange quotation in effect at the time net asset value is computed. Foreign securities held by the International Equity Fund may trade in their local markets on days the U.S. exchanges are closed, and the International Equity Fund's net asset value may, therefore, change on days when investors may not purchase or redeem Fund shares.

b) Federal Income Taxes - No provision for federal income taxes has been made since the Funds have complied to date with the provisions of the Internal Revenue Code available to regulated investment companies and intend to continue to so comply in future years.

c) Income and Expenses - The Funds are charged for those expenses that are directly attributable to each portfolio, such as advisory, administration and certain shareowner service fees. Expenses that are not directly attributable to a portfolio are typically allocated among the Company's portfolios in proportion to their respective net assets, number of shareowner accounts, or net sales, where applicable. Net investment income other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for the current day's capital share activity of the respective class).

d) Distributions to Shareowners - Dividends from net investment income are declared and paid quarterly, for the Balanced, Growth and Income and Equity Index Funds and annually for the MidCore Growth, Special Growth and International Equity Funds. Distributions of net realized capital gains, if any, will be declared at least annually.

e) Futures Contracts - The Equity Index Fund may utilize futures contracts to a limited extent. The primary risks associated with the use of futures contracts include an imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated at which time realized gains and losses are recognized.

f) When-Issued Securities - The Funds may purchase securities on a when-issued or delayed delivery basis. Although the payment and interest terms of these securities are established at the time the purchaser enters into the agreement, these securities may be delivered and paid for at a future date, generally within 45 days. The Fund records purchases of when-issued securities and reflects the values of such securities in determining net asset value in the same manner as other portfolio securities. The Fund segregates and maintains at all times cash, cash equivalents, or other high-quality liquid debt securities in an amount at least equal to the amount of outstanding commitments for when-issued securities.

g) Unregistered Security - The Balanced Fund owns an investment security which is unregistered and thus restricted as to resale. This security is valued by the Fund after giving due consideration to pertinent factors including recent private sales, market conditions and the issuer's financial performance. Where future disposition of this security requires registration under the Securities Act of 1933, the Fund has the right to include its security in such registration, generally without cost to the Fund. The Fund has no right to require registration of unregistered securities.

h) Foreign Currency Translations - The books and records of the International Equity Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, and income and expenses denominated in foreign currencies are translated on the respective dates of such transactions. Unrealized gains and losses on investments which result from changes in foreign currency exchange rates have been included in the unrealized net appreciation (depreciation) on investments. Foreign currency exchange gains and losses included in net appreciation (depreciation) on foreign currency and net realized gains and losses on foreign currency include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amount actually received. The portion of the foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date of a security is included in realized gains and losses on investment transactions.

i) Other - Investment and shareowner transactions are recorded no later than the first business day after the trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds, and interest income is recognized on an accrual basis. Generally accepted accounting principles require that permanent financial reporting and tax differences be reclassified to capital stock.

3.CAPITAL SHARE TRANSACTIONS
 On January 9, 1995, all previously existing series of shares of each Fund were reclassified as Series A shares. Effective January 9, 1995, Institutional shareowners exchanged their Series A shares for the Funds' Institutional series shares. Transactions in capital shares for the Funds, in thousands, were as follows:

                                 BALANCED      GROWTH AND INCOME EQUITY INDEX
                                   FUND              FUND            FUND
                              ---------------   --------------  --------------
                            Amount   Shares    Amount  Shares   Amount  Shares
                            ------   ------    ------  ------   ------  ------

PERIOD FROM JAN. 10,
 TO OCT. 31, 1995:
Series A shares:
 Reclassification of
  previous class           $101,671   4,722  $159,134   7,206  $107,441  3,306
 Exchange out to Series
  Institutional shares     (85,645) (3,978) (125,287) (5,674)  (94,927)(2,921)
 Shares sold                  4,044     166     5,748     225     6,511    171
 Shares issued to owners
  in reinvestment of
  dividends                     279      12       358      14       222      5
 Shares redeemed            (1,911)    (79)   (5,802)   (235)   (4,042)  (107)
                            -------    ----   -------   -----   -------  -----

 Net increase              $ 18,438     843   $34,151   1,536   $15,205    454
                            =======   =====    ======   =====    ======  =====

Series Institutional shares:
 Exchange in from
  Series A shares          $ 85,645   3,978  $125,287   5,674  $ 94,927  2,921
 Shares sold                 34,956   1,469    27,970   1,112    32,025    852
 Shares issued to owners
  in revinvestment of
  dividends                   1,518      62     1,572      61     1,803     47
 Shares redeemed           (34,962) (1,473)  (24,218)   (956)  (17,405)  (458)
                           -------- -------  --------   -----  --------  -----

 Net increase              $ 87,157   4,036  $130,611   5,891  $111,350  3,362
                            =======   =====   =======   =====   =======  =====

PERIOD FROM NOV. 1, 1994
 TO JAN. 9, 1995:
Previous class:
 Reclassification to
  Series A shares        $(101,671) (4,722)$(159,134) (7,206)$(107,441)(3,306)
 Shares sold                 12,996     608     5,431     241     5,050    155
 Shares issued to owners
  in reinvestment of
  dividends                     528      24     4,848     218       868     27
 Shares redeemed            (4,138)   (193)   (8,009)   (358)   (3,100)   (95)
                            -------   -----   -------   -----   -------   ----

 Net (decrease)          $ (92,285) (4,283)$(156,864) (7,105)$(104,623)(3,219)
                            =======  ======  ========  ======  =======  ======
FOR THE YEAR ENDED
 OCTOBER 31, 1994:
 Shares sold               $ 28,851   1,287  $ 34,645   1,503  $ 44,189  1,348
 Shares issued to owners
  in reinvestment of
  dividends                   1,738      79     6,597     291     1,769     55
 Shares redeemed           (15,322)   (691)  (33,938) (1,471)  (23,637)  (721)
 Net increase              $ 15,267     675  $  7,304     323  $ 22,321    682




                            MIDCORE GROWTH     SPECIAL GROWTH   INTERNATIONAL
                                 FUND               FUND         EQUITY FUND
                            ---------------    --------------   --------------
                            Amount   Shares    Amount  Shares   Amount  Shares
                            ------   ------    ------  ------   ------  ------

PERIOD FROM JAN. 10
 TO OCT. 31, 1995:
Series A shares:
 Reclassification of
  previous class           $114,588   5,531  $380,463  11,829  $ 24,309  1,297
 Exchange to Series
  Institutional           (106,247) (5,128) (313,914) (9,761)  (23,001)(1,228)
 Shares sold                  3,309     141    20,357     553       878     46
 Shares issued to owners
  in reinvestment of
  dividends                       1       -         -       -         -      -
 Shares redeemed            (3,301)   (149)  (18,782)   (513)     (574)   (30)
                            -------   -----  --------   -----     -----   ----

 Net increase              $  8,350     395   $68,124   2,108    $1,612     85
                            =======   =====   =======  ======   =======  =====

Series Institutional
shares:
 Exchange in
  from Series A            $106,247   5,128  $313,914   9,761  $ 23,001  1,228
 Shares sold                 21,193     911    78,933   2,180     8,978    463
 Shares issued to owners
  in revinvestment of
  dividends                     105       5        39       1         -      -
 Shares redeemed           (18,595)   (794)  (54,904) (1,472)   (1,285)   (66)
                           --------   -----  -------- -------   -------   ----

 Net increase              $108,950   5,250  $337,982  10,470   $30,694  1,625
                            =======   =====   =======  ======    ======  =====

PERIOD FROM NOV. 1, 1994
 TO JAN. 9, 1995:
Previous class:
 Reclassification to
  Series A shares        $(114,588) (5,531)$(380,463)(11,829) $(24,309)(1,297)
 Shares sold                 25,253   1,226    31,095     978     2,199    114
 Shares issued to owners
  in reinvestment of
  dividends                     116       5     2,291      71        59      3
 Shares redeemed           (20,110)   (973)  (36,576) (1,139)     (156)    (8)
                           --------   -----  -------- -------     -----    ---

 Net (decrease)          $(109,329) (5,273)$(383,653)(11,919) $(22,207)(1,188)
                           ========   =====   =======  ======    ======  =====

FOR THE YEAR ENDED
 OCTOBER 31, 1994<F93>:
 Shares sold               $ 45,282   2,117  $209,100   6,493  $ 24,430  1,222
 Shares issued to owners
  in reinvestment of
  dividends                     214      10       436      14       -       -
 Shares redeemed           (17,031)   (801) (171,571) (5,323)     (680)   (34)
                           --------   ----- --------- -------     -----   ----
 Net increase              $ 28,465   1,326  $ 37,965   1,184  $ 23,750  1,188
                           ========   =====   =======  ======    ======  =====

<F93>For the period April 28, 1994 through October 31, 1994 for International
Equity Fund.


4.INVESTMENT TRANSACTIONS
 The aggregate purchases and sales, in thousands, of securities, excluding short-term investments, for the Funds for the year ended October 31, 1995, were as follows:

                              GROWTH AND EQUITY  MIDCORE  SPECIAL INTERNATIONAL
                    BALANCED    INCOME   INDEX   GROWTH   GROWTH      EQUITY
                                ------   -----   ------   ------      ------

                      FUND       FUND     FUND    FUND     FUND        FUND
                      ----       ----     ----    ----     ----        ----

 Purchases:
   U.S. Government  $17,102       -        -        -        -          -
   Other             61,887    $80,249  $24,791  $73,142 $320,229    $14,946
 Sales:
   U.S. Government   14,091       -        -        -        -          -
   Other             49,665     84,312   5,643   60,497   320,809      4,161

Equity Index Fund transactions in futures contracts during the period October 31, 1994 to October 31, 1995, in thousands, were as follows:

                                                    AGGREGATE
                                      NUMBER OF   FACE VALUE OF
                                      CONTRACTS  CONTRACTS <F94>
                                      ---------  --------------


Outstanding at October 31, 1994           22         $ 5,138
Contracts opened                         227          59,470
Contracts closed                        (220)        (56,173)
Outstanding at October 31, 1995           29         $ 8,435

<F94>The aggregate face value of contracts is computed on the date each contract is opened.

The number of futures contracts and gross unrealized appreciation, in thousands, as of October 31, 1995 were as follows:

                                       NUMBER OF      UNREALIZED
                                       CONTRACTS     APPRECIATION
                                       ---------     ------------

S&P 500 Financial Futures Contract
Expiration date 12/95<F95>                29             $31

<F95>At October 31, 1995, U.S. Treasury Bills of $330, in thousands, were held as collateral by the custodian in an initial margin account in connection with open futures contracts held by the Equity Index Fund.

The International Equity Fund enters into foreign currency forward contracts to hedge against foreign currency risk on unsettled trades.

At October 31, 1995, gross unrealized appreciation and depreciation of investments for federal tax purposes, in thousands, were as follows:

                                 GROWTH   EQUITY  MIDCORE SPECIAL INTERNATIONAL
                      BALANCED AND INCOME  INDEX  GROWTH  GROWTH      EQUITY
                        FUND      FUND     FUND    FUND    FUND        FUND
                        ----      ----     ----    ----    ----        ----


Appreciation          $22,532    $40,340 $47,904 $36,632  $130,604   $ 1,871
(Depreciation)        (1,897)      (881) (2,589) (1,880)  (14,503)   (3,720)
                      -------      ----- ------- -------  --------   -------

Net unrealized
  appreciation
   (depreciation) on
  investments         $20,635    $39,459 $45,315 $34,752  $116,101  $(1,849)
                       ======     ======  ======  ======   =======    ======

 At October 31, 1995, the cost of investments, in thousands, for federal income tax purposes was $104,602, $168,127, $111,231, $109,910, $394,568 and $34,601
for the Balanced, Growth and Income, Equity Index, MidCore Growth, Special Growth and International Equity Funds, respectively.

 At October 31, 1995, the Midcore Growth Fund had accumulated net realized capital loss carryovers, in thousands, of $295 expiring in 2001. The MidCore Growth Fund had accumulated net realized capital loss carryovers, in thousands, of $4,704, expiring in 2002. To the extent the MidCore Growth Fund realizes future net capital gains, taxable distributions to its shareowners will be offset by any unused capital loss carryover. For the year ended October 31, 1995, the Balanced and MidCore Growth Funds utilized, in thousands, capital loss carryovers of $1,398 and $2,666, respectively. For the year ended October 31, 1995, the following percent of dividends paid from net investment income qualifies for the dividend received deduction available to corporate stockholders:Balanced Fund 17%, Growth and Income Fund 100%, Equity Index Fund 90% and MidCore Growth Fund 100%. In addition, the Special Growth Fund's capital gain distribution of $2,571, in thousands, contains $116, in thousands, of ordinary income that qualifies for an 8% dividend received deduction available to corporate shareholders.

5. INVESTMENT ADVISORY AND OTHER AGREEMENTS
 The Funds have entered into an Investment Advisory Agreement with Firstar Investment Research & Management Company ("FIRMCO"). FIRMCO is a subsidiary of Firstar Corporation, a publicly held bank holding company. Pursuant to its Advisory Agreement with the Funds, the Adviser is entitled to receive a fee, calculated daily and payable monthly, at the annual rates presented below as applied to each Fund's daily net assets. FIRMCOentered into a Sub-Advisory Agreement with State Street Bank and Trust Company (the "Sub-Adviser") for the International Equity Fund. The Sub-Adviser is a wholly-owned subsidiary of State Street Boston Corporation, a bank holding company. Pursuant to its Sub-Advisory Agreement with FIRMCO, the Sub-Adviser is entitled to receive a fee from FIRMCO, calculated daily and payable monthly, at the annual rate presented below as applied to the International Equity Fund's daily net assets.

For the period ended October 31, 1995, FIRMCO voluntarily waived the following fees, in thousands, by Fund:

                           GROWTH     EQUITY   MIDCORE   SPECIAL  INTERNATIONAL
              BALANCED   AND INCOME    INDEX    GROWTH   GROWTH      EQUITY
                FUND        FUND       FUND      FUND     FUND        FUND
                ----        ----       ----      ----     ----        ----


Annual Rate    0.75%       0.75%      0.25%     0.75%    0.75%     <F96><F97>
Fees waived     $267         $69         -        $62      $48        $312


<F96>FIRMCO is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 1.50% of the Fund's first $25 million of average daily net assets, 1.45% on the next $25 million, 1.40% on the next $50 million and 1.35% of the Fund's average daily net assets in excess of $100 million.
<F97>to its Sub-Advisory Agreement with FIRMCO, the Sub-Adviser is entitled to receive a fee from FIRMCO, calculated daily and payable monthly, at the annual rate of 0.40% of the Fund's first $25 million of average daily net assets, 0.35% on the next $25 million, 0.30% on the next $50 million and 0.25% of the Fund's average daily net assets in excess of $100 million.

 State Street Bank and Trust Company serves as custodian and accounting services agent for the International Equity Fund, and Firstar Trust Company, an affiliate of FIRMCO, serves as custodian and accounting services agent for the remaining Funds. Firstar Trust Company serves as transfer agent for all the Funds.

 The Company has entered into a Co-Administration Agreement with B.C. Ziegler and Company and Firstar Trust Company (the "Co-Administrators") for certain administrative services. Pursuant to the Co-Administration Agreement with the Company, the Co-Administrators are entitled to receive a fee, computed daily and payable monthly, at the annual rate of 0.125% of the Company's first $2 billion of average aggregate daily net assets, plus 0.10% of the Company's average aggregate daily net assets in excess of $2 billion. For the year ended October 31, 1995, $83, $134, $98, $90, $346 and $20 of administration fees, in thousands, were voluntarily waived for the Balanced, Growth and Income, Equity Index, MidCore Growth, Special Growth and International Equity Funds, respectively.

 The Company has entered into Servicing Agreements with certain Service Organizations, including FIRMCOaffiliates, for the Series A class of shares. The Service Organizations are entitled to receive fees from the Funds up to the annual rate of 0.25% of the average daily net asset value of the Series A Shares for certain support and/or distribution services to customers of the Service Organizations who are beneficial owners of Fund Series A Shares. These services may include assisting customers in processing purchase, exchange and redemption requests; processing dividend and distribution payments from the Funds; and providing information periodically to customers showing their positions in Fund Series A Shares. Service Organization fees, in thousands, paid by the Balanced, Growth and Income, Equity Index, MidCore Growth, Special Growth and International Equity Funds to FIRMCOaffiliates aggregated $32, $64, $25, $15, $130 and $3 respectively, for the year ended October 31, 1995.

 Each Director of the Company who is not affiliated with FIRMCO receives an annual fee from the Company for service as a Director and is eligible to participate in a deferred compensation plan with respect to these fees. Participants in the plan may designate their deferred Director's fees as if invested in any one of the Portico Funds (with the exception of the MicroCap
Fund) or in 90-day U.S. Treasury bills. The value of each Director's deferred compensation account will increase or decrease as if it were invested in shares of the selected Portico Funds or 90-day U.S. Treasury bills. The Funds maintain their proportionate share of the Company's liability for deferred fees.

6. FOREIGN SECURITIES
 Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S.companies and the U.S. government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S.Government.

7. DISTRIBUTIONS
 On November 8, 1995, a distribution of approximately $4.58 per share (including $1.55 taxable to shareowners as ordinary income dividends and $3.03 applicable to long-term capital gains), aggregating $57,481, in thousands, was paid by the Special Growth Fund to the shareowners of record on November 7, 1995, of both the Series A and Series Institutional Shares.

 On November 8, 1995, a long-term capital gain distribution of approximately $1.19 per share aggregating $8,837, in thousands, was paid by the Growth and Income Fund to the shareowners of record on November 7, 1995, of both the Series A and Series Institutional Shares.


Report of Independent Accountants

To the Board of Directors and Shareholders of the Portico Balanced Fund, the Portico Growth and Income Fund, the Portico Equity Index Fund, the Portico MidCore Growth Fund, the Portico Special Growth Fund, and the Portico International Equity Fund

In our opinion, the accompanying statement of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Portico Balanced Fund, the Portico Growth and Income Fund, the Portico Equity Index Fund, the Portico MidCore Growth Fund, the Portico Special Growth Fund and the Portico International Equity Fund (six of the portfolios of Portico Funds, Inc. (the "Funds")) at October 31, 1995, the results of each of their operations for the year then ended, the changes in each of their net assets for the year ended October 31, 1995, and for each of the other periods indicated, and each of their financial highlights for the year ended October 31, 1995, and for each of the other periods indicated, all in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1995, by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

/s/ Price Waterhouse
Milwaukee, Wisconsin
November 29, 1995



-Portico Funds are available through:
 - the Portico Funds Center,
 - Investment Specialists who are registered representatives of Elan Investment Services, Inc., a registered broker/dealer, NASD and SIPC member,
 - and through selected shareholder organizations.
This report is authorized for distribution only when preceded or accompanied by a current prospectus.


                   To Open an Account or Request Information
                                 1-800-982-8909
                                 1-414-287-3710

                   For Account Balances and Investor Services
                                 1-800-228-1024
                                 1-414-287-3808

                              Portico Funds Center
                            615 East Michigan Street
                                 P.O. Box 3011
                           Milwaukee, WI  53201-3011

--------------------------------------------------------------------------

                                 ANNUAL REPORT
                                October 31, 1995

                                  RETAIL CLASS

                                 BALANCED FUND

                             GROWTH AND INCOME FUND

                               EQUITY INDEX FUND

                              MIDCORE GROWTH FUND

                              SPECIAL GROWTH FUND

                           INTERNATIONAL EQUITY FUND




                              NOTICE TO INVESTORS

-Shares of Portico Funds:

 - ARE NOT INSURED BY THE
   FDIC, the US Government or any
   other governmental agency;

 - are not bank deposits or obligations
   of or guaranteed by Firstar Bank, its parent company or its affiliates;

 - are subject to investment risks,
   including possible loss of principal; and

 - are offered by B.C. Ziegler and Company, member NASD, SIPC, and an independent third-party distributor.

-Firstar Bank affiliates serve as investment adviser, custodian, transfer agent, administrator, and accounting services agent and receive compensation for such services as disclosed in the current prospectus.


Portico Funds, Inc.

DECEMBER 1995
Dear Shareowner:

INVESTMENT REVIEW

Bond and stock market returns posted strong gains during our 1995 fiscal year with the S&P 500 gaining 26.4% and the Lehman Brothers Government/Corporate Bond Index up 16.2%. Of particular note, over the past five years ended October 31, 1995, Portico Special Growth and Portico Bond IMMDEX/TM Funds returned 21.2% and 10.2% (no load), respectively, comfortably exceeding the average return of similarly invested funds. During 1995, we launched Portico MicroCap Fund, a capital appreciation fund investing in very small companies.<F98> And, as we look to the future, we will consider additional new fund offerings and opportunities.

The Portico Fund Family is participating in the secular shift from savings to investments. With almost $3 billion in Portico assets, an expanding family of funds designed to meet diverse investor needs and competitive performance records, we are optimistic about the coming year.


MARKET OUTLOOK

Last December, we accurately forecast a Gross Domestic Product (GDP) slowdown, a decline in long-term interest rates, and improving price/earnings ratios for persistent growth companies. This resulted in improved relative and above normal absolute returns for equity funds and attractive investment results for the fixed-income market. On the other hand, our expectation for a 3-4% increase in the 1995 Consumer Price Index (CPI) (with raw material price pressures offset by subdued wage gains) and increased stock market volatility were overly pessimistic. As a whole, the favorable investment climate forecast did lead to a well above average 1995 year for stock and bond returns in general and in the Portico twin disciplines (structured fixed-income and growth equity) in particular.

For 1996, our market outlook is predicated on the following economic and investment trends:

1. LOW NOMINAL GDP AND RESILIENT "REAL ECONOMIC GROWTH". Well into the fifth year of an economic expansion, we expect 2-3% "real" economic growth and continued decelerating levels of inflation (the consumption deflator, a good current market basket index, rose only 1.7% over the past year) combining for 5% nominal growth versus the 10% average during the 1980s.

2. A FEDERAL BUDGET AGREEMENT built on a recalculated CPI, modestly enhanced economic growth assumptions, and a modest reduction in the growth rate of the key discretionary spending programs (Medicare/Medicaid).

3. Continued disinflationary productivity gains and expanding pockets of actual price deflation (technology and industrial commodities) along with the previously mentioned CPI recalculation will produce 1996 INFLATION OF 1.5-2.5%.

4. INVESTOR FRIENDLY TAX INITIATIVES for 1996, including a reduction in the capital gains tax rate (but no indexing), increased estate limits and expanded IRAs.

5. Continued emergence of the UNITED STATES AS THE "MARKET OF CHOICE" for the increasingly one market world of global investors.

6. TREASURY BOND YIELDS, WHICH HAVE DECLINED OVER 2% THIS YEAR, WILL AT LEAST RETEST THE SEPTEMBER 1993 LOW YIELD OF 5.8%. Short-term market yields, which have only declined about .5%, will fall more dramatically, perhaps by 3% over the next year. The unusually high inflation-adjusted ("real") yields currently available, along with multi-economic cycle lows in monetary growth, suggest a potential downside surprise in economic activity.

7. CORPORATE PROFIT GROWTH WILL DECELERATE steadily with the potential for flat annualized comparisons during 1996.

8. FOR STOCK PRICES, A MODESTLY ABOVE AVERAGE HISTORICAL RETURN (more than 11%) with continued outperformance of smaller company shares.

As always, we appreciate your continued confidence in the Portico Family of Funds and urge you to read the portfolio reviews that follow.


    J. Scott Harkness, CFA                     Mary Ellen Stanek, CFA
    Chairman/Chief Investment Officer          President
                Firstar Investment Research & Management Company



<F98> Average annual total returns based on maximum offering price (4% sales charge) ended October 31, 1995 for Portico Special Growth Fund are as follows:1 yr:20.6%; 3 yrs:12.9%; 5 yrs: 20.2%; Inception (12/28/89):14.9%. Average annual total returns based on the maximum offering price (2% sales charge) for the same period for Portico Bond IMMDEX/TM Fund are:1 yr:13.8%; 3 yrs:7.4%; 5 yrs:9.7%; Inception (12/29/89):9.0%. In the best interest of investors and to keep the integrity of the Fund in place, Portico MicroCap Fund closed on December 5, 1995. For more complete information about Portico Bond IMMDEX/TM Fund, including charges and expenses, obtain a prospectus by calling the Portico Funds Center at 1-800-982-8909. Read it carefully before you invest or send money.


BALANCED FUND
Portico Balanced Fund had an outstanding year for the fiscal year ended October 31, 1995, appreciating 19.6% (no load). This rise in market value was due to strong gains in both the equity and fixed-income component of the portfolio. Specifically, modest price/earnings ratio expansion and strong corporate profits caused equities in the Fund to appreciate 24.6%. The bonds in the portfolio had one of their best 12 month periods, rising 17.2%, as interest rates receded over 1.5% from last year's highs.

For comparison purposes, over the most recent fiscal year, the S&P 500 Index increased 26.4%, the Russell Midcap Index increased 23.3%, and the Lehman Brothers Government/Corporate Bond Index was up 16.2%. Portfolio performance was lead by a 48.4% gain in financial stock holdings. Outstanding performers in this sector included Green Tree Financial Corporation, First USA, Inc., The Charles Schwab Corporation, and MGIC Investment Corporation. Healthcare stocks in the Fund performed admirably as fears over draconian proposals in Washington never materialized. Large gainers included health maintenance organizations, Foundation Health Corporation, Oxford Health Plans, and Healthsource, Inc., as well as strong appreciation in Cordis Corporation, Columbia/HCA Healthcare Corporation, and Surgical Care Affiliates, Inc. The only sector that had down performance for the 12 months was transportation as a couple of our trucking holdings experienced weak business trends.

On the fixed-income side, we met our goal of tracking and outperforming the Fund's benchmark, the Lehman Brothers Government/Corporate Bond Index. Overall fixed-income performance in the Fund can be attributed to added value work in three broad areas: issue selection, sector allocation, and yield curve positioning. Overweighted positions in the finance, banking and brokerage sectors along with our asset-backed exposure contributed to performance. Yield curve positioning, overweighting the four-year bond and 20-year maturity areas, also played an important role in Fund performance.

The outlook for the new fiscal year is quite positive predicated on our belief that inflation will increase only 1-2%, and gross domestic product will slow to 1-2%. We think this economic backdrop will cause interest rates to decline an additional .5% and provide the fuel for appreciation in both fixed income and equities. Given a slowdown in corporate profits, the Balanced Fund continues to emphasize more defensive sectors such as finance and healthcare, while being underweighted in basic materials and energy. Based on the strong earnings outlook of the companies in the portfolio and quite reasonable valuations, near term we do not anticipate any major changes in the Fund's current asset allocation of 63% equities, 34% fixed income, and 3% money market instruments. We appreciate your continued support and confidence in Portico Balanced Fund.

R. Bart Wear, CFA
Teresa R. Westman, CFA
Portfolio Managers
Firstar Investment Research &Management Company


PORTFOLIO MANAGER PROFILE
R. Bart Wear, CFA, Senior Vice President and Senior Portfolio Manager of Firstar Investment Research &Management Company (FIRMCO) and Teresa R. Westman, CFA, Senior Vice President and Senior Portfolio Manager co-manage the Fund, Teresa since its inception on March 30, 1992, and Bart since January 20, 1994. Bart has been with Firstar since 1983 and has 12 years of investment management experience. He received his BSfrom Arizona State University in 1982. Teresa has been with Firstar since 1987 and has eight years of investment management experience. Teresa received her BAfrom Augustana College in 1985 and her MBA from the University of Chicago in 1991. Bart and Teresa are both Chartered Financial Analysts.

                                      3/30/92  10/92    10/93    10/94    10/95
                                      -------  -----    -----    -----    -----
PORTICO BALANCED FUND - A - NO LOAD   10,000   10,372   11,771   11,662  13,941
PORTICO BALANCED FUND - A - LOAD <F99> 9,600    9,958   11,302   11,197  13,386
LEHMAN BROS. GOV'T./CORP. BOND INDEX  10,000   10,747   12,212   11,645  13,527
RUSSELL MIDCAPTM INDEX                10,000   10,621   12,936   13,240  16,325
S&P 500 STOCK INDEX                   10,000   10,548   12,124   12,593  15,923

This chart assumes an initial investment of $10,000 made on 3/30/92 (inception). Perform ance reflects fee waivers in effect. In the absence of fee waivers, total return would be reduced. Returns shown include the reinvestment of all dividends and other distributions. Past perform ance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost.


                       AVERAGE ANNUAL RATE OF RETURN (%)
                       FOR PERIODS ENDED OCTOBER 31, 1995

                                                              Since Inception
                                            1 Year      3 Years     3/30/92
                                            ------      -------     --------
PORTICO BALANCED FUND - A - NO LOAD          19.6         10.4        9.7
PORTICO BALANCED FUND - A - LOAD <F99>       14.8         8.9         8.5
LEHMAN BROTHERS GOV'T/CORP BOND INDEX <F100> 16.2         8.0         8.8
RUSSELL MIDCAPTM INDEX <F101>                23.3         15.4        14.6
S&P 500 STOCK INDEX <F102>                   26.4         14.7        13.9


<F99> Reflects maximum sales charge of 4.00%.
<F100> The Lehman Brothers Gov't./Corp. Bond Index is an unmanaged market value weighted index measuring both principal price changes of, and income provided by, the underlying universe of securities that comprise the index. Securities included in the index must meet the following criteria:fixed as opposed to variable rate; not less than one year to maturity; minimum outstanding par value of $100 million; and rated investment grade or higher by Moody's, Standard & Poor's, or Fitch, in that order.
<F101> The Russell MidcapTM Index is defined as the lowest 800 companies in the
Russell 1000 Index, as ranked by total market capitalization. The Russell MidcapTM Index accurately captures the medium-sized universe of securities.
<F102> The S&P500 Stock Index is an index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is heavily weighted toward stocks with large market capitalizations and represents approximately two-thirds of the total market value of all domestic common stocks.
An investment cannot be made directly in an index.

Effective at the close of business on January 9, 1995, Portico Funds began to offer Series A (retail) shares and Series Institutional shares. Series A shares, unlike the Series Institutional shares, have a 4% maximum sales load and are subject to an annual 0.25% service organization fee. The load performance for the Series A Shares has been restated to reflect the impact of the sales charge. Series A performance prior to January 10, 1995, does not reflect the service organization fees. If service organization fees had been reflected, performance would be reduced. Performance reflects fee waivers in effect. In the absence of fee waivers, total return would be reduced.

A = Series A (retail class)


TOP 5 HOLDINGS 10/31/95
--------------------------------------------------
COLUMBIA/HCA HEALTHCARE CORPORATION           1.6%
FIRST DATA CORPORATION                        1.6%
FOUNDATION HEALTH CORPORATION                 1.6%
ALCO STANDARD CORPORATION                     1.5%
MBNA CORPORATION                              1.3%
Portfolio holdings are subject to change and are not a representation of the Fund's entire portfolio holdings.

TOTAL FUND NET ASSETS 10/31/95
---------------------------------------------------
$126,383,582


GROWTH AND INCOME FUND
During fiscal year 1995, which was characterized by strong equity and bond markets, Portico Growth and Income Fund's investment performance (24.8% no load) outpaced both the Lipper Growth and Income (20.0%) and Equity Income (17.9%) mutual fund indices (Lipper Analytical Services provides mutual fund performance analysis). The Fund, however, trailed the return of the S&P 500 Index and the Wilshire Top 750 Index due to its limited exposure to the technology sector (technology was the strongest sector of the S&P 500, up 48.5%). The Growth and Income Fund maintained an average 4% weighting in technology, one-fourth of the S&P 500 weighting, reflecting the requirement that all securities in the portfolio provide income.

Additional criteria used to select companies for Portico Growth and Income Fund are:
-growth in earnings and dividends per share greater than the average company as measured by the S&P 500 Stock Index
-strong balance sheets which enable growth in company operations without shareowner dilution, as well as the opportunity for share repurchases -opportunity for profit margin expansion through productivity improvements -management incentives tied to company performance.

During the year, we have increased the Fund's exposure to companies which benefit from a decline in interest rates, such as Norwest Corporation (banking), Western National Corp. (insurance) and real estate investment trusts (REITs). We also purchased and/or added to positions in companies which should demonstrate steady growth in an environment of modest economic growth (i.e. companies which generally are immune to the economic cycle). These companies include H&R Block, Inc. (income tax preparation and on-line services); Service Corporation International (funeral services); Frontier Corporation (integrated telecommunications); and Duracell Inc. (alkaline batteries).

Given the strong appreciation in the overall market, many securities were eliminated or cut-back during the year as they reached our price targets (i.e. traded at price-to-earnings multiples that exceeded their long-term growth rates). Sales included holdings such as Colgate-Palmolive Company, American General Corporation, RR Donnelly &Sons Company, Harcourt General, Inc., Dillards Department Stores, Inc., and Hercules, Inc.

The outlook for the next six months reflects a "tug-of-war" between lower interest rates (low inflation and modest economic growth would dictate lower rates) and decelerating earnings growth for the S&P 500. Key to the Fund's performance will be investing in companies that can weather slower economic growth with above-average increases in earnings. By consistently employing the underlying investment philosophy of Portico Growth and Income Fund mentioned above, we feel the Fund is well-positioned to achieve these objectives and benefit long-term investors.

Finally, we are pleased to report that the Fund's lead research analyst, Maya Bittar, was recently promoted to co-manage the Fund. Maya's investment experience and her contributions have been instrumental in adding value to the portfolio.

Marian E. Zentmyer, CFA, CFP
Maya K. Bittar, CFA
Portfolio Managers
Firstar Investment Research & Management Company


PORTFOLIO MANAGER PROFILE
Marian E. Zentmyer, CFA, CFP, Senior Vice President and Senior Portfolio Manager of Firstar Investment Research &Management Company (FIRMCO) and Maya K. Bittar, CFA, Vice President and Portfolio Manager co-manage the Fund, Marian since February 22, 1993, and Maya since October 1, 1995. Marian has been with Firstar since 1982 and has 17 years of investment manage ment experience. She received her BAfrom Stanford University in 1978. Maya has been with Firstar since 1993 and has 3 years of investment management experience. She received her BBA in 1985 and her MBA and MS in 1991from the University of Wisconsin. Marian is a Chartered Financial Analyst and a Certified Financial Planner. Maya is a Chartered Financial Analyst.

                                                12/29/89     10/90      10/91     10/92     10/93      10/94       10/95
                                                --------     -----     ------    ------    ------     ------      ------
PORTICO GROWTH AND INCOME FUND - A - NO LOAD      10,000     9,304     11,688    12,368    13,596     13,846      17,273
PORTICO GROWTH AND INCOME FUND - A - LOAD <F103>   9,600     8,933     11,223    11,875    13,054     13,294      16,585
WILSHIRE TOP 750 INDEX                            10,000     8,722     11,859    13,063    15,055     15,534      19,725
S&P500 STOCK INDEX                                10,000     8,855     11,821    12,999    14,941     15,519      19,622
LIPPER GROWTH & INCOMEINDEX                       10,000     8,810     11,480    12,623    15,135     15,462      18,232
LIPPER EQUITY INCOME INDEX                        10,000     8,612     11,499    12,523    14,964     15,437      18,518

This chart assumes an initial investment of $10,000 made on 12/29/89 (inception). Performance reflects fee waivers in effect. In the absence of fee waivers, total return would be reduced. Returns shown include the reinvestment of all dividends and other distributions. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost.


                       AVERAGE ANNUAL RATE OF RETURN (%)
                       FOR PERIODS ENDED OCTOBER 31, 1995

                                                                        Since Inception
                                                1 Year 3 Years  5 Years    12/29/89
                                                ------ -------  -------    --------
PORTICO GROWTH AND INCOME FUND - A - NO LOAD     24.8    11.8     13.2        9.8
PORTICO GROWTH AND INCOME FUND - A - LOAD <F103> 19.8    10.3     12.3        9.0
WILSHIRE TOP 750 INDEX <F104>                    27.0    14.7     17.7       12.4
S&P 500 STOCK INDEX <F105>                       26.4    14.7     17.3       12.3
LIPPER GROWTH &INCOME INDEX <F106>               20.0    13.9     16.6       11.13
LIPPER EQUITY INCOME INDEX <F106>                17.9    13.0     15.7       10.83

<F103> Reflects maximum sales charge of 4.00%.
<F104> The Wilshire Top 750 Index, an unmanaged index, consists of the largest 750 companies in the Wilshire 5000 Stock Index and extends down to approximately the $1 billion market capitalization level.
<F105> The S&P500 Stock Index is an index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is heavily weighted toward stocks with large market capitalizations and represents approx i mately two-thirds of the total market value of all domestic common stocks.
<F106> The Lipper Growth &Income and Equity Income Indices are equally weighted indices of the 30 largest mutual funds within their respective investment objective categories, adjusted for the reinvestment of capital gains distributions and income dividends.

An investment cannot be made directly in an index.

Effective at the close of business on January 9, 1995, Portico Funds began to offer Series A (retail) shares and Series Institutional shares. Series A shares, unlike the Series Institutional shares, have a 4% maxi mum sales load and are subject to an annual 0.25% service organiza tion fee. The load performance for Series A shares has been restated to reflect the impact of the sales charge. Series A performance prior to January 10, 1995, does not reflect the service organization fees. If service organization fees had been reflected, perform ance would be reduced. Performance reflects fee waivers in effect. In the absence of fee waivers, total return would be reduced.

A = Series A (retail class)

TOP 5 HOLDINGS 10/31/95
--------------------------------------------------
ALCO STANDARD CORPORATION                     3.7%
PFIZER, INC.                                  2.7%
H&R BLOCK, INC.                               2.6%
TYCO INTERNATIONAL, LTD.                      2.5%
DIEBOLD, INC.                                 2.5%
Portfolio holdings are subject to change and are not a representation of the Fund's entire portfolio holdings.

TOTAL FUND NET ASSETS 10/31/95
---------------------------------------------------
$205,175,904



Equaity Index Fund
Portico Equity Index Fund seeks to provide investment returns, before Fund expenses, comparable to the price and yield performance of publicly traded stocks in the aggregate, as represented by the S&P 500 Index. The Fund does not use traditional methods of financial and market analysis when making purchase and sale decisions; rather, the Fund invests primarily in common stocks that comprise the S&P 500 Stock Index in proportion with their relative capitalization and sector weightings.

Portico Equity Index Fund's net asset value of $41.07 on October 31, 1995 represents a return of 25.8% (no load) for the twelve months then ended, as compared to the S&P 500's return of 26.4% over the same period.

As we have stated in previous reports, we believe that by applying a capitalization weighting and sector balancing technique, we will maintain the Fund's investment portfolio so it reasonably tracks the performance of the S&P 500 Stock Index.

Daniel A. Tranchita, CFA
Portfolio Manager
Firstar Investment Research &Management Company


PORTFOLIO MANAGER PROFILE
Daniel A. Tranchita, CFA, Vice President and Portfolio Manager of Firstar Investment Research &Management Company (FIRMCO) has managed the Fund since July 1, 1992. Dan has been with Firstar since 1989 and has 6 years of investment management experience. He received his BAin 1987 and his MBA in 1989 from Marquette University. Dan is a Chartered Financial Analyst.

                                                12/29/89     10/90      10/91     10/92     10/93      10/94       10/95
                                                --------     -----     ------    ------    ------     ------      ------
PORTICO EQUITY INDEX FUND - A - NO LOAD           10,000     8.854    11,767     12,869   14,644      15,157      19,066
PORTICO EQUITY INDEX FUND - A - LOAD <F107>        9,600     8,501    11,297     12,355   14,059      14,552      18,305
S&P 500 STOCK INDEX                               10,000     8,855    11,821     12,999   14,941      15,510      19,622

This chart assumes an initial investment of $10,000 made on 12/29/89 (inception). Performance reflects fee waivers in effect. In the absence of fee waivers, total return would be reduced. Returns shown include the reinvestment of all dividends and other distributions. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost.

                       AVERAGE ANNUAL RATE OF RETURN (%)
                       FOR PERIODS ENDED OCTOBER 31, 1995

                                                                 Since Inception
                                     1 Year   3 Years    5 Years    12/29/89
                                     ------   -------    -------    --------
PORTICO EQUITY INDEX FUND - NO LOAD   25.8      14.0      16.6        11.7
PORTICO EQUITY INDEX FUND -
  LOAD <F107>                         20.8      12.5      15.6        10.9
S&P 500 STOCK INDEX <F108>            26.4      14.7      17.3        12.3

<F107> Reflects maximum sales charge of 4.00%.
<F108> The S&P500 Stock Index is an index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is heavily weighted toward stocks with large market capitalizations and represents approximately two-thirds of the total market value of all domestic common stocks.

An investment cannot be made directly in an index.

Effective at the close of business on January 9, 1995, Portico Funds began to offer Series A (retail) shares and Series Institutional shares. Series A shares, unlike the Series Institutional shares, have a 4% maximum sales load and are subject to an annual 0.25% service organization fee. In addition, the purchase price adjustment on the Fund will no longer be applied to either the Series A or Series Institutional shares. The load performance for Series A shares has been restated to reflect the impact of the sales charge (and the elimination of the purchase price adjustment). The no-load performance for the Series A shares has been restated to reflect the elimination of the purchase price adjustment. Series A performance prior to January 10, 1995 does not reflect the service organization fees. If service organization fees had been reflected, performance would be reduced. Performance reflects fee waivers in effect. In the absence of fee waivers, total return would be reduced.

A = Series A (retail class)

TOP 5 HOLDINGS 10/31/95
-------------------------------------------------------
GENERAL ELECTRIC COMPANY                           2.4%
AT&TCORPORATION                                    2.2%
EXXON CORPORATION                                  2.1%
COCA-COLA COMPANY                                  2.0%
PHILIP MORRIS COMPANIES, INC.                      1.6%
Portfolio holdings are subject to change and are not a representation of the Fund's entire portfolio holdings.

TOTAL FUND NET ASSETS 10/31/95
-------------------------------------------------------
$156,769,229


Midcore Growth Fund
Market conditions for growth stocks over the fiscal year ended October 31, 1995 have been quite favorable. Specifically, a decline in interest rates caused price/earnings ratio expansion, corporate profits increased more than 20% (among the highest on record in 40 years according to Sanford Bernstein Research), and cash flow from individuals into equity mutual funds was extremely positive.

In line with this, Portico MidCore Growth Fund's performance for the fiscal year ended October 31, 1995, while lagging that of the Wilshire Top 750 and the S&P 500, was still attractive at 19.3% no load (vs. 27.0% and 26.4%, respectively). The reason the Fund underperformed the indices was largely due to its technology weighting - which returned 19.5% vs. the S&P 500's 48.5%. In addition, MidCore Growth Fund's near double weighting in consumer cyclicals (which gained only 14.4%) held back returns.

Over the past twelve months, the Fund increased its capital goods weighting from 7.6% to 10.6%, modestly reduced its weighting in consumer cyclicals and finance, and increased its exposure to the healthcare industry. Stocks in the portfolio which performed well during this time period included Microsoft Corporation, Staples, Inc., MBNA Corporation and Nike, Inc. Companies in the Fund which are positioned to take advantage of a slower economic environment include CUC International, Inc., Thermo Electron Corporation, Alco Standard Corporation and Columbia/HCA Healthcare Corporation. These companies should be able to grow in this type of environment because they have the financial flexibility which allows them to make additional acquisitions.

We believe global competitive pricing pressure exists in almost all industries. In addition, given productivity gains in corporate America over the past year, we believe operating margins for most companies are at their highest level in a couple of decades, making profits vulnerable if revenues decelerate. These two factors have caused us to focus on revenue growth, rather than margin expansion, for future earnings growth and to focus on companies with dominant market share and low cost positions. This allows them to more successfully gain market share at the expense of marginal competitors.

Of Portico MidCore Growth Fund's current top 15 holdings, only one has been in the best performing sector: technology. We interpret this to mean the portfolio has a number of securities which have future appreciation potential in front of them rather than the risk associated with holdings that have done extremely well and are ultimately vulnerable to slow earnings comparisons or P/E compression. As a result, we are particularly optimistic about the outlook for Portico MidCore Growth Fund in 1996.

R. Bart Wear, CFA
Portfolio Manager
Firstar Investment Research &Management Company

PORTFOLIO MANAGER PROFILE
R. Bart Wear, CFA, Senior Vice President and Senior Portfolio Manager of Firstar Investment Research & Management Company (FIRMCO) has managed the Fund since its inception on December 29, 1992. Bart has been with Firstar since 1983 and has 12 years of investment management experience. He received his BS from Arizona State University in 1982. Bart is a Chartered Financial Analyst.


                                            12/19/92    10/93      10/94   10/95
                                            --------   ------     ------  ------
PORTICO MIDCOREGROWTH FUND - A - NO LOAD      10,000   10,753     10,813  12,901
PORTICO MIDCOREGROWTH FUND - A - LOAD <F109>   9,600   10,324     10,382  12,387
WILSHIRE TOP 750 INDEX                        10,000   10,951     11,299  14,348
S&P 500 STOCK INDEX                           10,000   10,981     11,406  14,422

This chart assumes an initial investment of $10,000 made on 12/29/92 (inception). Performance reflects fee waivers in effect. In the absence of fee waivers, total return would be reduced. Returns shown include the reinvestment of all dividends and other distributions. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost.

                       AVERAGE ANNUAL RATE OF RETURN (%)
                       FOR PERIODS ENDED OCTOBER 31, 1995

                                                                 Since Inception
                                                     1 Year         12/29/92
                                                     ------      --------------
PORTICO MIDCORE GROWTH FUND - A - NO LOAD             19.3             9.4
PORTICO MIDCORE GROWTH FUND - A - LOAD <F109>         14.6             7.8
WILSHIRE TOP 750 INDEX <F110>                         27.0            13.6
S&P 500 STOCK INDEX <F111>                            26.4            13.8

<F109> Reflects maximum sales charge of 4.00%.
<F110> The Wilshire Top 750 Index, an unmanaged index, consists of the largest
750 companies in the Wilshire 5000 Stock Index and extends down to approximately the $1 billion market capitalization level.
<F111> The S&P500 Stock Index is an index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is heavily weighted toward stocks with large market capitalizations and represents approximately two-thirds of the total market value of all domestic common stocks.

An investment cannot be made directly in an index.

Effective at the close of business on January 9, 1995, Portico Funds began to offer Series A (retail) shares and Series Institutional shares. Series A shares, unlike the Series Institutional shares, have a 4% maxi mum sales load and are subject to an annual 0.25% service organiza tion fee. The load performance for the Series A shares has been restated to reflect the impact of the sales charge. Series A performance prior to January 10, 1995, does not reflect the service organization fees. If service organization fees had been reflected, perform ance would be reduced. Performance reflects fee waivers in effect. In the absence of fee waivers, total return would be reduced.

A = Series A (retail class)

TOP 5 HOLDINGS 10/31/95
---------------------------------------------------------
FIRST DATA CORPORATION                              4.0%
ALCO STANDARD CORPORATION                           3.9%
COLUMBIA/HCA HEALTHCARE CORPORATION                 3.9%
FOUNDATION HEALTH CORPORATION                       3.5%
MBNA CORPORATION                                    3.4%
Portfolio holdings are subject to change and are not a representation of the Fund's entire portfolio holdings.

TOTAL FUND NET ASSETS 10/31/95
---------------------------------------------------------
$144,532,801



Special Growth Fund
The economy over the past fiscal year has slowed, allowing for the valuation of persistent earnings growth companies to increase relative to cyclical companies. Portico Special Growth Fund's 25.6% (no load) return outpaced the Wilshire MidCap 750 benchmark's return of 21.7%. This outperformance was largely aided by strong 4th quarter results in the HMO sector in which the Fund was overweighted.

In maintaining our investment criteria for the Fund, we continued to add companies to the portfolio which exhibited the following characteristics:
 -long-term, above-average earnings growth
 -low debt/capitalization
 -high return on equity
 -management ownership

New additions to the Fund which fit these criteria included Oxford Health Plans, The Charles Schwab Corporation, Kohl's Corporation, Mirage Resorts, Inc. and U.S. Robotics Corporation. (In particular, Kohl's Corporation is a good model for our buy decision - a retailer that provides exceptional value to consumers and has a proven growth strategy which should benefit the Fund in an economic slowdown.) Holdings which were reduced due to high valuations during the fiscal year included Green Tree Financial Corporation, Advanta Corporation Class B, Xilinx, Inc., and Parametric Technology Company.

Our outlook for Portico Special Growth Fund remains favorable for the next six months as we feel the Fund is well positioned to take advantage of an economic slowdown. We continue to manage the Fund with the same criteria and have the advantage of additional research staff. Looking ahead, as this economic slowdown becomes more evident, the patience of sticking with our persistent quality earnings growth companies will provide an excellent opportunity to reward the Fund. And as always, we seek to concentrate on those companies that meet or exceed our growth projections.

J. Scott Harkness, CFA
Joseph J. Docter, CFA
Mark D. Westman, CFA
Todd M. Krieg
Portfolio Managers
Firstar Investment Research &Management Company


PORTFOLIO MANAGER PROFILE
J. Scott Harkness, CFA, Chief Investment Officer of Firstar Investment Research &Management Company (FIRMCO), Joseph J. Docter, CFA, Senior Vice President and Senior Portfolio Manager, Mark D. Westman, CFA, CPA, Vice President and Portfolio Manager, and Todd M. Krieg, Vice President and Portfolio Manager manage the Fund - Scott and Joe since its inception on December 28, 1989, Mark since January 1994 and Todd since September 1994. Scott has been with Firstar for 16 years and has more than 17 years of investment management experience. He received his BAfrom the University of Wisconsin in 1977. Joe has been with Firstar since 1984 and has 11 years of investment management experience. He received his BBAand his MBA from the University of Wisconsin in 1981 and 1984, respectively. Mark has been with Firstar for three years and received his BA from Augustana College in 1985 and his MBA from the University of Chicago in 1993. Todd has been with Firstar for three years and received his BA from Williams College in 1983 and a JD from Georgetown University in 1989. Scott, Joe and Mark are all Chartered Financial Analysts.

                                               12/28/89     10/90     10/91     10/92     10/93     10/94     10/95
                                               --------    ------    ------    ------    ------   -------    ------
PORTICO SPECIAL GROWTH FUND - A - NO LOAD        10,000     8,953    14,346    15,617    18,138    18,641    23,406
PORTICO SPECIAL GROWTH FUND - A - LOAD <F112>     9,600     8,596    13,774    14,994    17,416    17,898    22,474
WILSHIRE MIDCAP 750 INDEX                        10,000     7,606    11,627    12,910    16,167    16,680    20,303
S&P 500 STOCK INDEX                              10,000     8,855    11,821    12,999    14,941    15,519    19,622

This chart assumes an initial investment of $10,000 made on 12/28/89 (inception). Perform ance reflects fee waivers in effect. In the absence of fee waivers, total return would be reduced. Returns shown include the reinvestment of all dividends and other distributions. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost.

                       AVERAGE ANNUAL RATE OF RETURN (%)
                       FOR PERIODS ENDED OCTOBER 31, 1995

                                                                 Since Inception
                                           1 Year 3 Years 5 Years   12/28/89
                                           -----  ------  -------    -------
PORTICO SPECIAL GROWTH FUND- A-NO LOAD      25.6   14.4    21.2       15.7
PORTICO SPECIAL GROWTH FUND- A-LOAD <F112>  20.6   12.9    20.2       14.9
WILSHIRE MIDCAP 750 INDEX <F113>            21.7   16.3    21.7       12.9
S&P 500 STOCK INDEX <F114>                  26.4   14.7    17.3       12.3

<F112> Reflects maximum sales charge of 4.00%.
<F113> The Wilshire MidCap 750 Index, an unmanaged index, is an overlay of large and small company universes and consists of companies 501 to 1250 of the Wilshire 5000 Stock Index. Market capitalization range of MidCap 750 is from $450 million to $1.7 billion.
<F114> The S&P500 Stock Index is an index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is heavily weighted toward stocks with large market capitalizations and represents approx i mately two-thirds of the total market value of all domestic common stocks.

An investment cannot be made directly in an index.

Effective at the close of business on January 9, 1995, Portico Funds began to offer Series A (retail) shares and Series Institutional shares. Series A shares, unlike the Series Institutional shares, have a 4% maxi mum sales load and are subject to an annual 0.25% service organiza tion fee. The load performance for the Series A shares has been restated to reflect the impact of the sales charge. Series A performance prior to January 10, 1995, does not reflect the service organization fees. If service organization fees had been reflected, perform ance would be reduced. Performance reflects fee waivers in effect. In the absence of fee waivers, total return would be reduced.

A = Series A (retail shares)

TOP 5 HOLDINGS 10/31/95
-------------------------------------------------------
OXFORD HEALTH PLANS                                2.8%
THE CHARLES SCHWAB CORPORATION                     2.4%
LOEWEN GROUP, INC.                                 2.4%
HEALTHSOURCE, INC.                                 2.4%
PACIFICARE HEALTH SYSTEMS                          2.3%
Portfolio holdings are subject to change and are not a representation of the Fund's entire portfolio holdings.

TOTAL FUND NET ASSETS 10/31/95
--------------------------------------------------------
$521,496,734


INTERNATIONAL EQUITY FUND
Portico International Equity Fund seeks capital appreciation through investment in foreign equity securities of small-to-medium sized companies. The Fund uses a different approach to investing relative to our actively managed Portico equity funds. The Fund is comprised of a representative portion of the small-to-medium sized companies found in the Morgan Stanley Capital International Europe, Australia and Far East (EAFE) Index. Instead of focusing on the entire index, the Fund invests in companies with a market capitalization range of $250 million to $5 billion. We believe this slice of the EAFE Index will allow the Fund to concentrate on those stocks with the highest growth potential.

The country allocation is weighted by the Gross Domestic Product (GDP) of each foreign country. This allows the Fund to reduce the overall exposure to Japan while increasing exposure to other countries such as Germany and France. As of October 31, 1995, the International Equity Fund owned 776 companies located throughout Europe and the Pacific Basin. State Street Global Advisors, with over 16 years of international investing experience and $26 billion of international assets under management, is the sub-advisor and handles the trading for the Fund. As a result, the Fund can take advantage of reduced trading and transaction costs.

The structured selection process using GDP weightings and small-to medium-sized market capitalization ranges will not necessarily produce comparable performance to the EAFE Index, as has been the case since the Fund began operations on April 28, 1994. Nevertheless, we believe that long-term performance of small- to medium-sized international firms will provide higher total returns than investments in large international firms of the EAFE Index.

Investing internationally continues to be an effective strategy to diversify your portfolio while offering the potential for attractive returns over the long term.

Daniel A. Tranchita, CFA
Portfolio Manager
Firstar Investment Research &Management Company



PORTFOLIO MANAGER PROFILE
DANIEL A. TRANCHITA, CFA, Vice President and Portfolio Manager of Firstar Investment Research & Management Company (FIRMCO) has managed the Fund since its inception on April 28, 1994. Dan has been with Firstar since 1989 and has 6 years of investment management experience. He received his BAin 1987 and his MBA in 1989 from Marquette University. Dan is a Chartered Financial Analyst.

                                                    4/28/94   10/94     10/95
                                                    -------  ------    ------
PORTICO INTERNATIONAL EQUITY FUND - A - NO LOAD     10,000    9.995     9,600
PORTICO INTERNATIONAL EQUITY FUND - A - LOAD <F115>  9,600    9,597     9,218
MORGAN STANLEY GDP-WEIGHTED EAFE INDEX              10,000   10,429    10,390
MORGAN STANLEY EAFEINDEX                            10,000   10,103    10,154

This chart assumes an initial investment of $10,000 made on 4/28/94 (inception). Perform ance reflects fee waivers in effect. In the absence of fee waivers, total return would be reduced. Returns shown include the reinvestment of all dividends and other distributions. Past perform ance is not predictive of future performance. Investment return and principal value will fluc tuate, so that your shares, when redeemed, may be worth more or less than their original cost.


                       AVERAGE ANNUAL RATE OF RETURN (%)
                       FOR PERIODS ENDED OCTOBER 31, 1995

                                                             Since Inception
                                                    1 Year       4/28/94
                                                    ------       --------
PORTICO INTERNATIONAL EQUITY FUND - NO LOAD          -4.0          -2.7
PORTICO INTERNATIONAL EQUITY FUND - LOAD <F115>      -7.8          -5.2
GDPEAFE INDEX <F116>                                  0.5           1.0
EAFEINDEX <F117>                                     -0.4           2.6

<F115> Reflects maximum sales charge of 4.00%.
<F116> The gross domestic product-weighted Morgan Stanley Capital International
Europe, Australia and Far East Index, ("MSCI GDP EAFE") is an unmanaged index composed of a sample of companies representative of the market structure of 20 European and Pacific Basin countries. The GDP EAFE Index seeks to replicate industry composition of each local market, and a representative sampling of large, medium and small capitalization companies from each local market.
<F117> The MSCI/EAFEIndex is the most recognized international index and is weighted by market capitalization.

An investment cannot be made directly in an index.

Effective at the close of business on January 9, 1995, Portico Funds began to offer Series A (retail) shares and Series Institutional shares. Series A shares, unlike the Series Institutional shares, have a 4% maximum sales load and are subject to an annual 0.25% service organization fee. In addition, the purchase price adjustment on the Fund will no longer be applied to either the Series A or Series Institutional shares. The load performance for Series A shares has been restated to reflect the impact of the sales charge (and the elimination of the purchase price adjustment). The no-load performance for the Series A shares has been restated to reflect the elimination of the purchase price adjustment. Series A performance prior to January 10, 1995 does not reflect the service organization fees. If service organization fees had been reflected, performance would be reduced. Performance reflects fee waivers in effect. In the absence of fee waivers, total return would be reduced.

A -= Series A (retail class)

TOP 5 COUNTRIES 10/31/95
-------------------------------------------------------
JAPAN                                             34.0%
GERMANY                                           15.5%
FRANCE                                            10.5%
GREAT BRITAIN                                      7.9%
ITALY                                              7.7%
Portfolio holdings are subject to change and are not a representation of the Fund's entire portfolio holdings.

TOTAL FUND NET ASSETS 10/31/95
-------------------------------------------------------





STATEMENT OF ASSETS AND LIABILITIES
(AMOUNTS IN THOUSANDS, EXCEPT PER SHARE DATA)
OCTOBER 31, 1995
                                                     GROWTH AND          EQUITY        MIDCORE           SPECIAL     INTERNATIONAL
                                    BALANCED           INCOME            INDEX          GROWTH           GROWTH         EQUITY
                                      FUND              FUND              FUND           FUND             FUND           FUND
                                    --------         ----------        ---------      ---------         ---------     ----------
ASSETS:
 Investments, at value (cost
  $104,294, $168,068,
  $110,846, $109,839,
  $393,397 and $34,597,
  respectively)                   $125,237           $207,586          $156,546       $144,662         $510,669        $ 32,752
 Foreign currency (cost $156)            -                  -                 -              -                -             159
 Income receivable                     673                293               255             66              246              66
 Capital shares sold                     9                172                84             12               91              12
 Receivable for securities sold        823                  -                 -            514           10,986             125
 Receivable for foreign
  currency purchased                     -                  -                 -              -                -             140
 Other assets                           16                  4                 8             10                4              67
                                    ------             ------           -------        -------          -------         -------


  Total Assets                     126,758            208,055           156,893        145,264          521,996          33,321
                                   -------            -------           -------        -------          -------          ------


LIABILITIES:
 Payable for securities
  purchased                            277              2,697                 -            608               71             266
 Payable for foreign
  currency purchased                     -                  -                 -              -                -             140
 Payable to affiliates                  80                161                57            100              392              58
 Accrued expenses and
  other liabilities                     17                 21                67             23               36              37
                                     -----              -----             -----          -----            -----           -----


  Total Liabilities                    374              2,879               124            731              499             501
                                       ---              -----               ---            ---              ---             ---


NET ASSETS                        $126,384           $205,176          $156,769       $144,533         $521,497        $ 32,820
                                   =======            =======           =======        =======          =======         =======
NET ASSETS CONSIST OF:
 Capital stock                    $102,869           $156,704          $109,821       $114,781         $347,916        $ 33,840
 Undistributed net
  investment income (loss)             226                175               245            (1)                -             156
 Undistributed accumulated
 net realized
 gains (losses) on:
  Investments                        2,346              8,779               972        (5,070)           56,309             666
 Unrealized net appreciation
 (depreciation) on:
  Investments                       20,943             39,518            45,700         34,823          117,272         (1,845)
  Futures contracts                      -                  -                31              -                -               -
  Foreign currency                       -                  -                 -              -                -               3
                                    ------             ------           -------        -------          -------         -------


  Total Net Assets                $126,384           $205,176          $156,769       $144,533         $521,497        $ 32,820
                                   =======            =======           =======        =======          =======         =======
SERIES A:
 Net assets                       $ 21,832           $ 42,424          $ 18,663       $ 10,105         $ 87,269        $  1,633
 Shares authorized
  ($.0001 par value)               500,000            500,000           500,000        500,000          500,000         500,000
 Shares issued and
  outstanding                          843              1,536               454            395            2,108              85
 Net asset value and
  redemption price
  per share<F118>                   $25.89             $27.62            $41.07         $25.58           $41.40          $19.15
                                   =======            =======           =======        =======          =======         =======
 Maximum offering
  price per share<F118>             $26.97             $28.77            $42.78         $26.65           $43.13          $19.95
                                   =======            =======           =======        =======          =======         =======
SERIES INSTITUTIONAL:
 Net assets                       $104,552           $162,752          $138,106       $134,428         $434,228        $ 31,187
 Shares authorized
  ($.0001 par value)               500,000            500,000           500,000        500,000          500,000         500,000
 Shares issued and
  outstanding                        4,036              5,891             3,362          5,250           10,470           1,625
 Net asset value,
  redemption price and
  offering price
  per share<F118>                   $25.90             $27.63            $41.08         $25.61           $41.47          $19.19
                                   =======            =======           =======        =======          =======         =======

<F118>Amounts may not recalculate due to rounding.

                                               See notes to the financial statements.



STATEMENT OF CHANGES IN NET ASSETS, PART 1
(AMOUNTS IN THOUSANDS)
                                      BALANCED FUND      GROWTH AND INCOME FUND
                                     ---------------        ----------------
                                   YEAR ENDED OCT. 31,    YEAR ENDED OCT. 31,
                                   -------------------     ------------------
                                      1995        1994        1995       1994
                                      ----        ----        ----       ----

OPERATIONS:
 Net investment income (loss)     $   2,444     $ 1,817   $  2,975    $  3,075
 Net realized gain (loss) on:
  Investments                         3,757     (1,339)      8,861       4,230
  Foreign currency                        -           -          -           -
 Change in unrealized
 appreciation (depreciation) on:
  Investments                        14,596     (1,391)     28,643     (4,285)
  Foreign currency                        -           -          -           -
                                     ------      ------     ------      ------

 Net increase (decrease) in
  net assets resulting from
  operations                         20,797       (913)     40,479       3,020
                                     ------       -----     ------       -----


CAPITAL SHARE TRANSACTIONS:
 Shares sold                         51,996      28,851     39,149      34,645
 Shares issued to owners in
  reinvestment of dividends           2,325       1,738      6,778       6,597
                                      -----       -----      -----       -----

                                     54,321      30,589     45,927      41,242

 Shares redeemed                   (41,011)    (15,322)   (38,029)    (33,938)
                                   --------    --------   --------    --------
 Net increase                        13,310      15,267      7,898       7,304
                                     ------      ------      -----       -----


DISTRIBUTIONS TO SHAREOWNERS<F119>:
 From net investment income           (540)     (1,796)      (925)     (2,975)
 From net realized gains                  -           -    (4,244)     (4,000)
                                      -----      ------    -------     -------

                                      (540)     (1,796)    (5,169)     (6,975)
                                      -----     -------    -------     -------


DISTRIBUTIONS TO SERIES A
SHAREOWNERS<F119>:
 From net investment income           (285)           -      (374)           -
                                      -----      ------      -----      ------


DISTRIBUTIONS TO SERIES
INSTITUTIONAL SHAREOWNERS<F119>:
 From net investment income         (1,555)           -    (1,711)           -
 From net realized gains                  -           -          -           -
                                     ------     -------    -------     -------

                                    (1,555)           -    (1,711)           -
                                    -------     -------    -------     -------


TOTAL INCREASE IN NET ASSETS         31,727      12,558     41,123       3,349

NET ASSETS:
 Beginning of period                 94,657      82,099    164,053     160,704
                                     ------      ------    -------     -------


 End of period (including
  undistributed net
  investment income
  (loss) of $226, $146,
  $175, $165, $245,
  $149, $(1), $50, $0,
  $0, $156 and
  $43, respectively)               $126,384     $94,657   $205,176    $164,053
                                    =======     =======    =======     =======



STATEMENT OF CHANGES IN NET ASSETS, PART 2
(AMOUNTS IN THOUSANDS)

                                    EQUITY INDEX FUND     MIDCORE GROWTH FUND
                                   -------------------      ---------------
                                   YEAR ENDED OCT. 31,    YEAR ENDED OCT. 31,
                                   -------------------        ------------
                                      1995        1994        1995       1994
                                      ----        ----        ----       ----

OPERATIONS:
 Net investment income (loss) $ 2,949 $ 2,017 $ 145 $ 305 Net realized gain (loss) on:
  Investments                         1,377         338      2,657     (4,766)
  Foreign currency                        -           -          -           -
 Change in unrealized appreciation
 (depreciation) on:
  Investments                        26,047       1,004     20,823       4,961
  Foreign currency                        -           -          -           -
                                     ------      ------     ------      ------

 Net increase (decrease) in
  net assets
  resulting from operations          30,373       3,359     23,625         500
                                     ------       -----     ------         ---


CAPITAL SHARE TRANSACTIONS:
 Shares sold                         43,586      44,189     49,755      45,282
 Shares issued to owners in
  reinvestment of dividends           2,893       1,769        222         214
                                      -----       -----        ---         ---

                                     46,479      45,958     49,977      45,496

 Shares redeemed                   (24,547)    (23,637)   (42,006)    (17,031)
                                   --------    --------   --------    --------

 Net increase                        21,932      22,321      7,971      28,465
                                     ------      ------      -----      ------


DISTRIBUTIONS TO SHAREOWNERS<F119>:
 From net investment income           (731)     (1,937)      (137)       (235)
 From net realized gains              (201)           -          -           -
                                      -----     -------      -----       -----

                                      (932)     (1,937)      (137)       (235)
                                      -----     -------      -----       -----


DISTRIBUTIONS TO SERIES A
 SHAREOWNERS<F119>:
 From net investment income           (226)           -        (1)           -
                                      -----      ------      -----      ------


DISTRIBUTIONS TO SERIES
 INSTITUTIONAL SHAREOWNERS<F119>:
 From net investment income         (1,941)           -      (122)           -
 From net realized gains                  -           -          -           -
                                     ------      ------     ------     -------

                                    (1,941)           -      (122)           -
                                    -------      ------      -----      ------


TOTAL INCREASE IN NET ASSETS         49,206      23,743     31,336      28,730

NET ASSETS:
 Beginning of period                107,563      83,820    113,197      84,467
                                    -------      ------    -------      ------


 End of period (including
  undistributed net
  investment income
  (loss) of $226, $146,
  $175, $165, $245,
  $149, $(1), $50, $0, $0,
  $156 and $43, respectively)      $156,769    $107,563   $144,533    $113,197
                                    =======     =======    =======     =======



STATEMENT OF CHANGES IN NET ASSETS, PART 3
(AMOUNTS IN THOUSANDS)

                                                               INTERNATIONAL
                                     SPECIAL GROWTH FUND        EQUITY FUND
                                    --------------------       -------------
                                                                     APRIL 28,
                                         YEAR ENDED                     1994
                                         OCT. 31,         YEAR ENDED   THROUGH
                                     -----------------     OCT. 31,    OCT. 31,
                                      1995       1994        1995        1994
                                      ----       ----        ----        ----

OPERATIONS:
 Net investment income (loss) $ (148) $ 476 $ 165 $ 43 Net realized gain (loss) on:
  Investments                        57,101       6,275        463           8
  Foreign currency                        -           -        225        (28)
 Change in unrealized
 appreciation (depreciation) on:
  Investments                        49,078       4,233    (1,826)        (19)
  Foreign currency                        -           -          1           2
                                     ------      ------     ------      ------

 Net increase (decrease) in
  net assets
  resulting from operations         106,031      10,984      (972)           6
                                     ------      ------     ------      ------


CAPITAL SHARE TRANSACTIONS:
 Shares sold                        130,385     209,100     12,055      24,430
 Shares issued to owners in
  reinvestment of dividends           2,330         436         59           -
                                     ------      ------     ------      ------

                                    132,715     209,536     12,114      24,430

 Shares redeemed                  (110,262)   (171,571)    (2,015)       (680)
                                  ---------   ---------    -------       -----

 Net increase                        22,453      37,965     10,099      23,750
                                     ------      ------     ------      ------


DISTRIBUTIONS TO SHAREOWNERS<F119>:
 From net investment income               -       (495)       (55)           -
 From net realized gains            (2,526)           -        (8)           -
                                     ------      ------     ------      ------

                                    (2,526)       (495)       (63)           -
                                     ------      ------     ------      ------


DISTRIBUTIONS TO SERIES A
 SHAREOWNERS<F119>:
 From net investment income               -           -          -           -
                                     ------      ------     ------      ------


DISTRIBUTIONS TO SERIES
 INSTITUTIONAL SHAREOWNERS<F119>:
 From net investment income               -           -          -           -
 From net realized gains               (45)           -          -           -
                                     ------      ------     ------      ------

                                       (45)           -          -           -
                                     ------      ------     ------      ------


TOTAL INCREASE IN NET ASSETS        125,913      48,454      9,064      23,756

NET ASSETS:
 Beginning of period                395,584     347,130     23,756           -
                                    -------      ------     ------      ------
 End of period (including
  undistributed
  net investment income
  (loss) of $226, $146,
  $175, $165, $245,
  $149, $(1), $50, $0, $0,
  $156 and $43, respectively)      $521,497    $395,584    $32,820     $23,756
                                    =======     =======    =======     =======

<F119>On January 9, 1995, all previously existing series of shares of each Fund were reclassified as Series A shares. Effective January 9, 1995, Institutional shareowners exchanged their Series A shares for the Funds' Institutional series shares. Distributions to shareowners from net investment income and net realized gains reflect activity for the Funds for the period November 1, 1994 through January 9, 1995 and for each Fund's respective class of shares for the period from January 10, 1995 through October 31, 1995.

                     See notes to the financial statements.



FINANCIAL HIGHLIGHTS, PART 1

                                               BALANCED FUND
                        ------------------------------------------------------
                               Year
                               ended                                 March 30,
                            October 31,            Year ended        1992<F120>
                            1995<F123>                              October 31,
                              through
                         Series     Series     -----------------      Oct. 31,
                           A    Institutional   1994       1993         1992
                         ------ -------------   ----       ----         ----
Per Share Data:
Net asset value,
 beginning of period    $22.10     $22.10      $22.76     $20.49       $20.00

Income from investment
operations:
 Net investment income    0.49       0.53        0.44       0.47         0.28

 Net realized and
  unrealized gains
  (losses) on securities  3.77       3.78      (0.66)       2.27         0.44
                          ----       ----      ------       ----         ----

 Total from investment
  operations              4.26       4.31      (0.22)       2.74         0.72
                          ----       ----      ------       ----         ----


Less distributions:
 Dividends from net
  investment income     (0.47)     (0.51)      (0.44)     (0.47)       (0.23)
 Distributions from
  capital gains              -          -           -          -            -
                        ------      ------     ------      ------      ------

 Total distributions    (0.47)     (0.51)      (0.44)     (0.47)       (0.23)
                        ------     ------      ------     ------       ------


Net asset value,
 end of period          $25.89     $25.90      $22.10     $22.76       $20.49
                        ======     ======      ======     ======       ======

Total return<F124><F125>19.55%     19.79%     (0.93)%     13.49%        3.72%

Supplemental data and
ratios:
 Net assets, in
  thousands,
  end of period        $21,832   $104,552     $94,657    $82,099      $45,653
 Ratio of net expenses
  to average net
  assets<F126>           0.94%      0.75%       0.75%      0.75%        0.75%
 Ratio of net
  investment income
  to average net
  assets<F126>           2.05%      2.24%       2.03%      2.24%        2.48%

 Portfolio turnover
  rate<F127>            61.87%     61.87%      59.77%     71.60%       29.04%




FINANCIAL HIGHLIGHTS, PART 2
                                     GROWTH AND INCOME FUND
                  -----------------------------------------------------------
                            Year ended
                           October 31,                                 Dec. 29,
                            1995<F123>                                1989<F120>
                       -------------------    Year ended October 31,    through
                     Series   Series         ------------------------- Oct. 31,
                       A  Institutional 1994   1993<F121> 1992     1991  1990
                       -  ------------- ----   ----       ----     ----  ----


Per Share Data:
Net asset value,
 beginning of
  period             $23.09   $23.09   $23.70    $22.27  $21.72  $17.99  $20.00

Income from
investment
operations:
 Net investment
  income               0.37     0.42     0.43     0.56     0.69    0.79    0.69

 Net realized and
  unrealized
  gains (losses) on
  securities           5.14     5.14   (0.03)     1.63     0.56    3.75  (2.05)
                       ----     ----   ------     ----     ----    ----  ------

 Total from
  investment
  operations           5.51     5.56     0.40     2.19     1.25    4.54  (1.36)
                       ----     ----     ----     ----     ----    ----  ------


Less distributions:
 Dividends from net
  investment income  (0.38)   (0.42)   (0.42)   (0.57)   (0.70)  (0.81)  (0.65)
 Distributions from
  capital gains      (0.60)   (0.60)   (0.59)   (0.19)        -       -       -
                     ------   ------   ------   ------    -----   -----   -----

 Total distributions (0.98)   (1.02)   (1.01)   (0.76)   (0.70)  (0.81)  (0.65)
                     ------   ------   ------   ------   ------  ------  ------


Net asset value,
 end of period       $27.62   $27.63   $23.09   $23.70   $22.27  $21.72  $17.99
                     ======    =====    =====    =====    =====   =====   =====

Total return<F124>
  <F125>             24.75%   25.00%    1.84%    9.93%    5.82%  25.63%  (6.96)%

Supplemental data
and ratios:
 Net assets, in
  thousands,
  end of period     $42,424 $162,752 $164,053 $160,704 $135,713$103,414 $65,741
 Ratio of net
  expenses
  to average
  net assets<F126>    1.09%    0.90%    0.90%    0.88%    0.75%   0.75%   0.74%

 Ratio of net
  investment income
  to average net
  assets<F126>        1.51%    1.70%    1.89%    2.44%    3.16%   3.93%   4.39%

 Portfolio turnover
  rate<F127>         47.85%   47.85%   56.85%   86.24%   31.25%  28.05%  49.85%



FINANCIAL HIGHLIGHTS, PART 3

                                       EQUITY FUND INDEX
                  -----------------------------------------------------------
                         Year ended
                         October 31,                                   Dec. 29,
                         1995<F123>                                   1989<F120>
                      -----------------     Year ended October 31,      through
                      Series  Series    ------------------------------ Oct. 31,
                        A Institutional  1994    1993   1992<F122> 1991   1990
                        - -------------  ----    ----   ----       ----   ----


Per Share Data:
Net asset value,
 beginning of
 period              $33.41   $33.41   $33.04   $29.72   $27.87  $21.63  $25.00

Income from
investment
operations:
 Net investment
  income               0.70     0.76     0.77     0.75     0.73    0.73    0.59

 Net realized and
  unrealized
  gains (losses)
  on securities        7.70     7.71     0.35     3.32     1.86    6.31  (3.41)
                       ----     ----     ----     ----     ----    ----  ------

 Total from
  investment
  operations           8.40     8.47     1.12     4.07     2.59    7.04  (2.82)
                       ----     ----     ----     ----     ----    ----  ------


Less distributions:
 Dividends from
  net investment
  income             (0.68)   (0.74)   (0.75)   (0.75)   (0.73)  (0.74)  (0.55)
 Distributions from
  capital gains      (0.06)   (0.06)        -        -   (0.01)  (0.06)       -
                     ------   ------    -----    -----   ------  ------   -----

 Total distributions (0.74)   (0.80)   (0.75)   (0.75)   (0.74)  (0.80)  (0.55)
                     ------   ------   ------   ------   ------  ------  ------


Net asset value,
  end of period      $41.07   $41.08   $33.41   $33.04   $29.72  $27.87  $21.63
                     ======   ======   ======   ======   ======   =====   =====

Total return<F124><F125>25.79%26.02%    3.51%   13.79%    9.36%  32.90%(11.46)%

Supplemental data
and ratios:
 Net assets, in
  thousands, end
  of period         $18,663 $138,106 $107,563  $83,820  $81,070 $51,481 $35,569
 Ratio of net
  expenses
  to average
  net assets<F126>    0.66%    0.46%    0.50%    0.50%    0.50%   0.50%   0.49%

 Ratio of net
  investment income
  to average net
  assets<F126>        2.14%    2.34%    2.38%    2.32%    2.48%   2.82%   3.01%

 Portfolio turnover
  rate<F127>          4.61%    4.61%   13.28%   13.78%    5.50%   1.38%   9.09%



FINANCIAL HIGHLIGHTS, PART 4

                                            MIDCORE GROWTH FUND
                            ---------------------------------------------------
                                                                    Dec. 29,
                             October 31, 1995<F123>      Year      1992<F120>
                            -----------------------     ended        through
                             Series        Series      Oct. 31,     Oct. 31,
                                A      Institutional     1994         1993
                              -----    -------------     ----         ----


Per Share Data:
Net asset value,
 beginning of period         $21.47       $21.47       $21.40        $20.09

Income from investment
operations:
 Net investment income       (0.02)         0.03         0.06          0.09

 Net realized and
  unrealized
  gains (losses)
  on securities                4.16         4.16         0.06          1.32
                               ----         ----         ----          ----

 Total from investment
  operations                   4.14         4.19         0.12          1.41
                               ----         ----         ----          ----


Less distributions:
 Dividends from net
  investment income          (0.03)       (0.05)       (0.05)        (0.10)
 Distributions from
  capital gains                   -            -            -             -
                                  -            -            -             -

 Total distributions         (0.03)       (0.05)       (0.05)        (0.10)
                             ------       ------       ------        ------


Net asset value, end
  of period                  $25.58       $25.61       $21.47        $21.40
                             ======       ======       ======        ======

Total return<F124><F125>     19.31%       19.55%        0.56%         7.53%

Supplemental data
and ratios:
 Net assets, in
  thousands, end
  of period                 $10,105     $134,428     $113,197       $84,467
 Ratio of net expenses
  to average net
  assets<F126>                1.09%        0.90%        0.88%         0.89%
 Ratio of net investment
  income
  to average
  net assets<F126>          (0.06)%        0.13%        0.30%         0.57%

 Portfolio turnover
  rate<F127>                 49.84%       49.84%       33.24%        46.29%



FINANCIAL HIGHLIGHTS, PART 5

                                        SPECIAL GROWTH FUND
                     ---------------------------------------------------------
                          Year ended                                   Dec. 28,
                    October 31, 1995<F123>                            1989<F120>
                      ------------------    Year ended October 31,      through
                      Series   Series    ----------------------------  Oct. 31,
                        A  Institutional 1994    19931992<F122> 1991      1990
                        -  ------------- ----    --------       ----      ----

Per Share Data:
Net asset value,
 beginning of
 period              $33.19   $33.19   $32.34  $28.50   $28.05  $17.72  $20.00

Income from
investment operations:
 Net investment
  income             (0.07)     0.00     0.04    0.07     0.17    0.27    0.22

 Net realized
  and unrealized
  gains (losses)
  on securities        8.49     8.49     0.85    4.47     2.18   10.34  (2.30)
                       ----     ----     ----    ----     ----   -----  ------
 Total from
  investment
  operations           8.42     8.49     0.89    4.54     2.35   10.61  (2.08)
                       ----     ----     ----    ----     ----   -----  ------



Less distributions:
 Dividends from
  net investment
  income                  -        -   (0.04)  (0.08)   (0.18)  (0.28)  (0.20)
 Distributions
  from capital
  gains              (0.21)   (0.21)        -  (0.62)   (1.72)       -       -
                     ------   ------    -----  ------   ------   -----   -----

 Total
  distributions      (0.21)   (0.21)   (0.04)  (0.70)   (1.90)  (0.28)  (0.20)
                     ------   ------   ------  ------   ------  ------  ------


Net asset value,
  end of period      $41.40   $41.47   $33.19  $32.34   $28.50  $28.05  $17.72
                     ======   ======   ======  ======   ======  ======  ======

Total return<F124><F125>25.56%25.79%    2.77%  16.15%    8.86%  60.23%(10.47)%

Supplemental data
and ratios:
 Net assets, in
  thousands, end
  of period         $87,269 $434,228 $395,584$347,130 $205,207 $96,017 $39,179
 Ratio of net
  expenses
  to average net
  assets<F126>        1.09%    0.90%    0.89%   0.88%    0.76%   0.75%   0.74%
 Ratio of net
  investment income
  to average net
  assets<F126>       (0.19)%   0.00%    0.13%   0.24%   0.65%   1.10%    1.41%

 Portfolio turnover
  rate<F127>          79.25%  79.25%   69.74%  58.80%  31.94%  48.39%   41.79%



FINANCIAL HIGHLIGHTS, PART 6
                                             INTERNATIONAL EQUITY FUND
                                      --------------------------------------
                                                                  April 28,
                                              Year ended          1994<F120>
                                        October 31, 1995<F123>     through
                                     ----------------------------  Oct. 31,
                                     Series A Series Institutional   1994
                                     -------- --------------------   ----


Per Share Data:
Net asset value,
 beginning of period                 $19.99           $19.99         $20.00

Income from investment operations:
 Net investment income                 0.08             0.12           0.04

 Net realized and unrealized
  gains (losses) on securities       (0.87)           (0.87)         (0.05)
 Total from investment operations    (0.79)           (0.75)         (0.01)

Less distributions:
 Dividends from net
  investment income                  (0.04)           (0.04)              -
 Distributions from capital gains    (0.01)           (0.01)              -
 Total distributions                 (0.05)           (0.05)              -

Net asset value, end of period       $19.15           $19.19         $19.99

Total return<F124><F125>            (3.95)%          (3.75)%        (0.05)%

Supplemental data and ratios:
 Net assets, in thousands,
  end of period                      $1,633          $31,187        $23,756
 Ratio of net expenses
  to average net assets<F126>         1.70%            1.50%          1.49%
 Ratio of net investment income
  to average net assets<F126>         0.46%            0.66%          0.44%

 Portfolio turnover rate<F127>       15.12%           15.12%          6.55%

<F120>Commencement of operations.
<F121>Effective June 17, 1993, FIRMCO assumed the investment advisory responsibilities of Firstar Trust Company.
<F122>Effective February 3, 1992, FIRMCO assumed the investment advisory responsibilities of Firstar Trust Company.
<F123>On January 9, 1995, all previously existing series of shares of each Fund were reclassified as Series A shares. Effective January 9, 1995, Institutional shareowners exchanged their Series A shares for the Funds' Institutional series shares. For the year ended October 31, 1995, the Financial Highlights ratios of net expenses to average net assets, ratios of net investment income to average net assets, total return and the per share income from investment operations and distributions are presented on a basis whereby the Funds' net investment income, net expenses, net realized and unrealized gains (losses) and distributions for the period November 1, 1994, through January 9, 1995, were allocated to each class of shares based upon the relative net assets of each class of shares as of the close of business on January 9, 1995, and the results thereof combined with the results of operations and distributions for each applicable class for the period January 10, 1995, through October 31, 1995.
<F124>Not annualized for the period ended October 31, 1990, for the Growth and
Income, Equity Index and Special Growth Funds and for the period ended October 31, 1992, for the Balanced Fund and for the period ended October 31, 1993, for the MidCore Growth Fund and for the period ended October 31, 1994, for the International Equity Fund.
<F125>The total return does not reflect the 4% front-end sales charge for Series
A.
<F126>Annualized for the period ended October 31, 1990, for the Growth and
Income, Equity Index and Special Growth Funds and for the period ended October 31, 1992, for the Balanced Fund and for the period ended October 31, 1993, for the MidCore Growth Fund and for the period ended October 31, 1994, for the International Equity Fund.
<F127>Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

                     See notes to the financial statements.



STATEMENT OF OPERATIONS
(AMOUNTS IN THOUSANDS)
YEAR ENDED OCTOBER 31, 1995
                                GROWTH   EQUITY  MIDCORE SPECIAL  INTERNATIONAL
                     BALANCED AND INCOME INDEX   GROWTH   GROWTH     EQUITY
                       FUND      FUND     FUND    FUND     FUND       FUND
                     --------  --------- ------  ------- -------  ------------

INVESTMENT INCOME:
 Dividend income:
   Domestic         $  411   $  3,924 $ 3,200  $  916  $  1,539           -
   Foreign (net of
     withholding
     taxes of $84)       -          -       -       -         -      $  538
 Interest income:
   Domestic          2,897        744     377     393     2,461          87
   Foreign               -          -       -       -         -           2
                     -----      -----   -----   -----     -----       -----

                     3,308      4,668   3,577   1,309     4,000         627
                     -----      -----   -----   -----     -----       -----


EXPENSES:
 Investment advisory
   fees                828      1,350     320     956     3,340         431
 Administration fees   134        217     156     155       540          35
 Shareowner servicing
   and accounting costs 99        132      94      71       244          95
 Service organization
   fees - Series A      37         73      30      17       149           3
 Custody fees           56         48      62      37       123          72
 Federal and state
   registration fees    10         16      19      25        32          34
 Professional fees      24         29      27      33        34          40
 Reports to shareowners 13         18       6      10        62          46
 Amortization of
   organization costs    5          1       1       3         2           5
 Directors' fees and
   expenses              5          5       5       5         5           5
 Other                   3          7       6       4        11           1
                     -----      -----   -----   -----     -----       -----


 Total expenses
   before waiver     1,214      1,896     726   1,316     4,542         767
   Less: Waiver of
     expenses        (350)      (203)    (98)   (152)     (394)       (332)
                     -----      -----    ----   -----     -----       -----
   Net Expenses        864      1,693     628   1,164     4,148         435
                       ---      -----     ---   -----     -----         ---


NET INVESTMENT
INCOME (LOSS)        2,444      2,975   2,949     145     (148)         192
                     -----      -----   -----     ---     -----         ---


REALIZED AND
UNREALIZED
GAIN (LOSS):
 Net realized gain
 (loss) on:
   Investments       3,757      8,861   1,377   2,657    57,101         666
   Foreign currency      -          -       -       -         -         (5)
 Change in unrealized
   appreciation
 (depreciation) on:
   Investments      14,596     28,643  26,047  20,823    49,078     (1,826)
   Foreign currency      -          -       -       -         -           1
                    ------      -----   -----   -----     -----       -----


   Net gain on
     investments
     and foreign
     currency       18,353     37,504  27,424  23,480   106,179     (1,164)
                    ------     ------  ------  ------   -------     -------


NET INCREASE
(DECREASE)
IN NET ASSETS
RESULTING
FROM OPERATIONS    $20,797    $40,479 $30,373 $23,625  $106,031     $ (972)
                   =======    ======= ======= =======   =======       =====

                     See notes to the financial statements.



BALANCED FUND
SCHEDULE OF INVESTMENTS
OCTOBER 31, 1995

   Number                                   Market Value
 of Shares                                 (in thousands)
  --------                                  ------------
          COMMON STOCKS 63.0%
          AUTO PARTS 1.0%
  5,200   APS Holding Corporation<F128>             107
 25,000   AutoZone, Inc. <F128>                     619
  1,600   Copart, Inc. <F128>                        36
 19,800   Lear Seating Corporation<F128>            549
                                                  -----
                                                  1,311
                                                  -----


          BIO-TECHNOLOGY 0.4%
 12,000   Millipore Corporation                     424
 10,600   Perseptive Biosystems, Inc. <F128>        112
                                                  -----
                                                    536
                                                  -----


          BUILDING MATERIALS 0.2%
  6,900   Home Depot, Inc.                          257
                                                  -----


          BUSINESS MACHINES & SOFTWARE 0.8%
 16,600   Ceridian Corporation<F128>                722
    900   Madge Networks N. V. <F128>                38
  3,500   Mylex Corporation<F128>                    65
  1,800   National Instruments Corporation<F128>     34
  3,500   Network General Corporation<F128>         145
                                                    ---
                                                  1,004
                                                  -----


          BUSINESS SERVICES 4.9%
 18,900   H & R Block, Inc.                         780
  7,100   Danka Business Systems PLC ADR            238
 30,061   First Data Corporation                  1,988
  2,425   FIserv, Inc. <F128>                        62
  8,100   Franklin Quest Company<F128>              193
 26,000   General Motors Corporation - Class E    1,225
  5,800   Interim Services, Inc. <F128>             173
 29,400   Manpower, Inc.                            797
 10,900   Medaphis Corporation<F128>                346
  8,100   Robert Half International, Inc. <F128>    296
  5,500   U.S. Delivery Systems, Inc. <F128>        114
                                                  -----
                                                  6,212
                                                  -----


          CAPITAL GOODS 0.4%
 10,400   York International Corporation            455
                                                  -----


          CHEMICALS 0.4%
 21,200   Airgas, Inc. <F128>                       564
                                                  -----


          COMMUNICATIONS & MEDIA 2.4%
  4,000   Cellstar Corporation<F128>                111
 11,400   Infinity Broadcasting Corporation<F128>   371
 25,800   Interpublic Group of Companies, Inc.      999
 53,300   PanAmSat Corporation<F128>                806
 13,600   Reuters Holdings, PLC ADR                 755
                                                  -----
                                                  3,042
                                                  -----


          COMPUTERS 2.8%
 17,200   Bay Networks<F128>                      1,139
 12,600   Compuware Corporation<F128>               287
  1,900   McAfee Associates, Inc. <F128>            111
  2,600   Microsoft Corporation<F128>               260
  2,000   Parametric Technology Company<F128>       134
 33,500   Platinum Technology<F128>                 611
  3,500   Reynolds & Reynolds - Class A             125
  1,800   Softkey International, Inc. <F128>         57
 31,100   Sungard Data Systems, Inc. <F128>         855
                                                    ---
                                                  3,579
                                                  -----


          CONSUMER PRODUCTS 0.5%
 23,900   Newell Company                            577
                                                  -----


          CONSUMER SERVICES 0.6%
 20,300   Loewen Group, Inc.                        813
                                                  -----


          CONTAINERS 0.2%
 11,000   Sealed Air Corporation<F128>              290
                                                  -----


          DISTRIBUTION 1.5%
 21,800   Alco Standard Corporation               1,929
                                                  -----


          DIVERSIFIED 0.2%
  7,600   Kemet Corporation<F128>                   262
                                                  -----
          DRUGS 1.0%
 30,200   Elan Corporation, PLC ADR<F128>         1,212
                                                  -----


          ELECTRICAL EQUIPMENT 1.9%
 34,600   AVX Corporation                         1,077
 28,687   Molex, Inc. - Class A                     882
 10,800   Vishay Intertechnology, Inc. <F128>       381
                                                  -----
                                                  2,340
                                                  -----


          ELECTRONICS 0.9%
 16,000   Arrow Electronics, Inc. <F128>            812
  1,300   Checkpoint Systems, Inc. <F128>            38
  5,000   Digi International, Inc. <F128>           134
  1,300   Progress Software Corporation<F128>        85
    200   SGS-Thomson Microelectronics N.V.<F128>     9
                                                  -----

                                                  1,078
                                                  -----


          ENTERTAINMENT & LEISURE 3.0%
 41,400   GTECH Holdings Corporation<F128>        1,014
 10,900   Hollywood Entertainment Corporation       291
 44,800   Mirage Resorts, Inc. <F128>             1,467
  5,000   Regal Cinemas, Inc. <F128>                196
 17,436   Viacom, Inc. - Class B<F128>              872
                                                  -----
                                                  3,840
                                                  -----


          FINANCE COMPANIES 1.3%
  1,800   Advanta Corporation - Class B              64
 31,800   First USA, Inc.                         1,463
  3,900   National Data Corporation                 103
                                                  -----
                                                  1,630
                                                  -----


          FINANCIAL SERVICES 3.4%
  6,400   AMBAC, Inc.                               270
 11,600   Federal National Mortgage Association   1,216
  2,100   Green Tree Financial Corporation           56
 44,000   MBNA Corporation                        1,622
 10,800   Quick And Reilly Group, Inc.              257
 40,700   The Charles Schwab Corporation            931
                                                  -----
                                                  4,352
                                                  -----


          HEALTH CARE SERVICES & SUPPLIES 11.5%
  7,100   American Medical Response, Inc. <F128>    205
 36,000   Biomet, Inc. <F128>                       599
 12,450   Cardinal Health, Inc.                     640
 40,825   Columbia/HCA Healthcare Corporation     2,006
  3,600   Cordis Corporation<F128>                  398
 45,900   Foundation Health Corporation<F128>     1,945
 24,100   Health Care & Retirement
            Corporation<F128>                       708
 35,212   Health Management Associates, Inc. -
            Class A                                 757
 17,400   Healthsource, Inc. <F128>                 922
 23,000   Lincare Holdings, Inc. <F128>             572
  8,500   Medisense, Inc. <F128>                    182
  7,900   Medpartners, Inc. <F128>                  221
  6,500   Multicare Companies, Inc. <F128>          122
 13,600   Oxford Health Plans<F128>               1,064
 12,700   Pacificare Health Systems, Inc. <F128>    924
 13,100   Quorum Health Group, Inc. <F128>          281
  6,100   Renal Treatment Centers, Inc. <F128>      220
 23,800   Surgical Care Affiliates, Inc.            705
 16,600   United Healthcare Corporation             882
 40,700   Vencor, Inc. <F128>                     1,129
                                                 ------
                                                 14,482
                                                 ------


          HOSPITAL SUPPLIES & SERVICES 0.3%
  6,800   Boston Scientific Corporation<F128>       286
  2,000   IDEXX Laboratories, Inc.                   81
                                                  -----

                                                    367
                                                  -----


          HOUSING 1.0%
 32,118   Clayton Homes, Inc.                       843
  6,200   Oakwood Homes Corp.                       233
  7,800   Toll Brothers, Inc. <F128>                139
                                                  -----
                                                  1,215
                                                  -----


          INSURANCE 4.1%
 23,600   AFLAC, Inc.                               962
  8,600   Equitable of Iowa Companies               301
 11,400   Arthur J. Gallagher & Company             403
 17,200   MBIA, Inc.                              1,198
 26,300   MGIC Investment Corporation             1,496
 21,700   Protective Life Corporation               618
  5,400   Vesta Insurance Group, Inc.               218
                                                  -----
                                                  5,196
                                                  -----


          LODGING 0.2%
  9,500   La Quinta Inns, Inc.                      245
                                                  -----
          MACHINERY - AUTOMOTIVE 1.0%
 34,100   Varity Corporation<F128>                1,236
                                                  -----


          MACHINERY - INDUSTRIAL 1.1%
 23,700   Thermo Electron Corporation<F128>       1,090
 14,100   TriMas Corporation                        293
                                                  -----
                                                  1,383
                                                  -----


          MISCELLANEOUS 0.1%
  5,300   Keane, Inc. <F128>                        143
                                                  -----


          OFFICE PRODUCTS 1.0%
  9,325   Office Depot, Inc. <F128>                 267
  3,000   OfficeMax, Inc. <F128>                     74
 23,650   Staples, Inc. <F128>                      630
  6,500   Viking Office Products, Inc. <F128>       289
                                                  -----
                                                  1,260
                                                  -----


          OIL & GAS DOMESTIC 0.6%
 16,000   Enron Corporation                         550
 11,500   NGC Corporation                           104
  2,680   Tejas Gas Corporation<F128>               126
                                                  -----
                                                    780
                                                  -----


          POLLUTION CONTROL 0.5%
 19,600   Browning-Ferris Industries, Inc.          571
                                                  -----


          PRINTING & PUBLISHING 0.1%
  4,200   Banta Corporation                         182
                                                  -----


          PRODUCTION 1.5%
  7,000   Dover Corporation                         277
 25,900   Tyco International, Ltd.                1,573
                                                  -----
                                                  1,850
                                                  -----


          RAILROADS 0.7%
 11,500   Arnold Industries, Inc.                   187
  3,000   Burlington Northern Santa Fe              252
  5,450   Comair Holdings, Inc.                     153
  4,584   Fritz Companies, Inc.                     160
  3,800   Heartland Express, Inc. <F128>            103
  1,700   TNT Freightways Corporation                31
                                                  -----
                                                    886
                                                  -----


          RESTAURANTS 0.9%
  9,750   Apple South, Inc.                         200
  1,500   DF & R Restaurants, Inc. <F128>            46
  5,900   IHOP Corporation<F128>                    127
  2,500   Landry's Seafood Restaurants Incorporated  34
  6,300   Lone Star Steakhouse & Saloon<F128>       243
 13,800   Outback Steakhouse, Inc. <F128>           433
                                                  -----
                                                  1,083
                                                  -----


          RETAIL 3.6%
    400   CompUSA, Inc. <F128>                       15
 27,400   Consolidated Stores Corporation<F128>     634
 12,000   Dept 56, Inc.<F128>                       544
  3,600   Discount Auto Parts, Inc.<F128>            96
 31,685   Dollar General Corporation                776
 33,000   General Nutrition Companies, Inc.<F128>   821
 24,800   Kohl's Corporation<F128>                1,125
  6,600   Lowe's Companies, Inc.                    178
  3,700   Micro Warehouse, Inc.<F128>               165
 13,100   Musicland Stores Corporation<F128>         85
  9,100   Sports and Recreation, Inc.<F128>          67
  5,200   Trend Lines, Inc. - Class A<F128>          68
                                                  -----

                                                  4,574
                                                  -----


          SEMICONDUCTORS 1.4%
  9,800   Atmel Corporation<F128>                   306
  1,400   Burr-Brown Corporation<F128>               46
 11,300   Dallas Semiconductor Corporation          240
  3,800   Integrated Circuit Systems<F128>           52
  2,100   Lattice Semiconductor Corporation<F128>    82
  1,800   Linear Technology Corporation              79
 12,100   LSI Logic Corporation<F128>               570
    600   Maxim Integrated Products, Inc.<F128>      45
  3,400   Microchip Technology, Inc.<F128>          135
  1,100   SDL, Inc.<F128>                            28
  5,700   S3 Inc.<F128>                              98
  2,900   Triquint Semiconductor, Inc.<F128>         66
  1,900   VLSI Technology<F128>                      45
                                                  -----
                                                  1,792
                                                  -----


          TELECOMMUNICATIONS 2.1%
 13,000   Aspect Telecommunications
            Corporation<F128>                       447
 12,400   Boston Technology, Inc.<F128>             171
 20,600   Century Telephone Enterprises             597
  6,200   Cidco, Inc. <F128>                        184
  2,300   Comverse Technology<F128>                  52
 11,300   DSC Communications Corporation<F128>      418
  3,300   Pairgain Technologies<F128>               141
    500   U.S. Robotics Corporation<F128>            46
 19,500   Worldcom, Inc.<F128>                      636
                                                  -----
                                                  2,692
                                                  -----


          TEXTILES & APPAREL 1.1%
  6,000   Gymboree Corporation<F128>                136
 15,100   Jones Apparel Group, Inc.<F128>           517
  4,400   The Men's Wearhouse, Inc.<F128>           171
  8,000   Nike, Inc. - Class B                      454
  2,200   Oakley Incorporated<F128>                  76
                                                  -----
                                                  1,354
                                                  -----


          TRAVEL & RECREATION 2.3%
 53,500   Carnival Corporation - Class A          1,244
 30,000   CUC International, Inc.<F128>           1,039
 27,400   Promus Hotel Corporation<F128>            603
                                                  -----
                                                  2,886
                                                  -----


          TRUCKING 0.1%
  3,550   Wabash National Corporation                90
                                                  -----


          Total Common Stocks
          (Cost $60,528)                         79,550
                                                 ------


 Principal
   Amount                                   Market Value
(in thousands)                             (in thousands)
--------------                             --------------

          LONG-TERM INVESTMENTS 33.7%
          ASSET-BACKED SECURITIES 7.1%
          CREDIT CARD RECEIVABLES 7.1%
    350   Banc One Credit Card Master Trust
          1994-C, Class A, 7.80%, 12/15/00          367
  1,000   Capital One Master Trust I, Series
          1993-1, Class A, 5.20%, 10/15/98          980
  1,700   Discover Card Master Trust I, Series
          1993-2, Class A, Credit Card Pass-Thru
          Certificates, 5.40%, 5/15/99            1,673
  1,150   First Chicago Master Trust I,
          Series 1994-L, 7.15%, 2/15/00           1,187
    350   HFC Private Label Credit Card Trust,
          Series 1994-2, Class A, 7.80%, 9/20/03    366
    950   MBNA Master Credit Card Trust,
          Series 1993-3, Asset Backed Certificates,
          5.40%, 3/15/99                            934
  1,800   Sears Credit Account Master Trust II,
          Class A, Master Trust Certificates,
          Series 1994-1, 7.00%, 8/15/00           1,856

          CREDIT CARD RECEIVABLES 7.1% (CONT.)
  1,650   Standard Credit Card Trust, Series 1993-3,
          Credit Card Participation Certificates,
          5.50%, 1/07/99                          1,623
                                                  -----
                                                  8,986
                                                  -----


          CORPORATE BONDS 10.7%
    350   Bankamerica Corp. Subordinated Notes,
          7.75%, 7/15/02                            373
    250   Chase Manhattan Corporation Subordinated
          Notes, 10.00%, 6/15/99                    279
    250   Chase Manhattan Corporation Medium Term
          Notes, 8.65%, 2/13/99                     267
          Chemical Banking Corporation
          Subordinated Notes:
    250     10.375%, 3/15/99                        281
    750      9.75%, 6/15/99                         834
  1,050   Chrysler Financial Corporation
          Debentures, 13.25%, 10/15/99            1,291
    650   Ford Capital B.V. Notes,
          9.00%, 8/15/98                            698
    450   Ford Motor Credit Co. Debentures,
          5.625%, 12/15/98                          444
    350   General Motors Acceptance Corporation
          Medium Term Notes, 5.75%, 12/10/97        347
    950   Goldman Sachs Group, L.P. Notes, 6.875%,
          9/15/99 (Acquired 10/15/93, 5/13/94;
          Cost $957) <F129>                         960
    300   GTE Northwest First Mortgage, Series EE,
          9.75%, 10/15/30                           321
          Heller Financial, Inc. Notes:
    750     9.375%, 3/15/98                         802
    350     7.875%, 11/01/99                        368
  1,000   Household Finance Corp. Subordinated
          Notes, 7.125%, 4/30/99                  1,025
  1,105   International Lease Finance Corporation
          Debentures, 8.35%, 10/01/98             1,169
    550   Lehman Brothers Holdings, Inc. Notes,
          8.375%, 2/15/99                           580
    700   Lehman Brothers Holdings, Inc. Senior
          Subordinated Notes, 10.00%, 5/15/99       774
  1,000   Merrill Lynch Senior Notes,
          7.75%, 3/01/99                          1,046
    150   NCNB Corp. Debentures,
          10.20%, 7/15/15                           195
    350   Salomon, Inc. Medium Term Notes,
          5.50%, 1/31/98                            340
    550   The Charles Schwab Corporation Medium
          Term Notes, 5.90%, 10/01/99               539
    600   Security Pacific Corp. Debentures,
          9.75%, 5/15/99                            661
                                                 ------
                                                 13,594
                                                 ------


          OTHER 0.4%
    250   Italy (Republic of) Debentures,
          6.875%, 9/27/23                           230
    250   Quebec Province,
          11.00%, 6/15/15                           296
                                                  -----
                                                    526
                                                  -----


          U.S. GOVERNMENT AGENCY ISSUES 0.6%
    350   Federal Home Loan Mortgage Corporation
          Guaranteed Real Estate Mortgage
          Investment Conduit Pass-Thru
          Certificates, Series 1169,
          Class D, 7.00%, 5/15/21                   353
    350   Federal National Mortgage Association
          Debentures, 9.50%, 11/10/20               374
                                                  -----
                                                    727
                                                  -----

          U.S. TREASURY OBLIGATIONS 14.9%
          U. S. Treasury Bonds:
  1,200    10.75%, 2/15/03                        1,535
  9,925     9.25%, 2/15/16                       13,126
  4,000   U. S. Treasury Notes,
          6.75%, 5/31/99                          4,126
                                                 ------
                                                 18,787
                                                 ------


          Total Long-Term Investments
          (Cost $40,699)                         42,620
                                                 ------


          SHORT-TERM INVESTMENTS 2.4%
          INVESTMENT COMPANIES 2.4%
     10   Financial Square Prime Obligation Fund$    10
  3,057   Short-Term Investments Co.
          Liquid Assets Portfolio                 3,057
                                                  -----


          Total Short-Term Investments
          (Cost $3,067)                           3,067
                                                  -----


          Total Investments 99.1%
          (Cost $104,294)                       125,237
                                                -------


          Other Assets, less Liabilities 0.9%     1,147
                                                -------


          NET ASSETS 100.0%                     126,384
                                                =======

<F128>Non-income producing
<F129>Unregistered security

                     See notes to the financial statements.



GROWTH AND INCOME FUND
SCHEDULE OF INVESTMENTS
OCTOBER 31, 1995

  Number                                   Market Value
of Shares                                 (in thousands)
---------                                  ------------

          COMMON STOCKS 80.9%
          AEROSPACE & AIRCRAFT 0.9%
 43,000   Rockwell International Corporation      1,913
                                                  -----


          BANKING 1.7%
120,800   Norwest Corporation                     3,564
                                                  -----


          BUSINESS SERVICES 3.6%
128,625   H & R Block, Inc.                       5,306
 51,200   Service Corporation International       2,054
                                                  -----
                                                  7,360
                                                  -----


          CHEMICALS 5.7%
 86,700   Avery Dennison Corporation              3,880
 40,200   Ecolab, Inc.                            1,166
 44,600   Hercules, Inc.                          2,381
110,200   Praxair, Inc.                           2,975
 33,300   Valspar Corporation                     1,299
                                                 ------
                                                 11,701
                                                 ------


          COMMUNICATIONS & MEDIA 1.8%
 95,600   Interpublic Group of Companies, Inc.    3,705
                                                  -----


          CONSUMER PRODUCTS 3.3%
 56,900   Duracell International, Inc.            2,980
156,000   Newell Company                          3,764
                                                  -----
                                                  6,744
                                                  -----


          CONTAINERS 0.9%
 69,000   Bemis Company, Inc.                     1,794
                                                  -----


          COSMETICS & SOAP 1.4%
 62,000   Gillette Company                        2,999
                                                  -----


          DISTRIBUTION 3.7%
 85,425   Alco Standard Corporation               7,560
                                                  -----


          DRUGS 8.4%
 73,000   Allergan, Inc.                          2,144
 36,000   Johnson & Johnson                       2,934
 84,325   McKesson Corporation                    4,026
 98,200   Pfizer, Inc.                            5,634
 46,000   Schering-Plough                         2,467
                                                 ------
                                                 17,205
                                                 ------
          ELECTRIC 2.0%
111,250   Nipsco Industries, Inc.                 4,061
                                                 ------


          ELECTRICAL EQUIPMENT 4.9%
 52,000   AMP, Inc.                               2,041
 86,700   Belden, Inc.                            2,092
 37,600   Emerson Electric Company                2,679
 50,200   General Electric Company                3,175
                                                  -----
                                                  9,987
                                                  -----


          ELECTRONICS 1.2%
 38,750   Motorola, Inc.                          2,543
                                                  -----


          FINANCIAL SERVICES 3.0%
 46,100   Federal National Mortgage Association   4,835
 35,000   MBNA Corporation                        1,290
                                                  -----
                                                  6,125
                                                  -----


          FOOD, BEVERAGES & TOBACCO 3.1%
 21,500   McCormick and Co.                         532
 83,800   Nabisco Holdings Corporation - Class A  2,252
 66,325   PepsiCo, Inc.                           3,499
                                                  -----
                                                  6,283
                                                  -----


          INSURANCE 4.4%
 43,700   MBIA, Inc.                              3,042
 55,700   MGIC Investment Corporation             3,168
211,600   Western National Corp.                  2,910
                                                  -----
                                                  9,120
                                                  -----


          NATURAL GAS 0.9%
 55,000   Enron Corporation                       1,891
                                                  -----


          OFFICE EQUIPMENT 2.5%
 95,000   Diebold, Inc.                           5,035
                                                  -----


          OIL - DOMESTIC 0.9%
 56,600   Phillips Petroleum Company              1,825
                                                  -----


          OIL - INTERNATIONAL 1.8%
 37,325   Mobil Corporation                       3,760
                                                  -----


          PAPER & FOREST PRODUCTS 1.6%
 11,850   Kimberly-Clark Corporation                861
 44,950   Scott Paper Company                     2,393
                                                  -----

                                                  3,254
                                                  -----


          POLLUTION CONTROL 0.9%
 65,900   Browning-Ferris Industries, Inc.        1,919
                                                  -----


          PRINTING & PUBLISHING 2.7%
 29,575   McGraw-Hill, Inc.                       2,421
 48,925   Tribune Company                         3,088
                                                  -----
                                                  5,509
                                                  -----


          PRODUCTION 4.2%
 53,300   Dover Corporation                       2,105
 26,400   Harsco Corporation                      1,393
 85,000   Tyco International, Ltd.                5,164
                                                  -----
                                                  8,662
                                                  -----


          RAILROADS 2.0%
107,000   Illinois Central Corporation - Class A  4,093
                                                  -----


          REAL ESTATE 3.1%
 70,525   Federal Realty Investment Trust         1,428
 70,600   Post Properties, Inc.                   2,118
166,416   Security Capital Industrial             2,725
                                                  -----
                                                  6,271
                                                  -----


          RETAIL 5.7%
 93,200   Albertson's, Inc.                       3,099
 30,900   Gap, Inc.                               1,217
117,150   Hannaford Brothers Company              3,060
109,350   May Department Stores Company           4,292
                                                 ------
                                                 11,668
                                                 ------


          TELECOMMUNICATIONS 4.1%
 27,350   AT & T Corporation                      1,751
143,000   Frontier Corporation                    3,861
 65,700   GTE Corporation                         2,710
                                                  -----
                                                  8,322
                                                  -----


          TEXTILES & APPAREL 0.5%
 46,700   Warnaco Group - Class A                 1,086
                                                -------


          Total Common Stock
          (Cost $129,746)                       165,959
                                                -------


          PREFERRED STOCK 4.8%
          BUSINESS SERVICES 1.8%
 57,000   General Motors Corporation Series C     3,819
                                                  -----


          FINANCIAL SERVICES 3.0%
 77,300   American Express                        4,242
 35,300   Merrill Lynch & Co., Inc, 6.5% Strypes  1,902
                                                  -----

                                                  6,144
                                                  -----


          Total Preferred Stock
          (Cost $8,493)                           9,963
                                                  -----


  Principal
   Amount
(in thousands)
--------------

          LONG-TERM INVESTMENTS 4.1%
          CORPORATE CONVERTIBLE BONDS 4.1%
 $   81   Browning-Ferris Industries, Inc.
          (Aces) Subordinated Convertible
          Debentures, 7.25%, 6/30/98              2,673
                                                  -----
  2,175   Service Corporation International
          Subordinated Convertible Debentures,
          6.50%, 9/01/01                          4,176
                                                  -----


    800   Thermo Electron Corporation
          Subordinated Convertible Debentures,
          4.625%, 8/01/97                         1,648
                                                  -----


          Total Long-Term Investments
          (Cost $6,662)                           8,497
                                                  -----


    Number
   of Shares                               Market Value
(in thousands)                            (in thousands)
--------------                             ------------

          SHORT-TERM INVESTMENTS 11.3%
          INVESTMENT COMPANIES 7.9%
 6,451    Financial Square Prime Obligation Fund  6,451
 9,716    Short-Term Investments Co.
          Liquid Assets Portfolio                 9,716
                                                 ------
                                                 16,167
                                                 ------


   Principal
    Amount
(in thousands)
--------------

          VARIABLE RATE DEMAND NOTES 3.4%
  7,000   Warner- Lambert Co.                     7,000
                                                -------

          Total Short-Term Investments
          (Cost $23,167)                         23,167
                                                -------


          Total Investments 101.1%
          (Cost $168,068)                       207,586
                                                -------


          Liabilities, less Other
          Assets (1.1)%                         (2,410)
                                                -------


          NET ASSETS 100.0%                     205,176
                                                =======


                     See notes to the financial statements.



EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS
OCTOBER 31, 1995

    Number                                 Market Value
   of Shares                              (in thousands)
   ---------                              -------------

          COMMON STOCKS 94.2%
          AEROSPACE & AIRCRAFT 2.3%
 10,100   Allied Signal, Inc.                       429
 12,000   Boeing Company                            788
  2,000   General Dynamics Corporation              111
  6,934   Lockheed Martin Corporation               472
  4,000   McDonnell Douglas Corporation             327
  1,700   Northrop Grumman Corporation               97
  9,000   Raytheon Company                          393
  7,600   Rockwell International Corporation        338
  3,200   Textron, Inc.                             220
  4,200   United Technologies Corporation           373
                                                  -----
                                                  3,548
                                                  -----


          AIR TRANSPORTATION 0.4%
  2,600   AMR Corporation<F130>                     172
  1,800   Delta Air Lines, Inc.                     118
  1,800   Federal Express Corporation<F130>         148
  5,600   Southwest Airlines Company                112
                                                  -----

                                                    550
                                                  -----


          APPLIANCES 0.3%
  1,500   Armstrong World Industries, Inc.           89
  3,200   Black & Decker Corporation                108
  4,000   Maytag Corporation                         76
  1,400   Snap-On Tools, Inc.                        59
  2,400   Whirlpool Corporation                     127
                                                  -----

                                                    459
                                                  -----


          AUTO & TRUCK 2.2%
 12,875   Chrysler Corporation                      665
  3,700   Dana Corporation                           95
  2,800   Eaton Corporation                         144
  2,000   Echlin, Inc.                               71
 35,700   Ford Motor Company                      1,026
 25,900   General Motors Corporation              1,133
  4,125   Genuine Parts Company                     163
  1,320   PACCAR, Inc.                               55
  2,200   TRW, Inc.                                 145
                                                  -----
                                                  3,497
                                                  -----


          BANKING 5.6%
 13,687   Banc One Corporation                      462
  3,900   Bank of Boston Corporation                174
  6,500   Bank of New York                          273
 13,112   BankAmerica Corporation                   754
  2,900   Bankers Trust New York Corporation        185
  3,300   Barnett Banks, Inc.                       182
  4,000   Boatmen's Bancshares, Inc.                152
  6,500   Chase Manhattan Corporation               371
  8,382   Chemical Banking Corporation              477
 13,700   Citicorp                                  889
  4,800   CoreStates Financial Corporation          175
  4,700   First Bank System, Inc.                   234
  3,100   First Chicago Corporation                 210
  2,800   First Fidelity Bancorporation             183
  2,600   First Interstate Bancorp, Inc.            335
  6,200   First Union Corporation                   308
  4,800   Fleet Financial Group, Inc.               186
  4,800   Mellon Bank Corporation                   241
  6,600   J.P. Morgan & Company, Inc.               509
  9,305   NationsBank Corporation                   612
  5,350   NBD Bancorp, Inc.                         203
 11,000   Norwest Corporation                       324
  7,900   PNC Bank Corporation                      207
  1,700   Republic New York Corporation             100
  4,000   Shawmut National Corporation              136
  3,800   Sun Trust Banks, Inc.                     245
  3,600   US Bancorp                                107
  5,700   Wachovia Corporation                      252
  1,700   Wells Fargo & Company                     357
                                                  -----
                                                  8,843
                                                  -----


          BIO-TECHNOLOGY 0.3%
  9,200   Amgen, Inc. <F130>                        442
  1,800   Millipore Corporation                      64
                                                  -----
                                                    506
                                                  -----


          BUILDING & HOUSING 0.5%
  8,300   Corning, Inc.                             217
  3,200   Fluor Corporation                         181
  5,500   Masco Corporation                         155
  2,000   Owens-Corning Fiberglass Corporation<F130> 85
  1,500   The Stanley Works                          72
                                                  -----
                                                    710
                                                  -----


          BUILDING MATERIALS 0.5%
 16,400   Home Depot, Inc.                          611
  1,700   Johnson Controls, Inc.                     99
                                                  -----
                                                    710
                                                  -----


          BUSINESS MACHINES & SOFTWARE 3.1%
  2,700   Amdahl Corporation<F130>                   25
  3,900   Apple Computer, Inc.                      142
  1,500   Ceridian Corporation<F130>                 65
  9,400   COMPAQ Computer Corporation<F130>         524
  4,950   Digital Equipment Corporation<F130>       268
  4,300   Honeywell, Inc.                           181
 19,900   International Business
            Machines Corporation                  1,935
 14,550   Oracle Systems Corporation<F130>          635
  5,400   Pitney-Bowes, Inc.                        236
  3,200   Sun Microsystems, Inc. <F130>             250
  3,900   Tandem Computers, Inc. <F130>              44
  5,000   Unisys Corporation<F130>                   28
  3,850   Xerox Corporation                         500
                                                  -----
                                                  4,833
                                                  -----


          BUSINESS SERVICES 1.9%
  1,600   Autodesk, Inc.                             54
  5,000   Automatic Data Processing, Inc.           358
  3,600   H & R Block, Inc.                         148
  9,200   Cisco Systems, Inc. <F130>                713
  8,250   Computer Associates International, Inc.   454
  2,000   Computer Sciences Corporation<F130>       134
  3,400   Deluxe Corporation                         91
  3,300   Dial Corporation                           80
  6,121   Dun & Bradstreet Corporation              366
  4,100   First Data Corporation                    271
  3,600   Moore Corporation Limited                  69
  1,600   National Service Industries                48
  3,800   Service Corporation International         152
                                                  -----
                                                  2,938
                                                  -----


          CHEMICALS 2.9%
  4,000   Air Products and Chemicals, Inc.          206
  9,500   Dow Chemical Company                      652
 19,100   Dupont (E.I.) De Nemours & Company      1,191
  2,200   Ecolab, Inc.                               64
  3,400   W.R. Grace & Company                      190
  2,500   Great Lakes Chemical Corporation          168
  3,900   Hercules, Inc.                            208
  4,100   Monsanto Company                          429
  5,800   Morton International, Inc.                177
  2,500   Nalco Chemical Company                     75
  7,300   PPG Industries, Inc.                      310
  4,900   Praxair, Inc.                             132
  2,300   Rohm & Haas Company                       127
  5,200   Rubbermaid, Inc.                          136
  3,300   Sherwin-Williams Company                  124
  2,000   Sigma-Aldrich Corporation                  95
  4,650   Union Carbide Corporation                 176
  3,000   The Williams Companies, Inc.              116
                                                  -----
                                                  4,576
                                                  -----


          COMPUTERS 0.1%
  5,700   Silicon Graphics, Inc.                    190

          CONGLOMERATE 0.4%
  3,600   ITT Corporation                           441
  5,924   Tenneco, Inc.                             260
                                                  -----
                                                    701
                                                  -----


          CONSUMER DURABLES 0.6%
  3,037   Eastman Chemical Company                  181
 11,550   Eastman Kodak Company                     723
  1,428   Polaroid Corporation                       61
                                                  -----
                                                    965
                                                  -----


          CONSUMER PRODUCTS 0.1%
  6,100   Newell Company                            147
                                                  -----


          CONTAINERS 0.2%
  1,200   Ball Corporation                           33
  2,100   Bemis Company, Inc.                        55
  3,200   Crown Cork & Seal Company, Inc.<F130>     112
  3,242   Stone Container Corporation                53
                                                  -----
                                                    253
                                                  -----


          COSMETICS & SOAP 2.2%
  2,300   Avon Products, Inc.                       164
  1,700   Clorox Company                            122
  4,900   Colgate-Palmolive Company                 339
 15,144   Gillette Company                          733
  4,100   International Flavors & Fragrances, Inc.  198
 23,900   Procter & Gamble Company                1,936
                                                  -----
                                                  3,492
                                                  -----

          DISTRIBUTION 0.1%
  1,679   Alco Standard Corporation                 149
                                                  -----

          DIVERSIFIED 0.5%
  5,500   Unilever N.V.                             720
                                                  -----


          DRUGS 7.8%
 27,700   Abbott Laboratories                     1,101
  2,800   Allergan, Inc.                             82
  2,700   Alza Corporation - Class A<F130>           59
 10,500   American Home Products Corporation        931
  1,700   Bard (C.R.), Inc.                          48
  9,600   Baxter International, Inc.                371
  2,100   Becton, Dickinson & Company               136
 17,660   Bristol-Meyers Squibb Company           1,347
 22,500   Johnson & Johnson                       1,834
 10,100   Eli Lilly & Company                       976
  8,200   Medtronic, Inc.                           474
 42,700   Merck & Company, Inc.                   2,455
 21,600   Pfizer, Inc.                            1,239
 12,800   Schering-Plough                           686
  1,600   St. Jude Medical, Inc. <F130>              85
  5,800   Tenet Healthcare Corporation              104
  5,900   Upjohn Company                            299
                                                 ------
                                                 12,227
                                                 ------


          ELECTRIC 1.0%
  5,432   CINergy Corporation                       154
  8,600   Consolidated Edison Company
            Of New York, Inc.                       261
  7,300   Duke Power Company                        327
  4,500   General Public Utilities Corporation      141
  9,800   PacifiCorp                                185
  8,400   Texas Utilities Company                   309
  3,500   Union Electric Company                    137
                                                  -----
                                                  1,514
                                                  -----


          ELECTRICAL EQUIPMENT 3.0%
  7,500   AMP, Inc.                                 294
  8,300   Emerson Electric Company                  591
 58,500   General Electric Company                3,700
  1,700   Grainger (W.W.), Inc.                     106
  2,600   Scientific-Atlanta, Inc.                   32
                                                  -----

                                                  4,723
                                                  -----


          ELECTRONICS 4.1%
  1,700   General Signal Corporation                 54
  1,400   Harris Corporation                         81
 17,800   Hewlett-Packard Company                 1,649
 28,200   Intel Corporation                       1,970
  6,200   Loral Corporation                         184
 20,500   Motorola, Inc.                          1,345
  4,200   National Semiconductor Corporation<F130>  102
  8,500   Northern Telecom Ltd.                     306
  1,200   Perkin-Elmer Corporation                   42
  1,100   Tektronix, Inc.                            65
  1,900   Teledyne, Inc.                             47
  6,600   Texas Instruments, Inc.                   450
    650   Thomas & Betts Corporation                 42
  1,600   Western Atlas, Inc. <F130>                 70
                                                  -----
                                                  6,407
                                                  -----


          ENERGY 3.0%
  6,500   American Electric Power Company           248
  5,750   Baltimore Gas & Electric Company          154
  5,700   Carolina Power & Light Company            187
  6,300   Central & South West Corporation          169
  4,125   Coastal Corporation                       134
  3,300   Consolidated Natural Gas Company          125
  5,300   Detroit Edison Company                    179
  6,300   Dominion Resources, Inc.                  250
  7,700   Entergy Corporation                       219
  6,500   FPL Group, Inc.                           272
  4,300   Houston Industries, Inc.                  199
  4,100   Niagara Mohawk Power Corporation           44
  1,400   NICOR, Inc.                                38
  2,300   Northern States Power Company             109
  5,100   Ohio Edison Company                       117
  3,100   Pacific Enterprises, Inc.                  77
 14,400   Pacific Gas & Electric Company            423
  4,608   Panhandle Eastern Corporation             116
  7,800   Peco Energy Company                       228
  8,300   Public Service Enterprises Group, Inc.    244
 16,300   SCEcorp                                   277
  3,100   Sonat, Inc.                                89
 24,000   Southern Company                          573
  7,700   Unicom Corporation                        252
                                                  -----
                                                  4,723
                                                  -----


          ENERGY-RAW MATERIALS 0.4%
  5,100   Baker Hughes, Inc.                        100
  6,100   Dresser Industries, Inc.                  127
  4,300   Halliburton Company                       178
    900   Louisiana Land & Exploration Company       32
  2,300   McDermott International, Inc.              37
 10,300   Occidental Petroleum Corporation          221
                                                  -----
                                                    695
                                                  -----


          ENTERTAINMENT & LEISURE 1.5%
  4,500   Brunswick Corporation                      88
  3,650   Hasbro, Inc.                              111
    900   King World Productions, Inc. <F130>        31
  7,290   Mattel, Inc.                              210
 24,300   McDonald's Corporation                    996
  2,400   Premark International, Inc.               111
  6,621   Price/Costco, Inc. <F130>                 113
 12,685   Viacom, Inc. - Class B                    634
  3,850   Wendy's International, Inc.                77
                                                  -----
                                                  2,371
                                                  -----


          FINANCE 1.5%
 17,100   American Express Company                  695
  1,600   Beneficial Corporation                     78
  5,100   Great Western Financial Corporation       115
  3,700   H.F. Ahmanson & Company                    92
  3,200   Household International, Inc.             180
  6,500   Merrill Lynch & Company, Inc.             361
  5,100   National City Corporation<F130>           157
  3,500   Salomon, Inc.                             126
     56   Transport Holdings, Inc. - Class A<F130>    2
 11,339   The Travelers, Inc.                       573
                                                  -----
                                                  2,379
                                                  -----


          FINANCIAL SERVICES 1.1%
  5,973   Dean Witter Discover and Company          297
  9,500   Federal National Mortgage Association     996
  4,800   MBNA Corporation                          177
  2,700   Morgan Stanley Group, Inc.                235
                                                  -----
                                                  1,705
                                                  -----


          FOOD, BEVERAGES & TOBACCO 7.7%
  6,400   American Brands, Inc.                     274
 20,711   Archer-Daniels-Midland Company            334
  8,700   Campbell Soup Company                     456
 43,600   Coca-Cola Company                       3,134
  8,375   ConAgra, Inc.                             323
  5,000   CPC International, Inc.                   332
  5,900   Dardeen Restaurants, Inc.                  67
  5,100   General Mills, Inc.                       293
  8,600   Heinz (H.J.) Company                      400
  3,100   Hershey Foods Corporation                 185
  7,700   Kellogg Company                           556
  2,100   Loews Corporation                         308
 26,700   PepsiCo, Inc.                           1,408
 29,100   Philip Morris Companies, Inc.           2,459
  2,900   Pioneer Hi-Bred International, Inc.       144
  4,600   Quaker Oats Company                       157
  3,400   Ralston-Ralston Purina Group              202
 16,900   Sara Lee Corporation                      496
  5,900   Sysco Corporation                         179
  6,600   UST, Inc.                                 198
  3,800   Wrigley (Wm) Jr. Company                  177
                                                 ------
                                                 12,082
                                                 ------


          FOREST PRODUCTS 1.7%
  1,500   Avery Dennison Corporation                 67
  1,400   Boise Cascade Corporation                  51
  3,500   Champion International Corporation        187
  1,300   Federal Paperboard Company                 55
  3,400   Georgia-Pacific Corporation               280
  8,600   International Paper Company               318
  2,900   James River Corporation of Virginia        93
  5,700   Kimberly-Clark Corporation                414
  3,672   Louisiana Pacific Corporation              88
  2,200   Mead Corporation                          127
    700   Potlatch Corporation                       29
  5,200   Scott Paper Company                       277
  1,550   Temple-Inland, Inc.                        71
  2,350   Union Camp Corporation                    120
  2,925   Westvaco Corporation                       81
  7,050   Weyerhaeuser Company                      311
  2,200   Willamette Industries                     128
                                                  -----
                                                  2,697
                                                  -----


          GOLD & PRECIOUS METALS 0.6%
 12,600   Barrick Gold Corporation                  291
  3,500   Cyprus Amax Minerals Company               91
  3,000   Echo Bay Mines, Ltd.                       27
  7,100   Freeport McMoRan Copper & Gold, Inc.      162
  4,100   Homestake Mining Company                   63
  8,461   Placer Dome, Inc.                         185
  5,152   Santa Fe Pacific Gold Corporation          51
                                                  -----
                                                    870
                                                  -----


          HEALTH CARE SERVICES & SUPPLIES 1.1%
  1,800   Bausch & Lomb, Inc.                        62
  2,700   Beverly Enterprises<F130>                  32
 15,252   Columbia/HCA Healthcare Corporation       749
  2,200   Manor Care, Inc.                           72
  5,800   United Healthcare Corporation             308
  4,600   Warner-Lambert Company                    392
                                                  -----
                                                  1,615
                                                  -----
          HOSPITAL SUPPLIES & SERVICES 0.2%
  3,300   Biomet, Inc. <F130>                        55
  5,400   Boston Scientific Corporation<F130>       227
  1,500   US Surgical Corporation                    37
                                                  -----
                                                    319
                                                  -----


          INSURANCE 3.4%
  4,200   Aetna Life and Casualty Company           296
  1,300   Alexander & Alexander Services, Inc.       29
 15,773   Allstate Corporation                      580
  7,300   American General Corporation              240
 16,355   American International Group, Inc.      1,380
  3,100   Chubb Corporation                         279
  2,500   CIGNA Corporation                         248
  2,900   General Re Corporation                    420
  1,700   Jefferson-Pilot Corporation               112
  8,202   KeyCorp                                   277
  3,100   Lincoln National Corporation              138
  2,600   Marsh & McLennan Companies, Inc.          213
  3,200   Providian Corporation                     126
  2,200   SAFECO Corporation                        141
  2,900   St. Paul Companies, Inc.                  147
  2,450   Torchmark Corporation                     102
  2,200   Transamerica Corporation                  149
  2,600   UNUM Corporation                          137
  5,400   US Healthcare, Inc.                       208
  2,800   USF&G Corporation                          47
                                                  -----
                                                  5,269
                                                  -----


          LIQUOR 0.7%
  8,800   Anheuser-Busch Companies, Inc.            581
  2,500   Brown-Foreman Corporation - Class B        95
 12,800   Seagram Company Ltd.                      461
                                                  -----
                                                  1,137
                                                  -----


          MACHINERY - AUTOMOTIVE 0.0%
  1,500   Varity Corporation<F130>                   54
                                                  -----


          MACHINERY - INDUSTRIAL 0.0%
  1,600   Harnischfeger Industries, Inc.             50
                                                  -----


          MEDIA 1.9%
  1,200   Andrew Corporation<F130>                   51
  5,500   Capital Cities/ABC, Inc.                  652
  2,375   CBS, Inc.                                 192
  8,100   Comcast Corporation - Class A             145
  3,700   Dow Jones & Company, Inc.                 130
  4,900   Gannett Company, Inc.                     266
  2,500   Harcourt General, Inc.                     99
  2,800   Interpublic Group Of Companies, Inc.      108
  1,900   Knight-Ridder, Inc.                       105
  3,100   New York Times Company - Class A           86
 23,100   Tele-Communications, Inc. - Class A<F130> 393
 13,100   Time Warner, Inc.                         478
  3,623   Times Mirror Company - Class A            105
  2,200   Tribune Company                           139
                                                  -----
                                                  2,949
                                                  -----


          METALS & MINERALS 0.3%
  3,100   Bethlehem Steel Corporation<F130>          41
  1,300   Inland Steel Industries, Inc.              30
  3,000   Nucor Corporation                         144
 11,466   USX Corporation-Marathon Group, Inc.      204
  2,293   USX Corporation-US Steel Group, Inc.       69
  3,225   Worthington Industries, Inc.               54
                                                  -----
                                                    542
                                                  -----


          MISCELLANEOUS 0.8%
  5,400   Applied Materials, Inc. <F130>            271
  2,900   Mallinckrodt Group, Inc.                  101
 14,700   Minnesota Mining & Manufacturing
            Company                                 836
                                                  -----
                                                  1,208
                                                  -----


          NATURAL GAS 0.2%
  8,500   Enron Corporation                         292
                                                  -----


          NON-FERROUS METALS 0.8%
  7,850   Alcan Aluminum Ltd.                       248
  6,400   Aluminum Company of America               326
  1,200   ASARCO, Inc.                               39
  4,800   Englehard Corporation                     119
  3,600   Inco, Ltd.                                124
  2,721   Newmont Mining Corporation                103
  2,700   Phelps Dodge Corporation                  171
  2,100   Reynolds Metals Company                   106
                                                  -----
                                                  1,236
                                                  -----


          OFFICE EQUIPMENT 0.1%
 12,000   Novell, Inc.                              198
                                                  -----


          OIL - DOMESTIC 1.9%
  3,000   Amerada Hess Corporation                  135
 17,200   Amoco Corporation                       1,099
  1,900   Ashland, Inc.                              60
  5,500   Atlantic Richfield Company                587
  4,800   Burlington Resources, Inc.                173
  1,800   Columbia Gas Systems, Inc. <F130>          69
  1,600   Kerr-McGee Corporation                     88
  4,900   Oryx Energy Company<F130>                  56
  1,700   Pennzoil Company                           64
  8,800   Phillips Petroleum Company                284
  3,800   Sun Company, Inc.                         109
  8,100   Unocal Corporation                        213
                                                  -----
                                                  2,937
                                                  -----


          OIL & GAS SERVICES 0.3%
  8,700   Schlumberger, Ltd.                        542
                                                  -----


          OIL - INTERNATIONAL 5.5%
 22,500   Chevron Corporation                     1,052
 42,700   Exxon Corporation                       3,261
 13,600   Mobil Corporation                       1,370
 18,600   Royal Dutch Petroleum Company           2,285
  9,200   Texaco, Inc.                              627
                                                  -----
                                                  8,595
                                                  -----


          POLLUTION CONTROL 0.4%
  7,100   Browning-Ferris Industries, Inc.          207
 17,300   WMX Technologies, Inc.                    487
                                                  -----
                                                    694
                                                  -----


          PRINTING & PUBLISHING 0.2%
  1,600   McGraw-Hill, Inc.                         131
  5,000   R.R. Donnelley & Sons Company             182
                                                  -----
                                                    313
                                                  -----


          PRODUCTION 1.4%
  1,200   Briggs & Stratton Corporation              48
  6,800   Caterpillar, Inc.                         382
  1,400   Cincinnati Milacron, Inc.                  36
  4,200   Cooper Industries, Inc.                   142
  3,100   Deere & Company                           277
  4,400   Dover Corporation                         174
  1,400   FMC Corporation<F130>                     100
  1,600   Foster Wheeler Corporation                 60
  4,000   Illinois Tool Works, Inc.                 233
  3,800   Ingersoll-Rand Company                    134
  3,466   Pall Corporation                           84
  2,250   Parker-Hannifin Corporation                76
  1,850   Raychem Corporation                        86
  1,300   Timken Company                             52
  2,500   Tyco International, Ltd.                  152
 13,100   Westinghouse Electric Corporation         185
                                                  -----
                                                  2,221
                                                  -----


          RAILROADS 1.2%
  5,281   Burlington Northern Santa Fe              443
  2,600   Conrail, Inc.                             179
  3,560   CSX Corporation                           298
  4,500   Norfolk Southern Corporation              348
  7,300   Union Pacific Corporation                 477
  3,500   Whitman Corporation                        74
                                                  -----
                                                  1,819
                                                  -----


          RETAIL 3.8%
  8,600   Albertson's, Inc.                         286
  2,600   American Greetings Corporation             82
  5,200   American Stores Company                   155
  3,300   Circuit City Stores, Inc.                 110
  2,500   Dayton Hudson Corporation                 172
  4,300   Dillard Department Stores,
            Inc. - Class A                          117
  4,900   Gap, Inc.                                 193
  2,500   Giant Food, Inc.                           80
 15,400   Kmart Corporation                         125
  3,800   Kroger Corporation<F130>                  127
 12,000   The Limited, Inc.                         221
  5,600   Lowe's Companies, Inc.                    151
  8,876   May Department Stores Company             348
    900   Mercantile Stores Company, Inc.            40
  2,800   Nordstrom, Inc.                           104
  8,300   J.C. Penney Company, Inc.                 350
  2,000   Pep Boys-Manny, Moe & Jack                 44
  3,100   Rite Aid Corporation                       84
 13,500   Sears Roebuck and Company                 459
  2,200   Supervalu, Inc.                            68
  2,600   Tandy Corporation                         128
  2,500   TJX Companies, Inc.                        34
 10,225   Toys `R'' Us, Inc. <F130>                 224
  8,900   Walgreen Company                          254
 79,700   Wal-Mart Stores, Inc.                   1,724
  2,700   Winn-Dixie Stores, Inc.                   176
  4,400   Woolworth Corporation                      64
                                                  -----

                                                  5,920
                                                  -----


          SAVINGS & LOAN 0.3%
  6,100   Federal Home Loan Mortgage Corporation    422
  1,700   Golden West Financial Corporation          85
                                                  -----
                                                    507
                                                  -----


          SEMICONDUCTORS 0.4%
  3,900   Advanced Micro Devices, Inc. <F130>        93
  7,100   Micron Technology Incorporated            501
                                                  -----
                                                    594
                                                  -----


          SOFTWARE 1.3%
 20,100   Microsoft Corporation<F130>             2,010
                                                  -----


          TELECOMMUNICATIONS 8.6%
 16,900   Airtouch Communications, Inc.             482
  6,500   Alltell Corporation                       199
 19,200   Ameritech Corporation                   1,037
 54,656   AT & T Corporation                      3,498
 15,200   Bell Atlantic Corporation                 967
 17,000   BellSouth Corp                          1,301
  2,500   Cabletron Systems<F130>                   197
  4,400   DSC Communications Corporation<F130>      163
 33,200   GTE Corporation                         1,370
 23,900   MCI Communications Corporation            596
 14,500   NYNEX Corporation                         682
 14,500   Pacific Telesis Group                     440
 21,000   SBC Communications, Inc.                1,173
 12,000   Sprint Corporation                        462
  2,800   Tellabs, Inc. <F130>                       95
 16,553   US West, Inc.                             788
                                                 ------
                                                 13,450
                                                 ------


          TEXTILES & APPAREL 0.5%
  2,500   Fruit of the Loom, Inc. <F130>             43
  3,600   Liz Claiborne, Inc.                       102
  3,600   Melville Corporation                      115
  5,400   Nike, Inc. - Class B                      306
  2,600   Reebok International Ltd.                  88
  2,000   Russell Corporation                        49
  2,077   VF Corporation                             99
                                                  -----
                                                    802
                                                  -----


          TIRE & RUBBER 0.2%
  3,200   Cooper Tire & Rubber Company               74
    800   Goodrich (B.F.) Company                    53
  5,262   Goodyear Tire & Rubber Company            200
                                                  -----
                                                    327
                                                  -----


          TRANSPORTATION 0.0%
  2,000   Pittson Company                            55
                                                  -----


          TRANSPORTATION EQUIPMENT 0.0%
  1,700   Cummins Engine Company, Inc.               60
                                                  -----

          TRAVEL & RECREATION 1.0%
  5,850   CUC International, Inc. <F130>            203
  3,650   Harrahs Entertainment, Inc. <F130>         90
  1,600   Hilton Hotels Corporation                 107
  4,900   Marriott International, Inc.              181
 18,100   Walt Disney Company                     1,043
                                                  -----
                                                  1,624
                                                  -----


          TRUCKING 0.1%
  1,300   Roadway Services, Inc.                     58
  3,450   Ryder System, Inc.                         83
                                                  -----
                                                    141
                                                  -----


          Total Common Stock
          (Cost $101,960)                       147,660
                                                -------


          PREFERRED STOCKS 0.0%
     19   Teledyne Inc. Preferred Ser E               -
                                                 ------


          Total Preferred Stock
          (Cost $0)                                   -
                                                 ------


   Principal
    Amount                                Market Value
(in thousands)                           (in thousands)
--------------                           --------------

          SHORT-TERM INVESTMENTS 5.7%
          U.S. TREASURIES 0.2%
 $  330   U.S. Treasury Bill,
          5.42%, 11/02/95                           330
                                                 ------


          Total U.S. Treasuries
          (Cost $330)                               330
                                                 ------


          VARIABLE RATE DEMAND NOTES 5.5%
  2,324   Eli Lilly Demand Note                   2,324
  4,174   Sara Lee Demand Note                    4,174
  2,058   Southwestern Bell Demand Note           2,058
                                                  -----


          Total Variable Rate Demand Notes
          (Cost $8,556)                           8,556
                                                  -----


          Total Short-Term Investments
          (Cost $8,886)                           8,886
                                                  -----


          Total Investments 99.9%
          (Cost $110,846)                       156,546
                                                -------


          Other Assets, less Liabilities 0.1%       223
                                                 ------


          TOTAL NET ASSETS 100.0%               156,769
                                                =======

<F130>Non-income producing

                     See notes to the financial statements.



MIDCORE GROWTH FUND
SCHEDULE OF INVESTMENTS
OCTOBER 31, 1995

   Number                                 Market Value
  of Shares                              (in thousands)
  ---------                              --------------

          COMMON STOCKS 98.3%
          AUTO PARTS 2.0%
 72,900   AutoZone, Inc.<F131>                    1,804
 37,000   Lear Seating Corporation<F131>          1,027
                                                  -----

                                                  2,831
                                                  -----


          BIO-TECHNOLOGY 0.8%
 33,700   Millipore Corporation                   1,192
                                                  -----


          BUILDING MATERIALS 0.5%
 18,000   Home Depot, Inc.                          670
                                                  -----


          BUSINESS SERVICES 9.8%
 46,900   Ceridian Corporation<F131>              2,040
 58,500   H & R Block, Inc.                       2,413
 86,815   First Data Corporation                  5,741
 77,900   General Motors Corporation - Class E    3,671
  8,000   Reynolds & Reynolds - Class A             285
                                                 ------
                                                 14,150
                                                 ------

          CAPITAL GOODS - MANUFACTURING 3.8%
 20,000   Dover Corporation                         790
 78,000   Tyco International, Ltd.                4,739
                                                  -----
                                                  5,529
                                                  -----


          COMMUNICATIONS & MEDIA 5.4%
 28,000   Infinity Broadcasting Corporation<F131>   910
 70,800   Interpublic Group of Companies, Inc.    2,744
125,000   PanAmSat Corporation<F131>              1,891
 41,600   Reuters Holdings, PLC ADR               2,309
                                                  -----
                                                  7,854
                                                  -----


          COMPUTERS 1.7%
 89,200   Sungard Data Systems, Inc. <F131>       2,453
                                                  -----


          CONSUMER PRODUCTS 1.3%
 75,000   Newell Company                          1,809
                                                  -----


          DISTRIBUTION 3.9%
 64,200   Alco Standard Corporation               5,682

          DRUGS 2.6%
 95,200   Elan Corporation, PLC ADR<F131>         3,820
                                                  -----



          ELECTRICAL EQUIPMENT 4.5%
 66,000   AVX Corporation                         2,054
 20,000   Kemet Corporation<F131>                   690
 80,093   Molex, Inc. - Class A                   2,463
  3,000   SGS-Thomson Microelectronics<F131>        136
 31,000   Vishay Intertechnology, Inc. <F131>     1,093
                                                  -----
                                                  6,436
                                                  -----


          ENERGY - NATURAL GAS 1.1%
 46,000   Enron Corporation                       1,581
                                                  -----


          ENTERTAINMENT & LEISURE 5.5%
122,200   GTECH Holdings Corporation<F131>        2,994
 74,000   Mirage Resorts, Inc. <F131>             2,423
 49,735   Viacom, Inc. - Class B<F131>            2,487
                                                  -----
                                                  7,904
                                                  -----


          FINANCE COMPANIES 3.1%
 97,200   First USA, Inc.                         4,471
                                                  -----


          FINANCIAL SERVICES 5.8%
 33,000   Federal National Mortgage Association   3,461
134,900   MBNA Corporation                        4,974
                                                  -----
                                                  8,435
                                                  -----


          HEALTH CARE SERVICES & SUPPLIES 12.8%
115,464   Columbia/HCA Healthcare Corporation     5,672
118,400   Foundation Health Corporation<F131>     5,017
 73,700   Health Care & Retirement
            Corporation<F131>                     2,165
 77,500   Lincare Holdings, Inc. <F131>           1,928
 47,000   United Healthcare Corporation           2,497
 45,000   Vencor, Inc. <F131>                     1,249
                                                 ------
                                                 18,528
                                                 ------


          HOSPITAL SUPPLIES & SERVICES 0.5%
 18,000   Boston Scientific Corporation<F131>       758
                                                  -----


          INSURANCE 5.8%
 66,750   AFLAC, Inc.                             2,720
 48,800   MBIA, Inc.                              3,398
 39,000   MGIC Investment Corporation             2,218
                                                  -----
                                                  8,336
                                                  -----



          LODGING 1.6%
 25,000   La Quinta Inns, Inc.                      644
 78,000   Promus Hotel Corporation<F131>          1,716
                                                  -----

                                                  2,360
                                                  -----


          MACHINERY - AUTOMOTIVE 1.7%
 67,000   Varity Corporation<F131>                2,429
                                                  -----


          MACHINERY - DIVERSIFIED 1.0%
 32,400   York International Corporation          1,418
                                                  -----


          MACHINERY - INDUSTRIAL 2.3%
 71,400   Thermo Electron Corporation<F131>       3,284
                                                  -----


          OFFICE PRODUCTS 1.3%
 73,250   Staples, Inc. <F131>                    1,950
                                                  -----


          POLLUTION CONTROL 1.1%
 55,000   Browning-Ferris Industries, Inc.        1,602
                                                  -----


          RETAIL 3.2%
104,000   General Nutrition
            Companies, Inc. <F131>                2,587
 30,000   Kohl's Corporation<F131>                1,361
 25,425   Lowe's Companies, Inc.                    686
                                                  -----
                                                  4,634
                                                  -----


          SEMICONDUCTORS 1.1%
 32,700   LSI Logic Corporation<F131>             1,541
                                                  -----


          SOFTWARE 3.9%
 49,000   Bay Networks<F131>                      3,246
  9,000   Microsoft Corporation<F131>               900
 80,200   Platinum Technology<F131>               1,464
                                                  -----
                                                  5,610
                                                  -----


          TEXTILES & APPAREL 1.8%
 25,100   Cintas Corporation                      1,054
 28,000   Nike, Inc. - Class B                    1,589
                                                  -----
                                                  2,643
                                                  -----


          TRANSPORTATION - RAILROAD 0.5%
  9,000   Burlington Northern Santa Fe Company      755
                                                  -----

          TRAVEL & RECREATION 5.2%
151,400   Carnival Corporation - Class A          3,520
116,350   CUC International, Inc. <F131>          4,029
                                                  -----
                                                  7,549
                                                  -----


          UTILITIES - TELEPHONE 2.7%
 31,500   DSC Communications Corporation<F131>    1,165
 29,200   Frontier Corporation                      788
 60,000   WorldCom, Inc. <F131>                   1,958
                                                  -----
                                                  3,911
                                                  -----


          Total Common Stock
          (Cost $107,302)                       142,125
                                                -------


    Number
   of Shares
(in thousands)
 -------------

          SHORT-TERM INVESTMENTS 1.8%
          INVESTMENT COMPANIES 1.8%
     10   Financial Square Prime Obligation Fund     10
  2,527   Short-Term Investments Co.
          Liquid Assets Portfolio                 2,527
                                                  -----


          Total Short-Term Investments
          (Cost $2,537)                           2,537
                                                  -----
          Total Investments 100.1%
          (Cost $109,839)                       144,662
                                                -------


          Liabilities, less Other
          Assets (0.1)%                           (129)
                                                  -----


          TOTAL NET ASSETS 100.0%               144,533
                                                =======

<F131>Non-income producing

                     See notes to the financial statements.



SPECIAL GROWTH FUND
SCHEDULE OF INVESTMENTS
OCTOBER 31, 1995

    Number                                Market Value
   of Shares                             (in thousands)
   ---------                              -------------

          COMMON STOCKS 89.5%
          AIR TRANSPORTATION 0.4%
 72,750   Comair Holdings, Inc.                   2,041
                                                  -----


          AUTO PARTS 0.9%
 64,800   APS Holding Corporation<F132>           1,328
 42,800   Copart, Inc. <F132>                       974
 88,300   Lear Seating Corporation<F132>          2,450
                                                  -----
                                                  4,752
                                                  -----


          BIO-TECHNOLOGY 0.4%
209,300   Perseptive Biosystems, Inc. <F132>      2,224
                                                  -----


          BUSINESS MACHINES & SOFTWARE 0.7%
  9,900   Madge Networks N. V.                      415
 62,600   Mylex Corporation<F132>                 1,166
 31,400   National Instruments Corporation<F132>    589
 43,400   Network General Corporation<F132>       1,801
                                                  -----
                                                  3,971
                                                  -----


          BUSINESS SERVICES 6.1%
 30,450   FIserv, Inc. <F132>                       784
124,100   Franklin Quest Company<F132>            2,963
 85,200   Interim Services, Inc. <F132>           2,535
 98,500   Keane, Inc. <F132>                      2,659
403,500   Manpower, Inc.                         10,945
180,800   Medaphis Corporation<F132>              5,740
117,600   Robert Half International, Inc. <F132>  4,292
 81,000   U.S. Delivery Systems, Inc. <F132>      1,681
                                                  -----
                                                 31,599
                                                 ------


          CHEMICALS 1.5%
283,500   Airgas, Inc. <F132>                     7,548
                                                  -----


          COMMUNICATIONS & MEDIA 0.4%
 75,400   Cellstar Corporation<F132>              2,092
                                                  -----
          COMPUTERS 0.6%
 98,500   Danka Business Systems PLC ADR          3,300
                                                  -----


          CONSUMER SERVICES 2.4%
316,100   Loewen Group, Inc.                     12,659
                                                 ------



          CONTAINERS 0.8%
147,800   Sealed Air Corporation<F132>            3,898
                                                  -----


          ELECTRICAL EQUIPMENT 0.9%
156,400   AVX Corporation                         4,868
                                                  -----


          ELECTRONICS 2.9%
218,200   Arrow Electronics, Inc. <F132>         11,074
 21,100   Checkpoint Systems, Inc. <F132>           609
 94,200   Digi International, Inc. <F132>         2,520
 13,600   Progress Software Corporation<F132>       891
                                                 ------
                                                 15,094
                                                 ------


          ENERGY - OIL & GAS 0.8%
182,300   NGC Corporation                         1,641
 48,400   Tejas Gas Corporation<F132>             2,269
                                                  -----
                                                  3,910
                                                  -----


          ENTERTAINMENT & LEISURE 3.1%
174,700   Hollywood Entertainment Corporation     4,673
260,900   Mirage Resorts, Inc. <F132>             8,544
  5,000   Movie Gallery, Inc. <F132>                193
 72,950   Regal Cinemas, Inc. <F132>              2,863
                                                  -----
                                                 16,273
                                                 ------


          FINANCIAL SERVICES 4.8%
 29,700   Advanta Corporation - Class B           1,062
 96,700   AMBAC, Inc.                             4,073
 39,600   Green Tree Financial Corporation        1,054
 72,900   National Data Corporation               1,932
174,636   Quick And Reilly Group, Inc.            4,148
555,100   The Charles Schwab Corporation         12,698
                                                 ------
                                                 24,967
                                                 ------


          HEALTH CARE SERVICES & SUPPLIES 21.5%
105,700   American Medical Response, Inc. <F132>  3,052
482,300   Biomet, Inc. <F132>                     8,018
173,556   Cardinal Health, Inc.                   8,916
 52,300   Cordis Corporation<F132>                5,779
546,975   Health Management Associates,
            Inc. - Class A                       11,760
238,000   Healthsource, Inc. <F132>              12,614
136,200   Medisense, Inc. <F132>                  2,911
100,100   Medpartners, Inc. <F132>                2,803
108,800   Multicare Companies, Inc. <F132>        2,040
188,500   Oxford Health Plans<F132>              14,750
167,600   Pacificare Health Systems, Inc. <F132> 12,193
216,500   Quorum Health Group, Inc. <F132>        4,641
108,700   Renal Treatment Centers<F132>           3,913
343,300   Surgical Care Affiliates               10,170
321,500   Vencor, Inc. <F132>                     8,922
                                                -------
                                                112,482
                                                -------

          HOSPITAL SUPPLIES & SERVICES 0.9%
 20,400   Idexx Laboratories, Inc.                  831
109,800   Omnicare, Inc.                          3,980
                                                  -----
                                                  4,811
                                                  -----


          HOUSING 3.6%
432,115   Clayton Homes, Inc.                    11,343
 88,700   Oakwood Homes Corp.                     3,326
126,875   Southern Energy Homes, Inc. <F132>      1,871
125,300   Toll Brothers, Inc. <F132>              2,240
                                                 ------
                                                 18,780
                                                 ------


          INSURANCE 5.8%
122,800   Equitable Iowa Companies                4,298
170,900   Arthur J. Gallagher & Company           6,046
157,700   MGIC Investment Corporation             8,969
289,300   Protective Life Corporation             8,245
 68,000   Vesta Insurance Group, Inc.             2,745
                                                 ------
                                                 30,303
                                                 ------


          LIQUOR 0.3%
 27,500   Canandaigua Wine Company, Inc. <F132>   1,320
                                                  -----


          MACHINERY - AUTOMOTIVE 1.3%
190,900   Varity Corporation<F132>                6,920
                                                  -----


          MACHINERY - INDUSTRIAL 0.8%
198,500   TriMas Corporation                      4,119
                                                  -----


          OFFICE PRODUCTS 1.7%
126,375   Office Depot, Inc. <F132>               3,617
 44,800   Officemax, Inc. <F132>                  1,109
 98,500   Viking Office Products, Inc. <F132>     4,383
                                                  -----
                                                  9,109
                                                  -----


          PRINTING & PUBLISHING 0.5%
 61,200   Banta Corporation                       2,647
                                                  -----


          RESTAURANTS 3.2%
158,450   Apple South, Inc.                       3,248
 31,200   DF & R Restaurants, Inc. <F132>           952
100,000   IHOP Corporation<F132>                  2,150
 37,700   Landrys Seafood
            Restaurants Incorporated                509
107,400   Lone Star Steakhouse & Saloon<F132>     4,148
178,900   Outback Steakhouse, Inc. <F132>         5,613
                                                 ------
                                                 16,620
                                                 ------


          RETAIL 8.5%
 13,800   CompUSA, Inc. <F132>                      528
388,000   Consolidated Stores Corporation<F132>   8,972
159,000   Dept 56, Inc. <F132>                    7,215
 53,600   Discount Auto Parts, Inc. <F132>        1,434
431,157   Dollar General Corporation             10,563
200,600   Kohl's Corporation<F132>                9,102
 54,700   Micro Warehouse, Inc. <F132>            2,434
214,000   Musicland Stores Corporation<F132>      1,391
146,400   Sports and Recreation, Inc. <F132>      1,080
107,800   Trend Lines, Inc. - Class A<F132>       1,415
                                                 ------
                                                 44,134
                                                 ------


          SEMICONDUCTORS 3.5%
131,700   Atmel Corporation                       4,116
 24,700   Burr-Brown Corporation                    803
158,100   Dallas Semiconductor Corporation        3,360
 65,400   Integrated Circuit Systems<F132>          887
 22,600   Lattice Semiconductor Corporation<F132>   887
 28,900   Linear Technology Corporation           1,264
 37,600   Maxim Integrated Products<F132>         2,811
 39,525   Microchip Technology, Inc. <F132>       1,569
 14,500   SDL, Inc. <F132>                          370
 56,700   S3 Incorporated<F132>                     971
 39,500   Triquint Semiconductor, Inc. <F132>       899
 11,100   VLSI Technology<F132>                     261
                                                 ------
                                                 18,198
                                                 ------



          SOFTWARE 1.7%
179,600   Compuware Corporation<F132>             4,086
 32,000   McAfee Associates, Inc. <F132>          1,864
 30,100   Parametric Technology Company<F132>     2,017
 26,400   Softkey International, Inc. <F132>        832
                                                 ------
                                                  8,799
                                                 ------


          TELECOMMUNICATIONS 3.5%
225,200   Aspect Telecommunications Corporation   7,741
224,100   Boston Technology, Inc. <F132>          3,081
 99,100   Cidco, Inc. <F132>                      2,936
 43,900   Comverse Technology<F132>                 999
 71,900   Pairgain Technologies<F132>             3,074
  4,700   U.S. Robotics Corporation<F132>           435
                                                 ------
                                                 18,266
                                                 ------


          TEXTILES & APPAREL 2.7%
 98,300   Gymboree Corporation<F132>              2,224
227,400   Jones Apparel Group, Inc. <F132>        7,788
 72,200   The Men's Wearhouse, Inc. <F132>        2,816
 36,300   Oakley Incorporated<F132>               1,252
                                                 ------
                                                 14,080
                                                 ------


          TRANSPORTATION 1.3%
144,300   Arnold Industries, Inc.                 2,345
 81,228   Fritz Companies, Inc.                   2,843
 59,250   Heartland Express, Inc. <F132>          1,607
  8,700   TNT Freightways Corporation               157
                                                  -----
                                                  6,952
                                                  -----


          TRANSPORTATION EQUIPMENT 0.3%
 53,150   Wabash National Corporation             1,349
                                                  -----


          UTILITIES - TELEPHONE 1.7%
306,800   Century Telephone Enterprises           8,897
                                                  -----


          Total Common Stock
          (Cost $349,710)                       466,982
                                                -------


          SHORT-TERM INVESTMENTS 8.4%
          INVESTMENT COMPANIES 6.5%
  9,878   Financial Square Prime Obligation Fund  9,878
 23,835   Short-Term Investments Co.
          Liquid Assets Portfolio                23,835
                                                 ------
                                                 33,713
                                                 ------


   Principal
    Amount
(in thousands)
--------------

          COMMERCIAL PAPER 1.9%
$10,000   ITT Hartford Group
          5.78%, 11/17/95                         9,974
                                                  -----


          Total Short-Term Investments
          (Cost $43,687)                         43,687
                                                 ------


          Total Investments 97.9%
          (Cost $393,397)                       510,669
                                                -------


          Other Assets, less Liabilities 2.1%    10,828
                                                 ------


          TOTAL NET ASSETS 100.0%               521,497
                                                =======

<F132>Non-income producing

                     See notes to the financial statements.



INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS
OCTOBER 31, 1995
Number                                                                  Market
of Shares                                            Industry           Value
---------                                            --------           ------

        COMMON AND PREFERRED STOCKS 96.7%
        AUSTRALIA 2.6%
 1,400  Aberfoyle                       Non-ferrous Metals            $  2,929
 9,400  Amcor Limited                   Forest Products                 70,361
 4,323  Ampolex Ltd.                    Gas Exploration                  8,550
 4,200  Ashton Mining Ltd.              Non-ferrous Metals               5,271
11,744  Australian National Industries  Conglomerates                    9,202
16,900  Boral Limited                   Construction Materials          40,367
 3,300  Brambles Inds Ltd.              Business Services               35,043
 7,694  Burns Philp & Co.               Retail Trade                    17,207
 2,700  Caltex Australia                Petroleum Services               8,708
 7,499  Coca-Cola Amatil Limited        Food & Beverage                 57,957
17,592  Coles Myer Limited              Retail Trade                    60,621
14,604  CSR Limited                     Conglomerates                   46,547
 4,228  Email Limited                   Household Appliances            10,613
 4,654  FAI Insurances                  Insurance                        2,089
50,000  Fosters Brewing Group Limited   Food & Beverage                 47,543
 9,658  General Prop Trust Units        Real Estate                     16,604
14,200  Gold Mines Of Kalg              Gold                            11,342
   433  Goldfields Limited<F133>        Gold                             1,070
17,810  Goodman Fielder Ltd.            Food & Beverage                 17,883
 5,738  Hardie (James) Inds             Construction Materials           9,384
 4,500  ICI Australia                   Chemical                        30,808
 3,437  Lend Lease Corporation Limited  Real Estate                     47,740
23,722  MIM Holdings Limited            Non-ferrous Metals              31,940
 3,400  Newcrest Mining<F133>           Gold                            13,966
10,252  North Ltd.                      Non-ferrous Metals              28,855
 2,125  OPSM Protector Ltd.             Drugs & Healthcare               3,233
16,191  Pacific Dunlop Ltd.             Conglomerates                   39,166
13,600  Pioneer International Ltd.      Construction Materials          33,312
 9,664  QCT Resources                   Miscellaneous                   12,497
 3,029  Renison Goldfields
          Consolidated Ltd.             Gold                            12,719
 1,800  Rothmans Holdings               Tobacco                          6,709
 7,990  Santos Ltd.                     Petroleum Services              21,577
 6,323  Schroders Property Fund         Mutual Fund                     10,307
 2,585  Smith (Howard)                  Conglomerates                   11,405
 8,463  Southcorp Holdings Ltd.         Food & Beverage                 18,219
 4,786  Stockland Trust Group           Real Estate                     11,177
 8,600  TNT<F133>                       Transportation                  12,103
 4,100  Tubemakers of Australia         Industrial Machinery             9,980
14,680  Westfield Trust                 Real Estate                     26,242
   610  Westfield Trust New Units       Real Estate                      1,090
                                                                       -------
                                                                       862,336
                                                                       -------


        AUSTRIA 1.3%
   100  Austrian Airlines<F133>         Air Travel                      16,397
   300  BBAG Oesterr Brau               Beverage & Tobacco              15,408
 1,020  Creditanstalt Bank              Bank                            53,521
   560  Creditanstalt Bank Preferred    Bank                            27,915
   300  EA-Generali AG                  Insurance                       82,037
   100  Lenzing AG                      Chemicals                        8,416
 1,100  Oester Elektrizita              Electric Utilities              67,153
   957  OMV AG<F133>                    Miscellaneous                   82,565
   400  Veitsch-Radex AG<F133>          Non-ferrous Metals               8,960
   300  Wienerberger Baust              Construction Materials          60,241
   300  Z Laenderbank Bank
          Austria AG Preferred          Bank                            13,925
                                                                       -------
                                                                       436,538
                                                                       -------


        BELGIUM 1.7%
    30  Bekaert SA                      Industrial Machinery            22,001
    50  CBR Cimenteries                 Construction Materials          20,362
   710  Delhaize Le Lion                Retail Trade                    27,443
   150  Electrabel                      Electronics                     34,011
   490  Fortis AG                       Insurance                       52,515
   215  Generale De Banque              Banks                           69,451
     5  Generale De Banque VVPR         Banks                            1,615
   375  Gevaert                         Chemicals                       21,872
   102  Glaverbel Groupe                Containers & Glass              11,564
     2  Glaverbel Groupe VVPR           Containers & Glass                   -
   320  GPE Bruxelles LAM               Conglomerates                   41,966
   180  Kredietbank                     Banks                           45,099
    25  Kredietbank VVPR                Banks                            6,341
   205  Royale Belge                    Insurance                       37,001
    25  Royale Belge BBPR               Insurance                        4,555
   125  Solvay                          Chemicals                       63,199
   175  Tractebelinv Intl               Conglomerates                   64,019
    25  Tractebelinv Intl VVPR          Conglomerates                    9,145
   350  Union Miniere<F133>             Non-ferrous Metals              22,769
                                                                       -------
                                                                       554,928
                                                                       -------


        DENMARK 1.2%
   400  Carlsberg A                     Food & Beverage                 20,708
   325  Carlsberg B                     Food & Beverage                 16,825
     2  D/S 1912 B                      Conglomerates                   39,148
     2  D/S Svendborg B                 Conglomerates                   56,160
   625  Danisco                         Food & Beverage                 28,469
    90  Danske Luftfartsel DDL<F133>    Air Travel                       7,491
   595  Den Danske Bank                 Banks                           39,402
   105  FLS Industries B                Industrial Machinery             9,642
    65  GN Store Nord                   Telecommunications               4,816
   335  ISS International Service
          System Series B               Conglomerates                    6,864
   135  Korn-Og Foderstof               Food & Beverage                  6,174
    30  Lauritzen (J) Holding B<F133>   Conglomerates                    4,939
    85  NKT Holding                     Electrical Equipment             4,774
   425  Novo Nordisk As B               Drugs & Healthcare              54,034
   240  OK Ostasiatiske Kompagni<F133>  Conglomerates                    6,190
   115  Radio Meter As B                Drugs & Healthcare               7,026
    65  Sophus Berendsen A              Conglomerates                    7,075
   200  Sophus Berendsen B              Conglomerates                   21,915
    70  Superfos A/S                    Chemicals                        6,210
   600  Unidanmark A                    Banks                           27,550
                                                                       -------
                                                                       375,412
                                                                       -------


        FINLAND 0.8%
   400  Amer Group                      Conglomerate                     6,329
   300  Cultor Oy Series 1              Household Products              12,291
   300  Instrumentarium Series A        Drugs & Healthcare               7,417
 7,860  Kansallis-Yhtymai<F133>         Banks                            6,292
 1,500  Kesko                           Retail                          18,789
   100  Kone Corp B                     Industrial Machinery             9,112
 1,400  Kymmene Corp.                   Forest Products                 38,238
   200  Metra AB A                      Conglomerates                    8,759
   200  Metra AB B                      Conglomerates                    8,665
 2,100  Outokumpu Oy A                  Non-ferrous Metals              33,376
   400  Pohjola A                       Insurance                        5,698
   300  Pohjola B                       Insurance                        4,379
 2,600  Repola                          Forest Products                 50,321
   300  Sampo (Vakuutusosak) A          Insurance                       16,600
   100  Stockmann AB (OY)               Retail                           5,886
 9,500  Unitas Series A<F133>           Banks                           23,039
                                                                       -------
                                                                       255,191
                                                                       -------


        FRANCE 10.5%
   935  Accor                           Leisure                        111,025
   900  Bic                             Toys, Amusements &
                                           Sporting Goods               85,348
    50  Bongrain SA                     Food & Beverage                 26,436
   774  Bouygues                        Home Builders                   82,258
   650  Canal Plus                      Broadcasting                   112,254
 2,750  Carnaudmetalbox                 Containers & Glass             115,218
 2,036  Casino Guich Perr               Leisure                         58,256
   568  Casino Guich Perr Preferred     Leisure                         11,667
   275  Chargeurs                       Conglomerates                   56,541
   100  Cie Gen Geophysique<F133>       Petroleum Services               3,577
   350  Club Mediterranee<F133>         Leisure                         27,433
   908  Compagnie Bancaire              Financial Services              94,087
   160  Comptoirs Modernes              Retail                          51,340
   315  CPR Cie Par Reesco              Investment Companies            24,206
 1,251  Credit Foncier de France<F133>  Banks                           23,139
   426  Credit National                 Banks                           26,032
   200  Dollfus-Mieg DMC                Apparel & Textiles               8,539
   450  Docks de France                 Retail                          68,426
   340  Ecco Ste                        Business Services               52,672
   850  Eridania Beghin-Say             Household Products             142,799
   300  Essilor International           Drugs & Healthcare              55,489
   125  Eurafrance                      Financial Services              41,770
    57  Europe 1 Registered             Broadcasting                    11,824
   400  Finextel                        Financial Services               5,085
   302  GTM Entrepose                   Home Builders                   19,566
 1,673  Havas                           Business Services              115,912
   504  Imetal                          Non-ferrous Metals              59,332
 2,850  Lagardere Groupe                Publishing                      53,180
   920  Legrand                         Electical Equipment            153,807
 3,600  Michelin (CGDE) Class B         Tires & Rubber                 145,313
   966  Moulinex<F133>                  Household Products              19,239
   500  Nord-Est                        Steel                           11,292
 1,885  Pernod-Ricard                   Food & Beverage                114,535
   730  Pinault-Printemps-Redoute       Retail                         158,147
   600  Promodes                        Retail                         146,048
   100  Sagem                           Electronics                     55,591
   250  Saint Louis                     Food & Beverage                 71,839
    50  Salomon SA                      Toys, Amusements &
                                           Sporting Goods               28,838
 3,413  Sanofi                          Drugs & Healthcare             217,563
 4,250  Schneider SA (Ex Spep)          Industrial Machinery           163,819
   600  Sefimeg                         Real Estate                     39,731
 1,700  Seita                           Beverages & Tobacco             59,065
   574  Simco                           Real Estate                     46,157
    10  Skis Rossignol                  Toys, Amusements &
                                           Sporting Goods                2,665
   216  Sodexho                         Leisure                         55,932
    50  Sommer Allibert                 Construction Materials          13,213
   420  Sovac                           Financial Services              52,190
 3,862  Thomson - CSF<F133>             Aerospace                       80,430
   300  Unibail SA                      Financial Services              27,622
   256  Union Immobiliere France        Real Estate                     21,441
 8,050  Usinor Sacilor<F133>            Steel                          120,103
 2,150  Valeo                           Industrial Machinery            97,066
                                                                     ---------
                                                                     3,445,057
                                                                     ---------


        GERMANY 15.5%
 3,000  Agiv AG                         Construction & Mining           63,055
    50  Amb Aach & Mun Bet              Insurance                       31,953
   300  Amb Aach & Mun Bet Registered   Insurance                      201,307
   300  Asko Deut Kaufhaus              Retail Trade                   155,720
   300  Beiersdorf AG Series ABC        Drugs & Healthcare             201,307
   250  Bilfinger & Berger              Home Builders                   91,955
   321  Brau Und Brunnen                Food & Beverage                 54,476
   950  Bremer Vulkan Verbund<F133>     Industrial Machinery            29,546
   210  CKAG Colonia Konzern AG         Insurance                      164,028
    50  CKAG Colonia Konzern
          AG Non-Voting Preferred       Insurance                       29,042
 6,550  Continental AG                  Industrial Machinery            92,555
   650  Degussa AG                      Chemicals                      209,082
   100  DLW AG                          Construction Materials          18,817
 2,200  Douglas Holding AG              Retail Trade                    80,452
   102  Dyckerhoff AG                   Construction Materials          44,905
   102  Dyckerhoff AG Non-Voting
          Preferred                     Construction Materials          24,915
   200  Fag Kugelfischer<F133>          Industrial Machinery            26,912
   330  Heidelberg Zement               Construction Materials         206,206
   150  Herlitz AG                      Business Services               27,693
   100  Herlitz AG Non-Voting
          Preferred                     Business Services               17,574
   541  Hochtief AG                     Construction Materials         210,131
    62  Holsten Brauerei AG             Food & Beverage                 13,648
   150  Iwka AG                         Industrial Machinery            27,746
   650  Karstadt AG                     Retail Trade                   283,391
   550  Kaufhof Holding AG              Retail Trade                   188,241
   150  Kaufhof Holding AG Non-Voting
          Preferred                     Retail Trade                    40,048
 4,200  Klockner Humboldt-Deutz<F133>   Industrial Machinery            27,795
   630  Linde AG                        Industrial Machinery           386,956
   150  Linotype-Hell AG<F133>          Computers & Business Equipment  18,959
 2,637  Lufthansa AG<F133>              Air Travel                     366,630
   150  Lufthansa AG Non-Voting
          Preferred<F133>               Air Travel                      19,172
   800  Man AG                          Industrial Machinery           231,769
   300  Man AG Non-Voting Preferred     Industrial Machinery            68,061
    50  Munchener Ruck Nam              Insurance                       88,404
 1,150  Preussag AG                     Conglomerates                  326,635
   500  PWA Papierwerke Waldhof<F133>   Forest Products                 79,884
   100  Rheinmetall Berlin              Aerospace                       14,343
 1,450  RWE AG Non-Voting Preferred     Electic Utilities              410,814
   150  Salamander AG                   Apparel & Textiles              26,628
 5,100  Schering AG                     Drugs & Healthcare             355,620
   150  Strabag AG                      Home Builders                   25,030
   500  Volkswagen AG Non-Voting
          Preferred                     Automobiles                    113,967
                                                                     ---------
                                                                     5,095,372
                                                                     ---------


        GREAT BRITAIN 7.9%
 2,500  Amec                            Home Builders                    2,268
 3,500  Anglian Water                   Business Services               31,063
 3,700  Argos                           Retail                          29,831
   334  Argyll Group                    Retail                           1,694
10,200  Arjo Wiggins Appleton           Forest Products                 37,659
 5,600  Associated British Foods        Food & Beverage                 62,158
 2,200  Barratt Developments            Home Builders                    6,734
 4,900  BBA Group<F133>                 Industrial Machinery            20,797
11,400  BET                             Conglomerates                   22,663
 4,419  BICC                            Electrical Equipment            18,372
 9,100  Blue Circle Industries          Construction Materials          41,781
 2,343  Bowthorpe                       Electronics                     15,878
 6,000  BPB Industries                  Construction Materials          26,365
 5,300  British Aerospace               Aerospace                       59,288
 4,600  British Land Co.                Real Estate                     26,346
25,100  British Steel                   Steel                           64,651
 2,500  Burmah Castrol PLC              Petroleum Services              38,853
 2,100  Calor Group                     Gas & Pipeline Utilities         8,499
 7,400  Caradon PLC                     Containers & Glass              23,118
 2,900  Carlton Communications          Broadcasting                    44,086
 3,400  Chubb Security                  Business Services               17,837
 8,709  Coats Viyella                   Apparel & Textiles              25,695
   800  Cobham PLC                      Aerospace                        4,986
   340  Costain Group<F133>             Home Builders                      392
 5,000  Courtaulds PLC                  Chemicals                       30,530
 1,200  Courtaulds Textile              Apparel & Textiles               7,772
 2,430  Dawson International            Apparel & Textiles               4,562
 2,739  De La Rue                       Business Services               38,959
 1,800  Delta                           Electrical Equipment            11,956
 2,336  East Midlands Electricity       Electric Utilities              32,010
 3,000  Eastern Group                   Electric Utilities              46,056
 5,070  Electrocomponents               Electronics                     25,918
 3,812  English China Clays             Mining                          20,540
 6,840  FKI                             Electrical Equipment            17,537
11,700  Forte                           Leisure                         46,519
 5,600  General Accident                Insurance                       57,122
 4,300  GKN                             Industrial Machinery            54,751
 3,900  Great Portland Estates          Real Estate                      9,968
10,831  Guardian Royal Exchange         Insurance                       39,134
 3,568  Hammerson PLC                   Real Estate                     18,380
 8,815  Harrison & Crosfield            Miscellaneous                   20,167
 2,800  Hepworth                        Construction Materials          12,745
 4,300  IMI                             Non-ferrous Metals              22,321
 2,700  Johnson Matthey                 Conglomerates                   25,816
14,497  Ladbroke Group                  Hotels & Restaurants            37,969
 1,133  Laing (John)                    Home Builders                    3,986
 1,700  Laird Group                     Industrial Machinery            11,171
12,000  Lasmo                           Gas Exploration                 29,157
 6,084  Legal & General GR              Insurance                       65,611
 1,400  Lex Service                     Business Services                7,289
 2,500  London Electricity              Electric Utilities              35,579
 9,600  Lonrho                          Conglomerates                   23,705
 9,906  Lucas Industries                Industrial Machinery            29,931
 1,400  Manweb                          Electric Utilities              22,199
 3,733  Marley                          Home Builders                    6,332
 5,100  MEPC                            Real Estate                     30,256
 2,212  Mercury Asset Management Gp     Financial Services              32,231
 1,534  Meyer International             Forest Products                  8,471
 4,700  Next                            Retail                          30,589
 5,063  North West Water Group          Business Services               47,491
 1,257  North West Water Group
          (Registered)                  Business Services                3,570
 1,238  Northern Electric               Electric Utilities              17,336
 1,400  Northern Electric Preferred     Electric Utilities               2,181
 1,900  Ocean Group                     Trucking & Freight Forwarding   11,032
   500  Oxford Instruments              Electronics                      3,353
 9,900  Pilkington                      Containers & Glass              29,522
 1,600  Provident Financial             Financial Services              19,413
 3,400  Racal Electronics               Electonics                      13,545
 6,468  Redland                         Construction Materials          35,565
 6,200  Rexam                           Construction Materials          39,618
 3,100  RMC Group                       Construction Materials          49,977
18,032  Rolls Royce                     Automobiles                     43,814
 8,100  Royal Insurance Holdings        Insurance                       49,906
 7,700  Rugby Group                     Construction Materials          12,999
 2,400  Schroders                       Financial Services              50,969
 7,600  Scottish & Newcastle            Food & Beverage                 70,328
18,800  Sears PLC                       Retail                          30,107
 6,400  Sedgwick Group                  Insurance                       10,704
 3,000  Seeboard                        Electric Utilities              24,542
 4,700  Slough Estates                  Real Estate                     14,535
 3,700  Smiths Industries               Industrial Machinery            33,859
 3,400  Southern Electric               Electric Utilities              51,097
 2,060  Southern Water                  Electric Utilities              22,118
 3,300  St. James' Place Capital        Financial Services               6,092
 6,235  T & N                           Industrial Machinery            14,117
11,043  Tarmac                          Construction Materials          14,984
 4,951  Tate & Lyle                     Food & Beverage                 35,074
 4,700  Taylor Woodrow                  Home Builders                    7,898
 5,000  Thames Water                    Business Services               41,535
 5,832  TI Group                        Conglomerates                   39,889
13,000  Trafalgar House                 Conglomerates                    4,666
 1,800  Transport Development           Railroads & Equipment            5,495
 2,900  Unigate                         Food & Beverage                 19,172
 6,600  United Biscuits                 Food & Beverage                 28,481
 4,000  Vickers                         Industrial Machinery            15,841
 1,516  Welsh Water                     Business Services               17,999
 1,530  Welsh Water Preferred           Business Services                2,505
 7,200  Williams Holdings               Construction Materials          35,614
 5,100  Willis Corroon Group            Insurance                       10,139
 2,300  Wilson (Connoly) Holdings       Home Builders                    5,171
 4,400  Wimpey (George)                 Home Builders                    7,081
 6,900  Wolseley                        Construction Materials          42,676
                                                                     ---------
                                                                     2,590,263
                                                                     ---------


        HONG KONG 1.0%
10,000  Applied International Holdings  Electonics                         931
 8,200  Bank Of East Asia               Banks                           28,900
27,000  Cathay Pacific Airways          Air Travel                      39,810
16,000  Chinese Estates                 Real Estate                     11,692
 6,000  Dickson Concepts International  Retail                           4,346
 6,000  Giordano International          Retail                           4,966
13,000  Hang Lung Development Co.       Real Estate                     21,606
 1,600  Hongkong Aircraft Haeco         Aerospace                        4,118
23,200  Hongkong & China Gas            Electric Utilities              37,657
 9,500  Hongkong & Shangai Hotel        Conglomerates                   11,918
41,000  Hopewell Holdings               Real Estate                     25,851
 9,000  Hysan Development               Real Estate                     22,931
 3,500  Johnson Electric Holdings       Electrical Equipment             7,311
 4,000  Kumagai Gumi (HK)               Home Builders                    3,026
 2,000  Lai Sun Garment International   Apparel & Textiles               2,108
 5,000  Miramar Hotel & Invest.         Hotels & Restaurants            10,573
12,000  Oriental Press Group            Publishing                       4,928
 6,000  Peregrine Investments<F133>     Real Estate                      7,644
26,000  Regal Hotels International      Hotels & Restaurants             4,876
14,000  Shangri-La Asia                 Leisure                         15,482
14,000  Shun Tak Holdings               Aerospace                       11,045
 9,000  Stelux Holdings International   Conglomerates                    2,328
14,000  South China Morning Post        Broadcasting                     8,148
 5,300  Tai Cheung Holdings             Real Estate                      4,456
 4,000  Television Broadcasts           Broadcasting                    16,038
 1,460  Wing Lung Bank                  Banks                            8,082
 2,500  Winsor Industrial Corp.         Apparel & Textiles               2,247
                                                                       -------
                                                                       323,018
                                                                       -------


        IRELAND 0.4%
 6,200  Allied Irish Banks              Banks                           31,296
 3,300  CRH                             Construction Materials          21,783
 2,600  Fyffes                          Food & Beverage                  4,322
   805  Greencore Group                 Food & Beverage                  6,447
 1,100  Independent News PLC            Newspapers                       6,585
 2,900  Irish Life                      Insurance                       10,674
 1,500  Kerry Group A                   Food & Beverage                 11,649
 9,840  Smurfit (Jefferson)             Paper                           26,108
 6,700  Waterford Wedgewood             Toys, Amusements &
                                           Sporting Goods                6,070
 1,645  Woodchester Investments         Financial Services               4,471
                                                                       129,405

        ITALY 7.7%
 7,000  Arn Mondadori Edit              Broadcasting, Advertising &
                                           Publishing                   51,814
83,500  Banca Commerciale Italiana      Banks                          162,637
17,500  Banca Naz Agricolt<F133>        Banks                           12,844
10,000  Banca Naz Agricolt Priv<F133>   Banks                            3,852
 8,000  Banca Naz Agricolt,
          Non-Convertible
          Preferred<F133>               Banks                            2,961
 1,500  Banca Naz Agricoltura<F133>     Agricultural Machinery             555
11,000  Banca Popolare Milano<F133>     Banks                           44,851
24,000  Banco Ambros Veneto<F133>       Banks                           62,478
11,000  Banco Ambros Veneto,
          Non-Convertible Preferred     Banks                           13,490
 9,000  Benetton Group                  Apparel & Textiles              93,125
 6,600  Cartiere Burgo                  Forest Products                 37,530
15,500  Cementir                        Construction Materials          12,902
118,000 Credito Italiano Ord            Banks                          134,051
 2,000  Danieli                         Industrial Machinery            10,902
 2,000  Danieli, Non-Convertible
          Preferred                     Industrial Machinery             5,520
34,000  Edison Ord                      Electric Utilities             136,499
17,500  Fidis                           Conglomerates                   31,835
32,000  IMI Istituto Mobiliare          Banks                          174,839
29,000  Impregilo Ord<F133>             Home Builders                   25,195
39,000  Ist Bc S.Paolo (To)             Banks                          215,287
 8,200  Italcementi                     Construction Materials          50,667
 4,000  Italcementi, Non-Convertible
          Preferred                     Construction Materials          11,643
35,000  Italgas                         Gas & Pipeline Utilities        93,090
 3,000  La Previdente                   Insurance                       20,644
21,000  Magneti Marelli                 Industrial Machinery            40,178
 3,000  Marzotto & Figli                Apparel & Textiles              19,101
25,000  Mediobanca                      Banks                          167,017
282,000 Montedison<F133>                Conglomerates                  194,233
36,000  Montedison, Non-Convertible
          Preferred<F133>               Conglomerates                   21,115
63,000  Olivetti<F133>                  Computers & Business Equipment  47,028
 4,500  Olivetti, Non-Convertible
          Preferred<F133>               Computers & Business Equipment   2,484
 1,000  Olivetti, Priv<F133>            Computers & Business Equipment   1,004
58,000  Parmalat Finanziaria            Food & Beverage                 45,843
75,000  Pirelli Spa                     Industrial Machinery            96,917
 4,000  Pirelli Spa, Non-Convertible
          Preferred                     Industrial Machinery             4,065
14,220  Ras                             Insurance                      142,722
 5,780  Ras, Non-Convertible Preferred  Insurance                       31,889
 8,000  Rinascente                      Retail                          47,423
 2,000  Rinascente, Non-Convertible
          Preferred                     Retail                           5,608
 2,000  Rinascente, Priv                Retail                           5,332
 3,000  Sai, Non-Convertible Preferred  Insurance                       12,703
 6,000  Sai Ord                         Insurance                       61,048
20,000  Saipem                          Petroleum                       44,161
 4,333  Sasib                           Industrial Machinery            19,190
 3,000  Sasib, Non-Convertible
          Preferred                     Industrial Machinery             7,433
11,000  Sirti                           Home Builders                   67,001
34,000  SNIA BPD<F133>                  Conglomerates                   33,208
 2,000  SNIA BPD, Non-Convertible
          Preferred                     Conglomerates                    1,204
                                                                     ---------
                                                                     2,527,118
                                                                     ---------


        JAPAN 34.0%
 9,000  77th Bank                       Banks                           83,623
 2,000  Advantest Corp.                 Electronics                    113,453
 2,000  Aida Engineering                Industrial Machinery            14,045
 4,000  Alps Electric Co. <F133>        Electronics                     41,078
 7,000  Amada Co.                       Industrial Machinery            69,832
 2,000  Amano Corporation               Pollution Control               24,255
10,000  Aoki Corp.                      Home Builders                   39,611
 2,000  Aoyama Trading Co.              Conglomerates                   53,988
 1,300  Arabian Oil Co.                 International Oil               49,841
11,000  Asahi Breweries                 Food & Beverage                119,419
 3,000  Asahi Optical Co. <F133>        Toys, Amusement &
                                           Sporting Goods               10,944
15,000  Ashikaga Bank                   Banks                           88,904
 5,000  Asics Corp. <F133>              Apparel & Textiles              13,448
 6,000  Banyu Pharmaceutical Co.        Drugs & Healthcare              63,377
 6,000  Brother Industries              Household Appliances &
                                           Furnishings                  30,104
 7,000  Casio Computer Co.              Toys, Amusement &
                                           Sporting Goods               61,274
14,000  Chichibu Onoda Cement           Construction Materials          70,517
 5,000  Chiyoda Corp.                   Industrial Machinery            46,506
 6,000  Chugai Pharmaceutical Co.       Drugs & Healthcare              54,810
 8,000  Citizen Watch Co., Ltd.         Retail                          54,849
15,000  Cosmo Oil Company               International Oil               73,353
 3,100  Credit Saison Co.               Financial Services              65,187
 2,000  CSK Corporation                 Business Services               56,726
 9,000  Daicel Chemical Ind.            Chemicals                       47,269
10,000  Daido Steel Company             Steel                           44,501
 3,000  Daifuku Co.                     Industrial Machinery            35,796
 7,000  Daiichi Pharmaceutical Co.      Drugs & Healthcare              97,902
 6,000  Daikin Industries               Industrial Machinery            47,826
 5,000  Daikyo Inc.                     Real Estate                     33,400
 7,000  Daimaru Inc.                    Apparel & Textiles              44,501
20,000  Dainippon Ink                   Chemicals                       85,090
 5,000  Dainippon Screen Mfg. Co.<F133> Electonics                      44,697
 6,000  Daishowa Paper Mfg. Co.<F133>   Paper                           44,071
 3,000  Daito Trust Construction        Construction & Mining           26,407
 4,000  Daiwa Kosho Lease Co.           Real Estate                     35,992
11,000  Denki Kagaku Kogyo K.K.         Chemicals                       37,009
 7,000  Ebara Corp.                     Industrial Machinery            97,217
 7,000  Eisai Co.                       Drugs & Healthcare             118,441
 3,000  Ezaki Glico Co.                 Food & Beverage                 24,793
 8,000  Fujikura                        Industrial Machinery            50,624
12,000  Fujita Corp.                    Home Builders                   54,575
 3,000  Fujita Kanko Inc.               Leisure                         63,671
16,000  Furukawa Electric Co.           Electrical Equipment            71,827
 3,000  Gakken Co. <F133>               Broadcasting                    16,578
 5,000  Gunze Limited                   Apparel & Textiles              27,874
 5,000  Hankyu Deptartment Stores       Retail                          61,617
10,000  Haseko Corp.                    Home Builders                   35,601
 8,000  Hazama Corp.                    Home Builders                   31,610
 6,000  Higo Bank                       Banks                           45,831
 1,050  Hirose Electric Co.             Electronics                     67,060
 9,000  Hokkaido Bank                   Banks                           26,847
17,000  Hokuriku Bank                   Banks                           99,760
 9,000  Honshu Paper Co.                Paper                           51,230
 3,000  House Food Corp.                Food & Beverage                 54,575
 3,000  Hoya Corp.                      Drugs & Healthcare              88,024
 6,000  Inax Corporation                Construction Materials          54,105
 5,000  Isetan Co.                      Retail                          66,507
 8,000  Ishihara Sangyo Kaisha<F133>    Industrial Machinery            23,786
 6,000  Itoham Foods Inc.               Food & Beverage                 43,953
 6,000  Iwatani International           Electric Utilities              28,109
 4,000  Jaccs Co.                       Financial Services              36,461
27,000  Japan Energy Corp.              Miscellaneous                   77,373
 3,000  Japan Metal & Chemicals<F133>   Chemicals                       15,551
 9,000  Japan Steel Works               Steel                           21,830
 2,000  Jeol<F133>                      Electronics                     15,746
 4,000  JGC Corp.                       Electronics                     43,425
 2,000  Kaken Pharmaceutical Co.        Drugs & Healthcare              16,353
 6,000  Kamigumi Co.                    Business Services               54,281
 5,000  Kandenko Co.                    Home Builders                   61,617
12,000  Kanebo<F133>                    Apparel & Textiles              23,708
 9,000  Kaneka Corp.                    Chemicals                       56,335
 7,000  Kansai Paint Co.                Chemicals                       30,398
 2,000  Katokichi Co.                   Food & Beverage                 36,579
14,000  Kawasaki Kisen Kaisha<F133>     Trucking & Freight Forwarding   37,518
12,000  Keihin Electric Express         Railroads & Equipment           70,419
 5,000  Kikkoman Corp.                  Food & Beverage                 35,699
 6,000  Kinden Corporation              Home Builders                  103,281
 1,000  Kissei Pharmaceutical Co.       Drugs & Healthcare              28,950
 3,000  Kokuyo Co.                      Business Services               64,551
 2,000  Komori Corporation              Industrial Machinery            47,337
 1,000  Konami Co.                      Business Services               22,495
 9,000  Konica Corporation              Photography                     60,296
 5,000  Koyo Seiko Co.                  Industrial Machinery            39,855
17,000  Kumagai Gumi Co.                Construction Materials          65,177
 6,000  Kurabo Industries               Apparel & Textiles              20,422
 8,000  Kuraray Co.                     Chemicals                       79,026
 5,000  Kureha Chemical Ind Co.         Chemicals                       19,659
 3,000  Kurita Water Industries         Business Services               83,623
11,000  Kyowa Hakko Kogyo Co.           Drugs & Healthcare             102,098
 2,000  Kyudenko Corp.                  Electrical Equipment            26,994
 7,000  Lion Corp.                      Drugs & Healthcare              38,887
 3,000  Maeda Road Construction         Construction Materials          53,695
 2,000  Makino Milling Machine<F133>    Industrial Machinery            16,764
 4,000  Makita Corp.                    Electrical Equipment            62,204
 3,000  Marudai Food Co.                Food & Beverage                 20,245
 7,000  Maruha Corp. <F133>             Food & Beverage                 20,539
 7,000  Meiji Milk Products Co.         Food & Beverage                 38,134
 9,000  Meiji Seika Kaisha              Food & Beverage                 49,205
10,000  Minebea Co.                     Industrial Machinery            81,178
 3,000  Misawa Homes Co.                Home Builders                   23,356
12,000  Mitsubishi Gas Chemical         Chemicals                       52,345
11,000  Mitsubishi Oil Co.              International Oil               87,359
 8,000  Mitsubishi Paper Mills          Paper                           48,667
 3,000  Mitsubishi Steel Mfg.<F133>     Steel                           15,052
 4,000  Mitsubishi Warehouse            Business Services               55,162
20,000  Mitsui Engineering &
          Shipbuilding<F133>            Industrial Machinery            43,816
12,000  Mitsui Mining & Smelting<F133>  Mining                          39,904
27,000  Mitsui Osk Lines<F133>          Trucking & Freight Forwarding   70,771
 3,000  Mitsui-Soko Co.                 Trucking & Freight Forwarding   19,864
19,000  Mitsui Toatsu Chemicals         Chemicals                       70,057
12,000  Mitsukoshi                      Retail                          95,183
 4,000  Mochida Pharmaceutical          Drugs & Healthcare              51,641
 2,000  Mori Seiki Co.                  Industrial Machinery            39,513
 4,000  Nagase & Co.                    Chemicals                       31,689
19,000  Nagoya Railroad Co.             Railroads & Equipment           89,383
11,000  Nankai Electric Railway         Railroads & Equipment           71,651
 9,000  NGK Insulators                  Electrical Equipment            82,918
 5,000  NGK Spark Plug Co.              Industrial Machinery            68,463
11,000  Nichido Fire & Marine           Insurance                       82,302
 7,000  Nichii Co.                      Retail                          82,156
 8,000  Nichirei Corp. <F133>           Household Products              45,694
 8,000  Nihon Cement Co.                Construction Materials          49,215
 8,000  Niigata Engineering Co.         Industrial Machinery            24,255
 3,000  Nippon Beet Sugar Mfg. Co.      Food & Beverage                 11,737
 3,000  Nippon Comsys Corp.             Computers & Business Equipment  31,689
 3,000  Nippon Denko Co.                Steel                           10,181
14,000  Nippon Fire & Marine            Insurance                       75,309
13,000  Nippon Light Metal Co.          Non-ferrous Metals              70,439
 6,000  Nippon Meat Packers             Food & Beverage                 81,569
 4,000  Nippon Sharyo                   Industrial Machinery            32,706
11,000  Nippon Sheet Glass Co.          Containers & Glass              47,660
 8,000  Nippon Shinpan Co.              Financial Services              49,998
 5,000  Nippon Shokubai Co.             Chemicals                       43,621
 7,000  Nippon Suisan Kaisha<F133>      Food & Beverage                 28,412
 7,000  Nishimatsu Construction         Construction & Mining Equipment 78,732
 6,000  Nisshinbo Industries            Apparel & Textiles              53,284
 3,000  Nissin Food Products Co.        Food & Beverage                 67,485
 4,000  Nitto Denko Corp.               Electronics                     63,768
 5,000  NOF Corp.                       Chemicals                       25,429
 4,000  Noritake Co.                    Toys, Amusement &
                                           Sporting Goods               27,776
14,000  NSK                             Industrial Machinery            83,936
11,000  NTN Corp.                       Industrial Machinery            67,240
18,000  Obayashi Corp.                  Home Builders                  133,972
 4,000  Okamoto Industries              Tires & Rubber                  23,864
 3,000  Okuma Corp. <F133>              Industrial Machinery            22,153
 6,000  Okumura Corp.                   Home Builders                   52,462
 7,000  Olympus Optical Co.             Photography                     65,382
 7,000  Omron Corp.                     Electrical Equipment           163,627
 4,000  Onward Kashiyama Co.            Apparel & Textiles              55,162
 8,000  Orient Corp.                    Financial Services              36,305
 2,000  Orix Corp.                      Financial Services              70,419
 9,000  Penta-Ocean Construction        Home Builders                   63,905
 5,000  Pioneer Electronic Corp.        Household Appliances &
                                           Furnishings                  76,776
 4,000  Q.P. Corp.                      Conglomerates                   32,080
 7,000  Renown                          Apparel & Textiles              19,101
 3,000  Rohm Co. <F133>                 Electronics                    182,209
10,000  Sagami Railway Co.              Railroads & Equipment           40,491
 3,000  Sanden Corp.                    Electrical Equipment            17,018
 6,000  Sankyo Aluminum Ind. Co.        Aluminum                        31,278
 2,000  Sanrio Co.                      Retail                          19,952
 6,000  Sanwa Shutter Corp.             Construction Materials          40,784
 8,000  Sapporo Breweries               Food & Beverage                 68,385
 3,000  Seiko Corporation               Retail                          20,510
 4,000  Seino Transportation Co.        Railroads & Equipment           61,812
 6,000  Seiyu                           Apparel & Textiles              69,832
 6,000  Settsu Corp. <F133>             Paper                           16,725
 1,000  Shimachu Co.                    Retail                          26,407
 3,000  Shimano Inc.                    Leisure                         55,748
 9,000  Shionogi & Co.                  Drugs & Healthcare              75,348
10,000  Shiseido Co.                    Drugs & Healthcare             100,738
 2,000  Shochiku Co.                    Leisure                         20,148
 3,000  Shokusan Jutaku Sogo Co. <F133> Construction Materials           9,477
26,000  Showa Denko K.K. <F133>         Chemicals                       76,287
 3,000  Skylark Co.                     Hotels & Restaurants            46,653
 8,000  Snow Brand Milk                 Food & Beverage                 52,423
 4,000  Sumitomo Forestry Co.           Forest Products                 56,335
14,000  Sumitomo Heavy Ind.             Industrial Machinery            39,024
14,000  Sumitomo Metal Mining Co.       Non-ferrous Metals             110,499
11,000  Sumitomo Osaka Cement Co.       Construction Materials          44,432
 3,000  Taiyo Uden Co.                  Electronics                     29,928
 5,000  Takara Shuzo Co.                Household Products              43,816
 3,000  Takara Standard Co.             Food & Beverage                 30,808
 7,000  Takashimaya Co.                 Retail                          97,217
 2,000  Takuma Co.                      Telecommunication Services      25,429
 6,000  Tanabe Seiyaku Co.              Drugs & Healthcare              39,317
24,000  Teijin                          Chemicals                      110,089
 6,000  Teikoku Oil Co.                 International Oil               34,623
 5,000  Toa Corporation                 Home Builders                   33,938
   440  Toho Co.                        Leisure                         61,969
 4,000  Tokyo Broadcasting              Broadcasting                    58,683
 4,000  Tokyo Dome Corp.                Leisure                         60,639
 4,000  Tokyo Electronic Power Co.      Electronics                    173,700
 3,000  Tokyo Style Co.                 Apparel & Textiles              45,479
 5,000  Tokyo Tatemono Co.              Real Estate                     20,148
 7,000  Tokyotokeiba Co.                Leisure                         24,510
14,000  Tosoh Corp. <F133>              Chemicals                       61,480
 5,000  Toyo Engineering                Electronics                     27,385
 1,000  Toyo Exterior Co.               Home Builders                   20,930
 3,000  Toyo Kanetsu K.K.               Petroleum Services              12,059
17,000  Toyobo Co.                      Apparel & Textiles              55,866
 7,000  Toyoda Automatic Loom           Industrial Machinery           109,541
 4,000  Tsubakimoto Chain Co.           Industrial Machinery            18,778
 2,000  Tsugami Corp.                   Industrial Machinery            10,074
21,000  Ube Industries<F133>            Chemicals                       69,421
 2,000  Uni-Charm Corp.                 Household Products              44,990
 1,000  Uniden Corp.                    Household Products              16,138
12,000  Unitika<F133>                   Chemicals                       29,576
 5,000  Yamaguchi Bank                  Banks                           82,645
 5,000  Yamaha Corp.                    Toys, Amusement &
                                           Sporting Goods               79,711
 9,000  Yamato Transport Co.            Trucking & Freight Forwarding   96,826
 6,000  Yamazaki Baking Co.             Food & Beverage                106,215
 6,000  Yokogawa Electric Corp.         Electronics                     45,772
                                                                    ----------
                                                                    11,172,538
                                                                    ----------
        MALAYSIA 0.5%
 1,000  AMMB Holdings                   Financial Services              12,387
 1,800  Amsteel Corp.                   Steel                            1,254
   100  Amsteel Corp. Rights to
          Chocolate Products,
          Expire 11/1/95                Steel                                -
   200  Amsteel Corp. Rights to
          Common Shares,
          Expire 11/1/95                Steel                                -
   333  Amsteel Corp. Warrants,
          Expire 11/1/95                Steel                               45
 1,000  Aokam Perdana                   Paper                            1,675
 1,500  Berjaya Group                   Leisure                            950
 1,000  Berjaya Leisure                 Leisure                            759
 1,000  Commerce Asset-Holding          Financial Services               4,955
 2,000  DCB Holdings                    Financial Services               5,663
 1,000  Edaran Otomobil Nasional        Retail                           7,865
 1,000  Ekran                           Building Construction            2,536
 2,000  Faber Group<F133>               Leisure                          1,699
 2,000  Golden Hope Plantations         Food & Beverages                 3,146
 1,000  Guinness Anchor                 Food & Beverages                 1,691
 1,000  Highlands & Lowlands            Food & Beverages                 1,557
 1,000  Hong Leong Properties           Real Estate                      1,077
   100  Hong Leong Properties Rights,
          Expire 11/11/95               Real Estate                          -
 1,000  Hume Industries                 Construction Materials           5,348
 1,000  Idris Hydraulic<F133>           Financial Services               1,136
 1,000  IGB Corp.                       Real Estate                        865
 1,000  IOI Corp.                       Chemicals                          936
   250  IOI Corp. Rights,
          Expire 12/19/95               Chemicals                            -
 1,000  Jaya Tiasa Holdings             Forest Products                  2,989
 1,000  Johan Holdings                  Industrial Machinery               735
 1,000  Kedah Cement Holdings           Construction Materials           1,557
 1,000  Kuala Lumpur Kepong             Food & Beverages                 2,694
 1,500  Land & General                  Forest Products                  3,480
 1,000  Landmarks                       Hotels & Restaurants             1,125
 1,000  Leader Universal Holdings       Electrical Equipment             2,694
   125  Lion Land Berhad                Real Estate                        135
 2,000  Magnum Corp.                    Leisure                          3,398
 2,000  Malaysian Airline System        Air Travel                       5,466
 1,000  Malayan Cement                  Construction Materials           1,746
 2,000  Malayan United Industies        Financial Services               1,581
 2,333  Malaysia Int'l. Shipping        Containers & Glass               6,147
 1,000  Malaysia Mining Corp.           Mining                           1,337
 1,000  Malaysian Mosaics               Retail                           1,121
 1,000  Malaysian Resources Corp.       Mining                           1,455
 2,000  MBF Capital                     Financial Services               1,887
 1,000  Metroplex                       Real Estate                        783
 2,000  Mulpha International            Conglomerates                    1,825
 1,000  Multi-Purpose Holdings          Conglomerates                    1,337
 1,000  Nestle                          Food & Beverage                  7,039
 1,000  Perlis Plantations              Mining                           2,969
 1,000  Perusahaan Otomobl              Automobiles                      3,578
 1,000  Promet                          Petroleum Services                 916
 2,000  Public Bank                     Banks                            3,539
 1,000  Rashid Hussain                  Financial Services               2,477
 1,000  RJ Reynolds                     Food & Beverage                  2,045
 1,000  Rothmans Pall Mall              Tobacco                          7,393
 1,000  Selangor Properties             Real Estate                        900
 1,000  Shell Refining Co.              International Oil                2,989
 2,000  Ta Enterprise<F133>             Financial Services               2,289
 1,000  Tan Chong Motor Holdings        Industrial Machinery               940
 2,000  Technology Resources
          Industries<F133>              Electronics                      5,073
 1,000  Time Engineering                Electronics                      2,556
 1,000  UMW Holdings                    Industrial Machinery             2,379
 1,000  United Engineers                Industrial Machinery             6,213
 1,000  YTL Corp.                       Home Builders                    5,427
                                                                       -------
                                                                       157,758
                                                                       -------


        NETHERLANDS 2.5%
 5,674  Ahold NV                        Retail                         214,737
   987  Getronics NV                    Computers & Business Equipment  47,036
   149  Hollandsche Benton Groep        Home Builders                   22,443
 1,460  Hoogovens (Kon.)                Steel                           49,896
 1,100  IHC Caland NV                   Home Builders                   31,258
 4,204  KLM<F133>                       Air Travel                     138,617
 4,650  Koninklijke KNP BT NV           Paper                          139,785
 1,042  Nedlloyd (Kon.)                 Trucking & Freight Forwarding   26,444
   754  OCE-Van der Grinten NV          Computers & Business Equipment  43,185
 1,399  Pakhoed (Kon.)                  Petroleum Services              38,072
 1,395  Stad Rotterdam                  Insurance                       38,404
 1,354  Stork NV                        Industrial Machinery            32,734
                                                                       -------
                                                                       822,611
                                                                       -------


        NEW ZEALAND 0.4%
27,075  Brierley Investments Limited    Investment Companies            21,090
17,600  Carter Holt Harvey              Forest Products                 42,057
 1,027  Fisher & Paykel Industries      Household Appliances &
                                           Furnishings                   3,356
15,100  Fletcher Challenge              Forest Products                 39,970
 8,257  Fletcher Challenge
          Forest Division               Forest Products                 11,392
 5,600  Lion Nathan Limited             Food & Beverage                 12,716
 1,000  Wilson & Horton                 Publishing                       5,941
                                                                       -------
                                                                       136,522
                                                                       -------


        NORWAY 0.9%
 1,000  Aker A                          Conglomerates                   12,602
 1,000  Bergesen (Dy) A                 Trucking & Freight Forwarding   20,710
   400  Bergesen (Dy) B,
          Non-Voting Preferred          Trucking & Freight Forwarding    8,220
   600  Dyno Industrier                 Chemicals                       12,137
 1,200  Elkem                           Non-ferrous Metals              13,004
 1,775  Hafslund Nycomed A              Drugs & Healthcare              50,722
   722  Hafslund Nycomed B              Drugs & Healthcare              20,168
 1,100  Kvaerner As                     Agricultural Machinery          46,267
   800  Leif Hoegh & Co.                Trucking & Freight Forwarding   11,559
 1,200  Orkla A                         Conglomerates                   62,032
   600  Petroleum Geo-Services<F133>    Energy Equipment & Services     11,366
 6,300  Uni Storebrand Ord<F133>        Insurance                       31,758
   500  Unitor                          Containers & Glass               6,181
                                                                       -------
                                                                       306,726
                                                                       -------


        SINGAPORE 0.5%
 2,000  Amcol Holdings                  Electronics                      4,411
 4,400  City Developments               Real Estate                     27,216
 1,000  Cycle & Carriage                Automobiles                      8,907
 4,000  DBS Land                        Real Estate                     11,820
 1,000  First Capital Corp.             Hotels & Restaurants             2,700
 1,000  Fraser & Neave                  Food & Beverage                 11,805
 2,000  Hai Sun Hup Group               Trucking & Freight Forwarding    1,280
 1,000  Haw Par Bros. Int'l.            Conglomerates                    2,071
 2,000  Hotel Properties                Hotels & Restaurants             3,026
 1,000  Inchcape Berhad                 Business Services                3,238
 1,000  Jurong Shipyard                 Industrial Machinery             6,645
 3,000  Keppel Corp.                    Industrial Machinery            24,601
 2,000  Lum Chang Holdings              Home Builders                    1,626
 1,200  Metro Holdings                  Retail                           5,090
 2,000  Natsteel                        Steel                            4,029
 4,000  Neptune Orient Lines Nol        Trucking & Freight Forwarding    4,383
 1,000  Overseas Union Ent.             Leisure                          5,302
 2,000  Parkway Holdings                Real Estate                      5,062
 1,000  Shangri-La Hotel                Hotels & Restaurants             3,195
   200  Singapore Press Holdings        Publishing                       3,125
 3,000  Straits Steamship Land          Conglomerates                    8,398
 2,000  Straits Trading Co.             Non-ferrous Metals               4,355
 8,000  UIC United Industrial           Conglomerates                    7,126
 3,000  United Overseas Land            Real Estate                      5,387
                                                                       -------
                                                                       164,798
                                                                       -------


        SPAIN 3.5%
    48  Acerinox                        Aluminum                           599
   535  Acerinox Registered             Aluminum                        56,279
   800  Alba (Corp Financiera)          Conglomerates                   44,172
10,414  Autopistas CESA (Acesa)         Automobiles                     97,112
 7,850  BCO Central Hispano Registered  Banks                          162,458
 1,300  Corporacion Mapfire             Insurance                       66,462
 2,700  Dragados Y Construccion         Home Builders                   35,337
 2,300  Ebro Agricolas                  Food & Beverage                 22,859
 1,000  ENCE (Empresa Nac Celulosa)     Forest Products                 18,282
 1,050  Fasa Renault                    Automobiles                     33,497
   700  Fomento Const Y Contra          Home Builders                   49,358
 1,800  Gas Natural SDG SA              Electric Utilities             246,479
 1,050  Metrovacesa                     Real Estate                     31,951
 1,900  Urbis (Inmobilaria)             Real Estate                      9,201
   350  Portland Valderrivas            Construction Materials          23,047
 1,750  Tabacalera                      Food & Beverage                 58,476
13,900  Union Electrica Fenosa          Electric Utilities              64,582
 2,400  Uralita                         Construction Materials          24,147
 2,050  Vallehermoso SA                 Real Estate                     33,119
 1,100  Viscofan                        Aluminum                        13,767
   407  Zardoya Otis                    Industrial Machinery            39,685
                                                                     ---------
                                                                     1,130,869
                                                                     ---------


        SWEDEN 1.7%
 1,800  AGA Series A                    Chemicals                       24,113
 1,500  AGA Series B                    Chemicals                       19,417
 1,700  Atlas Copco Series A            Industrial Machinery            25,716
   800  Atlas Copco Series B            Construction & Mining           12,102
   400  Autoliv                         Industrial Components           22,939
 1,000  Electrolux Series B             Household Appliances &
                                           Furnishings                  42,748
   200  Esselte Series A                Electronics                      3,025
   700  Euroc Series A                  Construction Materials          17,385
   600  Hennes & Mauritz Series B       Retail                          39,196
   300  Securitas Series B              Business Services               11,605
 7,300  Skand. Enskilda Banken
          Series A                      Banks                           49,226
 1,400  Skandia Foersaekrings           Insurance                       35,508
 1,700  Skanska Series B                Home Builders                   55,015
   700  SKF Series A                    Construction & Mining           13,013
   900  SKF Series B                    Industrial Machinery            17,069
 3,400  Stora Kopparbergs Series A      Forest Products                 41,198
 1,000  Stora Kopparbergs Series B      Forest Products                 12,117
 2,700  Svenska Cellulosa               Forest Products                 46,127
 2,900  Svenska Handelsbk Series A      Banks                           50,853
   300  Svenska Handelsbk Series B      Banks                            5,035
 1,600  Trelleborg Series B             Mining                          17,942
                                                                       -------
                                                                       561,349
                                                                       -------


        SWITZERLAND 2.1%
   148  Adia Porteur<F133>              Business Services               24,482
    50  Alusuisse-Lonza Hldg            Non-ferrous Metals              38,187
   100  Alusuisse-Lonza Hldg
          Registered                    Aluminum                        76,111
    80  Danzas Holding                  Household Products              14,289
    15  Fischer (Georg) Inhaber Ag      Industrial Machinery            20,722
    15  Fischer (Georg) Inhaber Ag
          Registered                    Industrial Machinery             3,960
    40  Forbo Holding Registered        Construction Materials          16,859
   700  Holderbank Fin Warrants,
          Expire 12/20/95               Financial Services                 832
   148  Holderbk FN Glarus              Financial Services             118,765
    55  Interdiscount Holding<F133>     Retail Trade                     6,291
    50  Interdiscount Holding
          Warrants, Expire 11/15/96     Retail Trade                        15
    10  Jelmoli Holding                 Retail Trade                     4,795
    35  Jelmoli Holding Registered      Retail Trade                     3,326
    10  Kuoni Reisen Series B           Leisure                         15,926
    95  Merkur Holding Ag Registered    Retail Trade                    21,148
    15  Moevenpick Holdings             Leisure                          6,243
    10  Moevenpick Holdings Registered  Leisure                          4,751
    35  Schindler Holding Ag            Industrial Machinery            32,798
    40  SGS Holding                     Business Services               75,495
    50  Sika Finanz Inhaber Ag          Construction Materials          12,846
    90  SMH Ag Neuenburg                Toys, Amusement &
                                           Sporting Goods               56,067
   355  SMH Ag Neuenburg Registered     Toys, Amusement &
                                           Sporting Goods               47,635
    20  Sulzer Ag                       Industrial Machinery            11,967
    65  Sulzer Ag Registered            Industrial Machinery            41,465
    55  Swissair<F133>                  Air Travel                      34,602
                                                                       -------
                                                                       689,577

        Total Common and Preferred Stocks
        (Cost) $33,582,527                                          31,737,386

        SHORT-TERM INVESTMENTS 3.1%
        UNITED STATES 3.1%
332,000 Short-Term Investments Co.
          Prime Portfolio               Investment Company             332,000
682,000 Financial Square Prime
          Obligation Fund               Investment Company             682,000
                                                                       -------


        Total Short-Term Investments
        (Cost $1,014,000)                                            1,014,000

        Total Investments 99.8%
        (Cost $34,596,527)                                          32,751,386

        Other Assets, less
        Liabilities 0.2%                                                68,772

        TOTAL NET ASSETS 100.0%                                    $32,820,158

<F133>Non-income producing

                     See notes to the financial statements.



BALANCED FUND
GROWTH AND INCOME FUND
EQUITY INDEX FUND
MIDCORE GROWTH FUND
SPECIAL GROWTH FUND
INTERNATIONAL EQUITY FUND
NOTES TO THE FINANCIAL STATEMENTS

1.ORGANIZATION
 Portico Funds, Inc. (the "Company") was incorporated on February 15, 1988, as a Wisconsin Corporation and is registered as an open-end management investment company under the Investment Company Act of 1940. The Balanced Fund, the Growth and Income Fund, the Equity Index Fund, the MidCore Growth Fund, the Special Growth Fund, and the International Equity Fund (the "Funds") are separate, diversified investment portfolios of the Company. The Special Growth Fund commenced operations on December 28, 1989; the Growth and Income Fund and Equity Index Fund commenced operations on December 29, 1989; the Balanced Fund commenced operations on March 30, 1992; the MidCore Growth Fund commenced operations on December 29, 1992; and the International Equity Fund commenced operations on April 28, 1994.

 The costs, in thousands, incurred in connection with the organization, initial registration and public offering of shares aggregating $25, $46, $44, $14, $45 and $27 for the Balanced, Growth and Income, Equity Index, MidCore Growth, Special Growth and International Equity Funds, respectively, have been paid by the Funds. These costs are being amortized over the period of benefit, but not to exceed sixty months from each Fund's commencement of operations.

 The Company has issued two classes of Fund shares in each of the Funds:Series
A and Series Institutional. The Series A shares are subject to a 0.25% service organization fee and an initial sales charge imposed at the time of purchase, in accordance with the Funds' prospectus. The maximum sales charge is 4% of the offering price or 4.16% of the net asset value. Each class of shares for each Fund has identical rights and privileges except with respect to service organization fees paid by Series A shares, voting rights on matters affecting a single class of shares and the exchange privileges of each class of shares.

2.SIGNIFICANT ACCOUNTING POLICIES
 The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles.

a) Investment Valuation - Securities which are traded on a recognized stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded or at the last sale price on a national securities exchange. Exchange-traded securities for which there were no transactions are valued at the current bid prices, with the exception of the International Equity Fund, which is valued at the average of the current bid and asked prices. Securities traded on only over-the-counter markets are valued on the basis of closing over-the-counter bid prices. Instruments with a remaining maturity of 60 days or less are valued on an amortized cost basis. Securities for which market quotations are not readily available and other assets are valued at fair value as determined by the investment adviser under the supervision of the Board of Directors. Portfolio securities which are primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair value of those securities is determined through the consideration of other factors by or under the direction of the Board of Directors. Quotations of foreign securities in foreign currency are converted to United States ("U.S.") dollar equivalents using the foreign exchange quotation in effect at the time net asset value is computed. Foreign securities held by the International Equity Fund may trade in their local markets on days the U.S. exchanges are closed, and the International Equity Fund's net asset value may, therefore, change on days when investors may not purchase or redeem Fund shares.

b) Federal Income Taxes - No provision for federal income taxes has been made since the Funds have complied to date with the provisions of the Internal Revenue Code available to regulated investment companies and intend to continue to so comply in future years.

c) Income and Expenses - The Funds are charged for those expenses that are directly attributable to each portfolio, such as advisory, administration and certain shareowner service fees. Expenses that are not directly attributable to a portfolio are typically allocated among the Company's portfolios in proportion to their respective net assets, number of shareowner accounts, or net sales, where applicable. Net investment income other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for the current day's capital share activity of the respective class).

d) Distributions to Shareowners - Dividends from net investment income are declared and paid quarterly, for the Balanced, Growth and Income and Equity Index Funds and annually for the MidCore Growth, Special Growth and International Equity Funds. Distributions of net realized capital gains, if any, will be declared at least annually.

e) Futures Contracts - The Equity Index Fund may utilize futures contracts to a limited extent. The primary risks associated with the use of futures contracts include an imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated at which time realized gains and losses are recognized.

f) When-Issued Securities - The Funds may purchase securities on a when-issued or delayed delivery basis. Although the payment and interest terms of these securities are established at the time the purchaser enters into the agreement, these securities may be delivered and paid for at a future date, generally within 45 days. The Fund records purchases of when-issued securities and reflects the values of such securities in determining net asset value in the same manner as other portfolio securities. The Fund segregates and maintains at all times cash, cash equivalents, or other high-quality liquid debt securities in an amount at least equal to the amount of outstanding commitments for when-issued securities.

g) Unregistered Security - The Balanced Fund owns an investment security which is unregistered and thus restricted as to resale. This security is valued by the Fund after giving due consideration to pertinent factors including recent private sales, market conditions and the issuer's financial performance. Where future disposition of this security requires registration under the Securities Act of 1933, the Fund has the right to include its security in such registration, generally without cost to the Fund. The Fund has no right to require registration of unregistered securities.

h) Foreign Currency Translations - The books and records of the International Equity Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, and income and expenses denominated in foreign currencies are translated on the respective dates of such transactions. Unrealized gains and losses on investments which result from changes in foreign currency exchange rates have been included in the unrealized net appreciation (depreciation) on investments. Foreign currency exchange gains and losses included in net appreciation (depreciation) on foreign currency and net realized gains and losses on foreign currency include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amount actually received. The portion of the foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date of a security is included in realized gains and losses on investment transactions.

i) Other - Investment and shareowner transactions are recorded no later than the first business day after the trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds, and interest income is recognized on an accrual basis. Generally accepted accounting principles require that permanent financial reporting and tax differences be reclassified to capital stock.

3.CAPITAL SHARE TRANSACTIONS
 On January 9, 1995, all previously existing series of shares of each Fund were reclassified as Series A shares. Effective January 9, 1995, Institutional shareowners exchanged their Series A shares for the Funds' Institutional series shares. Transactions in capital shares for the Funds, in thousands, were as follows:

                                 BALANCED      GROWTH AND INCOME EQUITY INDEX
                                   FUND              FUND            FUND
                              ---------------   --------------  --------------
                            Amount   Shares    Amount  Shares   Amount  Shares
                            ------   ------    ------  ------   ------  ------

PERIOD FROM JAN. 10,
 TO OCT. 31, 1995:
Series A shares:
 Reclassification of
  previous class           $101,671   4,722  $159,134   7,206  $107,441  3,306
 Exchange out to Series
  Institutional shares     (85,645) (3,978) (125,287) (5,674)  (94,927)(2,921)
 Shares sold                  4,044     166     5,748     225     6,511    171
 Shares issued to owners
  in reinvestment of
  dividends                     279      12       358      14       222      5
 Shares redeemed            (1,911)    (79)   (5,802)   (235)   (4,042)  (107)
                            -------    ----   -------   -----   -------  -----

 Net increase              $ 18,438     843   $34,151   1,536   $15,205    454
                            =======   =====    ======   =====    ======  =====

Series Institutional shares:
 Exchange in from
  Series A shares          $ 85,645   3,978  $125,287   5,674  $ 94,927  2,921
 Shares sold                 34,956   1,469    27,970   1,112    32,025    852
 Shares issued to owners
  in revinvestment of
  dividends                   1,518      62     1,572      61     1,803     47
 Shares redeemed           (34,962) (1,473)  (24,218)   (956)  (17,405)  (458)
                           -------- -------  --------   -----  --------  -----

 Net increase              $ 87,157   4,036  $130,611   5,891  $111,350  3,362
                            =======   =====   =======   =====   =======  =====

PERIOD FROM NOV. 1, 1994
 TO JAN. 9, 1995:
Previous class:
 Reclassification to
  Series A shares        $(101,671) (4,722)$(159,134) (7,206)$(107,441)(3,306)
 Shares sold                 12,996     608     5,431     241     5,050    155
 Shares issued to owners
  in reinvestment of
  dividends                     528      24     4,848     218       868     27
 Shares redeemed            (4,138)   (193)   (8,009)   (358)   (3,100)   (95)
                            -------   -----   -------   -----   -------   ----

 Net (decrease)          $ (92,285) (4,283)$(156,864) (7,105)$(104,623)(3,219)
                            =======   =====   =======   =====   =======  =====
FOR THE YEAR ENDED
 OCTOBER 31, 1994:
 Shares sold               $ 28,851   1,287  $ 34,645   1,503  $ 44,189  1,348
 Shares issued to owners
  in reinvestment of
  dividends                   1,738      79     6,597     291     1,769     55
 Shares redeemed           (15,322)   (691)  (33,938) (1,471)  (23,637)  (721)
 Net increase              $ 15,267     675  $  7,304     323  $ 22,321    682




                            MIDCORE GROWTH     SPECIAL GROWTH   INTERNATIONAL
                                 FUND               FUND         EQUITY FUND
                            ---------------    --------------   --------------
                            Amount   Shares    Amount  Shares   Amount  Shares
                            ------   ------    ------  ------   ------  ------

PERIOD FROM JAN. 10
 TO OCT. 31, 1995:
Series A shares:
 Reclassification of
  previous class           $114,588   5,531  $380,463  11,829  $ 24,309  1,297
 Exchange to Series
  Institutional           (106,247) (5,128) (313,914) (9,761)  (23,001)(1,228)
 Shares sold                  3,309     141    20,357     553       878     46
 Shares issued to owners
  in reinvestment of
  dividends                       1       -         -       -         -      -
 Shares redeemed            (3,301)   (149)  (18,782)   (513)     (574)   (30)
                            -------   -----  --------   -----     -----   ----

 Net increase              $  8,350     395   $68,124   2,108    $1,612     85
                            =======   =====   =======  ======   =======  =====

Series Institutional
shares:
 Exchange in
  from Series A            $106,247   5,128  $313,914   9,761  $ 23,001  1,228
 Shares sold                 21,193     911    78,933   2,180     8,978    463
 Shares issued to owners
  in revinvestment of
  dividends                     105       5        39       1         -      -
 Shares redeemed           (18,595)   (794)  (54,904) (1,472)   (1,285)   (66)
                           --------   -----  -------- -------   -------   ----

 Net increase              $108,950   5,250  $337,982  10,470   $30,694  1,625
                            =======   =====   =======  ======    ======  =====

PERIOD FROM NOV. 1, 1994
 TO JAN. 9, 1995:
Previous class:
 Reclassification to
  Series A shares        $(114,588) (5,531)$(380,463)(11,829) $(24,309)(1,297)
 Shares sold                 25,253   1,226    31,095     978     2,199    114
 Shares issued to owners
  in reinvestment of
  dividends                     116       5     2,291      71        59      3
 Shares redeemed           (20,110)   (973)  (36,576) (1,139)     (156)    (8)
                           --------   -----  -------- -------     -----    ---

 Net (decrease)          $(109,329) (5,273)$(383,653)(11,919) $(22,207)(1,188)
                           ========   =====   =======  ======    ======  =====

FOR THE YEAR ENDED
 OCTOBER 31, 1994<F134>:
 Shares sold               $ 45,282   2,117  $209,100   6,493  $ 24,430  1,222
 Shares issued to owners
  in reinvestment of
  dividends                     214      10       436      14       -       -
 Shares redeemed           (17,031)   (801) (171,571) (5,323)     (680)   (34)
                           --------   ----- --------- -------     -----   ----
 Net increase              $ 28,465   1,326  $ 37,965   1,184  $ 23,750  1,188
                           ========   =====   =======  ======    ======  =====

<F134>For the period April 28, 1994 through October 31, 1994 for International
Equity Fund.


4.INVESTMENT TRANSACTIONS
 The aggregate purchases and sales, in thousands, of securities, excluding short-term investments, for the Funds for the year ended October 31, 1995, were as follows:

                              GROWTH AND EQUITY  MIDCORE  SPECIAL INTERNATIONAL
                    BALANCED    INCOME   INDEX   GROWTH   GROWTH      EQUITY
                                ------   -----   ------   ------      ------

                      FUND       FUND     FUND    FUND     FUND        FUND
                      ----       ----     ----    ----     ----        ----

 Purchases:
   U.S. Government  $17,102       -        -        -        -          -
   Other             61,887    $80,249  $24,791  $73,142 $320,229    $14,946
 Sales:
   U.S. Government   14,091       -        -        -        -          -
   Other             49,665     84,312   5,643   60,497   320,809      4,161

Equity Index Fund transactions in futures contracts during the period October 31, 1994 to October 31, 1995, in thousands, were as follows:

                                                    AGGREGATE
                                      NUMBER OF   FACE VALUE OF
                                      CONTRACTS CONTRACTS <F135>
                                      --------- ---------------


Outstanding at October 31, 1994           22         $ 5,138
Contracts opened                         227          59,470
Contracts closed                       (220)        (56,173)
Outstanding at October 31, 1995           29         $ 8,435

<F135>The aggregate face value of contracts is computed on the date each contract is opened.

The number of futures contracts and gross unrealized appreciation, in thousands, as of October 31, 1995 were as follows:

                                       NUMBER OF      UNREALIZED
                                       CONTRACTS     APPRECIATION
                                       ---------     ------------

S&P 500 Financial Futures Contract
Expiration date 12/95<F136>               29             $31

<F136>At October 31, 1995, U.S. Treasury Bills of $330, in thousands, were held as collateral by the custodian in an initial margin account in connection with open futures contracts held by the Equity Index Fund.

The International Equity Fund enters into foreign currency forward contracts to hedge against foreign currency risk on unsettled trades.

At October 31, 1995, gross unrealized appreciation and depreciation of investments for federal tax purposes, in thousands, were as follows:

                                 GROWTH   EQUITY  MIDCORE SPECIAL INTERNATIONAL
                      BALANCED AND INCOME  INDEX  GROWTH  GROWTH      EQUITY
                        FUND      FUND     FUND    FUND    FUND        FUND
                        ----      ----     ----    ----    ----        ----


Appreciation          $22,532    $40,340 $47,904 $36,632  $130,604   $ 1,871
(Depreciation)        (1,897)      (881) (2,589) (1,880)  (14,503)   (3,720)
                      -------      ----- ------- -------  --------   -------

Net unrealized
  appreciation
   (depreciation) on
  investments         $20,635    $39,459 $45,315 $34,752  $116,101  $(1,849)
                       ======     ======  ======  ======   =======    ======

 At October 31, 1995, the cost of investments, in thousands, for federal income tax purposes was $104,602, $168,127, $111,231, $109,910, $394,568 and $34,601
for the Balanced, Growth and Income, Equity Index, MidCore Growth, Special Growth and International Equity Funds, respectively.

 At October 31, 1995, the Midcore Growth Fund had accumulated net realized capital loss carryovers, in thousands, of $295 expiring in 2001. The MidCore Growth Fund had accumulated net realized capital loss carryovers, in thousands, of $4,704, expiring in 2002. To the extent the MidCore Growth Fund realizes future net capital gains, taxable distributions to its shareowners will be offset by any unused capital loss carryover. For the year ended October 31, 1995, the Balanced and MidCore Growth Funds utilized, in thousands, capital loss carryovers of $1,398 and $2,666, respectively. For the year ended October 31, 1995, the following percent of dividends paid from net investment income qualifies for the dividend received deduction available to corporate stockholders:Balanced Fund 17%, Growth and Income Fund 100%, Equity Index Fund 90% and MidCore Growth Fund 100%. In addition, the Special Growth Fund's capital gain distribution of $2,571, in thousands, contains $116, in thousands, of ordinary income that qualifies for an 8% dividend received deduction available to corporate shareholders.

5. INVESTMENT ADVISORY AND OTHER AGREEMENTS
 The Funds have entered into an Investment Advisory Agreement with Firstar Investment Research & Management Company ("FIRMCO"). FIRMCO is a subsidiary of Firstar Corporation, a publicly held bank holding company. Pursuant to its Advisory Agreement with the Funds, the Adviser is entitled to receive a fee, calculated daily and payable monthly, at the annual rates presented below as applied to each Fund's daily net assets. FIRMCOentered into a Sub-Advisory Agreement with State Street Bank and Trust Company (the "Sub-Adviser") for the International Equity Fund. The Sub-Adviser is a wholly-owned subsidiary of State Street Boston Corporation, a bank holding company. Pursuant to its Sub-Advisory Agreement with FIRMCO, the Sub-Adviser is entitled to receive a fee from FIRMCO, calculated daily and payable monthly, at the annual rate presented below as applied to the International Equity Fund's daily net assets.

For the period ended October 31, 1995, FIRMCO voluntarily waived the following fees, in thousands, by Fund:

                           GROWTH     EQUITY   MIDCORE   SPECIAL  INTERNATIONAL
              BALANCED   AND INCOME    INDEX    GROWTH   GROWTH      EQUITY
                FUND        FUND       FUND      FUND     FUND        FUND
                ----        ----       ----      ----     ----        ----


Annual Rate    0.75%       0.75%      0.25%     0.75%    0.75%   <F137><F138>
Fees waived     $267         $69          -       $62      $48        $312


<F137>FIRMCO is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 1.50% of the Fund's first $25 million of average daily net assets, 1.45% on the next $25 million, 1.40% on the next $50 million and 1.35% of the Fund's average daily net assets in excess of $100 million.
<F138>to its Sub-Advisory Agreement with FIRMCO, the Sub-Adviser is entitled to receive a fee from FIRMCO, calculated daily and payable monthly, at the annual rate of 0.40% of the Fund's first $25 million of average daily net assets, 0.35% on the next $25 million, 0.30% on the next $50 million and 0.25% of the Fund's average daily net assets in excess of $100 million.

 State Street Bank and Trust Company serves as custodian and accounting services agent for the International Equity Fund, and Firstar Trust Company, an affiliate of FIRMCO, serves as custodian and accounting services agent for the remaining Funds. Firstar Trust Company serves as transfer agent for all the Funds.

 The Company has entered into a Co-Administration Agreement with B.C. Ziegler and Company and Firstar Trust Company (the "Co-Administrators") for certain administrative services. Pursuant to the Co-Administration Agreement with the Company, the Co-Administrators are entitled to receive a fee, computed daily and payable monthly, at the annual rate of 0.125% of the Company's first $2 billion of average aggregate daily net assets, plus 0.10% of the Company's average aggregate daily net assets in excess of $2 billion. For the year ended October 31, 1995, $83, $134, $98, $90, $346 and $20 of administration fees, in thousands, were voluntarily waived for the Balanced, Growth and Income, Equity Index, MidCore Growth, Special Growth and International Equity Funds, respectively.

 The Company has entered into Servicing Agreements with certain Service Organizations, including FIRMCO affiliates, for the Series A class of shares. The Service Organizations are entitled to receive fees from the Funds up to the annual rate of 0.25% of the average daily net asset value of the Series A Shares for certain support and/or distribution services to customers of the Service Organizations who are beneficial owners of Fund Series A Shares. These services may include assisting customers in processing purchase, exchange and redemption requests; processing dividend and distribution payments from the Funds; and providing information periodically to customers showing their positions in Fund Series A Shares. Service Organization fees, in thousands, paid by the Balanced, Growth and Income, Equity Index, MidCore Growth, Special Growth and International Equity Funds to FIRMCO affiliates aggregated $32, $64, $25, $15, $130 and $3 respectively, for the year ended October 31, 1995.

 Each Director of the Company who is not affiliated with FIRMCO receives an annual fee from the Company for service as a Director and is eligible to participate in a deferred compensation plan with respect to these fees. Participants in the plan may designate their deferred Director's fees as if invested in any one of the Portico Funds (with the exception of the MicroCap
Fund) or in 90-day U.S. Treasury bills. The value of each Director's deferred compensation account will increase or decrease as if it were invested in shares of the selected Portico Funds or 90-day U.S. Treasury bills. The Funds maintain their proportionate share of the Company's liability for deferred fees.

6. FOREIGN SECURITIES
 Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S.companies and the U.S. government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S.Government.

7. DISTRIBUTIONS
 On November 8, 1995, a distribution of approximately $4.58 per share (including $1.55 taxable to shareowners as ordinary income dividends and $3.03 applicable to long-term capital gains), aggregating $57,481, in thousands, was paid by the Special Growth Fund to the shareowners of record on November 7, 1995, of both the Series A and Series Institutional Shares.

 On November 8, 1995, a long-term capital gain distribution of approximately $1.19 per share aggregating $8,837, in thousands, was paid by the Growth and Income Fund to the shareowners of record on November 7, 1995, of both the Series A and Series Institutional Shares.


Report of Independent Accountants

To the Board of Directors and Shareholders of the Portico Balanced Fund, the Portico Growth and Income Fund, the Portico Equity Index Fund, the Portico MidCore Growth Fund, the Portico Special Growth Fund, and the Portico International Equity Fund.

In our opinion, the accompanying statement of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Portico Balanced Fund, the Portico Growth and Income Fund, the Portico Equity Index Fund, the Portico MidCore Growth Fund, the Portico Special Growth Fund and the Portico International Equity Fund (six of the portfolios of Portico Funds, Inc. (the "Funds")) at October 31, 1995, the results of each of their operations for the year then ended, the changes in each of their net assets for the year ended October 31, 1995, and for each of the other periods indicated, and each of their financial highlights for the year ended October 31, 1995, and for each of the other periods indicated, all in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1995, by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

/s/ Price Waterhouse
Milwaukee, Wisconsin
November 29, 1995



-Portico Funds are available through:
 - the Portico Funds Center,
 - Investment Specialists who are registered representatives of Elan Investment Services, Inc., a registered broker/dealer, NASD and SIPC member,
 - and through selected shareholder organizations.
This report is authorized for distribution only when preceded or accompanied by a current prospectus.


                   To Open an Account or Request Information
                                 1-800-982-8909
                                 1-414-287-3710

                   For Account Balances and Investor Services
                                 1-800-228-1024
                                 1-414-287-3808

                              Portico Funds Center
                            615 East Michigan Street
                                 P.O. Box 3011
                            Milwaukee, WI  53201-3011